                                                    1933 Act File No. 33-11905
                                                    1940 Act File No. 811-5010

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....

Pre-Effective Amendment No.       ..........................

Post-Effective Amendment No.  45  ..........................        X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 46  ..........................................        X

                             THE HUNTINGTON FUNDS

              (Exact name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                          Pittsburgh, PA 15237-7010
                   (Address of Principal Executive Offices)

                                1-800-544-8347
                       (Registrant's Telephone Number)

                             Ronald J. Corn, Esq.
                         The Huntington National Bank
                             41 South High Street
                              Columbus, OH 43287
                   (Name and address of agent for service)
              (Notices should be sent to the Agent for Service)

                                  Copies to:
                           Alyssa Albertelli, Esq.
                              Ropes & Gray LLP
                               700 12th Street
                                 NW Suite 900
                             Washington, DC 20005

Approximate Date of proposed Public Offering: As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 x  on April 30, 2004  pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on _______________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on ______________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Logo of Huntington Funds]

Investor Guide

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MAY 1, 2004

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INVESTMENT A SHARES

INVESTMENT B SHARES

INVESTMENT A SHARES PROSPECTUS

INVESTMENT B SHARES PROSPECTUS

Money Market Funds

Huntington Florida Tax-Free Money Fund

Huntington Money Market Fund

Huntington Ohio Municipal Money Market Fund

Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund

Huntington Growth Fund

Huntington Income Equity Fund

Huntington International Equity Fund

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Huntington Macro 100 Fund

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Huntington Mid Corp America Fund

Huntington New Economy Fund

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Huntington Rotating Markets Fund

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Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund

Huntington Intermediate Government Income Fund

Huntington Michigan Tax-Free Fund

Huntington Mortgage Securities Fund

Huntington Ohio Tax-Free Fund

Huntington Short/Intermediate Fixed Income Securities Fund

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MAY 1, 2004

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[Logo of Huntington Funds]

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The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.

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Huntington Funds

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How to Read This Prospectus

The Huntington Funds (“Trust”) is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about the Investment A Shares and Investment B Shares (“Shares”) of the Funds that you should know before investing. All of the Funds offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which are offered in separate Prospectuses.

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Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

Introduction

3
Fund Summary, Investment Strategy and Risks

Money Market Funds
4	Florida Tax-Free Money Fund
9	Money Market Fund
14	Ohio Municipal Money Market Fund
19	U.S.Treasury Money Market Fund
Equity Funds
24	Dividend Capture Fund
30	Growth Fund
35	Income Equity Fund
41	International Equity Fund
48	Macro 100 Fund
52	Mid Corp America Fund
59	New Economy Fund
66	Rotating Markets Fund
73	Situs Small Cap Fund
Income Funds
81	Fixed Income Securities Fund
88	Intermediate Government Income Fund
95	Michigan Tax-Free Fund
101	Mortgage Securities Fund
108	Ohio Tax-Free Fund
115	Short/Intermediate Fixed Income Securities Fund
Shareholder Information

121	Distribution of the Funds
121	Distribution Plan (Rule 12b-1 Fees)
122	Sales Charges
124	Contingent Deferred Sales Charges
125	Pricing Shares
125	Purchasing Shares
128	Exchanging Shares
129	Redeeming Shares
More About the Huntington Funds

132	Management of the Trust
136	Dividends and Distributions
136	Tax Consequences
138	Financial Information
150	Additional Investment Strategies
151	Investment Practices
160	Glossary of Investment Risks

For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

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As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

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The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

Florida Tax-Free Money Fund

Fund Summary

Investment Goal

To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus

Florida tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

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The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax.

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In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Florida as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Advisor’s strategy to take advantage of the exemption from Florida’s intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund’s performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence.

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		Since Class
	1 Year	Inception*

Florida Tax-Free Money Fund — Investment A Shares
Returns before taxes	0.24%	1.72%

* Since January 28, 1999.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

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The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

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To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Investment A Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Distribution (12b-1) Fees	0.25%

Shareholder Service Fees	0.25%

Other Expenses	0.42%

Total Annual Fund Operating Expenses	1.22%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$124	$387	$670	$1,477

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Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus

High-quality, short-term debt securities

Principal Investment Strategy

Maximize current income while preserving capital

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

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The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. Government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investment Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Money Market Fund — Investment A Shares
Returns before taxes	0.24%	2.90%	3.87%	3.81%

Money Market Fund — Investment B Shares(1)
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(4.48)%	2.08%	3.25%	3.16%

(1) Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

*Since May 1, 1991.

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Yield

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The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

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To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	None	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	None	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	None	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.28%	0.28%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.30%	0.30%

Total Annual Fund Operating Expenses	1.08%	1.58%

* Does not include any wire transfer fees, if applicable.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$110	$343	$595	$1,317
Investment B Shares
If you do not sell your Shares:	$161	$499	$860	$1,744
If you sell you Shares at the end of
the period:	$661	$799	$1,060	$1,744

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Ohio Municipal Money Market Fund

Fund Summary

Investment Goal

To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus

Ohio tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

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The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

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For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Ohio Municipal Money Market Fund —
Investment A Shares
Returns before taxes	0.24%	1.77%	2.38%	2.43%

* Since May 1, 1991.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

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The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

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To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Investment A Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Distribution (12b-1) Fees	0.25%

Shareholder Service Fees	0.25%

Other Expenses	0.31%

Total Annual Fund Operating Expenses	1.11%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$113	$353	$612	$1,352

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U.S. Treasury Money Market Fund

Fund Summary

Investment Goal

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To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

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Investment Focus

U.S. Treasury obligations

Principal Investment Strategy

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Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

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Share Price Volatility

Low

Investment Strategy

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The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

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Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

For more information about risks, please see the “Glossary of Investments Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	10 Years	Since Class Inception*

U.S. Treasury Money Market Fund —
Investment A Shares
Returns before taxes	0.25%	2.80%	3.77%	3.75%

* Since October 19, 1993.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

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The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

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To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Investment A Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.20%

Distribution (12b-1) Fees	0.25%

Shareholder Service Fees	0.25%

Other Expenses	0.30%

Total Annual Fund Operating Expenses	1.00%

*Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$102	$318	$552	$1,225

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Dividend Capture Fund

Fund Summary

Investment Goal

To seek total return on investment, with dividend income as an important component of that return

Investment Focus

U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy

Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

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To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends may not qualify for lower rates that apply to certain other “qualified investment income.”

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects.

Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	Since Class Inception*

Dividend Capture Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	13.65%	7.04%

Returns after taxes on distributions(1)	12.92%	5.28%

Returns after taxes on distributions
and sales of Investment A Shares(1)	9.68%	4.98%

Dividend Capture Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Return before taxes	14.90%	7.81%

Returns after taxes on distributions(1)	14.23%	6.16%

Return after taxes on distributions
and sales of Investment B Shares(1)	10.43%	5.71%

S&P 500 (reflects no deduction for fees,
expenses or taxes)(2)	28.68%	(2.21)%

DCIB (reflects no deduction for fees,
expenses or taxes)(3)	23.91%	6.81%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurmenet period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)	The unmanaged DCIB is a custom, blended index comprised of the S&P 500/Barra Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%).
*	Since March 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.75%	0.75%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.41%	0.41%

Total Annual Fund Operating Expenses	1.66%	2.16%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$734	$1,068	$1,425	$2,427
Investment B Shares
If you do not sell your Shares:	$219	$676	$1,159	$2,366
If you sell you Shares at the end of
the period:	$719	$976	$1,359	$2,366

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Growth Fund

Fund Summary

Investment Goal

To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus

Common stocks of medium to large companies

Principal Investment Strategy

Invests in companies offering above-average growth potential

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

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The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

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In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of medium to large U.S. growth companies — will underperform other types of stock investments or the market as a whole.

Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years	Since Class Inception*

Growth Fund — Investment A Shares
(with 5.75% sales charge)
Returns before taxes	12.02%	(3.31)%	7.66%	7.63%

Returns after taxes on distributions(1)	12.02%	(3.93)%	6.51%	6.53%

Returns after taxes on distributions and sales
of Investment A Shares(1)	7.81%	(2.93)%	6.20%	6.20%

Growth Fund — Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	13.24%	(3.10)%	7.57%	7.38%

Returns after taxes on distributions(1)	13.24%	(3.67)%	6.44%	6.31%

Returns after taxes on distributions and sales
of Investment B Shares(1)	8.61%	(2.69)%	6.16%	6.02%

S&P 500 (reflects no deduction for fees,
expenses or tax)(2)	28.68%	(0.57)%	11.06%	11.21%

(1)	After tax retuns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since May 1, 1991.
**	Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.60%	0.60%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.32%	0.32%

Total Annual Fund Operating Expenses	1.42%	1.92%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$711	$998	$1,307	$2,179
Investment B Shares
If you do not sell your Shares:	$195	$603	$1,037	$2,114
If you sell you Shares at the end of
the period:	$695	$903	$1,237	$2,114

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Income Equity Fund

Fund Summary

Investment Goal

To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus

Common and preferred stocks

Principal Investment Strategy

Attempts to identify stocks that pay high dividends

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

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The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. Prior to May 14, 1997 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years	Since Class Inception*

Income Equity Fund — Investment A Shares**
(with a 5.75% sales charge)
Returns before taxes	13.73%	(1.05)%	7.51%	7.42%

Returns after taxes on distributions(1)	12.41%	(2.37)%	5.94%	5.93%

Returns after taxes on distributions and sales
of Investment A Shares(1)	10.18%	(1.55)%	5.65%	5.64%

Income Equity Fund — Investment B Shares***
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	15.08%	(0.76)%	7.58%	7.30%

Returns after taxes on distributions(1)	13.76%	(1.99)%	6.07%	5.86%

Returns after taxes on distributions and sales
of Investment B Shares(1)	11.05%	(1.25)%	5.76%	5.57%

S&P 500 (reflects no deduction for fees,
expenses or taxes)(2)	28.68%	(0.57)%	11.06%	11.47%

LEIFI (reflects no deduction for fees,
expenses or taxes)(3)	25.83%	2.22%	9.18%	9.88%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)	Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper, Inc. as falling into the category indicated.
*	Since July 3, 1989.
**	Prior to May 14, 1997 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.
***	Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.60%	0.60%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.32%	0.32%

Total Annual Fund Operating Expenses	1.42%	1.92%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$711	$998	$1,307	$2,179
Investment B Shares
If you do not sell your Shares:	$195	$603	$1,037	$2,114
If you sell your Shares at the end
of the period:	$695	$903	$1,237	$2,114

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International Equity Fund

Fund Summary

Investment Goal

To seek total return

Investment Focus

Equity securities of companies based outside the United States

Principal Investment Strategy

Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility

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Moderate to High

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Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile

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Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of foreign companies — may underperform other kinds of investments or the market as a whole.

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Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks may make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Additionally, the Fund makes significant investments in securities denominated in the euro, the single currency of the European Monetary Union (“EMU”). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	Since Class Inception*

International Equity Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	26.78%	(5.93)%

Returns after taxes on distributions(1)	26.74%	(5.95)%

Returns after taxes on distributions and sales
of Investment A Shares(1)	17.47%	(5.00)%

International Equity Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	28.77%	(5.40)%

Returns after taxes on distributions(1)	28.74%	(5.41)%

Returns after taxes on distributions and sales
of Investment B Shares(1)	18.73%	(4.56)%

MSCI-EAFE (reflects no deduction for fees,
expenses or taxes)(2)	39.17%	0.01%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.
*	Since March 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	1.00%	1.00%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.41%	0.41%

Total Annual Fund Operating Expenses	1.91%	2.41%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$758	$1,141	$1,547	$2,679
Investment B Shares
If you do not sell your Shares:	$244	$751	$1,285	$2,623
If you sell you Shares at the end of the period:	$744	$1,051	$1,485	$2,623

Macro 100 Fund

Fund Summary

Investment Goal

To seek total return which consists of capital appreciation and income

Investment Focus

Common stocks of companies within the Standard & Poor’s 500 Index (“S&P 500”)

Principal Investment Strategy

Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Fund’s Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a “top down” approach to stock selection (analyzying the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities at all times. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of March 31, 2004, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $20.9 billion and the median market capitalization was approximately $9.4 billion. The S&P 500 has a total market capitalization value of approximately $10.5 trillion.

As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking to achieve total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of large capitalization companies within the S&P 500 — will underperform other types of stock investments or the market as a whole.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.75%	0.75%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses†	0.67%	0.67%

Total Annual Fund Operating Expenses	1.92%	2.42%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.
†	Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years

Investment A Shares	$758	$1,142
Investment B Shares
If you do not sell your Shares:	$245	$753
If you sell you Shares at the end of
the period:	$745	$1,053

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Mid Corp America Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies

Investment Focus

Common stocks

Principal Investment Strategy

Attempts to identify companies with outstanding growth characteristics

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

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To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of March 31, 2004, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $6.4 billion and the median market capitalization was approximately $3.3 billion. The companies in the RMCI had a total market capitalization range of approximately $668 million to $18.1 billion. As of March 31, 2004, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.5 billion and the median market capitalization was approximately $2.1 billion. The companies in the S&P 400 had a total market capitalization range from approximately $413 million to $11.3 billion.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

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Because the Fund refers to the terms “America”and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily small to mid cap companies — will underperform other kinds of investments or market averages.

Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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		Since Class
	1 Year	Inception*

Mid Corp America Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	23.50%	3.84%

Returns after taxes on distributions(1)	23.50%	3.79%

Returns after taxes on distributions and sales
of Investment A Shares(1)	15.28%	3.25%

Mid Corp America Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	25.42%	4.54%

Returns after taxes on distributions(1)	25.42%	4.51%

Returns after taxes on distributions and sales
of Investment B Shares(1)	16.52%	3.86%

RMCI (reflects no deduction for fees,
expenses or taxes)(2)	40.06%	5.41%

S&P 400 (reflects no deduction for fees,
expenses or taxes)(3)	35.61%	6.50%

LMCCA(4)	36.58%	4.45%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.
(3)	The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market.
(4)	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
*	Since March 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.75%	0.75%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.35%	0.35%

Total Annual Fund Operating Expenses	1.60%	2.10%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$728	$1,051	$1,396	$2,366
Investment B Shares
If you do not sell your Shares:	$213	$658	$1,129	$2,304
If you sell you Shares at the end of
the period:	$713	$958	$1,329	$2,304

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New Economy Fund

Fund Summary

Investment Goal

To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus

Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature.

Principal Investment Strategy

Long-term capital appreciation

Share Price Volatility

High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

“New economy” companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of companies focusing on technological and scientific advancements — will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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		Since Class
	1 Year	Inception*

New Economy Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	26.88%	3.69%

Returns after taxes on distributions(1)	26.87%	3.66%

Returns after taxes on distributions and sales
of Investment A Shares(1)	17.48%	3.13%

New Economy Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	29.02%	4.32%

Returns after taxes on distributions(1)	29.01%	4.31%

Returns after taxes on distributions and sales
of Investment B Shares(1)	18.88%	3.69%

RUS3G (reflects no deductions for fees,
expenses or taxes)(2)	30.97%	(5.56)%

S&P 500 (reflects no deductions for fees,
expenses or taxes)(3)	28.68%	(2.21)%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
(3)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since March 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.85%	0.85%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.46%	0.46%

Total Annual Fund Operating Expenses	1.81%	2.31%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$748	$1,112	$1,499	$2,579
Investment B Shares
If you do not sell your Shares:	$234	$721	$1,235	$2,521
If you sell you Shares at the end of
the period:	$734	$1,021	$1,435	$2,521

Rotating Markets Fund

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Fund Summary

Investment Goal

To seek capital appreciation

Investment Focus

Common stocks and index-based securities

Principal Investment Strategy

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Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

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Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

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Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, Standard & Poor’s 500 Index (S&P 500), or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of March 31, 2004, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $950 million and the median market capitalization was approximately $507 million. The companies in the index had a total market capitalization range of approximately $16 million to $2.8 billion.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of March 31, 2004, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $6.4 billion and the median market capitalization was approximately $3.3 billion. The companies in the index had a total market capitalization range of approximately $668 million to $18.1 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of March 31, 2004, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $20.9 billion and the median market capitalization was approximately $9.4 billion. The S&P 500 has a total market capitalization value of approximately $10.5 trillion.

The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies.

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For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of the market segment selected by the Advisor — will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in emerging markets.

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Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

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Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does (before and after taxes) not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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		Since Class
	1 Year	Inception*

Rotating Markets Fund — Investment A Shares
(with a 1.50% sales charge)
Returns before taxes	22.83%	(2.90)%

Returns after taxes on distributions(1)	22.78%	(2.91)%

Returns after taxes on distributions and sales
of Investment A Shares(1)	14.90%	(2.45)%

S&P 500 (reflects no deduction for fees,
expenses or taxes)(2)	28.68%	(2.69)%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since May 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	1.50%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution (12b-1) Fees	0.25%

Shareholder Service Fees	0.25%

Other Expenses	0.54%

Total Annual Fund Operating Expenses	1.54%

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*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$304	$629	$977	$1,957

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Situs Small Cap Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation

Investment Focus

Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy

Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

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Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of March 31, 2004, the smallest company in the index had a market capitalization of $63 million, the largest company had a market capitalization of $3.0 billion and the weighted average market capitalization was $1.0 billion). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy.Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

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The Advisor applies a “top down” strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

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Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.

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The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily smaller companies in both domestic and foreign markets — will underperform other kinds of investments or market averages.

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Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Investment A Shares for the first full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s return would be less than that shown below.

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		Since Class
	1 Year	Inception*

Situs Small Cap Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	27.19%	23.16%

Returns after taxes on distributions(1)	27.19%	23.16%

Returns after taxes on distributions and sales
of Investment A Shares(1)	17.68%	19.76%

Situs Small Cap Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	29.17%	25.45%

Returns after taxes on distributions(1)	29.16%	25.44%

Returns after taxes on distributions and sales
of Investment B Shares(1)	18.97%	21.72%

S&P 600 (reflects deduction for fees,
expenses or taxes)(2)	38.80%	35.07%

S&P 500 (reflects deduction for fees,
expenses or taxes)(3)	28.68%	30.55%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.
(3)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since September 30, 2002.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.75%	0.75%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.68%	0.68%

Total Annual Fund Operating Expenses	1.93%	2.43%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$760	$1,146	$1,557	$2,699
Investment B Shares
If you do not sell your Shares:	$246	$758	$1,296	$2,643
If you sell you Shares at the end of
the period:	$746	$1,058	$1,496	$2,643

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Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus

U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy

Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

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The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensititivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Fixed Income Securities Fund —
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	(0.53)%	3.82%	5.02%	6.18%

Returns after taxes on distributions(1)	(1.77)%	1.81%	2.72%	3.84%

Returns after taxes on distributions and sales
of Investment A Shares(1)	(0.35)%	1.97%	2.79%	3.82%

Fixed Income Securities Fund —
Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(1.08)%	3.85%	4.76%	5.79%

Returns after taxes on distributions(1)	(2.20)%	1.95%	2.53%	3.51%

Returns after taxes on distributions and sales
of Investment B Shares(1)	(0.71)%	2.07%	2.62%	3.52%

LBGCBI (reflects no deduction for fees,
expenses or taxes)(2)	4.68%	6.65%	6.98%	7.91%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged LBGCBI is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.
*	Since May 1, 1991.
**	Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	1.33%	1.83%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$604	$876	$1,169	$2,000
Investment B Shares
If you do not sell your Shares:	$186	$576	$990	$2,017
If you sell you Shares at the end of
the period:	$686	$876	$1,190	$2,017

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Intermediate Government Income Fund

Fund Summary

Investment Goal

To seek to provide investors with a high level of current income

Investment Focus

U.S. government obligations, mortgage backed securities

Principal Investment Strategy

Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Intermediate Government Income Fund —
Investment A Shares(1)
(with a 4.75% sales charge)
Returns before taxes	(3.68)%	4.20%	4.96%	5.51%

Returns after taxes on distributions(2)	(4.84)%	2.36%	2.87%	3.41%

Returns after taxes on distributions and sales
of Investment A Shares(2)	(2.35)%	2.42%	2.89%	3.38%

Intermediate Government Income Fund —
Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(4.26)%	4.37%	4.95%	5.41%

Returns after taxes on distributions(2)	(5.34)%	2.52%	2.88%	3.33%

Returns after taxes on distributions and sales
of Investment B Shares(2)	(2.73)%	2.56%	2.90%	3.31%

LBIGC (reflects no deduction for fees,
expenses or taxes)(3)	4.30%	6.65%	6.62%	7.00%

MLTA 1-10 (reflects no deduction for fees,
expenses or taxes)(4)	2.29%	6.12%	6.31%	6.68%

(1)

Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on April 13, 1998.

(2)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
(4)	The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.
*	Since December 2, 1991.
**

The Fund’s Investment B Shares is a new class of Shares. Prior to May 12, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.36%	0.36%

Total Annual Fund Operating Expenses	1.36%	1.86%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$607	$885	$1,184	$2,032
Investment B Shares
If you do not sell your Shares:	$189	$585	$1,006	$2,049
If you sell you Shares at the end of
the period:	$689	$885	$1,206	$2,049

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Michigan Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus

Michigan municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Michigan residents seeking income exempt from federal and state income taxes.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Michigan Tax-Free Fund — Investment A Shares(1)
(with a 4.75% sales charge)
Returns before taxes	(1.73)%	3.20%	4.15%	4.87%

Returns after taxes on distributions(2)	(1.81)%	3.07%	4.08%	4.80%

Returns after taxes on distributions and sales
of Investment A Shares(2)	(0.23)%	3.19%	4.09%	4.76%

Michigan Tax-Free Fund — Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(2.41)%	3.33%	4.13%	4.76%

Returns after taxes on distributions(2)	(2.49)%	3.19%	4.06%	4.70%

Returns after taxes on distributions and sales
of Investment B Shares(2)	(0.74)%	3.30%	4.08%	4.67%

LB7MBI (reflects no deduction for fees,
expenses or taxes)(3)	5.44%	5.92%	5.85%	6.55%

(1)	Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on April 13, 1998.
(2)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	The unmanaged LB7MBI is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between six and eight years.
*	Since December 2, 1991.
**	The Fund’s Investment B Shares is a new class of Shares. Prior to May 19, 2003 (the inception date for
Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.53%	0.53%

Total Annual Fund Operating Expenses	1.53%	2.03%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$623	$935	$1,270	$2,212
Investment B Shares
If you do not sell your Shares:	$206	$637	$1,093	$2,230
If you sell you Shares at the end of
the period:	$706	$937	$1,293	$2,230

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Mortgage Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income

Investment Focus

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Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

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Principal Investment Strategy

Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

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In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (“Code”). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs. Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does (before and after taxes) not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Mortgage Securities Fund —
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	1.62%	5.39%	4.61%	5.83%

Returns after taxes on distributions(1)	0.46%	3.44%	2.10%	2.96%

Returns after taxes on distributions and sales
of Investment A Shares(1)	1.02%	3.35%	2.25%	3.09%

Mortgage Securities Fund —
Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	1.18%	5.57%	4.60%	5.75%

Returns after taxes on distributions(1)	(0.04)%	3.58%	2.09%	2.88%

Returns after taxes on distributions and sales
of Investment B Shares(1)	0.74%	3.49%	2.25%	3.03%

LBMBSI (reflects no deduction for fees,
expenses or taxes)(2)	3.05%	6.55%	6.89%	6.97%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.
*	Since June 2, 1992.
**	The Funds Investment B Shares is a new class of Shares. Prior to May 13, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.43%	0.43%

Total Annual Fund Operating Expenses	1.43%	1.93%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$614	$906	$1,219	$2,107
Investment B Shares
If you do not sell your Shares:	$196	$606	$1,042	$2,124
If you sell you Shares at the end of
the period:	$696	$906	$1,242	$2,124

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Ohio Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Investment Focus

Ohio municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

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The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are: (i) rated in one of the top four categories by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the Security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

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In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and state income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Ohio Tax-Free Fund — Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	(1.78)%	3.12%	3.73%	4.46%

Returns after taxes on distributions(1)	(1.87)%	3.04%	3.69%	4.43%

Returns after taxes on distributions and sales
of Investment A Shares(1)	(0.24)%	3.14%	3.73%	4.41%

Ohio Tax-Free Fund — Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(2.44)%	3.26%	3.72%	4.34%

Returns after taxes on distributions(1)	(2.53)%	3.17%	3.67%	4.31%

Returns after taxes on distributions and sales
of Investment B Shares(1)	(0.75)%	3.27%	3.73%	4.31%

LB7MBI (reflects no deduction for fees,
expenses or taxes)(2)	5.44%	5.92%	5.85%	6.69%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged LB7MBI comprises intermediate-term, investment grade bonds with maturities between six and eight years.
*	Since May 1, 1991.
**	The Fund’s Investment B Shares is a new class of Shares. Prior to May 2, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution (12b-1) Fees	0.25%	0.75%

Shareholder Service Fees	0.25%	0.25%

Other Expenses	0.43%	0.43%

Total Annual Fund Operating Expenses	1.43%	1.93%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$614	$906	$1,219	$2,107
Investment B Shares
If you do not sell your Shares:	$196	$606	$1,042	$2,124
If you sell you Shares at the end of
the period:	$696	$906	$1,242	$2,124

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Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus

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U.S. government obligations and investment-grade corporate debt securities

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Principal Investment Strategy

Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

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The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. Prior to May 9, 2003 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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				Since Class
	1 Year	5 Year	10 Year	Inception*

Short/Intermediate Fixed Income
Securities Fund — Investment A Shares(1)
(with a 1.50% sales charge)
Returns before taxes	1.42%	4.18%	4.87%	5.98%

Returns after taxes on distributions(2)	0.40%	2.24%	2.64%	3.64%

Returns after taxes on distributions and sales
of Investment A Shares(2)	0.91%	2.34%	2.73%	3.69%

ML1-5YGC (reflects no deduction for fees,
expenses or taxes)(3)	3.30%	6.21%	6.25%	7.14%

(1)	The Fund’s Investment A Shares is a new class of Shares. Prior to May 9, 2003 performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares.

(2)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(3)	The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.
*	Since July 3, 1989

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	1.50%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)**	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution (12b-1) Fees	0.25%

Shareholder Service Fees	0.25%

Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.32%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**	Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$282	$562	$863	$1,716

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Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

The Funds offer different classes of Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares — Investment A and Investment B — are offered in this Prospectus. Two other classes of Fund Shares — Trust Shares and Interfund Shares of the Money Market Fund are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between Investment A and Investment B Shares:

Investment A

  Front-end sales charges (except Money Market Funds), as described below under “Sales Charges.”
  Distribution (Rule 12b-1) fees of 0.25% of a Fund’s average daily net assets.
  A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

Investment B

  No front-end sales charge.
  Distribution (Rule 12b-1) fees of 0.75% of a Fund’s average daily net assets.
  A non Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.
  A contingent deferred sales charge, as described below.
  Automatic conversion to Investment A Shares at the end of eight years, thus reducing future annual expenses. (See “Purchasing Shares — Investment B Shares Conversion Feature” below.)

For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

Because Rule 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available to fiduciary, advisory, agency and other similar clients of The Huntington National Bank and its affiliates or correspondent banks as well as similar customers of third party financial institutions. Interfund Shares are available only for purchase by the Funds.

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For purchases of $100,000 or more on the Rotating Markets Fund and the Short/Intermediate Fixed Income Securities Fund and $1 million or more on all the other Equity Fund and Income Funds, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of these larger amounts, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares. Even investments of lower amounts may make Investment A Shares a better choice over time.

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Distribution of the Funds

Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor also collects any applicable contingent deferred sales charges in connection with the redemption of Investment A and Investment B Shares and retains the amounts collected. The Distributor uses these charges to pay broker-dealers, banks, including The Huntington National Bank and its affiliates, and other investment professionals for providing distribution-related, sales and/or administrative services on behalf of their customers who purchase Investment A Shares or Investment B Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor fromany sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, perindividual.

Distribution Plan (Rule 12b-1 Fees)

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The Distributor serves as the Funds’ distributor and markets the Shares described in this Prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. and is not affiliated with the Advisor. Consistent with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan which permits the Trust to pay the Distributor and authorizes the Distributor to pay, in turn, brokers, dealers and other financial institutions distribution and/or administrative services fees (Rule 12b-1 fees) in connection with the sale and distribution of Investment A Shares and Investment B Shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

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For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund’s Investment A Shares average daily net assets and 0.75% of the applicable Fund’s Investment B Shares average daily net assets. Financial institutions who receive advanced commissions on the sale of Investment A or B Shares will not be paid a Rule 12b-1 fee since those fees are paid to the Distributor to compensate it in connection with financing the advanced commission.

Investment A Shares and Investment B Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund’s average daily net assets.

Sales Charges

Purchases of Investment A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

Equity Funds (except Rotating Markets Fund)

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction	Public Offering Price	Net Amount Invested

$0-$49,999	5.75%	6.10%
$50,000-$99,999	4.75%	4.99%
$100,000-$249,999	4.00%	4.17%
$250,000-$499,999	3.50%	3.63%
$500,000-$749,999	2.95%	3.04%
$750,000-$999,999	2.20%	2.25%
$1,000,000 and Over	0.00%*	0.00%*

Income Funds (except Short/Intermediate Fixed Income Securities Fund)

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction	Public Offering Price	Net Amount Invested

$0-$49,999	4.75%	4.99%
$50,000-$99,999	3.75%	3.90%
$100,000-$249,999	3.00%	3.09%
$250,000-$499,999	2.50%	2.56%
$500,000-$749,999	2.00%	2.04%
$750,000-$999,999	1.75%	1.78%
$1,000,000 and Over	0.00%*	0.00%*

Rotating Markets Fund and Short/Intermediate Fixed Income Securities Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction	Public Offering Price	Net Amount Invested

$0-$99,999	1.50%	1.52%
$100,000 and Over	0.00%	0.00%

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* A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

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Other Quantity Discounts, Reductions and Waivers

Other quantity discounts, reductions and waivers may also apply in certain special situations described below. If you or your investment professional think you qualify, please notify the Trust by calling (800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases.

No sales charges will apply to purchases of Investment A Shares made:

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  Through an investment professional that does not accept a sales commission from the Distributor
  Through the automatic reinvestment of dividends and capital gains distributions
  By current Trustees and officers of the Trust, their spouses and immediate family members
  By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members
  By current employees of other financial institutions with which HBI or its subsidiary has entered into definitive merger agreements
  By retired officers and employees of HBI or its subsidiaries and their spouses
  By participants in certain financial services programs offered by HBI subsidiaries
  By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor
  By investors who have sold an equal or greater amount of Shares of an Equity or Income Fund within the last 60 days (not available more than once)

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Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

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  By investors whose multiple investments over time in Investment A Shares of any Equity or Income Fund have a total current market value subject to a quantity discount
  By investors whose investments over time in Investment A Shares of any Equity or Income Fund plus investments by their spouse and children under 21 made over time in Investment A Shares of any Equity or Income Fund at the same time, have a total current market value subject to a quantity discount
  By investors who sign a letter of intent to invest at least $100,000 in the Rotating Markets Fund or Short/Intermediate Fixed Income Securities Fund, or $50,000 in the other Equity or Income Funds within a 13-month period*
  By investors whose investments in Investment A Shares of multiple Equity and/or Income Funds at the same time have a total current market value subject to a quantity discount
  By trustees or fiduciaries whose investments in Investment A Shares of Equity and/or Income Funds on behalf of a single trust estate or fiduciary account have a total current market value subject to a quantity discount

With respect to reduced sales charges which apply to aggregated purchases as noted above, purchases through multiple intermediaries may be aggregated to achieve a sales charge discount or waiver.

*Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Investment A Shares in any Equity or Income Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 5% of the Shares in escrow. Reinvested dividends will not be included in calculating an investor’s fulfillment of his/her letter of intent.

The Shares held in escrow will be released to the investor’s account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

More information about the other sales charge reductions is provided in the Statement of Additional Information.

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Contingent Deferred Sales Charges

Purchases of Investment B Shares are not subject to any front-end sales charges; however, you will be assessed a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those shares as follows:

Year of Redemption
(based on purchase date)	All Funds

Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	3.00%
Year 5	2.00%
Year 6	1.00%
Year 7 or later	0.00%

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For each redemption, we will first redeem Shares which are not subject to CDSCs, if any, and then Shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value or the original cost of the Investment B Shares being redeemed.

No CDSC will apply to redemptions of Shares:

  Acquired through dividend or capital gains reinvestments.
  Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such Shares are held.
  Upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
  Withdrawn under the Fund’s systematic withdrawal plan but limited to 10% or less of your account value in a single year, so long as the Distributor is given prior notice of the applicability of this CDSC waiver. In measuring this redemption percentage, your account is valued when you establish the systematic withdrawal plan and then annually at calendar year end.

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Pricing Shares

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The price at which the Funds will offer or redeem Shares is the net asset value (NAV) per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith the fair value (the “good faith fair valuation”) of portfolio securities held by a Fund. Sometimes a significant event occurring in the period between the close of a particular portfolio security’s market and the time at which a Fund calculates its NAV affects the security’s value such that its market value cannot be considered “readily available.” The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events’ effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

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The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S.Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

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In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans’ Day. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open. In connection with the sale of a Fund’s Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

Money Market Funds

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Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (ACH) or Systematic Investment Program (SIP) are considered received when the payment is converted to federal funds (normally the next business day).

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All Other Funds

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Your purchase order for Investment A Shares is priced at the next NAV calculated after your order is received by the Trust or its designated agent, plus any applicable sales charge. Your purchase order for Investment B Shares is priced simply at its next NAV calculated after your order is received by the Trust or its designated agent.

In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.

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Notes About Purchases

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The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn’t clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

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Investment B Shares Conversion Feature

Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund at the end-of-the-month-processing, in the 12th month of the eighth year. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the NAVs of Investment A Shares and Investment B Shares.

Investment A Shares carry lower distribution (Rule 12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

How to Buy Investment A Shares or Investment B Shares

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1.	Minimum investment requirements:
	•	$1,000 for initial investments outside the SIP
	•	$50 for initial investments through the SIP
	•	$50 for subsequent investments
2.	Call
	•	Huntington Funds at (800) 253-0412
	•	The Huntington Investment Company at (800) 322-4600
	•	Your Huntington Personal Banker
3.	Make payment
	•	By check payable to the applicable Fund and Share class (e.g. Huntington Dividend Capture Fund — Investment B Shares) to: Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check.) OR

  By Federal funds wire to:
  Huntington National Bank NA
  ABA #044000024
  Huntington Fund
  Account #01892228947
  Shareholder Name
  Shareholder Account Number
  (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)
  OR
  By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures
  Through the SIP
  (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)

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Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program (SIP)

You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds through SIP. To participate, you must open an account with the Trust by calling (800) 253-0412,The Huntington Investment Company, or your Personal Banker, request and complete an application, and invest at least $50 at periodic intervals. Minimum investment requirements may be different for Huntington Investment Company accounts.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the SIP will be assessed the applicable sales charge. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange shares of any Fund for the same class of shares of any other Fund offering such shares and as discussed under “Pricing Shares.”

All Other Funds

On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares.

Additional Information

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In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

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An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The Statement of Additional Information contains more information about exchanges.

Exchanging Investment A Shares

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For Investment A Shares, the Trust makes exchanges at NAV (determined after the order is considered received), plus any applicable sales charges.

Exchange
Out Of	Exchange Into	Sales Charge

Any Money Market Fund	Any Money Market Fund	NO
Any Money Market Fund	Any Equity or Income Fund	YES—See “Sales Charges”
Any Equity or Income Fund	Any Money Market, Equity
	or Income Fund	NO

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Exchanging Investment B Shares

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For Investment B Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without assessing any CDSC at the time of exchange.

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Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

How to Exchange Shares

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1.	Satisfy the minimum account balance requirements
	•	You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.
2.	Call (You must have completed the appropriate section on your account application)
	•	Huntington Funds at (800) 253-0412
	•	The Huntington Investment Company at (800) 322-4600
	•	Your Huntington Personal Banker OR
Write
	•	Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110
3.	Provide the required information
	•	Name of the Fund from which you wish to make the exchange (exchange OUT OF)
	•	Specify the Investment A Shares or Investment B Shares class
	•	Your account number
	•	The name and address on your account (account registrations must be identical)
	•	The dollar amount or number of Shares to be exchanged
	•	Name of the Fund into which you wish to make the exchange (exchange INTO) — (Make sure this Fund offers the applicable class of shares)
	•	Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange)

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Redeeming Shares

Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under “Pricing Shares” above.

All Other Funds

You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Investment A Shares or Investment B Shares

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1.	Call (You must have completed the appropriate section on your account application)
	•	Huntington Funds at (800) 253-0412;
	•	The Huntington Investment Company at (800) 322-4600; or
	•	Your Huntington Personal Banker OR
Write
	•	Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110 OR
Write a Check (Investment A Shares of the Money Market Funds Only)
	•	In an amount of at least $250 from your applicable Money Market Fund’s account (You may not use a check to close an account.) See “Checkwriting” below for more information.
2.	Provide the required information
	•	The name of the Fund from which you wish to redeem Shares
	•	Specify the Investment A Shares or Investment B Shares class
	•	Your account number
	•	The name and address on your account
	•	Your bank’s wire transfer information (for wire transfers)
	•	The dollar amount or number of Shares you wish to redeem
	•	Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem)

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Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

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In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

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For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S.Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Systematic Withdrawal Program

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You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.

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Generally, it is not advisable to continue to purchase Investment A Shares subject to a sales charge while redeeming Investment A Shares using this program.

Redemption of Accounts with Balances Under $1,000

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Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

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Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

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Abusive Trading Practices

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts (“omnibus accounts”) include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund Shares and redeemers of Fund Shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

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The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Fund and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Checkwriting (Investment A Shares of the Money Market Funds Only)

You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2003, the Advisor had assets under management of $8.4 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2003, The Huntington National Bank had assets of $30 billion.

Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. Laffer Investments has no prior experience managing mutual funds, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2003 Laffer Investments managed more than $210 million in assets for corporate ERISA, corporate, foundation and endowment clients.

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More About the Huntington Funds

The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

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B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Situs Small Cap Fund and President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

Christopher G. Cwiklinski serves as Co-Portfolio Manager of the Income Equity Fund and Vice President and Senior Portfolio Manager of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor’s degree in Business Administration from Bowling Green State University.

William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund, Short/Intermediate Fixed Income Securities Fund and Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and has served as Vice President for the past five years. He received his M.B.A. from The University of Dayton.

James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund and Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

Craig J. Hardy serves as Co-Portfolio Manager of the Income Equity Fund and Vice President and Senior Portfolio Manager of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Paul Koscik serves as the Portfolio Manager of the Rotating Markets Fund and Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

An Investment Committee is responsible for the daily portfolio management of the Macro 100 Fund. The Investment Committee is headed by Arthur B. Laffer, Ph.D. Dr. Laffer is the Chairman and Chief Investment Officer of Laffer Investments. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor’s Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University.

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund and Vice President of the Advisor. Ms. Matlock joined The Hungtington National Bank in 2001 and serves as Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Fixed Income Securities Fund and Senior Vice President of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President and Director of Fixed Income Research. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund and is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Portfolio Manager of the New Economy Fund and Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 and is Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

Kathy Stylarek serves as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund and is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .06% of the Funds’ average daily net assets for sub-administrative services, a maximum fee of .0425% of the Funds’ average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund’s average daily assets for custody services. Investment A Shares are also subject to either an administrative services fee of 0.25% of the average daily net assets to be paid to The Huntington National Bank or a shareholder services fee not to exceed 0.25% of the daily net assets to be paid to the Distributor. Investment B Shares are subject to a shareholder services fee not to exceed 0.25% of the daily net assets. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

The Trust pays the Advisor management fees as a percentage of average daily net assets as follows:

Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund:

Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
On $1 billion and more	0.20%

All other Funds:

U.S. Treasury Money Market Fund	0.20%
Dividend Capture Fund	0.75%
Growth Fund	0.60%
Income Equity Fund	0.60%
International Equity Fund	1.00%
Macro 100 Fund*	0.75%
Mid Corp America Fund	0.75%
New Economy Fund	0.85%
Rotating Markets Fund	0.50%
Situs Small Cap Fund	0.75%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Michigan Tax-Free Fund	0.50%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Short/Intermediate Fixed Income Securities Fund	0.50%

* Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund’s average daily net assets. This fee is paid by the Advisor and not the Macro 100 Fund.

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Dividends and Distributions

The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

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Dividend Capture Fund	Monthly
Growth Fund	Annually
Income Equity Fund	Monthly
International Equity Fund	Annually
Macro 100 Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Rotating Markets Fund	Annually
Situs Small Cap Fund	Annually

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The Funds also make distributions of net capital gains, if any, at least annually.

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If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

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Distribution Options

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All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or to reinvest capital gains distributions, but receive all other distributions in cash.

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Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

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An exchange of a Fund’s Shares for shares of another Fund will be treated as a sale of the Fund’s Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

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Taxation of Distributions

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Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

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Exempt-Interest Dividends

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If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

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Avoid Withholding Tax

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Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the Statement of Additional Information.

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State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the State of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

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The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida’s intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund’s Shares will be exempt from the Florida intangible tax payable in the following year.

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In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Financial Information

Financial Highlights

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The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

			Financial Highlights
Money Market Funds
(For a share outstanding throughout each period)
						Distributions to
		Net			Distributions	shareholders
	Net Asset	investment	Net realized		to shareholders	from net
	Value,	income	and unrealized	Total from	from net	realized gain
	beginning	(operating	gain (loss)	investment	investment	on investment
Year ended December 31,	of period	loss)	investments	operations	income	transactions

INVESTMENT A SHARES
Huntington Florida Tax-Free Money Fund
1999(3)	$1.00	0.03	—	0.03	(0.03)	—
2000	$1.00	0.03	—	0.03	(0.03)	—
2001	$1.00	0.02	—	0.02	(0.02)	—
2002	$1.00	—	—	—	—	—
2003	$1.00	—(8)	—	—	—(8)	—
Huntington Money Market Fund
1999	$1.00	0.05	—	0.05	(0.05)	—
2000	$1.00	0.06	—	0.06	(0.06)	—
2001	$1.00	0.03	—	0.03	(0.03)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
2003	$1.00	—(8)	—	—	—(8)	—
Huntington Ohio Municipal Money Market Fund
1999	$1.00	0.03	—	0.03	(0.03)	—
2000	$1.00	0.03	—	0.03	(0.03)	—
2001	$1.00	0.02	—	0.02	(0.02)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
2003	$1.00	—(8)	—	—	—(8)	—
Huntington U.S. Treasury Money Market Fund
1999	$1.00	0.04	—	0.04	(0.04)	—
2000	$1.00	0.05	—	0.05	(0.05)	—
2001	$1.00	0.03	—	0.03	(0.03)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
2003	$1.00	—(8)	—	—	—(8)	—
INVESTMENT B SHARES
Huntington Money Market Fund
2000(6)	$1.00	0.03	—	0.03	(0.03)	—
2001	$1.00	0.03	—	0.03	(0.03)	—
2002	$1.00	—	—	—	—	—
2003	$1.00	0.01	—	0.01	(0.01)	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from January 6, 1999 (date of initial public investment) to December 31, 1999.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from May 2, 2000 (date of initial public investment) to December 31, 2000.
(7)	The payments by affiliates had no impact on total return for the year ended December 31, 2001.
(8)	Amount is less than $0.01.

				Ratios to average net assets

					Expense	Net Assets,
	Net Asset			Net	waiver	end of
Total	Value, end	Total	Net	investment	reduction/	period
distributions	of period	return(1)	Expenses	income	reimbursement(2)	(000 omitted)

(0.03)	$1.00	2.74%(4)	0.57%(5)	2.70%(5)	0.43%(5)	$19,567
(0.03)	$1.00	3.48%	0.77%	3.45%	0.16%	$51,182
(0.02)	$1.00	1.89%	1.03%	1.96%	0.05%	$21,193
—	$1.00	0.37%	1.24%	0.36%	—	$5,921
—	$1.00	0.24%	0.85%	0.24%	0.37%	$7,584

(0.05)	$1.00	4.67%	0.60%	4.57%	0.15%	$336,085
(0.06)	$1.00	5.81%	0.71%	5.67%	0.08%	$378,183
(0.03)	$1.00	3.20%(7)	0.96%	3.13%	0.05%	$430,582
(0.01)	$1.00	0.70%	1.06%	0.70%	—	$292,379
—	$1.00	0.24%	0.91%	0.24%	0.17%	$244,477

(0.03)	$1.00	2.69%	0.59%	2.64%	0.20%	$121,623
(0.03)	$1.00	3.43%	0.72%	3.36%	0.10%	$109,755
(0.02)	$1.00	2.00%	0.98%	1.95%	0.06%	$160,703
(0.01)	$1.00	0.53%	1.10%	0.54%	—	$123,208
—	$1.00	0.24%	0.90%	0.24%	0.21%	$101,383

(0.04)	$1.00	4.42%	0.49%	4.34%	0.15%	$40,788
(0.05)	$1.00	5.56%	0.63%	5.41%	0.07%	$37,717
(0.03)	$1.00	3.09%	0.87%	3.11%	0.05%	$37,561
(0.01)	$1.00	0.77%	0.98%	0.74%	—	$51,545
—	$1.00	0.25%	0.84%	0.25%	0.16%	$36,443

(0.03)	$1.00	3.44%(4)	1.48%(5)	5.07%(5)	—(5)	$11
(0.03)	$1.00	2.62%(8)	1.51%	2.64%	—	$18
—	$1.00	0.24%	1.47%	0.22%	0.09%	$151
(0.01)	$1.00	0.52%	0.63%	0.54%	0.04%	$64

Equity Funds
(For a share outstanding throughout each period)
							Distributions to
		Net			Distributions		shareholders	Distributions
	Net Asset	investment	Net realized		to shareholders		from net	in excess
	Value,	income	and unrealized	Total from	from net	Distributions	realized gain	of net
Year ended	beginning	(operating	gain (loss)	investment	investment	from paid in	on investment	investment
December 31,	of period	loss)	investments	operations	income	capital	transactions	income

INVESTMENT A SHARES
Huntington Dividend Capture Fund
2001(7)	$10.00	0.48(3)	0.21	0.69	(0.58)	—	—	—
2002	$10.11	0.47	(0.50)	(0.03)	(0.47)	—	—	—
2003	$9.61	0.39	1.54	1.93	(0.43)	—	—	—
Huntington Growth Fund
1999	$49.76	0.18	6.12	6.30	(0.17)	—	(6.42)	—
2000	$49.47	(0.12)	1.83	1.71	—	—	(0.72)	(0.03)
2001	$50.43	(0.16)(3)	(8.40)	(8.56)	—	—	—	—
2002	$41.87	(0.15)	(9.26)	(9.41)	—	—	—	—
2003	$32.46	(0.05)	6.17	6.12	—	—	—	—
Huntington Income Equity Fund
1999	$40.86	1.03	(3.85)	(2.82)	(1.03)	—	(0.27)	(0.02)
2000	$36.72	1.11	(0.70)	0.41	(1.14)	—	(0.68)	—
2001	$35.31	1.05	(0.49)	0.56	(1.04)	—	(0.49)	—
2002	$34.34	0.99	(5.31)	(4.32)	(0.98)	—	(0.09)	—
2003	$28.95	0.89	4.94	5.83	(0.92)	—	(1.27)	—
Huntington International Equity Fund
2001(7)	$10.00	0.01(3)	(2.34)	(2.33)	(0.01)	—	—	—
2002	$7.66	(0.04)	(0.99)	(1.03)	—	—	—	—
2003	$6.63	0.04	2.24	2.28	(0.02)	—	—	—
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.03)(3)	0.43	0.40	(0.02)	—	(0.01)	—
2002	$10.37	(0.04)	(1.35)	(1.39)	—	—	—	—
2003	$8.98	(0.02)	2.81	2.79	—	—	—	—
Huntington New Economy Fund
2001(7)	$10.00	(0.07)(3)	0.20	0.13	—	(0.02)(9)	—	—
2002	$10.11	(0.08)	(1.31)	(1.39)	—	—	—	—
2003	$8.72	(0.07)	3.09	3.02	—	—	(0.01)	—
Huntington Rotating Markets Fund
2001(6)	$10.00	(0.04)(3)	(0.99)	(1.03)	—	—	—	—
2002	$8.97	(0.05)	(1.39)	(1.44)	—	—	—	—
2003	$7.53	0.02	1.83	1.85	(0.02)	—	—	—
Huntington Situs Small Cap Fund
2002(8)	$10.00	—	0.21	0.21	—	—	—	—
2003	$10.21	(0.04)	3.61	3.57	—	—	(0.01)	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.
(7)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(8)	Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.
(9)	Represents a return of capital for federal income tax purposes.
(10)	Does not include the effect of expenses of underlying fund.

				Ratios to average net assets

							Expense	Net Assets,
	Net Asset				Net		waiver	end of	Portfolio
Total	Value, end	Total	Net		investment		reduction/	period	turnover
distributions	of period	return(1)	Expenses		income		reimbursement(2)	(000 omitted)	rate

(0.58)	$10.11	7.10%(4)	2.03%(5)		5.34%(5)		0.01%(5)	$1,125	172%
(0.47)	$9.61	(0.40)%	1.91%		4.74%		—	$1,337	88%
(0.43)	$11.11	20.62%	1.65%		4.24%		—	$12,408	108%

(6.59)	$49.47	13.25%	1.07%		0.33%		—	$17,290	10%
(0.75)	$50.43	3.50%	1.09%		(0.24)%		0.03%	$15,665	24%
—	$41.87	(16.97)%	1.32%		(0.36)%		0.05%	$11,899	12%
—	$32.46	(22.47)%	1.49%		(0.42)%		—	$8,728	15%
—	$38.58	18.85%	1.42%		(0.16)%		—	$11,754	8%

(1.32)	$36.72	(7.00)%	1.07%		2.68%		—	$1,667	20%
(1.82)	$35.31	1.27%	1.10%		3.14%		0.03%	$1,862	41%
(1.53)	$34.34	1.55%	1.30%		2.93%		0.05%	$2,053	33%
(1.07)	$28.95	(12.81)%	1.43%		3.08%		—	$2,007	29%
(2.19)	$32.59	20.69%	1.42%		2.85%		—	$3,684	85%

(0.01)	$7.66	(23.32)%(4)	2.45%(5)		0.07%(5)		0.01%(5)	$34	121%
—	$6.63	(13.45)%	2.05%		(0.66)%		—	$101	68%
(0.02)	$8.89	34.43%	1.90%		0.55%		—	$505	48%

(0.03)	$10.37	4.01%(4)	1.68%(5)		(0.35)%(5)		0.01%(5)	$283	11%
—	$8.98	(13.40)%	1.66%		(0.55)%		—	$870	16%
—	$11.77	31.07%	1.60%		(0.33)%		—	$3,325	29%

(0.02)	$10.11	1.28%(4)	2.21%(5)		(0.81)%(5)		0.02%(5)	$128	45%
—	$8.72	(13.75)%	2.13%		(1.34)%		0.04%	$339	39%
(0.01)	$11.73	34.59%	1.80%		(1.03)%		—	$1,154	83%

—	$8.97	(10.30)%(4)	2.31%	(5)(10)	(0.63)%	(5)(10)	—(5)(10)	$298	—
—	$7.53	(16.05)%	1.78%		(0.82)%		—	$648	102%
(0.02)	$9.36	24.62%	1.54%		0.32%		—	$1,258	206%

—	$10.21	2.10%(4)	2.25%(5)		(1.41)%(5)		—(5)	$10	9%
(0.01)	$13.77	34.92%	1.87%		(0.75)%		—	$499	19%

Equity Funds
(For a share outstanding throughout each period)
							Distributions to
		Net	Net		Distributions		shareholders
	Net Asset	investment	realized and		to shareholders	Distributions	from net
	Value,	income	unrealized	Total from	from net	from	realized gain
Year ended	beginning	(operating	gain/(loss)	investment	investment	paid in	on investment
December 31,	of period	loss)	investments	operations	income	capital	transactions

INVESTMENT B SHARES
Huntington Dividend Capture Fund
2001(7)	$10.00	0.44(3)	0.20	0.64	(0.54)	—	—
2002	$10.10	0.42	(0.49)	(0.07)	(0.42)	—	—
2003	$9.61	0.37	1.50	1.87	(0.38)	—	—
Huntington Growth Fund
2000(6)	$50.06	(0.04)	0.87	0.83	—	—	(0.72)
2001	$50.17	(0.40)(3)	(8.33)	(8.73)	—	—	—
2002	$41.44	(0.24)	(9.24)	(9.48)	—	—	—
2003	$31.96	(0.19)	6.02	5.83	—	—	—
Huntington Income Equity Fund
2000(6)	$35.83	0.53	0.21	0.74	(0.69)	—	(0.68)
2001	$35.20	0.83	(0.46)	0.37	(0.79)	—	(0.49)
2002	$34.29	0.82	(5.30)	(4.48)	(0.84)	—	(0.09)
2003	$28.88	0.74	4.93	5.67	(0.79)	—	(1.27)
Huntington International Equity Fund
2001(7)	$10.00	(0.13)(3)	(2.22)	(2.35)	(0.01)	—	—
2002	$7.64	(0.04)	(1.02)	(1.06)	—	—	—
2003	$6.58	—	2.22	2.22	(0.01)	—	—
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.08)(3)	0.44	0.36	(0.01)	—	(0.01)
2002	$10.34	(0.07)	(1.36)	(1.43)	—	—	—
2003	$8.91	(0.07)	2.78	2.71	—	—	—
Huntington New Economy Fund
2001(7)	$10.00	(0.13)(3)	0.19	0.06	—	(0.01)(9)	—
2002	$10.05	(0.14)	(1.28)	(1.42)	—	—	—
2003	$8.63	(0.13)	3.07	2.94	—	—	(0.01)
Huntington Situs Small Cap Fund
2002(8)	$10.00	—	0.20	0.20	—	—	—
2003	$10.20	(0.08)	3.57	3.49	—	—	(0.01)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.
(7)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(8)	Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.
(9)	Represents a return of capital for federal income tax purposes.

			Ratios to average net assets

					Expense	Net Assets,
	Net Asset			Net	waiver	end of	Portfolio
Total	Value, end	Total	Net	investment	reduction/	period	turnover
distributions	of period	return(1)	Expenses	income	reimbursement(2)	(000 omitted)	rate

(0.54)	$10.10	6.57%(4)	2.54%(5)	4.80%(5)	—	$1,920	172%
(0.42)	$9.61	(0.78)%	2.41%	4.42%	—	$5,001	88%
(0.38)	$11.10	19.90%	2.16%	3.78%	—	$12,374	108%

(0.72)	$50.17	1.70%(4)	1.86%(5)	(0.89)%(5)	—	$87	24%
—	$41.44	(17.40)%	1.87%	(0.92)%	—	$1,634	12%
—	$31.96	(22.88)%	1.93%	(0.88)%	—	$3,084	15%
—	$37.79	18.24%	1.92%	(0.65)%	—	$5,220	8%

(1.37)	$35.20	2.16%(4)	1.96%(5)	2.25%(5)	—	$1	41%
(1.28)	$34.29	1.04%	1.85%	2.15%	—	$909	33%
(0.93)	$28.88	(13.27)%	1.93%	2.67%	—	$3,802	29%
(2.06)	$32.49	20.08%	1.92%	2.38%	—	$6,534	85%

(0.01)	$7.64	(23.55)%(4)	2.96%(5)	(1.80)%(5)	—	$77	121%
—	$6.58	(13.87)%	2.59%	(0.88)%	—	$179	68%
(0.01)	$8.79	33.77%	2.41%	0.02%	—	$405	48%

(0.02)	$10.34	3.58%(4)	2.19%(5)	(0.92)%(5)	—	$1,097	11%
—	$8.91	(13.83)%	2.16%	(1.06)%	—	$3,082	16%
—	$11.62	30.42%	2.09%	(0.84)%	—	$5,439	29%

(0.01)	$10.05	0.57%(4)	2.73%(5)	(1.52)%(5)	—	$460	45%
—	$8.63	(14.13)%	2.65%	(1.88)%	0.04%	$908	39%
(0.01)	$11.56	34.02%	2.30%	(1.53)%	—	$1,642	83%

—	$10.20	2.00%(4)	3.00%(5)	(2.05)%(5)	—(5)	$88	9%
(0.01)	$13.68	34.17%	2.40%	(1.25)%	—	$555	19%

Fixed Income Funds
(For a share outstanding throughout each period)
						Distributions to
		Net			Distributions	shareholders
	Net Asset	investment	Net realized		to shareholders	from net
	Value,	income/	and unrealized	Total from	from net	realized gain
Year ended	beginning	(operating	gain/(loss)	investment	investment	on investment	Total
December 31,	of period	loss)	investments	operations	income	transactions	distributions

INVESTMENT A SHARES
Huntington Fixed Income Securities Fund
1999	$21.78	1.08	(1.95)	(0.87)	(1.17)	—	(1.17)
2000	$19.74	1.24	0.53	1.77	(1.26)	—	(1.26)
2001	$20.25	1.12	0.07	1.19	(1.06)	—	(1.06)
2002	$20.77	0.94	0.50	1.44	(0.95)	—	(0.95)
2003	$21.26	0.76	0.17	0.93	(0.77)	—	(0.77)
Huntington Intermediate Government Income Fund
1999	$10.42	0.54	(0.68)	(0.14)	(0.52)	—	(0.52)
2000	$9.76	0.54	0.47	1.01	(0.55)	—	(0.55)
2001	$10.22	0.51(3)	0.01	0.52	(0.49)	—	(0.49)
2002	$10.43	0.44	0.50	0.94	(0.45)	—	(0.45)
2003	$10.92	0.35	(0.23)	0.12	(0.37)	(0.02)	(0.39)
Huntington Michigan Tax-Free Fund
1999	$10.99	0.46	(0.55)	(0.09)	(0.46)	—	(0.46)
2000	$10.44	0.46	0.28	0.74	(0.46)	(0.01)	(0.47)
2001	$10.71	0.39	(0.01)	0.38	(0.39)	(0.24)	(0.63)
2002	$10.46	0.32	0.50	0.82	(0.32)	(0.03)	(0.35)
2003	$10.93	0.26	0.09	0.35	(0.27)	(0.05)	(0.32)
Huntington Mortgage Securities Fund
1999	$8.27	0.45	(0.38)	0.07	(0.45)	—	(0.45)
2000	$7.89	0.49	0.23	0.72	(0.47)	—	(0.47)
2001	$8.14	0.42	0.20	0.62	(0.41)	—	(0.41)
2002	$8.35	0.36	0.24	0.60	(0.37)	—	(0.37)
2003	$8.58	0.17	0.39	0.56	(0.28)	—	(0.28)
Huntington Ohio Tax-Free Fund
1999	$21.82	0.87	(1.12)	(0.25)	(0.89)	(0.01)	(0.90)
2000	$20.67	0.92	0.64	1.56	(0.92)	—	(0.92)
2001	$21.31	0.79	(0.08)	0.71	(0.79)	(0.29)	(1.08)
2002	$20.94	0.68	0.96	1.64	(0.68)	(0.04)	(0.72)
2003	$21.86	0.54	0.13	0.67	(0.54)	(0.11)	(0.65)
Huntington Short/Intermediate Fixed Income Securities Fund
2003(8)	$20.08	0.32	(0.19)	0.13	(0.32)	—	(0.32)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Total return would have been 6.11% without the payments by affiliates.
(7)	Total return would have been 5.25% without the payments by affiliates.
(8)	Reflects operations for the period from May 9, 2003 (date of initial public investment) to December 31, 2003.

			Ratios to average net assets

					Expense	Net Assets,
	Net Asset			Net	waiver	end of	Portfolio
Payments	Value, end	Total	Net	investment	reduction/	period	turnover
by affiliates	of period	return(1)	Expenses	income	reimbursement(2)	(000 omitted)	rate

—	$19.74	(4.07)%	1.06%	5.65%	—	$1,293	44%
—	$20.25	9.27%	1.01%	6.29%	0.02%	$1,132	28%
0.39	$20.77	8.04%(6)	1.22%	5.18%	0.04%	$1,205	149%
—	$21.26	7.14%	1.33%	4.47%	—	$1,512	54%
—	$21.42	4.43%	1.33%	3.47%	—	$2,532	73%

—	$9.76	(1.33)%	0.74%	5.46%	0.04%	$2,055	14%
—	$10.22	10.74%	1.02%	5.52%	0.04%	$1,705	24%
0.18	$10.43	7.01%(7)	1.24%	4.80%	0.05%	$1,706	64%
—	$10.92	9.17%	1.35%	3.89%	—	$6,766	60%
—	$10.65	1.09%	1.35%	3.18%	—	$7,486	78%

—	$10.44	(0.77)%	0.98%	4.33%	0.07%	$7,183	6%
—	$10.71	7.27%	1.09%	4.34%	0.05%	$6,059	—
—	$10.46	3.63%	1.33%	3.70%	0.05%	$5,023	100%
—	$10.93	7.98%	1.58%	2.99%	—	$5,209	27%
—	$10.96	3.21%	1.52%	2.40%	—	$6,241	17%

—	$7.89	0.88%	1.45%	5.54%	0.45%	$1,025	20%
—	$8.14	9.55%	1.01%	6.01%	0.19%	$779	9%
—	$8.35	7.85%	1.28%	5.12%	0.05%	$826	25%
—	$8.58	7.30%	1.44%	4.07%	—	$2,859	63%
—	$8.86	6.71%	1.37%	2.74%	—	$1,214	71%

—	$20.67	(1.17)%	1.07%	4.44%	—	$1,310	11%
—	$21.31	7.73%	1.10%	4.37%	0.03%	$1,119	1%
—	$20.94	3.35%	1.25%	3.63%	0.04%	$1,923	39%
—	$21.86	7.94%	1.43%	3.11%	—	$3,292	28%
—	$21.88	3.11%	1.41%	2.45%	—	$5,913	20%

—	$19.89	0.65%(4)	1.31%(5)	2.47%(5)	—(5)	$8,061	51%

Fixed Income Funds
(For a share outstanding throughout each period)
						Distributions to
		Net			Distributions	shareholders
	Net Asset	investment	Net realized		to shareholders	from net
	Value,	income/	and unrealized	Total from	from net	realized gain
Year ended	beginning	(operating	gain/(loss)	investment	investment	on investment	Total
December 31,	of period	loss)	investments	operations	income	transactions	distributions

INVESTMENT B SHARES
Huntington Fixed Income Securities Fund
2000(9)	$19.56	0.75	0.73	1.48	(0.79)	—	(0.79)
2001	$20.25	0.63	0.44	1.07	(0.96)	—	(0.96)
2002	$20.75	0.83	0.50	1.33	(0.85)	—	(0.85)
2003	$21.23	0.65	0.17	0.82	(0.66)	—	(0.66)
Huntington Intermediate Government Income Fund
2003(10)	$10.99	0.17	(0.30)	(0.13)	(0.18)	(0.02)	(0.20)
Huntington Michigan Tax-Free Fund
2003(8)	$11.11	0.12	(0.11)	0.01	(0.12)	(0.05)	(0.17)
Huntington Mortgage Securities Fund
2003(6)	$8.70	0.13	0.17	0.30	(0.17)	—	(0.17)
Huntington Ohio Tax-Free Fund
2003(7)	$21.97	0.27	0.02	0.29	(0.27)	(0.11)	(0.38)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Not annualized.
(4)	Computed on an annualized basis.
(5)	Total return would have been 5.46% without the payments by affiliates.
(6)	Reflects operations for the period from May 13, 2003 (date of initial public investment) to December 31, 2003.
(7)	Reflects operations for the period from May 2, 2003 (date of initial public investment) to December 31, 2003.
(8)	Reflects operations for the period from May 19, 2003 (date of initial public investment) to December 31, 2003.
(9)	Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.
(10)	Reflects operations for the period from May 12, 2003 (date of initial public investment) to December 31, 2003.

			Ratios to average net assets

					Expense	Net Assets,
	Net Asset			Net	waiver	end of	Portfolio
Payments	Value, end	Total	Net	investment	reduction/	period	turnover
by affiliates	of period	return(1)	Expenses	income	reimbursement(2)	(000 omitted)	rate

—	$20.25	7.72%(3)	1.68%(4)	5.73%(4)	—(4)	$2	28%
0.39	$20.75	7.39%(5)	1.76%	4.39%	—	$472	149%
—	$21.23	6.59%	1.82%	3.88%	—	$1,852	58%
—	$21.39	3.92%	1.83%	2.99%	—	$3,212	73%

—	$10.66	(1.13)%(3)	1.86%(4)	2.41%(4)	—(4)	$492	78%

—	$10.95	0.09%(3)	2.03%(4)	1.68%(4)	—(4)	$580	17%

—	$8.83	3.47%(3)	1.93%(4)	1.14%(4)	—(4)	$280	71%

—	$21.88	1.32%(3)	1.93%(4)	1.86%(4)	—(4)	$1,685	20%


Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Florida Tax-Free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Growth Fund

• at least 65% of total assets will be invested in equity securities.

Michigan Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Ohio Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Short/Intermediate Fixed Income Securities Fund

• at least 65% of total assets in fixed income securities.

Additional Investment Information

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Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.


Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and pre-payment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.


Fund Name	Fund Code

Florida Tax-Free Money Fund	1
Money Market Fund	2
Ohio Municipal Money Market Fund	3
U.S. Treasury Money Market Fund	4
Dividend Capture Fund	5
Growth Fund	6
Income Equity Fund	7
International Equity Fund	8
Macro 100 Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Rotating Markets Fund	12
Situs Small Cap Fund	13
Fixed Income Securities Fund	14
Intermediate Government Income Fund	15
Michigan Tax-Free Fund	16
Mortgage Securities Fund	17
Ohio Tax-Free Fund	18
Short/Intermediate Fixed Income Securities Fund	19

Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares	5-13	Market
of a company held by a U.S. bank that issues a receipt evidencing		Political
ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs		Foreign Investment
designed for trading in the U.S. securities markets.		Currency
Custodial and
Related Investment
Costs

Asset-Backed Securities: Securities backed by company	1-4,11,13,17,19	Pre-payment
receivables, home equity loans, truck and auto loans, leases,		Extension
credit card receivables and other securities backed by other		Market
types of receivables or assets.		Credit
Regulator

Bankers’ Acceptances: Bills of exchange or time drafts drawn on	1-3,5-19	Credit
and accepted by a commercial bank. They generally have maturities		Liquidity
of six months or less.		Market

Bonds: Bonds or fixed income securities pay interest, dividends or	1-15,17,19	Market
distributions at a specified rate. The rate may be a fixed percentage		Credit
of the principal or adjusted periodically. In addition, the issuer of a		Liquidity
bond or a fixed income security must repay the principal amount of		Pre-payment
the security, normally within a specified time. Bonds or fixed income		Extension
securities provide more regular income than equity securities.
However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings.
This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

Call and Put Options: A call option gives the buyer the right to buy, and	5-13	Management
obligates the seller of the option to sell, a security at a specified price. A		Liquidity
put option gives the buyer the right to sell, and obligates the seller of the		Credit
option to buy, a security at a specified price. The Funds will sell only covered		Market
call and secured put options, and may buy bonds’ existing option contracts		Leverage
known as “closing transactions.”

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3,5-19	Market
Credit
Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes	1-3,5-19	Credit
issued by corporations and other entities. Their maturities generally vary		Liquidity
from a few days to nine months.		Market

Common Stock: Shares of ownership of a company.	5-13,17	Market

Convertible Securities: Bonds or preferred stock that convert to	5-14,17,19	Market
common stock.		Credit

Instrument	Fund Code	Risk Type

Demand Notes: Securities that are subject to puts and	1-3,5-19	Credit
standby commitments to purchase the securities at a fixed		Market
price (usually with accrued interest) within a fixed		Liquidity
period of time following demand by a Fund.		Management

Derivatives: Instruments whose value is derived from an	5-19	Management
underlying contract, index or security, or any combination		Market
thereof, including futures, options (e.g., put and calls),		Credit
options on futures, swap agreements, and some		Liquidity
mortgage-backed securities.		Leverage

European Depositary Receipts (EDRs): EDRs, which are	8,9,11-13	Market
sometimes referred to as Continental Depositary Receipts, are		Political
securities, typically issued by a non-U.S. financial institution,		Foreign Investment
that evidence ownership interests in a security or a pool of		Currency
securities issued by either a U.S. or foreign issuer. Generally,		Custodial and Related
EDRs are designed for trading in European securities markets.		Investment Costs

Foreign Securities: Stocks issued by foreign companies	5-13,14,19	Market
including ADRs, EDRs and Global Depository Receipts (GDRs),		Political
as well as commercial paper of foreign issuers and		Foreign Investment
obligations of foreign governments, companies, banks,		Liquidity
overseas branches of U.S. banks or supranational entities.		Currency
Custodial and Related
Investment Costs

Forward Foreign Currency Contracts: An obligation to	5-13,14,19	Management
purchase or sell a specific amount of a currency at a		Liquidity
fixed future date and price set by the parties involved		Credit
at the time the contract is negotiated.		Market
Political
Leverage
Foreign Investment
Currency
Custodial and Related
Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby	8,12,13	Management
one currency is exchanged for another. The Fund may also		Liquidity
enter into derivative contracts in which a foreign currency		Credit
is an underlying contract.		Market
Political
Leverage
Foreign Investment
Currency
Custodial and Related
Investment Costs

Instrument	Fund Code	Risk Type

Futures and Related Options: A contract providing for the	5-19	Management
future sale and purchase of a specific amount of a specific		Market
security, class of securities, or index at a specified time		Credit
in the future and at a specified price. The aggregate value		Liquidity
of options on securities (long puts and calls) will not		Leverage
exceed 10% of a Fund’s net assets at the time it purchases
the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more
than 25% of the Fund’s assets.

Global Depositary Receipts (GDRs): GDRs are securities,	8,9,11-13	Market
typically issued globally by a non-U.S. financial institution,		Political
that evidence ownership interests in a security or a pool		Foreign Investment
of securities issued by either a U.S.or foreign issuer.		Currency
Generally, GDRs are designed for trading in non-U.S.		Custodial and Related
securities markets.		Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold	1-19	Liquidity
within seven business days at the value the Fund has estimated		Market
for them. Each of the Money Market Fund, Ohio Municipal
Money Market Fund, U.S. Treasury Money Market Fund,
Growth Fund, Income Equity Fund, Fixed income Securities
Fund, Michigan Tax-Free Fund, Mortgage Securities Fund,
Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities
Fund may invest up to 10% of its total assets in illiquid securities.
Each of the Dividend Capture Fund, International Equity Fund,
Macro 100 Fund, Mid Corp America Fund, New Economy Fund,
Rotating Markets Fund, Situs Small Cap Fund and Intermediate
Government Income Fund may invest up to 15% of its assets in illiquid securities. The Florida Tax-Free Money Fund may invest up to
10% of its net assets in illiquid securities.

Index-Based Securities: Index-based securities such as	5-13	Market
iShares Russell 2000 Index Fund, Standard & Poor’s Depository
Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock
(“NASDAQ 100s”), represent ownership in an investment
portfolio of common stocks designed to track the price,
performance and dividend yield of an index, such as the
Russell 2000 Index or the NASDAQ-100 Index. Index-based
securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Instrument	Fund Code	Risk Type

Investment Company Securities: Shares of registered investment	1-19	Market
companies. These may include Huntington Money Market Funds
and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Except for the Rotating Markets Fund, each of the
Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however,
own more than 3% of the securities of any one registered
investment company or invest more than 10% of its assets in
the Shares of other registered investment companies. However, each of the Funds may invest up to 25% of its assets in the
Interfund Shares of the Huntington Money Market Fund,
pursuant to an SEC exemptive order. The Rotating Markets
Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Markets Fund,
however, may not own more than 3% of the securities of any
one investment company. If the Rotating Markets Fund owns
more than 1% of the shares of an investment company, that
portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities.
As a shareholder of an investment company, a Fund will
indirectly bear investment management fees of that investment company, which are in addition to the management fees the
fund pays its own advisor.

Investment Grade Securities: Securities rated BBB or higher	5-19	Market
by Standard & Poor’s; Baa or better by Moody’s; similarly		Credit
rated by other; NRSROs; or, if not rated, determined to be of comparably high quality by the Advisor.

Interests in Other Business Organizations: Entities such as	5-6,8-11,13	Market
limited partnerships, limited liability companies, business		Foreign Investment
trusts and companies organized outside the United States		Currency
may issue securities comparable to common or preferred stock.		Custodial and
Related Investment
Costs

Money Market Instruments: Investment-grade, U.S.	1-19	Market
dollar-denominated debt securities with remaining maturities		Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial
institution obligations. These securities may carry fixed
or variable interest rates.

Instrument	Fund Code	Risk Type

Mortgage-Backed Securities: Bonds backed by real estate	4-19	Pre-payment
loans and pools of loans. These include collateralized mortgage		Market
obligations (CMOs) and real estate mortgage investment		Credit
conduits (REMICs).		Regulatory
Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells	17	Pre-payment
securities for delivery in a current month and simultaneously		Market
contracts with the same party to repurchase similar but not		Regulatory
identical securities on a specified future date.		Extension

Municipal Securities: Securities issued by a state or	1-3,7,14-19	Market
political subdivision to obtain funds for various public		Credit
purposes. Municipal securities include private activity bonds		Political
and industrial development bonds, as well as general obligation		Tax
bonds, tax anticipation notes, bond anticipation notes,		Regulatory
revenue anticipation notes, project notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities (single family
revenue bonds).

There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing
power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to,
certificates of participation (COPs); utility and sales tax
revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities
district (Mello-Roos) issues which are secured by taxes on
specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by	8,12,13	Credit
supranational agencies that are chartered to promote economic		Foreign Investment
development and are supported by various governments and		Currency
government agencies.		Custodial and Related
Investment Costs

Instrument	Fund Code	Risk Type

Options on Currencies: A Fund may buy put options and sell	5-15	Management
covered call options on foreign currencies (traded on U.S. and		Liquidity
foreign exchanges or over-the-counter markets). A covered call		Credit
option means the Fund will own an equal amount of the underlying		Market
foreign currency. Currency options help a Fund manage its		Political
exposure to changes in the value of the U.S. dollar relative		Leverage
to other currencies. If a Fund sells a put option on a foreign		Foreign Investment
currency, it will establish a segregated account with its		Currency
Custodian consisting of cash, U.S. government securities		Custodial and Related
or other liquid high-grade bonds in an amount equal to the		Investment Costs
amount the Fund would be required to pay if the put is exercised.

Preferred Stocks: Equity securities that generally pay	5-14	Market
dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of
liquidation. Preferred stock generally does not carry
voting rights.

Real Estate Investment (REITs): Pooled investment vehicles	5-14,16-18	Liquidity
which invest primarily in income producing real estate or		Management
real estate loans or interest.		Market
Regulatory
Tax
Pre-payment
Extension

Repurchase Agreements: The purchase of a security and the	1-19	Market
simultaneous commitment to return the security to the seller		Leverage
at an agreed upon price on an agreed upon date. This is
treated as a loan by a Fund.

Reverse Repurchase Agreements: The sale of a security and	1-19	Market
the simultaneous commitment to buy the security back at an		Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.

Restricted Securities: Securities not registered under the	1-19	Liquidity
Securities Act of 1933, such as privately placed commercial		Market
paper and Rule 144A securities.

Instrument	Fund Code	Risk Type

Securities Lending: Each Fund, except the Rotating	1-19	Market
Markets Fund, Dividend Capture Fund, International Equity		Liquidity
Fund, Mid Corp America Fund, New Economy Fund,		Leverage
Situs Small Cap Fund and Macro 100 Fund may lend up to 20%
(5% in the case of Michigan Tax-Free Fund) of its total assets.
The Rotating Markets Fund, Dividend Capture Fund, International
Equity Fund, Mid Corp America Fund, New Economy Fund,
Situs Small Cap Fund and Macro 100 Fund may each lend up
to 33 1 / 3 % of their total assets. Such loans must be collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

Tax-Exempt Commercial Paper: Commercial paper issued by	1-3,7,14-19	Credit
governments and political sub-divisions.		Liquidity
Market
Tax

Time Deposits: Non-negotiable receipts issued by a bank	1-3,5-19	Liquidity
in exchange for a deposit of money.		Credit
Market

Treasury Receipts: Treasury receipts, Treasury investment	5-13,14	Market
growth receipts, and certificates of accrual of
Treasury securities.

Unit Investment Trusts: A type of investment vehicle,	5-13	Market
registered with the SEC under the Investment Company Act
of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the
income portion of the portfolio in proportion to the amount
of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. Government Agency Securities: Securities issued by	1-19	Market
agencies and instrumentalities of the U.S. government.		Credit
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under
federal authority. Some GSE securities are supported by the
full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the
U.S. government include the Government National Mortgage
Association, Small Business Administration, Farm Credit System
Financial Assistance Corporation, Farmer’s Home Administration,
Federal Financing Bank, General Services Administration, Department
of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan
Area Transit Authority Bonds.

Instrument	Fund Code	Risk Type

GSE securities not backed by the full faith and credit of the
U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System,
Federal Home Loan Mortgage Corporation, Federal National
Mortgage Association, Student Loan Marketing Association, and
Tennessee Valley Authority in support of such obligations.
Other GSE securities are not backed by the full faith and credit of the
U.S. government and have no explicit financial support, including the
Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately	1-19	Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with	1-19	Credit
interest rates that are reset daily, weekly, quarterly or on		Liquidity
some other schedule. Such instruments may be payable to a		Market
Fund on demand.

Warrants: Securities that give the holder the right to buy	5-14,17	Market
a proportionate amount of common stock at a specified price.		Credit
Warrants are typically issued with preferred stock and bonds.

When-Issued Securities and Forward Commitments: A purchase of,	1-19	Market
or contract to purchase, securities at a fixed price for delivery		Leverage
at a future date.		Liquidity
Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar	5-15,19	Market
denominated bonds issued by foreign corporations or governments.		Credit
Sovereign bonds are those issued by the government of a		Foreign Investment
foreign country. Supranational bonds are those issued by		Currency
supranational entities, such as the World Bank and European		Custodial and Related
Investment Bank. Canadian bonds are those issued by		Investment Costs
Canadian provinces.

Zero-coupon Securities: Zero-coupon securities are debt obligations	1-19	Credit
which are generally issued at a discount and payable in full at		Market
maturity, and which do not provide for current payments of interest		Zero Coupon
prior to maturity.		Liquidity
Pre-payment
Extension


Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.


Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

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Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Mid Cap Stock Risk. To the extent that a Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

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Pre-payment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a Fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

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Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

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Provides more detailed information about the Funds and their policies. A current Statement of Additional Information is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

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Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds.

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Laffer Investments, Inc. is the Sub-Advisor to the Huntington Macro 100 Fund.

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Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or any other inquiries:

Call

(800) 253-0412

Write

Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet

The Huntington Funds’ website is at http://www.huntingtonfunds.com. The SEC’s web-site, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC

Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102

The Huntington Funds’ Investment Company Act registration number is 811-5010.

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Cusip 446327108	Cusip 446327652	Cusip 446327827
Cusip 446327686	Cusip 446327637	Cusip 446327421
Cusip 446327306	Cusip 446327629	Cusip 446327793
Cusip 446327504	Cusip 446327561	Cusip 446327447
Cusip 446327702	Cusip 446327553	Cusip 446327777
Cusip 446327884	Cusip 446327595	Cusip 446327694
Cusip 446327678	Cusip 446327587	Cusip 446327736
Cusip 446327868	Cusip 446327488	Cusip 446327454
Cusip 446327710	Cusip 446327470	Cusip 446327413
Cusip 446327520	Cusip 446327843	Cusip 446327330
Cusip 446327660	Cusip 446327439	Cusip 446327322

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[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412,

The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

[Logo of Huntington Funds]

Huntington Funds Shareholder Services:

1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:

1-800-322-4600

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27056 (4/04)

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[Logo of Huntington Funds]

Investor Guide

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MAY 1, 2004

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TRUST SHARES

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TRUST SHARES PROSPECTUS

Money Market Funds

Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund
 Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

M AY 1 , 2 0 0 4

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[Logo of Huntington Funds]

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The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.

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Huntington Funds

How to Read This Prospectus

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The Huntington Funds (“Trust”) is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”).The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about the Trust Shares (“Shares”) of the Funds that you should know before investing. All of the Funds also offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. The Money Market Fund also offers Interfund Shares, which are offered in separate Prospectuses.

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Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

Introduction

3
Fund Summary, Investment Strategy and Risks

Money Market Funds
4	Florida Tax-Free Money Fund
9	Money Market Fund
14	Ohio Municipal Money Market Fund
19	U.S. Treasury Money Market Fund
Equity Funds
24	Dividend Capture Fund
29	Growth Fund
33	Income Equity Fund
38	International Equity Fund
44	Macro 100 Fund
47	Mid Corp America Fund
53	New Economy Fund
59	Rotating Markets Fund
66	Situs Small Cap Fund
Income Funds
73	Fixed Income Securities Fund
79	Intermediate Government Income Fund
85	Michigan Tax-Free Fund
90	Mortgage Securities Fund
96	Ohio Tax-Free Fund
102	Short/Intermediate Fixed Income Securities Fund
Shareholder Information

107	Distribution of the Funds
107	Pricing Shares
108	Purchasing Shares
110	Exchanging Shares
111	Redeeming Shares
More About the Huntington Funds

114	Management of the Trust
117	Dividends and Distributions
117	Tax Consequences
119	Financial Information
126	Additional Investment Strategies
127	Investment Practices
136	Glossary of Investment Risks

For more information about The Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

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As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

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The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Florida Tax-Free Money Fund

Fund Summary

Investment Goal

To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus

Florida tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

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The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax.

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In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Florida as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Advisor’s strategy to take advantage of the exemption from Florida’s intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund’s performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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		Since Class
	1 Year	Inception*

Florida Tax-Free Money Fund — Trust Shares
Returns before taxes	0.25%	1.89%

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* Since January 6, 1999.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Shareholder Service Fees	0.25%

Other Expenses	0.42%

Total Annual Fund Operating Expenses	0.97%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$99	$309	$536	$1,190

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Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus

High-quality, short-term debt securities

Principal Investment Strategy

Maximize current income while preserving capital

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

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The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Money Market Fund — Trust Shares
Returns before taxes	0.33%	3.09%	4.01%	4.83%

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* Since June 11, 1987.

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Yield

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The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

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The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.28%

Shareholder Service Fees	0.25%

Other Expenses	0.30%

Total Annual Fund Operating Expenses	0.83%

* Does not include any wire transfer fees, if applicable.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$85	$265	$460	$1,025

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Ohio Municipal Money Market Fund

Fund Summary

Investment Goal

To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus

Ohio tax-free money market securities

Principal Investment Strategy

Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Ohio Municipal Money Market Fund —
Trust Shares
Returns before taxes	0.31%	1.95%	2.52%	3.16%

* Since June 10, 1987.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Shareholder Service Fees	0.25%

Other Expenses	0.31%

Total Annual Fund Operating Expenses	0.86%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$88	$274	$477	$1,061

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U.S. Treasury Money Market Fund

Fund Summary

Investment Goal

To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

Investment Focus

U.S. Treasury obligations

Principal Investment Strategy

Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility

Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

U.S. Treasury Money Market Fund — Trust Shares
Returns before taxes	0.35%	2.98%	3.92%	4.23%

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* Since October 2, 1989.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.20%

Shareholder Service Fees	0.25%

Other Expenses	0.30%

Total Annual Fund Operating Expenses	0.75%

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*Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$77	$240	$417	$930

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Dividend Capture Fund

Fund Summary

Investment Goal

To seek total return on investment, with dividend income as an important component of that return

Investment Focus

U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy

Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

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To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends may not qualify for lower rates that apply to other “qualified investment income”.

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The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects.

Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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		Since Class
	1 Year	Inception*
Dividend Capture Fund — Trust Shares
Returns before taxes	20.75%	9.54%

Returns after taxes on distributions(1)	19.94%	7.67%

Returns after taxes on distributions
and sales of Trust Shares(1)	14.38%	7.07%

S&P 500 (reflects no deduction for fees,
expenses or taxes)(2)	28.68%	(2.21)%

DCIB (reflects no deduction for fees,
expenses or taxes)(3)	23.91%	6.81%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)	The unmanaged DCIB is a custom, blended index comprised of the S&P 500/Barra Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%).
*	Since March 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.75%

Shareholder Service Fees	0.25%

Other Expenses	0.41%

Total Annual Fund Operating Expenses	1.41%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$144	$446	$771	$1,691

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Growth Fund

Fund Summary

Investment Goal

To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus

Common stocks of medium to large companies

Principal Investment Strategy

Invests in companies offering above-average growth potential

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of medium to large U.S. growth companies — will underperform other types of stock investments or the market as a whole.

Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information


The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Growth Fund — Trust Shares
Returns before taxes	19.15%	(1.91)%	8.57%	8.74%

Returns after taxes on distributions(1)	19.13%	(2.50)%	7.38%	7.63%

Returns after taxes on distributions and sales
of Trust Shares(1)	12.46%	(1.72)%	7.01%	7.25%

S&P 500 (reflects no deduction for fees
expenses or taxes)(2)	28.68%	(0.57)%	11.06%	11.47%

(1)	After tax retuns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since July 3, 1989.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.60%

Shareholder Service Fees	0.25%

Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.17%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$119	$372	$644	$1,420

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Income Equity Fund

Fund Summary

Investment Goal

To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus

Common and preferred stocks

Principal Investment Strategy

Attempts to identify stocks that pay high dividends

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Income Equity Fund — Trust Shares
Returns before taxes	21.00%	0.38%	8.42%	8.13%

Returns after taxes on distributions(1)	19.55%	(1.05)%	6.77%	6.58%

Returns after taxes on distributions and sales
of Trust Shares(1)	15.03%	(0.41)%	6.42%	6.26%

S&P 500 (reflects no deduction for fees,
expenses or taxes)(2)	28.68%	(0.57)%	11.06%	11.47%

LEIFI (reflects no deduction for fees,
expenses or taxes)(3)	25.83%	2.22%	9.18%	9.88%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)	Lipper figures represent the average of the total returns reported by the largest mutual funds designated by Lipper Inc. as falling into the category indicated.
*	Since July 3, 1989.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.60%

Shareholder Service Fees	0.25%

Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.17%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$119	$372	$644	$1,420

International Equity Fund

Fund Summary

Investment Goal

To seek total return

Investment Focus

Equity securities of companies based outside the United States

Principal Investment Strategy

Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of foreign companies — may underperform other kinds of investments or the market as a whole.

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Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks may make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Additionally, the Fund makes significant investments in securities denominated in the euro, the single currency of the European Monetary Union (“EMU”). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

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Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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		Since Class
	1 Year	Inception*

International Equity Fund — Trust Shares
Returns before taxes	34.83%	(3.68)%

Returns after taxes on distributions(1)	34.72%	(3.73)%

Returns after taxes on distributions and sales
of Trust Shares(1)	22.78%	(3.13)%

MSCI-EAFE (reflects no deductions for fees,
expenses or taxes)(2)	39.17%	0.01%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.
*	Since March 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	1.00%

Shareholder Service Fees	0.25%

Other Expenses	0.41%

Total Annual Fund Operating Expenses	1.66%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$169	$523	$902	$1,965

Macro 100 Fund

Fund Summary

Investment Goal

To seek total return which consists of capital appreciation and income

Investment Focus

Common stocks of companies within the Standard & Poor’s 500 Index (”S&P 500”)

Principal Investment Strategy

Attempts to indentify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Fund’s Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities at all times. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of March 31, 2004, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $20.9 billion and the median market capitalization was approximately $9.4 billion. The S&P 500 has a total market capitalization value of approximately $10.5 trillion.

As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking to achieve total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of large capitalization companies within the S&P 500 — will underperform other types of stock investments or the market as a whole.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.75%

Shareholder Service Fees	0.25%

Other Expenses**	0.67%

Total Annual Fund Operating Expenses	1.67%

*	Does not include any wire transfer fees, if applicable.
**	Other expenses are based on estimated amounts for the current fical year.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Years	3 Years

Trust Shares	$169	$525

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Mid Corp America Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies

Investment Focus

Common stocks

Principal Investment Strategy

Attempts to identify companies with outstanding growth characteristics

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

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To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of March 31, 2004, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $6.4 billion and the median market capitalization was approximately $3.3 billion. The companies in the RMCI had a total market capitalization range of approximately $668 million to $18.1 billion. As of March 31, 2004, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.5 billion and the median market capitalization was approximately $2.1 billion. The companies in the S&P 400 had a total market capitalization range from approximately $413 million to $11.3 billion.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

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Because the Fund refers to the terms “America”and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily small to mid cap companies — will underperform other kinds of investments or market averages.

Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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		Since Class
	1 Year	Inception*

Mid Corp America Fund — Trust Shares
Returns before taxes	31.34%	6.34%

Returns after taxes on distributions(1)	31.34%	6.29%

Returns after taxes on distributions and sales
of Trust Shares(1)	20.37%	5.40%

S&P 400 (reflects no deduction for fees,
expenses or taxes)(2)	35.61%	6.50%

RMCI (reflects no deduction for fees,
expenses or taxes)(3)	40.06%	5.41%

LMCCA(4)	36.58%	4.45%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. Stock Market.
(3)	The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.
(4)	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
*	Since March 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.75%

Shareholder Service Fees	0.25%

Other Expenses	0.35%

Total Annual Fund Operating Expenses	1.35%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$137	$428	$739	$1,624

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New Economy Fund

Fund Summary

Investment Goal

To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus

Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature.

Principal Investment Strategy

Long-term capital appreciation

Share Price Volatility

High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

“New economy” companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of companies focusing on technological and scientific advancements — will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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		Since Class
	1 Year	Inception*

New Economy Fund — Trust Shares
Returns before taxes	34.93%	6.12%

Returns after taxes on distributions(1)	34.92%	6.08%

Returns after taxes on distributions and sales
of Trust Shares(1)	22.72%	5.22%

RUS3G (reflects no deduction for fees,
expenses or taxes)(2)	30.97%	(5.56)%

S&P 500 (reflects no deduction for fees,
expenses or taxes)(3)	28.68%	(2.21)%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
(3)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since March 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.85%

Shareholder Service Fees	0.25%

Other Expenses	0.46%

Total Annual Fund Operating Expenses	1.56%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$159	$493	$850	$1,856

Rotating Markets Fund

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Fund Summary

Investment Goal

To seek capital appreciation

Investment Focus

Common stocks and index-based securities

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Principal Investment Strategy

Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

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Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

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Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

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Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, Standard & Poor’s 500 Index (S&P 500), or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

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The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of March 31, 2004, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $950 million and the median market capitalization was approximately $507 million. The companies in the index had a total market capitalization range of approximately $16 million to $2.8 billion.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of March 31, 2004, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $6.4 billion and the median market capitalization was approximately $3.3 billion. The companies in the index had a total market capitalization range of approximately $668 million to $18.1 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of March 31, 2004, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $20.9 billion and the median market capitalization was approximately $9.4 billion. The S&P 500 has a total market capitalization value of approximately $10.5 trillion.

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The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of the market segment selected by the Advisor — will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in emerging markets.

Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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		Since Class
	1 Year	Inception*

Rotating Markets Fund — Trust Shares
Returns before taxes	25.00%	(2.10)%

Returns after taxes on distributions(1)	24.92%	(2.12)%

Returns after taxes on distributions and sales
of Trust Shares(1)	16.36%	(1.78)%

S&P 500 (reflects no deduction for fees,
expenses or taxes)(2)	28.68%	(2.69)%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since May 1, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Shareholder Service Fees	0.25%

Other Expenses	0.54%

Total Annual Fund Operating Expenses	1.29%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$131	$409	$708	$1,556

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Situs Small Cap Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation

Investment Focus

Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy

Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

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Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of March 31, 2004, the smallest company in the index had a market capitalization of $63 million, the largest company had a market capitalization of $3.0 billion and the weighted average market capitalization was $1.0 billion). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy.Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

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The Advisor applies a “top down” strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily smaller companies in both domestic and foreign markets — will underperform other kinds of investments or market averages.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Trust Shares for the first full calendar year that the Fund was in existence.

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		Since Class
	1 Year	Inception*

Situs Small Cap Fund — Trust Shares
Returns before taxes	35.18%	29.45%

Returns after taxes on distributions(1)	35.17%	29.44%

Returns after taxes on distributions and sales
of Trust Shares(1)	22.87%	25.15%

S&P 600 (reflects no deduction for fees,
expenses or taxes)(2)	38.80%	35.07%

S&P 500 (reflects no deduction for fees,
expenses or taxes)(3)	28.68%	30.55%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.
(3)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since September 30, 2002.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.75%

Shareholder Service Fees	0.25%

Other Expenses	0.68%

Total Annual Fund Operating Expenses	1.68%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$171	$530	$913	$1,987

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Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus

U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy

Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

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Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Fixed Income Securities Fund —
Trust Shares
Returns before taxes	4.65%	5.10%	5.80%	6.97%

Returns after taxes on distributions(1)	3.25%	2.97%	3.38%	4.56%

Returns after taxes on distributions and sales
of Trust Shares(1)	3.01%	2.99%	3.40%	4.50%

LBGCBI (reflects no deduction for fees,
expenses or taxes)(2)	4.68%	6.65%	6.98%	8.08%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged LBGCBI is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.
*	Since July 3, 1989.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Shareholder Service Fees	0.25%

Other Expenses	0.33%

Total Annual Fund Operating Expenses	1.08%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$110	$343	$595	$1,317

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Intermediate Government Income Fund

Fund Summary

Investment Goal

To seek to provide investors with a high level of current income

Investment Focus

U.S. government obligations, mortgage backed securities

Principal Investment Strategy

Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

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Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Intermediate Government Income Fund —
Trust Shares(1)
Returns before taxes	1.34%	5.49%	5.68%	6.12%

Returns after taxes on distributions(2)	0.03%	3.52%	3.50%	3.94%

Returns after taxes on distributions and sales
of Trust Shares(2)	0.91%	3.45%	3.46%	3.87%

LBIGC (reflects no deduction for fees,
expenses or taxes)(3)	4.30%	6.65%	6.62%	7.00%

MLTA 1-10 (reflects no deduction for fees,
expenses or taxes)(4)	2.29%	6.12%	6.31%	6.68%

(1)	Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.
(2)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
(4)	The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.
*	Since December 2, 1991.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Shareholder Service Fees	0.25%

Other Expenses	0.36%

Total Annual Fund Operating Expenses	1.11%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$113	$353	$612	$1,352

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Michigan Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus

Michigan municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Michigan residents seeking income exempt from federal and state income taxes.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

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Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Michigan Tax-Free Fund — Trust Shares(1)
Returns before taxes	3.57%	4.47%	4.86%	5.47%

Returns after taxes on distributions(2)	3.48%	4.33%	4.79%	5.41%

Returns after taxes on distributions and sales
of Trust Shares(2)	3.35%	4.33%	4.76%	5.32%

LB7MBI (reflects no deduction for fees,
expenses or taxes)(3)	5.44%	5.92%	5.85%	6.55%

(1)	Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on April 13, 1998.
(2)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	The unmanaged LB7MBI is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between six and eight years.
*	Since December 2, 1991.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Shareholder Service Fees	0.25%

Other Expenses	0.53%

Total Annual Fund Operating Expenses	1.28%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$130	$406	$702	$1,545

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Mortgage Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income

Investment Focus

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Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

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Principal Investment Strategy

Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

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In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (“Code”). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Mortgage Securities Fund —
Trust Shares
Returns before taxes	7.02%	6.69%	5.36%	6.52%

Returns after taxes on distributions(1)	5.65%	4.59%	2.72%	3.52%

Returns after taxes on distributions and sales
of Trust Shares(1)	4.52%	4.38%	2.82%	3.61%

LBMBSI (reflects no deduction for fees,
expenses or taxes)(2)	3.05%	6.55%	6.89%	6.97%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.
*	Since June 2, 1992.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Shareholder Service Fees	0.25%

Other Expenses	0.43%

Total Annual Fund Operating Expenses	1.18%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$120	$375	$649	$1,432

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Ohio Tax-Free Fund

Fund Summary

Investment Goal

To seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Investment Focus

Ohio municipal securities

Principal Investment Strategy

Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are: (i) rated in one of the top four categories by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the Security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Ohio residents seeking income exempt from federal and state income taxes

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

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Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Ohio Tax-Free Fund — Trust Shares
Returns before taxes	3.42%	4.40%	4.50%	5.41%

Returns after taxes on distributions(1)	3.33%	4.32%	4.45%	5.38%

Returns after taxes on distributions and sales
of Trust Shares(1)	3.28%	4.29%	4.45%	5.32%

LB7MBI (reflects no deduction for fees,
expenses or taxes)(2)	5.44%	5.92%	5.85%	N/A

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged LB7MBI comprises intermediate-term, investment grade bonds with maturities between six and eight years.
*	Since October 18, 1988.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Shareholder Service Fees	0.25%

Other Expenses	0.43%

Total Annual Fund Operating Expenses	1.18%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$120	$375	$649	$1,432

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Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal

To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

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Investment Focus

U.S. government obligations and investment-grade corporate debt securities

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Principal Investment Strategy

Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility

Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

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The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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				Since Class
	1 Year	5 Year	10 Year	Inception*

Short/Intermediate Fixed Income
Securities Fund — Trust Shares
Returns before taxes	3.18%	4.76%	5.28%	6.35%

Returns after taxes on distributions(1)	2.08%	2.79%	3.05%	4.00%

Returns after taxes on distributions and sales
of Trust Shares(1)	2.06%	2.82%	3.08%	4.01%

ML1-5YGC (reflects no deduction for fees,
expenses or taxes(2)	3.30%	6.21%	6.25%	7.14%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(2)	The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.
*	Since July 3, 1989.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees on Trust Shares*
(fees paid directly from your investment)	None

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Shareholder Service Fees	0.25%

Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.07%

* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$109	$340	$590	$1,306

Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

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The Funds offer different classes of Shares, each of which has different expenses and other characteristics. One class of Fund Shares — Trust Shares— is offered in this Prospectus. Three other classes of Fund Shares — Investment A Shares, Investment B Shares, and Interfund Shares of the Money Market Fund — are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

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Trust Shares

  No sales charges.
  No Distribution (Rule 12b-1) fees
  Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks as well as customers of third party financial institutions.

For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this Prospectus.

All of the Funds also offer Investment A Shares, certain of the Funds offer Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Funds.

Distribution of the Funds

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Edgewood Services, Inc. (“Distributor”) , whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

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Pricing Shares

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The price at which the Funds will offer or redeem Shares is the net asset value (“NAV”) per Share next determined after the order is considered received. The Funds do not assess any sales charges. However, consult your financial institution to determine if there are any other fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per Share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith the fair value (the “good faith fair valuation”) of portfolio securities held by a Fund. Sometimes a significant event occurring in the period between the close of a particular portfolio security’s market and the time at which a Fund calculates its NAV affects the security’s value such that its market value cannot be considered “readily available.” The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events’ effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

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The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing shares.

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The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

What Shares Cost

Money Market Funds

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Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (“ACH”) or Systematic Investment Program (“SIP”) are considered received when the payment is converted to federal funds (normally the next business day).

All Other Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent.

In order to purchase Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.

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Notes About Purchases

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The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn’t clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

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How to Buy Trust Shares

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1.	Minimum investment requirements:
	•	$1,000 for initial investments outside the Systematic Investment Program (“SIP”)
	•	$500 for subsequent investments
	•	$50 for initial and subsequent investments through the SIP
2.	Call
	•	Your Huntington Account Administrator
3.	Make Payment
	•	By check payable to the applicable Fund — Trust Shares to: Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

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Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check.)

OR

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  By Federal funds wire to:
  Huntington National Bank NA
  ABA #044000024
  Huntington Fund
  Account #01892228947
  Shareholder Name
  Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

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OR

  Through the SIP
  (Once you become a participant in SIP, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program (“SIP”)

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You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete an application, and invest at least $50 at periodic intervals.

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Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Fund offering such shares and as discussed under "Pricing Shares."

All Other Funds

On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Trust Shares of all other Funds for the same class of Trust Shares of any other Fund.

Additional Information

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In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

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The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The Statement of Additional Information contains more information about exchanges.

How to Exchange Shares

1.	Satisfy the minimum account balance requirements
	•	You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.
2.	Call (You must have completed the appropriate section on your account application)
	•	Huntington Funds at (800) 253-0412
	•	The Huntington Investment Company at (800) 322-4600
	•	Your Huntington Account Administrator
OR

Write

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	•	Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110
3.	Provide the required information
	•	Specify that you are exchanging OUT OF Trust Shares of the designated Fund.
	•	Your account number
	•	The name and address on your account (account registrations must be identical)
	•	The dollar amount or number of shares to be exchanged
	•	Name of the Fund into which you wish to make the exchange (exchange INTO)
	•	Your signature (for written requests)
(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange)

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Redeeming Shares

Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under "Pricing of Shares" above.

All Other Funds

You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Trust Shares

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1.	Call (You must have completed the appropriate section on your account application)
	•	Huntington Funds at (800) 253-0412;
	•	The Huntington Investment Company at (800) 322-4600; or
	•	Your Huntington Account Administrator.
OR

Write
	•	Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110
2.	Provide the required information
	•	The name of the Fund from which you wish to redeem shares
	•	Your account number
	•	The name and address on your account
	•	Your bank’s wire transfer information (for wire transfers)
	•	The dollar amount or number of Shares you wish to redeem
	•	Your signature (for written requests)
(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem)

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Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

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In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

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For shareholders who request redemptions prior to (1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of redemption. For Money Market Fund shareholders who request redemptions after the cut-off time mentioned above and for Income Fund and Equity Fund shareholders, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Trust Shares of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

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Abusive Trading Practices

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts (“omnibus accounts”) include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund Shares and redeemers of Fund Shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

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The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Telephone Transactions

If you completed the appropriate application available from the Fund and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

More About the Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2003, the Advisor had assets under management of $8.4 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2003,The Huntington National Bank had assets of $30 billion.

Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (“Laffer Investments”), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. Laffer Investments has no prior experience managing mutual funds, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2003 Laffer Investments managed more than $210 million in assets for corporate ERISA, corporate, foundation and endowment clients.

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The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

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B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Situs Small Cap Fund and President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

Christopher G. Cwiklinski serves as Co-Portfolio Manager of the Income Equity Fund and Vice President and Senior Portfolio Manager of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor’s degree in Business Administration from Bowling Green State University.

William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund. He is and is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 as Vice President. He received his M.B.A. from The University of Dayton.

James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund and Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 to 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

Craig J. Hardy serves as Co-Portfolio Manager of the Income Equity Fund and as Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Paul Koscik serves as the Portfolio Manager of the Rotating Markets Fund and as Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

An Investment Committee is responsible for the daily portfolio management of the Macro 100 Fund. The Investment Committee is headed by Arthur B. Laffer, Ph.D. Dr. Laffer is the Chairman and Chief Investment Officer of Laffer Investments. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor’s Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University.

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund and Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2001 and serves as Vice President and the Director of International Investments. Ms. Matlock served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. She is a Chartered Financial Analyst and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Fixed Income Securities Fund and Senior Vice President of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President and Director of Fixed Income Research. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund and as Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Portfolio Manager of the New Economy Fund and as Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 and is Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

Kathy Stylarek serves as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank and the Advisor. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .06% of the Funds’ average daily net assets for sub-administrative services, a maximum fee of .0425% of the Funds’ average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund’s average daily assets for custody services. Trust Shares are also subject to either an administrative services fee of 0.25% of the average daily net assets to be paid to The Huntington National Bank or a shareholder services fee not to exceed 0.25% of the daily net assets of to be paid to the Distributor. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

The Trust pays the Advisor management fees as a percentage of average daily net assets as follows:

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Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund:

Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
On $1 billion and more	0.20%

All other Funds:

U.S.Treasury Money Market Fund	0.20%
Dividend Capture Fund	0.75%
Growth Fund	0.60%
Income Equity Fund	0.60%
International Equity Fund	1.00%
Macro 100 Fund*	0.75%
Mid Corp America Fund	0.75%
New Economy Fund	0.85%
Rotating Markets Fund	0.50%
Situs Small Cap Fund	0.75%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Michigan Tax-Free Fund	0.50%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Short/Intermediate Fixed Income Securities Fund	0.50%

* Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund’s average daily net assets. This fee is paid by the Advisor and not the Macro 100 Fund.

Dividends and Distributions

The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by these Prospectuses declares and pays dividends on investment income, if any, according to the following schedule:

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Dividend Capture Fund	Monthly
Growth Fund	Annually
Income Equity Fund	Monthly
International Equity Fund	Annually
Macro 100 Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Rotating Markets Fund	Annually
Situs Small Cap Fund	Annually

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The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

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Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

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Exempt-Interest Dividends

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If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

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Avoid Withholding Tax

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Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the Statement of Additional Information.

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State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the State of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

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The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida’s intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. Territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund’s Shares will be exempt from the Florida intangible tax payable in the following year.

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In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Financial Information

Financial Highlights

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The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

						Distributions to
		Net			Distributions	shareholders
	Net Asset	investment	Net realized		to shareholders	from net
	Value,	income	and unrealized	Total from	from net	realized gain
	beginning	(operating	gain (loss)	investment	investment	on investment
Year ended December 31,	of period	loss)	investments	operations	income	transactions

TRUST SHARES
Huntington Florida Tax-Free Money Fund
1999(3)	$1.00	0.03	—	0.03	(0.03)	—
2000	$1.00	0.04	—	0.04	(0.04)	—
2001	$1.00	0.02	—	0.02	(0.02)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
2003	$1.00	—(7)	—	—	—(7)	—
Huntington Money Market Fund
1999	$1.00	0.05	—	0.05	(0.05)	—
2000	$1.00	0.06	—	0.06	(0.06)	—
2001	$1.00	0.03	—	0.03	(0.03)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
2003	$1.00	—(7)	—	—	—(7)	—
Huntington Ohio Municipal Money Market Fund
1999	$1.00	0.03	—	0.03	(0.03)	—
2000	$1.00	0.04	—	0.04	(0.04)	—
2001	$1.00	0.02	—	0.02	(0.02)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
2003	$1.00	—(7)	—	—	—(7)	—
Huntington U.S. Treasury Money Market Fund
1999	$1.00	0.04	—	0.04	(0.04)	—
2000	$1.00	0.06	—	0.06	(0.06)	—
2001	$1.00	0.03	—	0.03	(0.03)	—
2002	$1.00	0.01	—	0.01	(0.01)	—
2003	$1.00	—(7)	—	—	—(7)	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from January 6, 1999 (date of initial public investment) to December 31, 1999.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	The payments by affiliates had no impact on total return for the year ended December 31, 2001.
(7)	Amount is less than $0.01.

			Ratios to average net assets

					Expense	Net Assets,
	Net Asset			Net	waiver	end of
Total	Value, end	Total	Net	investment	reduction/	period
distributions	of period	return(1)	Expenses	income	reimbursement(2)	(000 omitted)

(0.03)	$1.00	2.78%(4)	0.49%(5)	2.78%(5)	0.30%(5)	$25,295
(0.04)	$1.00	3.68%	0.56%	3.63%	0.12%	$38,506
(0.02)	$1.00	2.14%	0.78%	2.23%	0.05%	$26,050
(0.01)	$1.00	0.61%	0.98%	0.59%	—	$20,357
—	$1.00	0.25%	0.85%	0.25%	0.12%	$19,539

(0.05)	$1.00	4.77%	0.49%	4.67%	—	$633,055
(0.06)	$1.00	6.02%	0.51%	5.85%	0.02%	$555,110
(0.03)	$1.00	3.45%(6)	0.71%	3.41%	0.05%	$717,115
(0.01)	$1.00	0.96%	0.81%	0.95%	—	$423,189
—	$1.00	0.33%	0.82%	0.33%	0.01%	$366,116

(0.03)	$1.00	2.79%	0.48%	2.74%	0.05%	$90,804
(0.04)	$1.00	3.64%	0.53%	3.55%	0.04%	$101,655
(0.02)	$1.00	2.26%	0.73%	2.25%	0.06%	$81,745
(0.01)	$1.00	0.78%	0.85%	0.78%	—	$75,508
—	$1.00	0.31%	0.83%	0.31%	0.03%	$67,509

(0.04)	$1.00	4.53%	0.40%	4.42%	—	$404,501
(0.06)	$1.00	5.77%	0.43%	5.63%	0.02%	$379,927
(0.03)	$1.00	3.35%	0.62%	3.30%	0.05%	$460,993
(0.01)	$1.00	1.02%	0.73%	0.99%	—	$534,133
—	$1.00	0.35%	0.73%	0.34%	0.02%	$542,771

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

							Distributions to
		Net			Distributions		shareholders	Distributions
	Net Asset	investment	Net realized		to shareholders		from net	in excess
	Value,	income	and unrealized	Total from	from net	Distributions	realized gain	of net
Year ended	beginning	(operating	gain (loss)	investment	investment	from paid in	on investment	investment
December 31,	of period	loss)	investments	operations	income	capital	transactions	income

TRUST SHARES
Huntington Dividend Capture Fund
2001(8)	$10.00	0.51(3)	0.20	0.71	(0.60)	—	—	—
2002	$10.11	0.49	(0.49)	—	(0.49)	—	—	—
2003	$9.62	0.45	1.49	1.94	(0.45)	—	—	—
Huntington Growth Fund
1999	$49.78	0.30	6.16	6.46	(0.30)	—	(6.42)	—
2000	$49.52	—	1.83	1.83	—	—	(0.72)	(0.05)
2001	$50.58	(0.04)(3)	(8.43)	(8.47)	—	—	—	—
2002	$42.11	(0.05)	(9.34)	(9.39)	(0.02)	—	—	—
2003	$32.72	0.03	6.23	6.26	(0.02)	—	—	—
Huntington Income Equity Fund
1999	$40.85	1.16	(3.87)	(2.71)	(1.14)	—	(0.27)	(0.02)
2000	$36.71	1.19	(0.69)	0.50	(1.24)	—	(0.68)	—
2001	$35.29	1.13	(0.48)	0.65	(1.12)	—	(0.49)	—
2002	$34.33	1.06	(5.31)	(4.25)	(1.06)	—	(0.09)	—
2003	$28.93	0.96	4.95	5.91	(0.99)	—	(1.27)	—
Huntington International Equity Fund
2001(8)	$10.00	(0.04)(3)	(2.27)	(2.31)	(0.01)	—	—	—
2002	$7.68	(0.01)	(1.01)	(1.02)	—	—	—	—
2003	$6.66	0.06	2.26	2.32	(0.05)	—	—	—
Huntington Mid Corp America Fund
2001(8)	$10.00	—(3)	0.44	0.44	(0.03)	—	(0.01)	—
2002	$10.40	(0.03)	(1.34)	(1.37)	—	—	—	—
2003	$9.03	(0.01)	2.84	2.83	—	—	—	—
Huntington New Economy Fund
2001(8)	$10.00	(0.03)(3)	0.16	0.13	—	(0.02)(10)	—	—
2002	$10.11	(0.08)	(1.28)	(1.36)	—	—	—	—
2003	$8.75	(0.07)	3.13	3.06	—	—	(0.01)	—
Huntington Rotating Markets Fund
2001(7)	$10.00	(0.04)(3)	(0.97)	(1.01)	—	—	—	—
2002	$8.99	(0.04)	(1.39)	(1.43)	—	—	—	—
2003	$7.56	0.04	1.85	1.89	(0.04)	—	—	—
Huntington Situs Small Cap Fund
2002(9)	$10.00	—	0.22	0.22	—	—	—	—
2003	$10.22	(0.05)	3.65	3.60	—	—	(0.01)	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Does not include the effect of expenses of underlying fund.
(7)	Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.
(8)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(9)	Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.
(10)	Represents a return of capital for federal income tax purposes.

			Ratios to average net assets

					Expense	Net Assets,
	Net Asset			Net	waiver	end of	Portfolio
Total	Value, end	Total	Net	investment	reduction/	period	turnover
distributions	of period	return(1)	Expenses	income	reimbursement(2)	(000 omitted)	rate

(0.60)	$10.11	7.27%(4)	1.78%(5)	5.78%(5)	0.01%(5)	$17,089	172%
(0.49)	$9.62	(0.04)%	1.66%	5.04%	—	$24,361	88%
(0.45)	$11.11	20.75%	1.41%	4.54%	—	$47,464	108%

(6.72)	$49.52	13.59%	0.82%	0.57%	—	$295,268	10%
(0.77)	$50.58	3.74%	0.84%	0.00%	0.03%	$292,679	24%
—	$42.11	(16.75)%	1.07%	(0.10)%	0.05%	$242,249	12%
(0.02)	$32.72	(22.30)%	1.18%	(0.15)%	—	$189,356	15%
(0.02)	$38.96	19.15%	1.17%	0.09%	—	$241,401	8%

(1.43)	$36.71	(6.75)%	0.82%	2.93%	—	$225,647	20%
(1.92)	$35.29	1.51%	0.85%	3.40%	0.03%	$216,695	41%
(1.61)	$34.33	1.84%	1.05%	3.18%	0.05%	$210,870	33%
(1.15)	$28.93	(12.62)%	1.18%	3.32%	—	$176,885	29%
(2.26)	$32.58	21.00%	1.17%	3.20%	—	$201,272	85%

(0.01)	$7.68	(23.11)%(4)	2.20%(5)	(0.57)%(5)	0.01%(5)	$24,099	121%
—	$6.66	(13.28)%	1.84%	(0.14)%	—	$48,795	68%
(0.05)	$8.93	34.83%	1.66%	0.87%	—	$86,795	48%

(0.04)	$10.40	4.39%(4)	1.43%(5)	0.02%(5)	0.01%(5)	$53,001	11%
—	$9.03	(13.17)%	1.42%	(0.33)%	—	$89,248	16%
—	$11.86	31.34%	1.34%	(0.09)%	—	$134,668	29%

(0.02)	$10.11	1.35%(4)	1.96%(5)	(0.38)%(5)	0.02%(5)	$10,444	45%
—	$8.75	(13.45)%	1.90%	(1.13)%	0.04%	$22,478	39%
(0.01)	$11.80	34.93%	1.56%	(0.79)%	—	$39,364	83%

—	$8.99	(10.10)%(4)	2.06%(5)(6)	(0.58)%(5)(6)	—	$4,962	—
—	$7.56	(15.91)%	1.52%	(0.54)%	—	$14,740	102%
(0.04)	$9.41	25.00%	1.28%	0.52%	—	$19,937	206%

—	$10.22	2.20%(4)	2.29%(5)	(1.30)%(5)	—(5)	$13,249	9%
(0.01)	$13.81	35.18%	1.68%	(0.49)%	—	$30,067	19%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

						Distributions to
		Net			Distributions	shareholders
	Net Asset	investment	Net realized		to shareholders	from net
	Value,	income	and unrealized	Total from	from net	realized gain
Year ended	beginning	(operating	gain (loss)	investment	investment	on investment	Total
December 31,	of period	loss)	investments	operations	income	transactions	distributions

TRUST SHARES
Huntington Fixed Income Securities Fund
1999	$21.78	1.23	(2.05)	(0.82)	(1.22)	—	(1.22)
2000	$19.74	1.29	0.53	1.82	(1.31)	—	(1.31)
2001	$20.25	1.12	0.12	1.24	(1.11)	—	(1.11)
2002	$20.77	0.98	(0.52)	1.50	(1.00)	—	(1.00)
2003	$21.27	0.82	0.16	0.98	(0.83)	—	(0.83)
Huntington Intermediate Government Income Fund
1999	$10.42	0.55	(0.66)	(0.11)	(0.55)	—	(0.55)
2000	$9.76	0.57	0.47	1.04	(0.58)	—	(0.58)
2001	$10.22	0.54(3)	0.01	0.55	(0.52)	—	(0.52)
2002	$10.43	0.46	0.50	0.96	(0.47)	—	(0.47)
2003	$10.92	0.37	(0.23)	0.14	(0.39)	(0.02)	(0.41)
Huntington Michigan Tax-Free Fund
1999	$10.99	0.49	(0.55)	(0.06)	(0.49)	—	(0.49)
2000	$10.44	0.48	0.29	0.77	(0.49)	(0.01)	(0.50)
2001	$10.71	0.43	(0.02)	0.41	(0.42)	(0.24)	(0.66)
2002	$10.46	0.34	0.50	0.84	(0.35)	(0.03)	(0.38)
2003	$10.92	0.28	0.10	0.38	(0.29)	(0.05)	(0.34)
Huntington Mortgage Securities Fund
1999	$8.25	0.47	(0.39)	0.08	(0.47)	—	(0.47)
2000	$7.86	0.49	0.25	0.74	(0.49)	—	(0.49)
2001	$8.11	0.44	0.20	0.64	(0.43)	—	(0.43)
2002	$8.32	0.38	0.24	0.62	(0.39)	—	(0.39)
2003	$8.55	0.24	0.35	0.59	(0.32)	—	(0.32)
Huntington Ohio Tax-Free Fund
1999	$21.83	0.95	(1.15)	(0.20)	(0.94)	(0.01)	(0.95)
2000	$20.68	0.97	0.64	1.61	(0.97)	—	(0.97)
2001	$21.32	0.84	(0.08)	0.76	(0.84)	(0.29)	(1.13)
2002	$20.95	0.73	0.96	1.69	(0.73)	(0.04)	(0.77)
2003	$21.87	0.60	0.14	0.74	(0.60)	(0.11)	(0.71)
Huntington Short/Intermediate Fixed Income Securities Fund
1999	$20.13	1.10	(0.90)	0.20	(1.09)	—	(1.09)
2000	$19.24	1.16	0.29	1.45	(1.17)	—	(1.17)
2001	$19.52	1.07	(0.13)	0.94	(1.06)	—	(1.06)
2002	$19.77	0.87	0.11	0.98	(0.88)	—	(0.88)
2003	$19.87	0.62	0.01	0.63	(0.62)	—	(0.62)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	This expense decrease is reflected in both the expense and net investment income ratios.
(3)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(4)	Total return would have been 6.37% without the payments by affiliates.
(5)	Total return would have been 5.52% without the payments by affiliates.
(6)	Total return would have been 4.95% without the payments by affiliates.

			Ratios to average net assets

					Expense	Net Assets,
	Net Asset			Net	waiver	end of	Portfolio
Payments	Value, end	Total	Net	investment	reduction/	period	turnover
by affiliates	of period	return(1)	Expenses	income	reimbursement(2)	(000 omitted)	rate

—	$19.74	(3.84)%	0.74%	5.99%	—	$150,787	44%
—	$20.25	9.56%	0.76%	6.53%	0.03%	$157,978	28%
0.39	$20.77	8.30%(4)	0.97%	5.44%	0.04%	$149,588	149%
—	$21.27	7.45%	1.08%	4.74%	—	$146,976	54%
—	$21.42	4.65%	1.08%	3.78%	—	$166,215	73%

—	$9.76	(1.09)%	0.73%	5.45%	0.05%	$99,566	14%
—	$10.22	11.03%	0.77%	5.77%	0.04%	$75,342	24%
0.18	$10.43	7.28%(5)	0.99%	5.05%	0.05%	$69,700	64%
—	$10.92	9.46%	1.10%	4.38%	—	$81,232	60%
—	$10.65	1.34%	1.10%	3.45%	—	$81,671	78%

—	$10.44	(0.54)%	0.74%	4.57%	0.07%	$20,809	6%
—	$10.71	7.53%	0.83%	4.60%	0.05%	$16,392	—
—	$10.46	3.89%	1.08%	3.93%	0.05%	$16,374	100%
—	$10.92	8.15%	1.33%	3.24%	—	$18,268	27%
—	$10.96	3.57%	1.27%	2.66%	—	$23,854	17%

—	$7.86	1.01%	0.95%	5.81%	0.20%	$32,193	20%
—	$8.11	9.87%	0.76%	6.24%	0.09%	$31,849	9%
—	$8.32	8.14%	1.03%	5.37%	0.05%	$35,938	25%
—	$8.55	7.61%	1.19%	4.46%	—	$46,313	63%
—	$8.82	7.02%	1.14%	2.82%	—	$43,928	71%

—	$20.68	(0.92)%	0.82%	4.44%	—	$52,723	11%
—	$21.32	8.01%	0.85%	4.62%	0.03%	$48,408	1%
—	$20.95	3.60%	1.00%	3.95%	0.05%	$42,276	39%
—	$21.87	8.20%	1.17%	3.39%	—	$52,160	28%
—	$21.90	3.42%	1.16%	2.72%	—	$55,450	20%

—	$19.24	1.05%	0.73%	5.60%	—	$113,341	92%
—	$19.52	7.83%	0.73%	6.01%	0.03%	$115,511	29%
0.37	$19.77	6.84%(6)	0.93%	5.39%	0.05%	$113,552	65%
—	$19.87	5.08%	1.07%	4.41%	—	$121,093	58%
—	$19.88	3.18%	1.07%	3.05%	—	$155,883	51%


Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Funds:

Florida Tax-Free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Growth Fund

  at least 65% of total assets will be invested in equity securities.

Michigan Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Ohio Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Short/Intermediate Fixed Income Securities Fund

  at least 65% of total assets in fixed income securities.

Additional Investment Information


Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.


Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

Fund Name	Fund Code

Florida Tax-Free Money Fund	1
Money Market Fund	2
Ohio Municipal Money Market Fund	3
U.S.Treasury Money Market Fund	4
Dividend Capture Fund	5
Growth Fund	6
Income Equity Fund	7
International Equity Fund	8
Marco 100 Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Rotating Markets Fund	12
Situs Small Cap Fund	13
Fixed Income Securities Fund	14
Intermediate Government Income Fund	15
Michigan Tax-Free Fund	16
Mortgage Securities Fund	17
Ohio Tax-Free Fund	18
Short/Intermediate Fixed Income Securities Fund	19


Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares	5-13	Market
of a company held by a U.S. bank that issues a receipt evidencing		Political
ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs		Foreign Investment
designed for trading in the U.S. securities markets.		Currency
Custodial and
Related Investment
Costs

Asset-Backed Securities: Securities backed by company	1-4,11,13,17	Pre-payment
receivables, home equity loans, truck and auto loans, leases,	19	Extension
credit card receivables and other securities backed by other		Market
types of receivables or assets.		Credit
Regulator

Bankers’ Acceptances: Bills of exchange or time drafts drawn on	1-3,5-19	Credit
and accepted by a commercial bank. They generally have maturities		Liquidity
of six months or less.		Market

Bonds: Bonds or fixed income securities pay interest, dividends or	1-15,17,19	Market
distributions at a specified rate. The rate may be a fixed percentage		Credit
of the principal or adjusted periodically. In addition, the issuer of a		Liquidity
bond or a fixed income security must repay the principal amount of		Pre-payment
the security, normally within a specified time. Bonds or fixed income		Extension
securities provide more regular income than equity securities.
However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings.
This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

Call and Put Options: A call option gives the buyer the right to buy, and	5-13	Management
obligates the seller of the option to sell, a security at a specified price. A		Liquidity
put option gives the buyer the right to sell, and obligates the seller of the		Credit
option to buy, a security at a specified price. The Funds will sell only covered		Market
call and secured put options, and may buy bonds’ existing option contracts		Leverage
known as “closing transactions.”

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3,5-19	Market
Credit
Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes	1-3,5-19	Credit
issued by corporations and other entities. Their maturities generally vary		Liquidity
from a few days to nine months.		Market

Common Stock: Shares of ownership of a company.	5-13,17	Market

Convertible Securities: Bonds or preferred stock that convert to	5-14,17,19	Market
common stock.		Credit

Instrument	Fund Code	Risk Type

Demand Notes: Securities that are subject to puts and	1-3,5-19	Credit
standby commitments to purchase the securities at a fixed		Market
price (usually with accrued interest) within a fixed		Liquidity
period of time following demand by a Fund.		Management

Derivatives: Instruments whose value is derived from an	5-19	Management
underlying contract, index or security, or any combination		Market
thereof, including futures, options (e.g., put and calls),		Credit
options on futures, swap agreements, and some		Liquidity
mortgage-backed securities.		Leverage

European Depositary Receipts (EDRs): EDRs, which are	8,9,11-13	Market
sometimes referred to as Continental Depositary Receipts, are		Political
securities, typically issued by a non-U.S. financial institution,		Foreign Investment
that evidence ownership interests in a security or a pool of		Currency
securities issued by either a U.S. or foreign issuer. Generally,		Custodial and Related
EDRs are designed for trading in European securities markets.		Investment Costs

Foreign Securities: Stocks issued by foreign companies	5-13,14,19	Market
including ADRs, EDRs and Global Depository Receipts (GDRs),		Political
as well as commercial paper of foreign issuers and		Foreign Investment
obligations of foreign governments, companies, banks,		Liquidity
overseas branches of U.S. banks or supranational entities.		Currency
Custodial and Related
Investment Costs

Forward Foreign Currency Contracts: An obligation to	5-13,14,19	Management
purchase or sell a specific amount of a currency at a		Liquidity
fixed future date and price set by the parties involved		Credit
at the time the contract is negotiated.		Market
Political
Leverage
Foreign Investment
Currency
Custodial and Related
Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby	8,12,13	Management
one currency is exchanged for another. The Fund may also		Liquidity
enter into derivative contracts in which a foreign currency		Credit
is an underlying contract.		Market
Political
Leverage
Foreign Investment
Currency
Custodial and Related
Investment Costs

Instrument	Fund Code	Risk Type

Futures and Related Options: A contract providing for the	5-19	Management
future sale and purchase of a specific amount of a specific		Market
security, class of securities, or index at a specified time		Credit
in the future and at a specified price. The aggregate value		Liquidity
of options on securities (long puts and calls) will not		Leverage
exceed 10% of a Fund’s net assets at the time it purchases
the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more
than 25% of the Fund’s assets.

Global Depositary Receipts (GDRs): GDRs are securities,	8-9,11-13	Market
typically issued globally by a non-U.S. financial institution,		Political
that evidence ownership interests in a security or a pool		Foreign Investment
of securities issued by either a U.S.or foreign issuer.		Currency
Generally, GDRs are designed for trading in non-U.S.		Custodial and Related
securities markets.		Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold	1-19	Liquidity
within seven business days at the value the Fund has estimated		Market
for them. Each of the Money Market Fund, Ohio Municipal
Money Market Fund, U.S. Treasury Money Market Fund,
Growth Fund, Income Equity Fund, Fixed income Securities
Fund, Michigan Tax-Free Fund, Mortgage Securities Fund,
Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities
Fund may invest up to 10% of its total assets in illiquid securities.
Each of the Dividend Capture Fund, International Equity Fund,
Macro 100 Fund, Mid Corp America Fund, New Economy Fund,
Rotating Markets Fund, Situs Small Cap Fund and Intermediate
Government Income Fund may invest up to 15% of its assets in illiquid securities. The Florida Tax-Free Money Fund may invest up to
10% of its net assets in illiquid securities.

Index-Based Securities: Index-based securities such as	5-13	Market
iShares Russell 2000 Index Fund, Standard & Poor’s Depository
Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock
(“NASDAQ 100s”), represent ownership in an investment
portfolio of common stocks designed to track the price,
performance and dividend yield of an index, such as the
Russell 2000 Index or the NASDAQ-100 Index. Index-based
securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Instrument	Fund Code	Risk Type

Investment Company Securities: Shares of registered investment	1-19	Market
companies. These may include Huntington Money Market Funds
and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Except for the Rotating Markets Fund, each of the
Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however,
own more than 3% of the securities of any one registered
investment company or invest more than 10% of its assets in
the Shares of other registered investment companies. However, each of the Funds may invest up to 25% of its assets in the
Interfund Shares of the Huntington Money Market Fund,
pursuant to an SEC exemptive order. The Rotating Markets
Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Markets Fund,
however, may not own more than 3% of the securities of any
one investment company. If the Rotating Markets Fund owns
more than 1% of the shares of an investment company, that
portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities.
As a shareholder of an investment company, a Fund will
indirectly bear investment management fees of that investment company, which are in addition to the management fees the
fund pays its own advisor.

Investment Grade Securities: Securities rated BBB or higher	5-19	Market
by Standard & Poor’s; Baa or better by Moody’s; similarly		Credit
rated by other; NRSROs; or, if not rated, determined to be of comparably high quality by the Advisor.

Interests in Other Business Organizations: Entities such as	5-6,8-11,13	Market
limited partnerships, limited liability companies, business		Foreign Investment
trusts and companies organized outside the United States		Currency
may issue securities comparable to common or preferred stock.		Custodial and
Related Investment
Costs

Money Market Instruments: Investment-grade, U.S.	1-19	Market
dollar-denominated debt securities with remaining maturities		Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial
institution obligations. These securities may carry fixed
or variable interest rates.

Instrument	Fund Code	Risk Type

Mortgage-Backed Securities: Bonds backed by real estate	4-19	Pre-payment
loans and pools of loans. These include collateralized mortgage		Market
obligations (CMOs) and real estate mortgage investment		Credit
conduits (REMICs).		Regulatory
Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells	17	Pre-payment
securities for delivery in a current month and simultaneously		Market
contracts with the same party to repurchase similar but not		Regulatory
identical securities on a specified future date.		Extension

Municipal Securities: Securities issued by a state or	1-3,7,14-19	Market
political subdivision to obtain funds for various public		Credit
purposes. Municipal securities include private activity bonds		Political
and industrial development bonds, as well as general obligation		Tax
bonds, tax anticipation notes, bond anticipation notes,		Regulatory
revenue anticipation notes, project notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities (single family
revenue bonds).

There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing
power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to,
certificates of participation (COPs); utility and sales tax
revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities
district (Mello-Roos) issues which are secured by taxes on
specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by	8,12,13	Credit
supranational agencies that are chartered to promote economic		Foreign Investment
development and are supported by various governments and		Currency
government agencies.		Custodial and Related
Investment Costs

Instrument	Fund Code	Risk Type

Options on Currencies: A Fund may buy put options and sell	5-15	Management
covered call options on foreign currencies (traded on U.S. and		Liquidity
foreign exchanges or over-the-counter markets). A covered call		Credit
option means the Fund will own an equal amount of the underlying		Market
foreign currency. Currency options help a Fund manage its		Political
exposure to changes in the value of the U.S. dollar relative		Leverage
to other currencies. If a Fund sells a put option on a foreign		Foreign Investment
currency, it will establish a segregated account with its		Currency
Custodian consisting of cash, U.S. government securities		Custodial and Related
or other liquid high-grade bonds in an amount equal to the		Investment Costs
amount the Fund would be required to pay if the put is exercised.

Preferred Stocks: Equity securities that generally pay	5-14	Market
dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of
liquidation. Preferred stock generally does not carry
voting rights.

Real Estate Investment (REITs): Pooled investment vehicles	5-14,16-18	Liquidity
which invest primarily in income producing real estate or		Management
real estate loans or interest.		Market
Regulatory
Tax
Pre-payment
Extension

Repurchase Agreements: The purchase of a security and the	1-19	Market
simultaneous commitment to return the security to the seller		Leverage
at an agreed upon price on an agreed upon date. This is
treated as a loan by a Fund.

Reverse Repurchase Agreements: The sale of a security and	1-19	Market
the simultaneous commitment to buy the security back at an		Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.

Restricted Securities: Securities not registered under the	1-19	Liquidity
Securities Act of 1933, such as privately placed commercial		Market
paper and Rule 144A securities.

Instrument	Fund Code	Risk Type

Securities Lending: Each Fund, except the Rotating	1-19	Market
Markets Fund, Dividend Capture Fund, International Equity		Liquidity
Fund, Mid Corp America Fund, New Economy Fund,		Leverage
Situs Small Cap Fund and Macro 100 Fund may lend up to 20%
(5% in the case of Michigan Tax-Free Fund) of its total assets.
The Rotating Markets Fund, Dividend Capture Fund, International
Equity Fund, Mid Corp America Fund, New Economy Fund,
Situs Small Cap Fund and Macro 100 Fund may each lend up
to 33 1 / 3 % of their total assets. Such loans must be collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

Tax-Exempt Commercial Paper: Commercial paper issued by	1-3,7,14-19	Credit
governments and political sub-divisions.		Liquidity
Market
Tax
Time Deposits: Non-negotiable receipts issued by a bank	1-3,5-19	Liquidity
in exchange for a deposit of money.		Credit
Market
Treasury Receipts: Treasury receipts, Treasury investment	5-13,14	Market
growth receipts, and certificates of accrual of
Treasury securities.

Unit Investment Trusts: A type of investment vehicle,	5-13	Market
registered with the SEC under the Investment Company Act
of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the
income portion of the portfolio in proportion to the amount
of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. Government Agency Securities: Securities issued by	1-19	Market
agencies and instrumentalities of the U.S. government.		Credit
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under
federal authority. Some GSE securities are supported by the
full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the
U.S. government include the Government National Mortgage
Association, Small Business Administration, Farm Credit System
Financial Assistance Corporation, Farmer’s Home Administration,
Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import
Bank, Overseas Private Investment Corporation, and Washington
Metropolitan Area Transit Authority Bonds.

Instrument	Fund Code	Risk Type

GSE securities not backed by the full faith and credit of the U.S.
government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System,
Federal Home Loan Mortgage Corporation, Federal National
Mortgage Association, Student Loan Marketing Association, and
Tennessee Valley Authority in support of such obligations.
Other GSE securities are not backed by the full faith and credit of the
U.S. government and have no explicit financial support, including the
Farm Credit System,Financing Corporation, and Resolution
Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately	1-19	Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with	1-19	Credit
interest rates that are reset daily, weekly, quarterly or on		Liquidity
some other schedule. Such instruments may be payable to a		Market
Fund on demand.

Warrants: Securities that give the holder the right to buy	5-14,17	Market
a proportionate amount of common stock at a specified price.		Credit
Warrants are typically issued with preferred stock and bonds.

When-Issued Securities and Forward Commitments: A purchase of,	1-19	Market
or contract to purchase, securities at a fixed price for delivery		Leverage
at a future date.		Liquidity
Credit
Yankee Bonds and Similar Debt Obligations: U.S. dollar	5-15,19	Market
denominated bonds issued by foreign corporations or governments.		Credit
Sovereign bonds are those issued by the government of a		Foreign Investment
foreign country. Supranational bonds are those issued by		Currency
supranational entities, such as the World Bank and European		Custodial and Related
Investment Bank. Canadian bonds are those issued by		Investment Costs
Canadian provinces.

Zero-coupon Securities: Zero-coupon securities are debt obligations	1-19	Credit
which are generally issued at a discount and payable in full at		Market
maturity, and which do not provide for current payments of interest		Zero Coupon
prior to maturity.		Liquidity
Pre-payment
Extension

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

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Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholder, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

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Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Mid Cap Stock Risk. To the extent that a Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

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Prepayment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a Fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

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Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

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Provides more detailed information about the Funds and their policies. A current Statement of Additional Information is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.


Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds.


Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

Laffer Investments, Inc. is the Sub-Advisor to the Huntington Macro 100 Fund.


For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or any other inquiries:

Call

(800) 253-0412

Write

Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet

The Huntington Funds’ website is at http://www.huntingtonfunds.com. The SEC’s web-site, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC

Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102

The Huntington Funds’ Investment Company Act registration number is 811-5010.

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Cusip 446327207	Cusip 446327405	Cusip 446327603
Cusip 446327801	Cusip 446327876	Cusip 446327850
Cusip 446327538	Cusip 446327645	Cusip 446327611
Cusip 446327546	Cusip 446327579	Cusip 446327462
Cusip 446327314	Cusip 446327819	Cusip 446327785
Cusip 446327835	Cusip 446327728	Cusip 446327744
Cusip 446327769


[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412,

The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

[Logo of Huntington Funds]

Huntington Funds Shareholder Services:

1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:

1-800-322-4600

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27219 (4/04)


                         INTERFUND SHARES PROSPECTUS
                         HUNTINGTON MONEY MARKET FUND

                                 MAY 1, 2004

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

 The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds").  The Funds have various investment goals and strategies.  This Prospectus gives you important information about the Interfund Shares ("Shares") of the
 Huntington Money Market Fund ("Fund") that you should know before investing.  The Fund also offers Trust, Investment A Shares, and Investment
 B Shares, which are offered in separate Prospectuses.  The Interfund Shares are only sold to the other Funds in the Trust and are not made available to the general public for investment.
 Please read this Prospectus and keep it for future reference.  The
 Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Fund.

                              Introduction
------------------------------------------------------------------------------
                                  2
                              Fund Summary, Investment Strategy and Risks
------------------------------------------------------------------------------
2     Money Market Fund
                              Shareholder Information
------------------------------------------------------------------------------
5     Distribution of the Funds
5     Pricing Shares
5     Purchasing Shares
6     Exchanging Shares
6     Redeeming Shares
      More About The Huntington Funds
7     Management of the Trust
7     Dividends and Distributions
7     Tax Consequences
9     Investment Practices
13    Glossary of Investment Risks

          For more information about The Huntington Funds, please see the last page of this Prospectus

This Prospectus does not constitute an offering by the Fund or by the
Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Fund is not a deposit or an obligation of
The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the Fund.

The Fund has its own investment goal and strategies for reaching that goal.
There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, the Fund's investment strategies are not fundamental and may be changed by the Trust's Board of
Trustees ("Trustees").

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

                                                Money Market Fund
Fund Summary
Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus
High-quality, short-term debt securities

Principal Investment Strategy
Maximize current income while preserving capital

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

Huntington Investment Advisors, Inc. ("Advisor") strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a
Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the
Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. Government-sponsored entities ("GSEs").  Some GSE securities are backed by the full faith and
credit of the United States government and some GSE securities are not.   GSE
securities not backed by the full faith and credit of the U.S. Government include those issued by the Federal Home Loan Mortgage Corporation, the
Federal National Mortgage Association, and the Federal Home Loan Bank System.
These entities are, however, supported through federal subsidies, loans or other benefits.  GSE securities that are supported by the full faith and credit of the U.S. Government, include those issued by the Government
National Mortgage Association. Finally, the Fund may invest in  GSE securities that are not backed by the full faith and credit of the United
States government and have no explicit financial support.  Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
For more information about risks, please see the "Glossary of Investment
Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington
National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


Performance Bar Chart and Table

      This bar chart shows changes in the performance of the Fund's Interfund
Shares for each full calendar year that the Shares were in existence.

      The graphic presentation displayed here consists of a bar chart representing the annual total returns of Interfund Shares as of the calendar year-end for each of two years. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the
Interfund Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 2002 through 2003.  The percentages noted are: 1.21%, and 0.57%, respectively.

Best Quarter Q2 2002 0.33%
Worst Quarter Q4 20030.10%
This table shows the Fund's average annual total returns for Interfund
Shares, periods ended December 31, 2003.

Average Annual Total Returns
(for the periods ended December 31, 2003)

                                    1 Year     Since Class
                                               Inception*
----------------------------------------------------------------
----------------------------------------------------------------
Money Market Fund -- Interfund Shares
----------------------------------------------------------------
----------------------------------------------------------------
Returns before taxes                0.57%         1.10%
 *Since September 4, 2001.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield.
All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Shares. The second table describes the expenses you would pay indirectly if you held Shares.


Shareholder Fees for Interfund Shares*         None
(fees paid directly from your investment)
----------------------------------------------------------

Annual Fund Operating Expenses               Interfund
(expenses deducted from the Fund's assets)    Shares

Investment Advisory Fee                        0.28%
----------------------------------------------------------
----------------------------------------------------------
Other Expenses                                 0.30%
----------------------------------------------------------
----------------------------------------------------------
Total Annual Fund Operating Expenses           0.58%
----------------------------------------------------------

 *Does not include any wire transfer fees, if applicable.

Example
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                1 Year3 Years5 Years10 Years
Interfund Shares$ 59  $ 186  $ 324  $ 726


Shareholder Information

Before you invest, we encourage you to carefully read the Fund profile included in this Prospectus and consider whether the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision.

Choosing a Share Class
The Fund offers different classes of shares, each of which has different expenses and other characteristics. One class of Fund shares--Interfund
Shares--is offered in this prospectus. Three other classes of Fund shares--Trust, Investment A, and Investment B Shares--are offered in separate prospectuses and each has its own expense structure. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of
Interfund Shares:

Interfund Shares
   o  No sales charges.
   o  No Distribution (Rule 12b-1) fees
   o  Available only for purchase by the other Funds of the Trust.

                              Distribution of the Funds

Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh,
PA 15237, serves as the Distributor of the Fund offered by this Prospectus.
From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Fund.


                              Pricing Shares
The Trust calculates the net asset value ("NAV") per Interfund Share for the
Fund twice a day, as follows: at 1:00 p.m. Eastern Time and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time), on each day that the NYSE is open.

The Fund attempts to stabilize the NAV per Interfund Share at $1.00 by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the SAI.


The Funds are open for business on any day the NYSE is open, except for
Columbus Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good
Friday, Memorial Day, Independence Day, Labor Day,  Thanksgiving Day and
Christmas Day.


In addition, the Fund reserves the right to open for business and allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

                              Purchasing Shares
You may purchase Interfund Shares on any business day when the Federal
Reserve Bank, the NYSE and the principal bond markets (as recommended by the
Bond Market Association) are open, and as discussed above.


Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. If your order is received by the Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the Fund made by check, Automated Clearing House or Systematic Investment Program are
considered received when the payment is converted to federal funds (normally the next business day).

Additional Information
The Fund reserves the right to suspend the sale of Interfund Shares temporarily and the right to refuse any order to purchase Interfund Shares.

If the Fund receives insufficient payment for a purchase, or the Fund does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the
Fund.


How to Buy Interfund Shares
1.  Call

    oYour Huntington Account Administrator
    oThe Huntington Investment Company
2.  Make Payment

|X|   By Federal funds wire to:

   Huntington National Bank NA
   ABA #044000024
   Huntington Fund
   Account #01892228947
   Shareholder Name
   Shareholder Account Number

   (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

                              Exchanging Shares
Interfund Shares may not be exchanged for other shares of the Fund or any other funds.

                              Redeeming Shares
You may redeem Interfund Shares on any business day when the Federal Reserve
Bank, the NYSE and the principal bond markets are open and on certain other trading days described above.

The price at which the Fund will redeem an Interfund Share will be its NAV next determined after the order is considered received.

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined.
Redemption requests made through The Huntington Investment Company or a
Huntington Account Administrator will be promptly submitted to the Fund.
Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System.
Proceeds to be paid by check are sent to the shareholder's address of record.

To the extent permitted by federal securities laws, the Fund reserves the right to suspend the redemption of Interfund Shares temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Fund also reserves the right to postpone payment for more than seven days where payment for Interfund Shares to be redeemed has not yet cleared.

The Fund may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

How to Redeem Interfund Shares
1.Call (You must have completed the appropriate section on your account application)

    oThe Huntington Investment Company at (800) 322-4600; or
    oYour Huntington Account Administrator.

More About the Huntington Funds

                              Management of the Trust
The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund's business. The Advisor, whose address is Huntington
Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Fund pursuant to an investment advisory agreement.

Investment Advisor
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the
Fund.


The Advisor, a separate, wholly owned subsidiary of The Huntington National
Bank, is the investment advisor to The Huntington Funds. As of December 31,
2003, the Advisor had assets under management of $8.4 billion. The Advisor
(and its predecessor) has served as investment advisor to the Trust since
1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of
Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street,
Columbus, Ohio 43287. As of December 31, 2003, The Huntington National Bank
had assets of $30 billion.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. The
Huntington National Bank is entitled to receive a maximum fee of .06% of the
Trust's average daily net assets for sub-administrative services, a maximum fee of .0425% of the Trust's average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of the Fund's average daily assets for custody services.  The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.


The Fund pays the Advisor management fees as a percentage of average daily net assets as follows:

Tiered                  Annual Rate
Up to $500 million         0.30%
On the next $500 million   0.25%
On $1 billion and more     0.20%

                              Dividends and Distributions
The Fund declares dividends on investment income daily and pays them monthly.
The Fund also makes distributions of net capital gains, if any, at least annually.

Distribution Options
All dividends and distributions payable to a holder of Interfund Shares will be automatically reinvested in additional Interfund Shares, unless the shareholder makes an alternative election to receive some or all distributions in cash. Shareholders may choose to reinvest any capital gains distributions, but receive all other distributions in cash.

                              Tax Consequences
There are many important tax consequences associated with investment in the
Fund. The following is a brief summary of some of them. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes
  Taxation of Distributions
The Fund offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares.
Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares.  Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid).

  Avoid Withholding Tax
The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified
Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Financial Highlights
The financial highlights table that follows is intended to help you understand the Fund's financial performance for the period ended December 31.
Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the
Fund's financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.


                              Financial Highlights
Money Market Fund

                                                               Money Market Fund
                                                       ----------------------------------
                                                       ----------------------------------
                                                               Interfund Shares
                                                       ----------------------------------
                                                       ----------------------------------
                                                                  Year Ended
                                                                 December 31,
                                                       ----------------------------------
                                                       ----------------------------------

(For a share outstanding throughout the period)           2003       2002      2001(1)
Net Asset Value, Beginning of Period.....................$ 1.00      $1.00     $ 1.00
Net investment income/(operating                          0.01       0.01       0.01
loss)..................................................
Distributions to shareholders from net investment        (0.01)     (0.01)     (0.01)
income............................
Net Asset Value, End of Period...........................$1.00     $ 1.00     $ 1.00
Total Return(2)..........................................0.57%      1.21%    0.77%(3)
Expenses.................................................0.58%      0.56%    0.51%(4)
Net investment income                                     0.56%      1.18%    1.88%(4)
Net assets, end of period (000 omitted)                  $26,196   $ 26,711   $ 20,591
--------------------------------------------------------
(1) Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001.
(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3) Not annualized.
 (4) Computed on an annualized basis.
                              Investment Practices
The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks.
The following table describes the principal securities and techniques the
Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of each risk. You may also consult the SAI for more details about these and other securities in which the Fund may invest.

Instrument                                                     Risk Type
Asset-Backed Securities: Securities backed by company          Pre-payment
receivables, home equity loans, truck and auto loans,          Market
leases,  credit card receivables and other securities          Credit
backed by other                                                Regulatory
types of receivables or assets.
Bankers' Acceptances: Bills of exchange or time drafts drawn   Credit
on and accepted by a commercial bank. They generally have      Liquidity
maturities of six months or less.                              Market

Bonds: Bonds or fixed income securities pay interest,          Market
dividends or  distributions at a specified rate. The rate      Credit
may be a fixed percentage of the principal or adjusted         Liquidity
periodically. In addition, the issuer of a bond or a fixed     Pre-payment
income security must repay the principal amount of the
security, normally within a specified time. Bonds or fixed
income securities provide more regular income than equity
securities. However, the returns on bonds or fixed income
securities are limited and normally do not increase with
the issuer's earnings. This limits the potential
appreciation of bonds or fixed income securities as a
compared to equity securities.
Certificates of Deposit: Negotiable instruments with a stated  Market
maturity.                                                      Credit
                                                               Liquidity

Commercial Paper: Secured and unsecured short-term promissory  Credit
notes issued by corporations and other entities. Their         Liquidity
maturities generally vary from a few days to nine months.      Market
Demand Notes: Securities that are subject to puts and          Market
standby commitments to purchase the securities at a fixed      Liquidity
price (usually with accrued interest) within a fixed period    Management
of time following demand by the Fund.
Illiquid Securities: Securities that ordinarily cannot be      Liquidity
sold within seven business days at the value the Fund has      Market
estimated for them. The Fund may invest up to 10% of its
total assets in illiquid securities.
Investment Company Securities: Shares of registered            Market
investment companies. The Fund may invest up to 5% of its
assets in the shares of any one registered investment
company. The Fund may not, however, own more than 3% of the
securities of any one registered investment company or
invest more than 10% of its assets in the shares of other
registered investment companies. As a shareholder of an
investment company, the Fund will indirectly bear
investment management fees of that investment company,
which are in addition to the management fees the fund pays
its own advisor.

Money Market Instruments: Investment-grade, U.S.                Market
dollar-denominated debt securities with remaining               Credit
maturities of one year or less. These may include
short-term U.S. government obligations, commercial paper
and other short-term corporate obligations, repurchase
agreements collateralized with U.S. government securities,
certificates of deposit, bankers' acceptances, and other
financial institution obligations. These securities may
carry fixed or variable interest rates.
Municipal Securities: Securities issued by a state or           Market
political subdivision to obtain funds for various public        Credit
purposes. Municipal securities include private activity         Political
bonds and industrial development bonds, as well as general      Tax
obligation bonds, tax anticipation notes, bond anticipation     Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single family
revenue bonds). There are two general types of municipal
bonds: General-Obligation Bonds, which are secured by the
taxing power of the issuer and Revenue Bonds, which take
many shapes and forms but are generally backed by revenue
from a specific project or tax. These include, but are not
limited to, certificates of participation ("COPs"); utility
and sales tax revenues; tax increment or tax allocations;
housing and special tax, including assessment district and
community facilities district ("Mello-Roos") issues which
are secured by taxes on specific real estate parcels;
hospital revenue; and industrial development bonds that are
secured by the financial resources of a private company.
Repurchase Agreements: The purchase of a security and the       Market
simultaneous commitment to return the security to the           Leverage
seller at an agreed upon price on an agreed upon date. This
is treated as a loan.
Reverse Repurchase Agreements: The sale of a security and       Market
the simultaneous commitment to buy the security back at an      Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by the Fund.
Instrument                                                      Risk Type
Restricted Securities: Securities not registered under the      Liquidity
Securities Act of 1933, such as privately placed commercial     Market
paper and Rule 144A securities.

Tax-Exempt Commercial Paper: Commercial paper issued by         Credit
governments and political sub-divisions.                        Liquidity
                                                                Market
                                                                Tax
Time Deposits: Non-negotiable receipts issued by a bank in      Liquidity
exchange for a deposit of money.                                Credit
                                                                Market
                                                       Market
U.S. Government Agency Securities: Securities issued by         Credit
agencies and instrumentalities of the U.S. government.
Agency securities are issued or guaranteed by a federal
agency or other government sponsored entity ("GSE") acting
under federal authority. Some GSE securities are supported
by the full faith and credit of the United States
government and some GSE securities are not.  GSE securities
backed by the full faith and credit of the United States
government include the Government National Mortgage
Association, Small Business Administration, Farm Credit
System Financial Assistance Corporation, Farmer's Home
Administration, Federal Financing Bank, General Services
Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private
Investment Corporation, and Washington Metropolitan Area
Transit Authority Bonds.

GSE securities not backed by the full faith and credit of
the United States government but that receive support
through federal subsidies, loans or other benefits include
the Federal Home Loan Bank System, Federal Home Loan
Mortgage Corporation, Federal National Mortgage
Association, Student Loan Marketing Association, and
Tennessee Valley Authority in support of such obligations.
Other GSE securities are not backed by the full faith and
credit of the United States government and have no explicit
financial support including the Farm Credit System,
Financing Corporation, and Resolution Funding Corporation.
Investors regard agency securities as having low credit
risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency.
Although such a guarantee protects against credit risks, it
does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately
traded registered interest and principal securities, and        Market
coupons under bank entry safekeeping.
Variable and Floating Rate Instruments: Obligations with        Credit
interest rates that are reset daily, weekly, quarterly or       Liquidity
on some other schedule. Such instruments may be payable to      Market
the Fund on demand.
Instrument                                                      Risk Type

When-Issued Securities and Forward Commitments: A purchase of,  Market
or contract to purchase, securities at a fixed price for        Leverage
delivery at a future date.                                      Liquidity
                                                                Credit

Zero-Coupon Securities: Zero-coupon securities are debt         Credit
obligations which are generally issued at a discount and        Market
payable in full at maturity, and which do not provide for       Zero Coupon
current payments of interest prior to maturity.                 Liquidity
                                                                Pre-payments

                              Glossary of Investment Risks
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults,a Fund will lose money.
Many fixed income securities receive credit ratings from services such as
S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
Generally, when interest rates rise, prices of fixed income securities fall.
However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants
to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Pre-payment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale"
clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Fund is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Fund, portfolio holdings and other financial information.  The Annual
Report includes similar audited information as well as discussion of the market conditions and investment strategies that significantly affected the
Fund's performance during the last fiscal year.
Statement of Additional Information
Provides more detailed information about the Fund and its policies. A current
Statement of Additional Information is on file with the Securities and
Exchange Commission ("SEC")and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington
National Bank, is the Advisor to the Fund.

EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The
Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional
Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington
Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in
Washington DC to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at
publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public
Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.

Cusip 446327496

            Huntington Funds Shareholder Services: 1-800-253-0412
       Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

           o Not FDIC Insured o No Bank Guarantee o May Lose Value

1400075

HUNTINGTON FUNDS

                    Notice of Privacy Policy and Practices

The Huntington Funds recognize and respect the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.
The Huntington Funds collect and use your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.
We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.
We collect nonpublic personal information about our customers from the following sources:
      o     Account applications and other forms -- which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
      o     Account history -- including information about the transactions and balances in a customer's account(s); and
      o     Correspondence -- written, telephonic or through the Huntington
Funds website -- between a customer and the Huntington Funds or service providers to the Huntington Funds.
We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Huntington Funds under one or more of these circumstances:
      o     As authorized -- if you request or authorize the disclosure of the information.
      o     As permitted by law -- for example, sharing information with companies who maintain or service customer accounts for the Huntington Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.
      o     Under joint agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.
We maintain, and require all the Huntington Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. When information about the Huntington
Funds' customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.
We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the
Huntington Funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.
_______________
1     For purposes of this notice, the terms "customer'' or "customers''
      includes individuals who provide nonpublic personal information to the
      Huntington Funds, but do not invest in the Huntington Funds' shares.

                      This is not part of the Prospectus

--------

LIQUID GREEN ACCOUNT
Offered through
Unified Fund Services Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204-1806
Prospectus

May 1, 2004

Liquid Green Account utilizes Investment A Shares ("Shares") of the
Huntington Money Market Fund ("Fund").

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

----------------------------------------------------------------------

RISK/RETURN SUMMARY                                   1
PERFORMANCE AND BAR CHART INFORMATION                 1
FEES AND EXPENSES OF THE FUND'S SHARES                2
OTHER INFORMATION ABOUT THE FUND'S GOAL, STRATEGIES   2
AND RISKS                                             3
THE ADVISOR                                           4
PURCHASES AND REDEMPTIONS                             6
DIVIDENDS, DISTRIBUTIONS AND TAXES                    6
DISTRIBUTION ARRANGEMENTS                             6
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

----------------------------------------------------------------------------------------
RISK/RETURN SUMMARY
----------------------------------------------------------------------------------------

The following is a summary of certain key information about the Fund.  You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary, as well as in the Fund's Statement of Additional Information ("SAI").
Investment Goal:  The Fund's investment goal is to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.
Principal Investment Strategies: Huntington Asset Advisors, Inc. ("Advisor")
strives to maintain a $1.00 net asset value per share by investing in high quality, short-term money market instruments.
Principal Risks.  The principal risks of investing in the Fund are:
Interest Rate Risk.   Prices of fixed income securities rise and fall in
response to changes in the interest rate paid by similar securities.
Generally, when interest rates rise, prices of fixed income securities fall.
Credit Risk.  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.  If an issuer defaults, a Fund will lose money.
Another important thing for you to note:
An investment in the Fund is not a deposit or an obligation of Huntington
National Bank ("Bank"), its affiliates or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE AND BAR CHART INFORMATION
The following performance table and bar chart illustrate the risks and volatility of an investment in the Fund's Shares.  Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.
PERFORMANCE TABLE
This table shows the average annual total returns of the Fund's Shares before taxes for periods ended 12/31/03.  These returns reflect applicable sales charges (none).
          1 Year          5 Years              10 Years
----------------------------------------------------------------------
           0.24%           2.90%                3.87%
----------------------------------------------------------------------
BAR CHART
This bar chart shows changes in the performance of the Fund's Shares on a calendar year basis.

Money Market Fund's Investment A Shares' Bar Chart to be inserted here.

Best Quarter      Q3 2000           1.49%
Worst Quarter     Q4 2003           0.05%
For current 7-day yield information, call 1-800-408-4682.
----------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND'S SHARES
----------------------------------------------------------------------------------------

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares.
Shareholder Fees (fees paid directly from your investment)
None (other than applicable wire transfer fees)

   ANNUAL FUND OPERATING EXPENSES*              EXAMPLE
   (Expenses that are deducted from Fund
   assets)
   ----------------------------------------     ----------------------------
   Investment Advisory Fees.....................0.28%        1 Year.............................. $110
   --------------------------------
   Distribution (12b-1) Fees....................0.25%        3 Years..............................  $343
   --------------------------------
   Shareholder Service Fees.....................0.25%        5 Years.............................   $595
   --------------------------------
   Other Expenses.............................. 0.30%       10 Years........................... $1,317
   --------------------------------
   Total Annual Fund Operating                  1.08%
   Expenses
   --------------------------------

*Restated to reflect current fees.

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest
$10,000 in the Fund Shares for the time periods indicated and then redeem your Shares at the end of those periods.  The Example also assumes that each year your investment has a 5% return and that the Fund's expenses remain the same.  Your actual costs and returns may be higher or lower.

----------------------------------------------------------------------------------------
OTHER INFORMATION ABOUT THE FUND'S GOAL, STRATEGIES AND RISKS
----------------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the investment goal, principal strategies and risks of the Fund.
Please note:
Additional descriptions of the Fund's strategies and investments, as well as other strategies and investments not described below, may be found in the
Fund's SAI.
o     The Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares.  There is no guarantee that the Fund will achieve its investment goal.
o     Except as noted, the Fund's investment strategies are not fundamental and thus can be changed without a shareholder vote.
Investment Strategies
The Fund's investment goal is to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.
The Advisor strives to maintain a $1.00 net asset value per share by investing in commercial paper and other short-term money market instruments which may include municipal securities that are either rated in the highest category by a nationally recognized statistical rating organization or unrated and deemed to be of comparable quality by the Advisor.  Such instruments include U.S. government, agency and corporate debt obligations, certificates of deposit, bankers' acceptances, and repurchase agreements.
They may have fixed or variable interest rates.  In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors.
The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the United States government and some GSE securities are not.  GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the
Federal National Mortgage Association, and the Federal Home Loan Bank System.
These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National
Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the United States government and have no explicit financial support.  Such securities include those issued by the Farm Credit System and the Financing Corporation.
As a general matter, the Fund complies with SEC money market rules that impose strict requirements on the investment quality, maturity and diversification of the Fund's holdings.
Risk Considerations
The specific risks of investing in the Fund are:
Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
Generally, when interest rates rise, prices of fixed income securities fall.
However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as
S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants
to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Pre-payment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

----------------------------------------------------------------------------------------
ADVISOR
----------------------------------------------------------------------------------------

The Board of Trustees ("Trustees") of The Huntington Funds ("Trust") are
responsible for generally overseeing the conduct of the Fund's business.  The
Advisor's address is Huntington Center, 41 South High Street, Columbus, Ohio
43287, and (together with its predecessor) has served as the Fund's investment advisor, since the Fund's inception.  As of December 31, 2003, the
Advisor had assets under management of $ 8.4 billion.
Subject to the supervision of the Trustees of the Trust, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.  Through its portfolio management team, the Advisor makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.
During the fiscal year ended December 31, 2003, the Trust paid the Advisor management fees in the amount of 0.30% up to $500 million; 0.25% on the next
$500 million; and 0.20% on $1 billion and more of average daily net assets of the Fund.  The Advisor and its affiliates provide sub-administration, accounting and custody services to the Fund, and may receive a portion of the distribution and shareholding servicing fees from the Fund.  The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.
----------------------------------------------------------------------------------------
PURCHASES AND REDEMPTIONS
----------------------------------------------------------------------------------------

Pricing of Shares
The price at which the Fund will offer or redeem its Shares is the net asset value ("NAV") determined after the order is considered received.  The Fund attempts to stabilize its NAV per Share at $1.00 by valuing its portfolio securities using the amortized cost method.  These valuation methods are more fully described in the Fund's SAI.
The Fund calculates its NAV per Share twice a day, at 1:00 p.m. Eastern Time and as of the close of regular trading on the New York Stock Exchange
("Exchange") (normally, 4:00 p.m. Eastern Time), on each day that the
Exchange is open.
In addition, the Fund reserves the right to allow the purchase and redemption of Shares on any other day on which regular trading in money market instruments is taking place.  On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the
Fund reserves the right to advance the time NAV is determined and by which purchase and redemption orders must be received on that day, to the time of such closing.
Purchasing Shares
You may purchase Shares of the Fund on any business day when the Federal
Reserve Bank, the Exchange and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under "Pricing of
Shares," above. In connection with the sale of the Fund's Shares, the Fund's
Distributor may from time to time offer certain items of nominal value to any shareholder.

How to Buy Shares
1.    Minimum investment requirements:
o     $1,000 for initial investments outside the Systematic Investment
   Program ("SIP")
o     $500 for initial investments through an IRA Account
o     $50 for initial investments through the SIP
o     $50 for subsequent investments (including IRA Accounts)
These minimum investment requirements may be waived under certain circumstances for certain investors, including, but not limited to, investments in connection with cash sweep arrangements and for IRA Accounts.
2.    Call
o     Unified Fund Services, Inc. ("Unified") at 800 408-4682
3.    Make Payment
o     By check payable to "Liquid Green Account" and send directly to:
      Liquid Green Account
      c/o Unified Fund Services
      P.O. Box 6110
      Indianapolis, IN  46206-6110

      Note:  Checks must be made payable to Liquid Green Account.  Third party checks will not be accepted.
      (The Fund will treat your order as having been received once the Fund receives your check).
             OR
o     By Federal funds wire to:
         Huntington National Bank, N.A.
         ABA #044000024
         Liquid Green Account
         Account #01892240239
         Further Credit:  Shareholder name and account number
         (The Fund will treat your order as having been received immediately upon receipt by its transfer agent).
         OR
o     By check or Federal funds wire, through Unified or your financial institution
o     Through the SIP
         (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals).
Other methods of acceptable payment are discussed in the SAI.
Call Unified at (800) 408-4682, if you have any questions about purchasing
Shares.
Systematic Investment Program ("SIP")
You may invest on a regular basis in Fund Shares through the SIP.  To participate, you must open an account with the Fund by calling Unified at
(800) 408-4682, request and complete an application, and invest at least $50 at periodic intervals.  This Program may not be available to accounts established through certain financial institutions, and minimum investment requirements may differ.  Please contact Unified for more details.
Once you have signed up for SIP, the Fund will automatically withdraw money from your bank account and invest it in Shares of the Fund.  Your participation in SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Other Information
With regard to investments in the Fund, you will begin earning dividends on the day your order is received if Unified receives payment in federal funds before 12:00 p.m. (Eastern Time).  Investments in the Fund made by check, automated clearing house ("ACH") or SIP are considered received when the payment is converted to federal funds (normally the next business day).
Orders placed through an intermediary must be received and transmitted to the
Fund before the applicable cut-off time in order for Shares to be purchased that day.  It is the intermediary's responsibility to transmit orders promptly; however, you should allow sufficient time for orderly processing and transmission.

The Fund reserves the right to suspend the sale of Fund Shares temporarily and the right to refuse any order to purchase Fund Shares.

If the Fund receives insufficient payment for a purchase, or the Fund does not receive payment within three (3) business days, or your check doesn't clear, the Fund will cancel the purchase and may charge you a fee.  In addition, you will be liable for any losses or fees incurred by the Fund or it transfer agent.

Redeeming Shares
You may redeem Fund Shares on any business day when the Federal Reserve Bank, the Exchange and the principal bond markets are open, and as discussed under
"Pricing of Shares," above.
How to Redeem Shares
1.    Call (To redeem Shares by phone, you must have completed the appropriate section on your account application).
o     Unified at (800) 408-4682
   OR
   Write
o     Liquid Green Account
o     c/o Unified Fund Services, Inc.
o     P.O. Box 6110
o     Indianapolis, IN  46206-6110
   OR
   Write a Check
o     In an amount of at least $250 from your Fund account (You may not use a check to close an account).

   You may write checks payable to any payee in any amount of $250 or more.
   You may present up to three checks per month for payment free of charge.
   Additional checks will result in a charge of $0.30 per check.  Daily dividends will continue to accrue on the Shares redeemed by check until the day the check is presented for payment.
2.    Provide the required information
o     The name of the Fund (Liquid Green Account)
o     Specify the Share class (Investment A)
o     Your account number
o     The name and address on your account
o     Your bank's wire transfer information (for wire transfers)
o     The dollar amount or number of Shares you wish to redeem
o     Your signature (for written requests)
(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Fund or Transfer
Agent or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion
Signature Guarantee in order to redeem.)
In order to redeem Shares on a particular day, the Fund must receive your request before 1:00 p.m. (Eastern Time).  Proceeds from the redemption of
Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.
For Fund shareholders who request redemptions prior to 1:00 p.m. (Eastern
Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day if the request is received by Unified by
1:00 p.m. (Eastern Time).  Shareholders will not receive that day's dividend.  For Fund shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined.  However, shareholders will receive the previous day's dividend.  Redemption requests made through financial institutions must be promptly submitted to the Fund in order to be processed by the Fund's deadlines. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System.  Proceeds to be paid by check are sent to the shareholder's address of record.  Your financial institution may offer additional arrangements for payments.  Please contact it for more details.
Systematic Withdrawal Program
You may choose to receive periodic payments from redemptions of Fund Shares through the Systematic Withdrawal Program.  To participate, you must have an account balance with the Fund of at least $10,000.  Once you have signed up for the Program by calling Unified or the Fund, the Fund will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.  This Program may not be available to accounts established through certain financial institutions, and minimum requirements may differ.  Please contact Unified for more details.
Redeeming Accounts with Balances Under $1,000
Due to the high cost of maintaining accounts with low balances, if your account balance falls below $1,000 ($500 in the case of IRA Accounts),
Unified or the Fund may choose to redeem those Shares and close that account without your consent.  The Fund will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in the Fund's NAV.  If Unified or the Fund plans to close your account, it will notify you and provide you with 30 days to add to your account balance.  Unified may establish different requirements, such as for cash sweep arrangements.  Please contact Unified for more details.
Other Information
To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Fund Shares temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.  The Fund also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.
The Fund may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.
Telephone Transactions
You may redeem Shares by simply calling Unified at (800) 408-4682.

If you call before  1:00 p.m. (Eastern Time) your redemption will be wired to you the same day.  You will not receive that day's dividend.

If you call after  1:00 p.m. (Eastern Time), your redemption will be wired to you the following business day.  You will receive that day's dividend.

Unified may record your telephone instructions.  If it does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Checkwriting
You may request checks from Unified to redeem your Fund Shares.  Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

----------------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------------------------------------------------------------

Dividends and Distributions
The Fund declares dividends on investment income daily and pays them monthly.  Any distributions of net capital gains would be made annually.  See
"Purchasing Shares - Other Information" above for when you are entitled to start receiving dividends, and "Redeeming Shares - How to Redeem Shares" for when you will no longer be entitled to receive dividends.  All dividends and distributions payable to a holder of  Fund Shares will be automatically reinvested in additional Fund Shares, unless the shareholder elects to receive cash payments.
Taxes
The Fund intends to distribute substantially all of its net investment income
(including any net realized capital gains) to its shareholders at least annually.  Unless
otherwise exempt or as discussed below, shareholders are

required to pay federal income tax on any dividends and other distributions, including capital gains distributions received.  This applies whether dividends and other distributions are received in cash or as additional shares.  If there are any distributions representing long-term capital gains, they will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares.

Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.
----------------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS
----------------------------------------------------------------------------------------

The Trust has adopted a Distribution Plan under Rule
12b-1 that allows it to pay distribution fees for the sale and distribution of its shares.  The maximum 12b-1 fee is 0.25% of the Fund's Investment A
Shares average daily net assets.  The Fund's Investment A Shares are also subject to a maximum shareholder servicing fee of 0.25% of the Fund's
Investment A Shares average daily net assets.  Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Fund.

----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------

The financial highlights table that follows is intended to help you understand the Fund's financial performance for the past five fiscal years ended December 31.  Certain information reflects financial results for a single Fund unit.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                               Investment A Shares

(For a Share outstanding
throughout each period)
                               Year Ended December 31
                               ---------------------------------------------------------
                               ---------------------------------------------------------
                                2003        2002         2001        2000        1999
                               -------     -------      -------     -------     --------
                               -------
Net Asset Value, Beginning of  $1.00       $1.00        $1.00       $1.00        $1.00
Period
Net investment income          --(b)        0.01         0.03        0.06        0.05
Distributions to shareholders  --(b)       (0.01)       (0.03)      (0.06)      (0.05)
   from net investment income
Net Asset Value, End of Period $1.00       $1.00        $1.00       $1.00        $1.00
Total Return (a)               0.24%       0.70%        3.20%(c)    5.81%        4.67%
Net expenses                   0.91%       1.06%        0.96%       0.71%        0.60%
Net investment income          0.24%       0.70%        3.13%       5.67%        4.57%
Expense waiver                 0.17%       0.00%        0.05%       0.08%        0.15%
reduction/reimbursement (d)
Net assets, end of period (in  $244,477    $292,379     $430,582    $378,183    $336,085
thousands)

(a)   Based on net asset value.
(b)   Amount is less than $0.01.
   (c)      Payments by affiliates had no impact on total return for the year ended December 31, 2001.
   (d)      This voluntary expense decrease is reflected in both the expense and net investment income ratios.


More information about the Fund is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Fund, portfolio holdings and other financial information. The Annual
Report includes similar audited information as well as discussion of the market conditions and investment strategies that significantly affected the
Fund's performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Fund and its policies.  A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

For copies of Annual or Semi-Annual Reports, the SAI, current yield information for the Fund, other information or for any other inquiries:

Call (800) 408-4682

Write
Liquid Green Account
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The SEC's website, http://www.sec.gov, contains text-only versions of the
Trust's and Fund's documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in
Washington D.C. to review and copy information about the Fund (including the
SAI).  Alternatively, you may send your request to the SEC, with a duplicating fee, by e-mail at publicinfo@sec.gov or by mail to the SEC's
Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Edgewood Services, Inc. is the Distributor and is not affiliated with the
Advisor or Unified.

The Fund's Investment Company Act registration number is 811-5010

Cusip 446327108
G27718-01  (5/04)

---------------------------------------------------------------------------------------

Privacy Notice (Not part of the Prospectus.)
The Huntington Funds ("Trust") recognize and respect the privacy concerns and expectations of our customers.*  We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.
The Trust collects and uses your information only where we reasonably believe it would be useful and allowed by law.  We would only use such information to enhance, evaluate or modify your shareholder relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.
We provide this notice so that you will know what kinds of information we collect and the circumstances in which it may be disclosed to third parties.
We collect nonpublic personal information about our customers from the following sources:
o     Account applications and other forms -- which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
o     Account history -- including information about the transactions and balances in a customer's account(s); and
o     Correspondence -- written, telephonic or through the Trust's website -- between a customer and the Trust or service providers to the Trust.
We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Trust under one or more of these circumstances:
o     As authorized -- if you request or authorize the disclosure of the information.
o     As permitted by law -- for example, sharing information with companies who maintain or service customer accounts for the Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.
o     Under joint agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.
We maintain, and require all the Trust's service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.
We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
What this means for you:  When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask to see your driver's license or other identifying documents.
*  For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.
---------------------------------------------------------------------------------------

                                HUNTINGTON FUNDS

                        HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                             HUNTINGTON MONEY MARKET FUND
                     HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                      HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                           HUNTINGTON DIVIDEND CAPTURE FUND
                                HUNTINGTON GROWTH FUND
                            HUNTINGTON INCOME EQUITY FUND
                         HUNTINGTON INTERNATIONAL EQUITY FUND
                              HUNTINGTON MACRO 100 FUND
                           HUNTINGTON MID CORP AMERICA FUND
                             HUNTINGTON NEW ECONOMY FUND
                           HUNTINGTON ROTATING MARKETS FUND
                           HUNTINGTON SITUS SMALL CAP FUND
                       HUNTINGTON FIXED INCOME SECURITIES FUND
                    HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
                          HUNTINGTON MICHIGAN TAX-FREE FUND
                         HUNTINGTON MORTGAGE SECURITIES FUND
                            HUNTINGTON OHIO TAX-FREE FUND
              HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                                 INVESTMENT A SHARES
                                 INVESTMENT B SHARES
                                     TRUST SHARES
                                   INTERFUND SHARES

                         STATEMENT OF ADDITIONAL INFORMATION

This  Statement of Additional  Information  (SAI) contains  information which may be of interest  to  investors  in The  Huntington  Funds  (Trust) but which is not included  in the  applicable  Prospectuses  for  Investment  A  Shares,  Investment  B
Shares,  Trust Shares, or Interfund  Shares.  This SAI is not a prospectus and is only authorized for distribution  when  accompanied or preceded by the  Prospectuses  dated
May 1,  2004,  for  Investment  A Shares,  Investment  B  Shares,  Trust  Shares,  and
Interfund   Shares.   This  SAI   should  be  read   together   with  the   applicable
Prospectuses.  The SAI  incorporates  by reference  the Funds'  Annual  Report for the fiscal  year  ended  December  31,  2003.  Investors  may  obtain  a  free  copy  of a
Prospectus  or Annual  Report by writing  the Funds at,  Huntington  Funds,  P.O.  Box
6110,  Indianapolis,  IN 46206, or by telephoning toll free 800-253-0412.  Capitalized terms  used but not  defined  in this SAI have the same  meanings  as set forth in the
Prospectuses.

                                MAY 1, 2004

                             TABLE OF CONTENTS

   Special Risk Factors Applicable to the Ohio Municipal Money Market Fund and the


                                     Definitions
For convenience, we will use the following terms throughout this SAI.
"Advisor"            -- Huntington  Asset  Advisors,   Inc.,  the  Trust's  investment
                        advisor.
"Distributor"        -- Edgewood Services, Inc., the Trust's distributor.

"Equity Funds"       -- Dividend  Capture  Fund,  Growth  Fund,  Income  Equity  Fund,
                        International  Equity Fund,  Macro 100 Fund,  Mid Corp America
                        Fund,  New  Economy  Fund,  Rotating  Markets  Fund and  Situs
                        Small Cap Fund.

"Federated"          -- Federated Services Company, the Trust's administrator.

"Funds"              -- Each of the separate investment portfolios of the Trust.
"Huntington Bank"    -- The  Huntington  National  Bank,  the   sub-administrator  and
                        custodian of the Funds.
"Income Funds"       -- Fixed Income Securities Fund, Intermediate Government Income
                        Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Ohio
                        Tax-Free Fund and Short/Intermediate Fixed Income Securities
                        Fund.

"Independent Trustees"  --    Trustees  who  are  not  "interested   persons"  of  the
                        Trust, as defined in the 1940 Act.

"Money Market Funds" -- Florida   Tax-Free  Money  Fund,   Money  Market  Fund,   Ohio
                        Municipal  Money  Market Fund and U.S.  Treasury  Money Market
                        Fund.

"1940 Act"           -- The Investment Company Act of 1940, as amended.

"NRSRO"              -- Nationally  Recognized  Statistical Ratings  Organization such as  Moody's  Investor  Service  (Moody's)  or  Standard  &
                        Poor's (S&P).

"Prospectus"         -- Each of the separate Prospectuses of the Funds.

"Single State Funds" -- Florida  Tax-Free  Money Fund,  Ohio  Municipal  Money  Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.
"Sub-Advisor"           Laffer  Investments,  Inc.,  the Macro 100  Fund's  investment advisor.
"Tax-Exempt Funds"   -- Florida  Tax-Free  Money Fund,  Ohio  Municipal  Money  Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.

"Trust"     --    The Huntington Funds.

HOW ARE THE FUNDS ORGANIZED?

Each Fund  covered by this SAI is a  diversified  portfolio  of the Trust,  except for the Tax-Exempt Funds which are  non-diversified  portfolios of the Trust. The Trust is an open-end,  management  investment  company that was  established  under the laws of the  Commonwealth  of  Massachusetts  on  February  10,  1987.  The  Trust  may  offer
separate  series  of  Shares   representing   interests  in  separate   portfolios  of
securities.  The Trust  changed  its name  from The  Monitor  Funds to The  Huntington
Funds on January 1, 1999.  Effective May 1, 2003, the  Huntington  Rotating Index Fund
changed its name to the Huntington  Rotating  Markets Fund in connection  with changes to its  investment  objective  and policies,  as described in its proxy  statement and acted on at a special  shareholder  meeting held on April 17, 2003.  The changes allow the Fund to rotate  investments  among stocks comprising equity market segments rather than indices.
The  Board of  Trustees  (Trustees)  has  established  four  classes  of Shares of the
Funds.  All of the  Funds  offer  Investment  A Shares  and Trust  Shares.  All of the
Income Funds,  the Equity Funds (except  Rotating  Markets Fund), and the Money Market
Fund offer Investment B Shares.  Only the Money Market Fund offers  Interfund  Shares.
This SAI relates to all classes of Shares.

                         SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal.
Following is a table that indicates which types of securities are a:

      P = Principal investment of a Fund;
      A = Acceptable (but not principal) investment of a Fund; or
      N = Not an acceptable investment of a Fund.

------------------------------------------------------------------------------
MONEY MARKET FUNDS                 Florida   Money      Ohio       U.S.
                                  Tax-Free   Market     Municipal  Treasury
                                 Money Fund     Fund    Money      Money
                                                        Market     Market
                                                           Fund       Fund
------------------------------------------------------------------------------
Fixed Income Securities
------------------------------------------------------------------------------
---------------------------------                                  -----------
  Treasury Receipts                   N          N          N          N
--------------------------------------------------------           -----------
---------------------------------                       ----------------------
  U.S. Treasury Obligations           A          A          A          P
--------------------------------------------------------           -----------
---------------------------------                       ----------------------
  U.S. Government                     A          P          A          A
  Agency Securities
--------------------------------------------------------           -----------
------------------------------------------------------------------------------
  Bonds                               A          A          A          A
---------------------------------                       ----------------------
------------------------------------------------------------------------------
  Certificates of Deposit             A          A          A          N
---------------------------------                       ----------------------
------------------------------------------------------------------------------
  Corporate Debt Securities           A          A          A          N
---------------------------------                       ----------------------
------------------------------------------------------------------------------
  Commercial Paper                    A          P          A          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Demand Notes                        A          A          A          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Taxable Municipal Securities        A          A          A          N
-------------------------------------------------------------------
------------------------------------------------------------------------------
  Mortgage Backed Securities          N          N          N          A
------------------------------------------------------------------------------
-------------------------------------------------------------------
  Asset Backed Securities             A          A          A          A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Zero Coupon Securities              A          A          A          A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Bankers' Acceptances                A          A          A          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Credit Enhancement                  A          A          A          N
--------------------------------------------------------           -----------
------------------------------------------------------------------------------
Tax Exempt Securities
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  General Obligation Bonds            P          A          P          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Special Revenue Bonds               P          A          P          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Tax Exempt Commercial Paper         A          A          A          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Tax Increment Financing Bonds       A          A          A          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Municipal Notes                     P          A          P          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Variable Rate Instruments           P          A          P          A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Municipal Leases                    A          A          A          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Special Transactions
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Repurchase Agreements               A          A          A          P
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Reverse Repurchase Agreements       A          A          A          A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Delayed Delivery Transactions       A          A          A          A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Securities Lending                  A          A          A          A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Illiquid Securities                 A          A          A          A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Restricted Securities               A          A          A          A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Time Deposits                       A          A          A          N
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  When-Issued Securities              A          A          A          A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Investment Company Securities       A          A          A          A
------------------------------------------------------------------------------

--------------------------------------------------------------------------
EQUITY FUNDS                      Dividend     Growth Fund     Income
                                Capture Fund                 Equity Fund
--------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Common Stocks                      P              P             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Preferred Stocks                   P              P             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Real Estate Investment             P              A             A
Trusts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Warrants                           A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Other Business Organizations       A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Fixed Income Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Treasury Receipts                  A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  U.S. Treasury Obligations          A              A             A
------------------------------------------------------------
--------------------------------------------------------------------------
  U.S. Government Agency             A              A             A
Securities
------------------------------------------------------------
--------------------------------------------------------------------------
  Bonds                              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Certificates of Deposit            A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Corporate Debt Securities          A              A             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Commercial Paper                   A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Demand Notes                       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Mortgage Backed Securities         A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Asset Backed Securities            N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Zero Coupon Securities             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Bankers' Acceptances               A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Investment Grade Securities        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Convertible Securities             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Exempt Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  General Obligation Bonds           N              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Special Revenue Bonds              N              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Tax Exempt Commercial Paper        N              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Tax Increment Financing            N              N             A
Bonds
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Municipal Notes                    N              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Variable Rate Instruments          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Municipal Leases                   N              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  American Depository Receipts       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  European Depository Receipts       N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Global Depository Receipts         N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Foreign Forward Currency           A              A             A
  Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Foreign Exchange Contracts         N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Obligations of                     N              N             N
  Supranational Agencies
--------------------------------------------------------------------------
Derivative Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Call and Put Options               A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Futures Contracts                  A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Options                            A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Options on Currencies              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Special Transactions
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Repurchase Agreements              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Reverse Repurchase                 A              A             A
  Agreements
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Delayed Delivery                   A              A             A
Transactions
--------------------------------------------------------------------------

--------------------------------------------------------------------------
  Securities Lending                 A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Illiquid Securities                A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Restricted Securities              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Time Deposits                      A              A             A
--------------------------------------------------------------------------

--------------------------------------------------------------------------
EQUITY FUNDS (Continued)          Dividend     Growth Fund     Income
                                Capture Fund                 Equity Fund
--------------------------------------------------------------------------
  Unit Investment Trusts             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  When-Issued Securities             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Yankee Bonds                       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Index-Based Securities             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Investment Company                 A              A             A
  Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
EQUITY FUNDS                   International    Macro 100     Mid Corp
                                Equity Fund       Fund      America Fund
--------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Common Stocks                      P              P             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Preferred Stocks                   P              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Real Estate Investment             A              A             A
Trusts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Warrants                           A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Other Business Organizations       A              Y             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Fixed Income Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Treasury Receipts                  A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  U.S. Treasury Obligations          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  U.S. Government Agency             A              A             A
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Bonds                              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Certificates of Deposit            A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Corporate Debt Securities          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Commercial Paper                   A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Demand Notes                       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Mortgage Backed Securities         A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Asset Backed Securities            N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Zero Coupon Securities             A              A             A
----------------------------------------------
--------------------------------------------------------------------------
  Bankers' Acceptances               A              A             A
-------------------------------
--------------------------------------------------------------------------
  Investment Grade Securities        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Convertible Securities             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Exempt Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  General Obligation Bonds           N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Special Revenue Bonds              N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Tax Exempt Commercial Paper        N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Tax Increment Financing            N              N             N
Bonds
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Municipal Notes                    N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Variable Rate Instruments          A              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Municipal Leases                   N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  American Depository Receipts       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  European Depository Receipts       A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Global Depository Receipts         A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Foreign Forward Currency           A              A             A
  Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Foreign Exchange Contracts         A              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Obligations of                     A              N             N
  Supranational Agencies
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Derivative Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Call and Put Options               A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Futures Contracts                  A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Options                            A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Options on Currencies              A              A             A
--------------------------------------------------------------------------

--------------------------------------------------------------------------
EQUITY FUNDS (Continued)       International    Macro 100     Mid Corp
                                Equity Fund       Fund      America Fund
--------------------------------------------------------------------------
Special Transactions
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Repurchase Agreements              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Reverse Repurchase                 A              A             A
  Agreements
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Delayed Delivery                   A              A             A
Transactions
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Securities Lending                 A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Illiquid Securities                A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Restricted Securities              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Time Deposits                      A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Unit Investment Trusts             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  When-Issued Securities             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Yankee Bonds                       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Index-Based Securities             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Investment Company                 A              A             A
  Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
EQUITY FUNDS                    New Economy    Situs Small    Rotating
                                    Fund        Cap Fund    Markets Fund
--------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Common Stocks                      P              P             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Preferred Stocks                   A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Real Estate Investment             A              P             A
Trusts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Warrants                           A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Other Business Organizations       A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Fixed Income Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Treasury Receipts                  A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  U.S. Treasury Obligations          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  U.S. Government Agency             A              A             A
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Bonds                              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Certificates of Deposit            A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Corporate Debt Securities          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Commercial Paper                   A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Demand Notes                       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Mortgage Backed Securities         A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Asset Backed Securities            A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Zero Coupon Securities             A              A             A
-------------------------------
--------------------------------------------------------------------------
  Bankers' Acceptances               A              A             A
-------------------------------
--------------------------------------------------------------------------
  Investment Grade Securities        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Convertible Securities             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Exempt Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  General Obligation Bonds           N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Special Revenue Bonds              N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Tax Exempt Commercial Paper        N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Tax Increment Financing            N              N             N
Bonds
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Municipal Notes                    N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Variable Rate Instruments          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Municipal Leases                   N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  American Depository Receipts       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  European Depository Receipts       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Global Depository Receipts         A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Foreign Forward Currency           A              A             A
  Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
EQUITY FUNDS (Continued)        New Economy    Situs Small    Rotating
                                    Fund        Cap Fund    Markets Fund
--------------------------------------------------------------------------
  Foreign Exchange Contracts         N              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Obligations of                     N              A             A
  Supranational Agencies
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Derivative Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Call and Put Options               A              A             A
----------------------------------------------
--------------------------------------------------------------------------
  Futures Contracts                  A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Options                            A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Options on Currencies              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Special Transactions
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Repurchase Agreements              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Reverse Repurchase                 A              A             A
  Agreements
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Delayed Delivery                   A              A             A
Transactions
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Securities Lending                 A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Illiquid Securities                A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Restricted Securities              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Time Deposits                      A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Unit Investment Trusts             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  When-Issued Securities             A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Yankee Bonds                       A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Index-Based Securities             A              A             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Investment Company                 A              A             A
  Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
INCOME FUNDS                    Fixed Income  Intermediate    Michigan
                                 Securities    Government   Tax-Free Fund
                                    Fund       Income Fund
--------------------------------------------------------------------------
Fixed Income Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Treasury Receipts                    A              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
U.S. Treasury Obligations            A              P             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
U.S. Government Agency               P              P             A
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Bonds                                A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Certificates of Deposit              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Corporate Debt Securities            P              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Commercial Paper                     A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Demand Notes                         A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Taxable Municipal Securities         A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Mortgage Backed Securities           A              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Mortgage Dollar Rolls                A              P             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Asset Backed Securities              A              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Zero Coupon Securities               A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Bankers' Acceptances                 A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Credit Enhancement                   A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Investment Grade Securities          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Convertible Securities             A              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Exempt Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
General Obligation Bonds             A              A             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Special Revenue Bonds                A              A             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Exempt Commercial Paper          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Increment Financing Bonds        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Municipal Notes                      A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Variable Rate Instruments          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Municipal Leases                     A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Foreign Forward Currency           A              N             N
  Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Derivative Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Futures Contracts                    A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Options                              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Options on Currencies                A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Special Transactions
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Repurchase Agreements                A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Reverse Repurchase Agreements        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Delayed Delivery Transactions        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Securities Lending                   A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Illiquid Securities                  A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Restricted Securities                A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Time Deposits                        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
When-Issued Securities               A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Yankee Bonds                         A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Investment Company                 A              A             A
  Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Common Stocks                        N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Preferred Stocks                     A              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Real Estate Investment Trusts        A              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Warrants                             A              A             N
--------------------------------------------------------------------------

--------------------------------------------------------------------------
INCOME FUNDS (Continued)          Mortgage        Ohio         Short/
                                 Securities   Tax-Free Fund Intermediate
                                    Fund                    Fixed Income
                                                             Securities
                                                                Fund
--------------------------------------------------------------------------
Fixed Income Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Treasury Receipts                    N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
U.S. Treasury Obligations            A              A             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
U.S. Government Agency               A              A             P
Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Bonds                                A              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Certificates of Deposit              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Corporate Debt Securities            A              N             P
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Commercial Paper                     A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Demand Notes                         A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Taxable Municipal Securities         A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Mortgage Dollar Rolls                P              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Mortgage Backed Securities           A              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Asset Backed Securities              A              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Zero Coupon Securities               A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Bankers' Acceptances                 A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Credit Enhancement                   A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Investment Grade Securities          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Convertible Securities             A              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Exempt Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
General Obligation Bonds             A              P             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Special Revenue Bonds                A              P             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Exempt Commercial Paper          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Tax Increment Financing Bonds        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Municipal Notes                      A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Variable Rate Instruments          A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Municipal Leases                     A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Foreign Forward Currency           N              N             A
  Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Derivative Contracts
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Futures Contracts                    A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Options                              A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Options on Currencies                N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Special Transactions
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Repurchase Agreements                A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Reverse Repurchase Agreements        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Delayed Delivery Transactions        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Securities Lending                 A              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Illiquid Securities                  A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Restricted Securities                A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Time Deposits                        A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
When-Issued Securities               A              A             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Yankee Bonds                         N              N             A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
  Investment Company                 A              A             A
  Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Common Stocks                        A              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Real Estate Investment Trusts        N              N             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Warrants                             A              A             N
--------------------------------------------------------------------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------

                                 INVESTMENT PRACTICES

The Prospectuses discuss the principal  investment  strategies of the Funds. Below you will  find  more  detail  about  the types of  investments  and  investment  practices permitted by each Fund, as noted in the  preceding  table,  including  those which are not part of a Fund's principal investment strategy.

Adjustable Rate Notes

The  categories  of Fixed  Income  Securities  and Tax Exempt  Securities  may include
"adjustable  rate notes," which  include  variable rate notes and floating rate notes.
For Money Market Fund  purposes,  a variable  rate note is one whose terms provide for the  readjustment of its interest rate on set dates and that, upon such  readjustment, can  reasonably  be expected to have a market value that  approximates  its  amortized cost;  the  degree to which a variable  rate  note's  market  value  approximates  its amortized  cost  subsequent  to  readjustment  will  depend  on the  frequency  of the readjustment  of the  note's  interest  rate and the  length of time that must  elapse before the next  readjustment.  A floating  rate note is one whose  terms  provide for the  readjustment of its interest rate whenever a specified  interest rate changes and that,  at  any  time,  can  reasonably  be  expected  to  have  a  market  value  that approximates  its amortized  cost.  Although there may be no active  secondary  market with respect to a particular  variable or floating rate note  purchased by a Fund, the
Fund may seek to  resell  the note at any time to a third  party.  The  absence  of an active secondary market,  however,  could make it difficult for the Fund to dispose of a variable  or  floating  rate note in the event the issuer of the note  defaulted  on its payment  obligations and the Fund could, as a result or for other reasons,  suffer a loss to the extent of the  default.  Variable or floating  rate notes may be secured by bank letters of credit.  A demand  instrument with a demand notice period exceeding seven  days  may be  considered  illiquid  if there is no  secondary  market  for such security.  Such security will be subject to a Fund's limitation governing  investments in  "illiquid"  securities,  unless  such notes are subject to a demand  feature  that will  permit the Fund to receive  payment of the  principal  within  seven days of the
Fund's demand. See "INVESTMENT RESTRICTIONS" below.

American   Depositary   Receipts   (ADRs),   European   Depositary   Receipts  (EDRs),
Continental Depositary Receipts (CDRs) and Global Depositary Receipts (GDRs)

ADRs  are  securities,   typically   issued  by  a  U.S.   financial   institution  (a
"depositary"),  that  evidence  ownership  interests  in  a  security  or  a  pool  of securities  issued  by a  foreign  issuer  and  deposited  with the  depositary.  ADRs include  American  Depositary  Shares and New York Shares.  EDRs,  which are sometimes referred  to as  CDRs,  are  securities,  typically  issued  by a  non-U.S.  financial institution,  that evidence ownership  interests in a security or a pool of securities issued by either a U.S. or foreign  issuer.  GDRs are issued  globally  and evidence a similar ownership  arrangement.  Generally,  ADRs are designed for trading in the U.S.
securities  markets,  EDRs are designed for trading in European securities markets and
GDRs are designed for trading in non-U.S.  securities  markets.  ADRs,  EDRs, CDRs and
GDRs  may  be  available  for  investment   through   "sponsored"   or   "unsponsored"
facilities.  A  sponsored  facility  is  established  jointly  by  the  issuer  of the security  underlying  the receipt and a depositary,  whereas an  unsponsored  facility may  be  established  by a  depositary  without  participation  by the  issuer  of the
receipt's   underlying  security.   Holders  of  an  unsponsored   depositary  receipt
generally  bear all the  costs  of the  unsponsored  facility.  The  depositary  of an unsponsored  facility  frequently is under no  obligation  to  distribute  shareholder communications  received from the issuer of the deposited  security or to pass through to  the  holders  of  the  receipts  voting  rights  with  respect  to  the  deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed  securities are  instruments  secured by company  receivables,  truck and auto loans,  leases,  and credit  card  receivables.  Such  securities  are  generally issued as pass-through  certificates,  which represent undivided  fractional ownership interests  in the  underlying  pools  of  assets.  Such  securities  also  may be debt instruments,  which are also known as  collateralized  obligations  and are  generally issued as the debt of a special  purpose  entity,  such as a trust,  organized  solely for the purpose of owning such assets and issuing such debt.

The  purchase of  non-mortgage  asset-backed  securities  raises  risk  considerations peculiar  to the  financing  of  the  instruments  underlying  such  securities.  Like
mortgages  underlying   mortgage-backed   securities,   underlying   automobile  sales
contracts  or credit card  receivables  are subject to  substantial  prepayment  risk, which may reduce the overall return to certificate  holders.  Nevertheless,  principal prepayment  rates tend not to vary as much in response  to changes in  interest  rates and the short-term  nature of the underlying  car loans or other  receivables  tend to dampen the impact of any  change in the  prepayment  level.  Certificate  holders  may also  experience  delays in payment on the  certificates  if the full  amounts  due on underlying  sales  contracts or  receivables  are not realized by the trust because of unanticipated  legal or administrative  costs of enforcing the contracts or because of depreciation  or damage  to the  collateral  (usually  automobiles)  securing  certain contracts, or other factors.

Common Stock

Common stock is a type of equity  security which  represents an ownership  interest in a  corporation  and the right to a portion  of the  assets of the  corporation  in the event of  liquidation.  This  right,  however,  is  subordinate  to that of  preferred stockholders and any creditors,  including  holders of debt issued by the corporation.
Owners  of  common  stock are  generally  entitled  to vote on  important  matters.  A corporation may pay dividends on common stock.

Convertible Securities

Convertible  securities  include  fixed  income  securities  that may be  exchanged or converted  into a  predetermined  number of shares of the issuer's  underlying  common stock at the option of the holder during a specified  period.  Convertible  securities may take the form of convertible  preferred  stock,  convertible  bonds or debentures, units  consisting of "usable"  bonds and warrants or a combination  of the features of several  of these  securities.  The  investment  characteristics  of each  convertible security  vary  widely,  which  allows  convertible  securities  to be employed  for a variety of  investment  strategies.  A Fund will  exchange or convert the  convertible securities  held in its portfolio into shares of the underlying  common stock when, in the  Advisor's  opinion,  the  investment  characteristics  of the  underlying  common shares will assist the Fund in  achieving  its  investment  objective.  Otherwise  the
Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate  debt includes any  obligation of a corporation  to repay a borrowed  amount at maturity and usually to pay the holder  interest at specific  intervals.  Corporate debt can have a long or short  maturity  and is often rated by one or more  nationally recognized  statistical  rating  organizations.  See the  Appendix  to this  SAI for a description of these ratings.

In  addition,  the credit  risk of an  issuer's  debt  security  may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt securities have a higher  priority than lower  ranking  (subordinated)  securities.  This means that the issuer might not make payments on  subordinated  securities  while  continuing to make payments on senior  securities.  In addition,  in the event of bankruptcy,  holders of
senior   securities  may  receive  amounts   otherwise   payable  to  the  holders  of
subordinated  securities.  Some subordinated  securities,  such as trust preferred and capital  securities  notes,  also permit the issuer to defer  payments  under  certain circumstances.  For example,  insurance  companies issue  securities  known as surplus notes that permit the  insurance  company to defer any payment  that would  reduce its capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced  securities  are  securities  whose credit  rating has been  enhanced,
typically  by  the  existence  of  a  guarantee,   letter  of  credit,   insurance  or
unconditional  demand  feature.  In most  cases,  the  Advisor  evaluates  the  credit quality and ratings of credit-enhanced  securities based upon the financial  condition and ratings of the party  providing  the credit  enhancement  (the "credit  enhancer")
rather than the issuer.  However,  except where prohibited by Rule 2a-7 under the 1940
Act,  credit-enhanced  securities  will not be  treated as having  been  issued by the credit enhancer for diversification  purposes,  unless the Fund has invested more than
10% of its assets in securities  issued,  guaranteed or otherwise  credit  enhanced by the credit  enhancer,  in which  case the  securities  will be treated as having  been issued both by the issuer and the credit  enhancer.  The  bankruptcy,  receivership or default of the credit  enhancer will  adversely  affect the quality and  marketability of the underlying  security.  A default on the underlying security or other event that terminates  a  demand  feature  prior  to  its  exercise  will  adversely  affect  the liquidity of the underlying security.

The Money Market  Funds are subject to the  diversification  requirements  relating to credit-enhanced  securities  imposed by Rule 2a-7 of the 1940 Act. The Ohio  Municipal
Money Market Fund may not invest,  with respect to 75% of its total assets,  more than
10% of its total assets in the credit-enhanced securities of one credit enhancer.

Defensive Investments

At times the Advisor may determine  that  conditions  in  securities  markets may make
pursuing  a  Fund's  principal  investment  strategies   inconsistent  with  the  best
interests of the Fund's  shareholders.  At such times, the Advisor may temporarily use alternative  strategies,  primarily designed to reduce  fluctuations in the value of a
Fund's assets.  In implementing  these temporary  "defensive"  strategies,  a Fund may
temporarily  place  all  or  a  portion  of  its  assets  in  cash,  U.S.   Government
securities,  debt securities which the Advisor  considers to be of comparable  quality to the  acceptable  investments  of the Fund and other  investments  which the Advisor considers  consistent with such  strategies.  In the case of the Single State Funds, a
Fund's  alternative  strategies  may give  rise to  income  which is not  exempt  from federal or state taxes.

Equity Securities

Equity securities  include both foreign and domestic common stocks,  preferred stocks, securities  convertible or  exchangeable  into common or preferred  stocks,  and other securities  which the Advisor  believes  have common  stock  characteristics,  such as rights and warrants.

Fixed Income Securities

Fixed  income   securities   include  corporate  debt  securities,   U.S.   Government
securities,   mortgage-related   securities,   tax-exempt  securities  and  any  other
securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see "Options")

Options on foreign  currencies  operate  similarly to options on  securities,  and are traded primarily in the  over-the-counter  market (so-called "OTC options"),  although options  on  foreign  currencies  have  recently  been  listed on  several  exchanges.
Options  will be purchased  or written  only when the Advisor  believes  that a liquid secondary  market  exists for such  options.  There can be no assurance  that a liquid secondary market will exist for a particular  option at any specific time.  Options on foreign  currencies  are affected by all of those  factors  which  influence  exchange rates and investments generally.

Purchases and sales of options may be used to increase  current return.  They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

Writing  covered  call options on  currencies  may offset some of the costs of hedging against  fluctuations in currency  exchange rates. For transaction  hedging purposes a
Fund  may  also  purchase  exchange-listed  and OTC put and call  options  on  foreign currency  futures  contracts  and on  foreign  currencies.  A put  option on a futures contract  gives a Fund the right to assume a short  position in the  futures  contract until  expiration of the option.  A call option on a futures contract gives a Fund the right to assume a long position in the futures  contract  until the  expiration of the option.

The value of a foreign  currency  option is  dependent  upon the value of the  foreign currency and the U.S.  dollar,  and may have no relationship to the investment  merits of a  foreign  security.  Because  foreign  currency  transactions  occurring  in  the interbank  market  involve  substantially  larger  amounts  than  those  that  may  be involved in the use of foreign  currency  options,  investors maybe  disadvantaged  by having to deal in an odd lot market  (generally  consisting  of  transactions  of less than $1  million)  for the  underlying  foreign  currencies  at  prices  that are less favorable than for round lots.
There is no systematic  reporting of last sale information for foreign  currencies and there is no  regulatory  requirement  that  quotations  available  through  dealers or other  market  sources  be firm or  revised  on a timely  basis.  Available  quotation information is generally  representative  of very large  transactions in the interbank market  and  thus  may not  reflect  relatively  smaller  transactions  (less  than $1 million)  where  rates  may  be  less  favorable.  The  interbank  market  in  foreign currencies is a global,  around-the-clock  market. To the extent that the U.S. options markets are closed  while the  markets  for the  underlying  currencies  remain  open, significant  price and rate  movements may take place in the  underlying  markets that cannot be reflected  in the U.S.  options  markets.  Options  contracts  are valued by the primary  exchange  or board of trade on which such  options are traded at the last quoted bid price.

Foreign Currency Transactions

Foreign  currency  transactions  include  purchasing and selling  foreign  currencies, entering  into forward or futures  contracts  to purchase or sell  foreign  currencies
(see  "Forward  Foreign  Currency  and  Foreign  Currency  Futures  Contracts"),   and
purchasing  and  selling  options  on  foreign   currencies  (see  "Foreign   Currency
Options").  Foreign currency  transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases  and  sales of  foreign  currencies  on a spot  basis  are used to  increase current return.  They are also used in connection with both "transaction  hedging" and
"position hedging."

Transaction  hedging  involves  entering  into  foreign  currency   transactions  with
respect to specific  receivables or payables  generally arising in connection with the purchase or sale of  portfolio  securities.  Transaction  hedging is used to "lock in"
the U.S.  dollar  price of a security  to be  purchased  or sold,  or the U.S.  dollar equivalent  of a dividend or interest  payment in a foreign  currency.  The goal is to protect  against a possible loss resulting from an adverse change in the  relationship between  the U.S.  dollar  and the  applicable  foreign  currency  during  the  period between the date on which the  security is  purchased or sold or on which the dividend or  interest  payment is  declared,  and the date on which such  payments  are made or received.

Position  hedging  involves  entering  into foreign  currency  transactions  either to protect  against:  (i) a  decline  in the  value  of a  foreign  currency  in  which a security  held or to be sold is  denominated;  or (ii) an  increase  in the value of a foreign  currency in which a security to be purchased is  denominated.  In  connection with  position  hedging,  a Fund may purchase put or call options on foreign  currency and foreign currency futures  contracts and buy or sell forward  contracts and foreign currency futures contracts.

Neither  transaction nor position  hedging  eliminates  fluctuations in the underlying prices of the  securities  which a Fund owns or  intends  to  purchase  or sell.  They simply  establish  a rate of exchange  which can be  achieved at some future  point in time.  Additionally,  although these  techniques tend to minimize the risk of loss due to a  decline  in the  value of the  hedged  currency,  they  also  tend to limit  any potential gain which might result from the increase in the value of such currency.

Hedging  transactions  are  subject  to  correlation  risk  due to the  fact  that the amounts of  foreign  currency  exchange  transactions  and the value of the  portfolio securities  involved  will not  generally  be perfectly  matched.  This is because the future value of such  securities  in foreign  currencies  will change as a consequence of market movements in the values of those  securities  between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward  foreign  currency  contract  involves an  obligation  to purchase or sell a specific  currency at a future  date,  which may be any fixed  number of days from the date of the  contract  as  agreed  by the  parties,  at a price set at the time of the contract.  In  the  case  of  a  cancelable  forward  contract,  the  holder  has  the unilateral  right to cancel the  contract at maturity by paying a specified  fee.  The contracts are traded in the  interbank  market  conducted  directly  between  currency traders  (usually large  commercial  banks) and their  customers.  A forward  contract generally  has no deposit  requirement,  and no  commissions  are charged at any stage for trades.

A  foreign  currency  futures  contract  is a  standardized  contract  for the  future delivery of a specified  amount of a foreign  currency at a future date at a price set at the time of the contract.  Foreign currency futures  contracts traded in the United
States are designed by and traded on  exchanges  regulated  by the  Commodity  Futures
Trading Commission (CFTC), such as the New York Mercantile Exchange.

Forward foreign currency  contracts differ from foreign currency futures  contracts in certain  respects.  For example,  the maturity  date of a forward  contract may be any fixed  number  of days  from  the date of the  contract  agreed  upon by the  parties, rather than a  predetermined  date in a given month.  Forward  contracts may be in any amounts agreed upon by the parties rather than  predetermined  amounts.  Also, forward foreign  currency  contracts are traded directly  between  currency traders so that no intermediary is required.  A forward  contract  generally  requires no margin or other deposit.

At the  maturity of a forward or futures  contract,  a Fund may either  accept or make delivery of the currency  specified in the contract,  or at or prior to maturity enter into a closing transaction  involving the purchase or sale of an offsetting  contract.
Closing  transactions  with respect to forward contracts are usually effected with the
currency  trader  who  is  a  party  to  the  original   forward   contract.   Closing
transactions  with  respect  to  futures  contracts  are  effected  on  a  commodities exchange; a clearing corporation  associated with the exchange assumes  responsibility for closing out such contracts.

Forward  foreign  currency  contracts and foreign  currency  futures  contracts can be used to  increase  current  return.  They  are  also  used  in  connection  with  both
"transaction hedging" and "position hedging." See "Foreign Currency Transactions."

Among  the  risks  of using  foreign  currency  futures  contracts  is the  fact  that positions in these  contracts  (and any related  options) may be closed out only on an exchange  or board  of  trade  which  provides  a  secondary  market.  Although  it is intended that any Fund using foreign  currency  futures  contracts and related options will only  purchase or sell them on exchanges  or boards of trade where there  appears to be an active  secondary  market,  there is no assurance that a secondary  market on an exchange or board of trade will exist for any  particular  contract or option or at any  particular  time.  In such  event,  it may not be  possible to close a futures or related  option  position and, in the event of adverse price  movements,  a Fund would continue  to be  required  to make  daily cash  payments  of  variation  margin on its futures positions.

In  addition,  it is  impossible  to forecast  with  precision  the market  value of a
security  at  the   expiration   or  maturity  of  a  forward  or  futures   contract.
Accordingly,  it may be necessary to purchase  additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the  security being  hedged is less than the  amount of  foreign  currency  a Fund is  obligated  to deliver  and if a  decision  is made to sell the  security  and make  delivery  of the foreign currency.  Conversely,  it may be necessary to sell on the spot market some of the foreign currency  received upon the sale of the hedged  portfolio  security if the market  value of such  security  exceeds  the  amount of  foreign  currency  a Fund is obligated to deliver.

When a Fund  purchases  or sells a futures  contract,  it is required to deposit  with its custodian an amount of cash or U.S.  Treasury  bills up to 5% of the amount of the futures  contract.  This  amount is known as "initial  margin."  The nature of initial margin is different from that of margin in security  transactions  in that it does not involve  borrowing money to finance  transactions.  Rather,  initial margin is similar to a  performance  bond  or  good  faith  deposit  that  is  returned  to a Fund  upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent  payments to and from the broker occur on a daily basis in a process  known as "marking to market."  These  payments are called  "variation  margin," and are made as the value of the underlying futures contract fluctuates.  For example,  when a Fund sells a futures  contract  and the price of the  underlying  currency  rises above the delivery price,  the Fund's position  declines in value. The Fund then pays a broker a variation  margin  payment equal to the  difference  between the delivery price of the futures  contract  and  the  market  price  of the  currency  underlying  the  futures contract.  Conversely,  if the  price  of the  underlying  currency  falls  below  the delivery price of the contract,  the Fund's futures  position  increases in value. The broker then must make a variation  margin payment equal to the difference  between the delivery  price  of the  futures  contract  and  the  market  price  of  the  currency underlying the futures contract.

When a Fund  terminates a position in a futures  contract,  a final  determination  of variation  margin is made,  additional  cash is paid by or to the  Fund,  and the Fund realizes a loss or gain.  Such  closing  transactions  involve  additional  commission costs.

Foreign Securities (including Emerging Markets)

Foreign  securities  are those  securities  which  are  issued  by  companies  located outside the United States and  principally  traded in foreign  markets.  This includes equity and debt  securities of foreign  entities and  obligations of foreign  branches of U.S. and foreign  banks.  Permissible  investments  may consist of  obligations  of foreign  branches of U.S.  banks and foreign or  domestic  branches of foreign  banks, including  European  Certificates  of Deposit,  European Time Deposits,  Canadian Time
Deposits and Yankee  Certificates of Deposits,  and investments in Canadian Commercial
Paper,  foreign  securities  and  Europaper.  In  addition,  the Funds  may  invest in depositary  receipts.  The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments,  their political  subdivisions,  agencies or  instrumentalities  and  obligations  of  supranational  entities such as the World
Bank and the Asian  Development Bank.  Investment in foreign  securities is subject to a number of special risks.

Since foreign  securities are normally  denominated and traded in foreign  currencies, the value of a Fund's assets  invested in such  securities  may be affected  favorably or unfavorably by currency  exchange rates and exchange control  regulation.  Exchange rates with respect to certain currencies may be particularly  volatile.  Additionally, although foreign exchange  dealers do not charge a fee for currency  conversion,  they do realize a profit based on the  difference  (the  "spread")  between prices at which they buy and sell  various  currencies.  Thus,  a dealer  may  offer to sell a foreign currency to a Fund at one rate,  while  offering a lesser  rate of  exchange  should a
Fund desire to resell that currency to the dealer.

There may be less  information  publicly  available about a foreign company than about a U.S.  company,  and  foreign  companies  are not  generally  subject to  accounting, auditing,  and financial reporting standards and practices  comparable to those in the
United States.  The securities of some foreign  companies are less liquid and at times more  volatile  than  securities  of  comparable  U.S.  companies.  Foreign  brokerage commissions  and other  fees are also  generally  higher  than in the  United  States.
Foreign  settlement  procedures and trade  regulations may involve certain risks (such as delays in payment or delivery of  securities  or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition,  with respect to certain  foreign  countries,  there is a possibility  of nationalization  or  expropriation  of assets,  confiscatory  taxation,  political  or financial  instability  and  diplomatic  developments  which could affect the value of investments in those  countries.  In certain  countries,  legal remedies  available to investors  may be more limited than those  available  with respect to  investments  in the United States or other countries.  The laws of some foreign  countries may limit a
Fund's  ability  to  invest  in  securities  of  certain   issuers  located  in  those
countries. Special tax considerations apply to foreign securities.

The  International  Equity Fund and Situs Small Cap Fund may invest in the  securities of emerging market issuers.  Investing in emerging  market  securities  involves risks which are in  addition  to the usual  risks  inherent  in  foreign  investments.  Some emerging  markets  countries  may  have  fixed  or  managed  currencies  that  are not free-floating against the U.S. dollar.  Further,  certain currencies may not be traded internationally.  Certain of these  currencies have  experienced a steady  devaluation relative to the U.S.  dollar.  Any  devaluation  in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced  substantial,  and in some periods  extremely high,  rates of inflation for many years.  Inflation and rapid fluctuation in inflation  rates have had and may continue to have negative  effects on the economies and securities  markets of certain  countries.  Moreover,  the economies of some countries may differ  favorably or unfavorably  from the U.S.  economy in such respects as rate of growth of gross domestic product,  the rate of inflation,  capital reinvestment,  resource  self-sufficiency,  number and depth of industries forming the economy's base,  governmental  controls and investment  restrictions  that are subject to political change and balance of payments  position.  Further,  there may be greater difficulties  or  restrictions  with respect to investments  made in emerging  markets countries.

Emerging  markets  typically  have  substantially  less volume than U.S.  markets.  In addition,  securities in many of such markets are less liquid,  and their prices often are more volatile,  than securities of comparable U.S.  companies.  Such markets often have different clearance and settlement  procedures for securities  transactions,  and in some markets there have been times when  settlements  have been unable to keep pace with the volume of transactions,  making it difficult to conduct transactions.  Delays in  settlement  could  result in  temporary  periods  when  assets may be  uninvested.
Settlement  problems in emerging  markets  countries also could cause the Fund to miss attractive  investment  opportunities.  Satisfactory  custodial  services  may  not be available in some emerging markets  countries,  which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Each of the Equity Funds,  Fixed Income Securities Fund and  Short/Intermediate  Fixed
Income Securities Fund may invest in foreign  securities.  The Fixed Income Securities
Fund and  Short/Intermediate  Fixed Income Securities Fund,  however,  may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.

Futures Contracts and Options on Futures Contracts

A futures  contract is a binding  contractual  commitment  which, if held to maturity, will result in an obligation  to make or accept  delivery of a security at a specified future time and price.  By  purchasing  futures  (assuming  a "long"  position) a Fund will  legally  obligate  itself  to  accept  the  future  delivery  of the  underlying security and pay the agreed price.  By selling futures  (assuming a "short"  position)
it will legally  obligate itself to make the future  delivery of the security  against payment of the  agreed  price.  Open  futures  positions  on debt  securities  will be valued  at the  most  recent  settlement  price,  unless  that  price  does not in the judgment of the  Trustees  reflect the fair value of the  contract,  in which case the positions  will be valued by or under the direction of the Trustees.  Positions  taken in the futures markets are not normally held to maturity,  but are instead  liquidated through  offsetting  transactions  which  may  result  in a  profit  or a loss.  While futures  positions  taken by a Fund will usually be liquidated in this manner,  a Fund may instead make or take  delivery of the  underlying  securities  whenever it appears economically  advantageous  to the Fund to do so. A  clearing  corporation  associated with  the  exchange  on which  futures  are  traded  assumes  responsibility  for such closing  transactions  and  guarantees  that the Fund's sale and purchase  obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt  securities  seeks to establish  more certainly than would  otherwise be possible the effective rate of return on portfolio  securities.  A
Fund may,  for  example,  take a "short"  position  in the  futures  market by selling contracts for the future  delivery of debt  securities held by the Fund (or securities having  characteristics  similar to those held by the Fund) in order to hedge  against an  anticipated  rise in interest rates that would  adversely  affect the value of the
Fund's  portfolio  securities.  When  hedging of this  character  is  successful,  any depreciation  in the value of portfolio  securities may be offset by  appreciation  in the value of the futures position.

On other  occasions,  a Fund may take a "long" position by purchasing  futures on debt securities.  This would be done,  for  example,  when the Advisor  expects to purchase for a Fund  particular  securities  when it has the  necessary  cash,  but expects the rate of return  available in the securities  markets at that time to be less favorable than rates currently  available in the futures  markets.  If the  anticipated  rise in the price of the securities  should occur (with its  concomitant  reduction in yield), the  increased  cost to the Fund of  purchasing  the  securities  may be offset by the rise in the value of the futures  position  taken in  anticipation  of the  subsequent securities purchase.

Successful  use by a Fund of futures  contracts on debt  securities  is subject to the
Advisor's  ability to predict  correctly  movements in the direction of interest rates and other factors  affecting markets for debt securities.  For example,  if a Fund has hedged  against  the  possibility  of  an  increase  in  interest  rates  which  would adversely  affect the market  prices of debt  securities  held by it and the prices of such  securities  increase  instead,  the Fund will lose part or all of the benefit of the  increased  value of its  securities  which it has  hedged  because  it will  have offsetting losses in its futures positions.  In addition,  in such situations,  if the
Fund has  insufficient  cash,  it may have to sell  securities  to meet  daily  margin maintenance  requirements.  A Fund may have to sell  securities  at a time when it may be disadvantageous to do so.

A Fund may  purchase  and write put and call  options on debt  futures  contracts,  as they become  available.  Such options are similar to options on securities except that options on futures  contracts give the purchaser the right,  in return for the premium paid,  to assume a position in a futures  contract (a long position if the option is a call and a short  position  if the option is a put) at a specified  exercise  price at any time during the period of the option.  As with options on  securities,  the holder or writer of an option may  terminate  its position by selling or purchasing an option of the same  series.  There is no  guarantee  that such  closing  transactions  can be effected.  A Fund will be  required to deposit  initial  margin and  variation  margin with  respect to put and call options on futures  contracts  written by it pursuant to brokers'  requirements,  and,  in  addition,  net  option  premiums  received  will be included as initial margin  deposits.  See "Margin  Payments"  below.  Compared to the purchase  or sale of  futures  contracts,  the  purchase  of  call or put  options  on futures  contracts  involves less  potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions  costs.  However,  there may be  circumstances  when the purchases of call or put options on a futures contract would  result in a loss to a Fund when the  purchase or sale of the futures  contracts would not,  such as when there is no  movement in the prices of debt  securities.  The writing  of a put or call  option on a futures  contract  involves  risks  similar  to those risks relating to the purchase or sale of futures contracts.

Margin  payments.  When a Fund purchases or sells a futures  contract,  it is required to  deposit  with its  custodian  an amount of cash,  U.S.  Treasury  bills,  or other permissible  collateral  equal to a small  percentage  of the  amount  of the  futures contract.  This amount is known as "initial  margin".  The nature of initial margin is different  from  that  of in  security  transactions  in  that  it  does  not  involve borrowing  money to  finance  transactions.  Rather,  initial  margin is  similar to a performance  bond or good faith deposit that is returned to the Fund upon  termination of the contract,  assuming the Fund satisfies its contractual obligations.  Subsequent payments  to and  from  the  broker  occur  on a daily  basis  in a  process  known as
"marking to market".  These  payments  are called  "variation  margin" and are made as the value of the underlying  futures  contract  fluctuates.  For example,  when a Fund sells a futures  contract and the price of the  underlying  debt security  rises above the delivery  price,  the Fund's  position  declines in value.  The Fund then pays the broker a variation  margin payment equal to the difference  between the delivery price of the  futures  contract  and the  market  price  of the  securities  underlying  the futures  contract.  Conversely,  if the price of the  underlying  security falls below the delivery price of the contract,  the Fund's futures  position  increases in value.
The broker then must make a variation  margin payment equal to the difference  between the delivery  price of the futures  contract  and the market  price of the  securities underlying the futures contract.

When a Fund  terminates a position in a futures  contract,  a final  determination  of variation  margin is made,  additional  cash is paid by or to the  Fund,  and the Fund realizes a loss or a gain. Such closing  transactions  involve  additional  commission costs.

Liquidity  risks.  Positions  in  futures  contracts  may be  closed  out  only  on an exchange  or board of trade  which  provides  a  secondary  market  for such  futures.
Although  the Trust  intends to purchase or sell  futures  only on exchanges or boards of trade where there appears to be an active secondary  market,  there is no assurance that a liquid  secondary  market on an  exchange  or board of trade will exist for any particular  contract or at any  particular  time.  If there is not a liquid  secondary market at a  particular  time,  it may not be possible to close a futures  position at such time and, in the event of adverse price  movements,  a Fund would  continue to be required  to make daily cash  payments  of  variation  margin.  However,  in the event financial  futures are used to hedge  portfolio  securities,  such securities will not
generally  be  sold  until  the  financial   futures  can  be   terminated.   In  such
circumstances,  an  increase in the price of the  portfolio  securities,  if any,  may partially or completely offset losses on the financial futures.

In  addition to the risks that apply to all  options  transactions,  there are several special risks relating to options on futures  contracts.  The ability to establish and close  out  positions  in  such  options  will  be  subject  to  the  development  and maintenance of a liquid  secondary  market.  It is not certain that such a market will develop.  Although a Fund  generally  will purchase only those options for which there appears  to be an  active  secondary  market,  there  is no  assurance  that a  liquid secondary  market  on an  exchange  will  exist  for any  particular  option or at any particular time. In the event no such market exists for particular  options,  it might not be possible to effect closing  transactions in such options,  with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging  risks.  There  are  several  risks  in  connection  with the use by a Fund of futures  contracts and related  options as a hedging  device.  One risk arises because of  the  imperfect  correlation  between  movements  in  the  prices  of  the  futures contracts  and  options  and  movements  in the  prices  of  securities  which are the subject  of the hedge.  The  Advisor  will,  however,  attempt to reduce  this risk by purchasing  and  selling,  to the  extent  possible,  futures  contracts  and  related options on  securities  and indices the  movements  of which  will,  in its  judgment, correlate  closely with movements in the prices of the portfolio  securities sought to be hedged.

Successful  use of futures  contracts  and options by a Fund for  hedging  purposes is also  subject  to  the  Advisor's  ability  to  predict  correctly  movements  in  the direction  of the market.  It is possible  that,  where a Fund has  purchased  puts on futures  contracts  to hedge  its  portfolio  against  a decline  in the  market,  the securities  or index on which the puts are  purchased  may  increase  in value and the value of  securities  held in the portfolio may decline.  If this  occurred,  the Fund would lose money on the puts and also  experience a decline in value in its  portfolio securities.  In  addition,  the prices of futures,  for a number of  reasons,  may not correlate  perfectly  with  movements  in the  underlying  securities  or index due to certain  market  distortions.  First,  all  participants  in the  futures  market  are subject to margin  deposit  requirements.  Such  requirements  may cause  investors to close  futures  contracts  through  offsetting  transactions  which could  distort the normal  relationship  between the  underlying  security or index and futures  markets.
Second,  the margin  requirements  in the futures markets are less onerous than margin requirements  in the  securities  markets  in  general,  and as a result  the  futures markets  may attract  more  speculators  than the  securities  markets  do.  Increased participation  by speculators in the futures  markets may also cause  temporary  price distortions.  Due to the possibility of price  distortion,  even a correct forecast of general  market  trends by the  Advisor may still not result in a  successful  hedging transaction over a very short time period.

Other risks.  Funds will incur  brokerage  fees in  connection  with their futures and options  transactions.  In addition,  while  futures  contracts and options on futures will be purchased and sold to reduce  certain  risks,  those  transactions  themselves entail  certain  other risks.  Thus,  while a Fund may benefit from the use of futures
and  related  options,   unanticipated  changes  in  interest  rates  or  stock  price movements may result in a poorer overall  performance  for the Fund than if it had not entered into any futures  contracts or options  transactions.  Moreover,  in the event of an imperfect  correlation  between the futures position and the portfolio  position which is intended to be  protected,  the desired  protection  may not be obtained  and the Fund may be exposed to risk of loss.

Index - Based Investments

Index-Based  Investments,  such as Standard & Poor's Depository  Receipts (SPDRs),
NASDAQ-100  Index Tracking Stock (NASDAQ 100s),  World Equity Benchmark Shares (WEBS),
and Dow Jones DIAMONDS  (Diamonds),  are interests in a unit investment  trust ("UIT")
that may be  obtained  from  the UIT or  purchased  in the  secondary  market.  SPDRs,
NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally  issue  Index-Based  Investments in  aggregations of 50,000 known as  "Creation  Units"  in  exchange  for a  "Portfolio  Deposit"  consisting  of (a) a portfolio of  securities  substantially  similar to the  component  securities  (Index
Securities)  of the applicable  index (Index),  (b) a cash payment equal to a pro rata portion of the  dividends  accrued on the UIT's  portfolio  securities  since the last dividend payment by the UIT, net of expenses and  liabilities,  and (c) a cash payment or credit  (Balancing  Amount)  designed to equalize  the NAV of the Index and the NAV of a Portfolio Deposit.

Index-Based  Investments are not individually  redeemable,  except upon termination of the UIT. To redeem,  the portfolio must accumulate enough  Index-Based  Investments to
reconstitute  a  Creation  Unit  (large  aggregations  of  a  particular   Index-Based
Investment).  The liquidity of small holdings of Index-Based  Investments,  therefore, will depend upon the existence of a secondary  market.  Upon  redemption of a Creation
Unit,  the  portfolio  will  receive  Index  Securities  and  cash  identical  to  the
Portfolio  Deposit  required of an investor  wishing to purchase a Creation  Unit that day.

The price of Index-Based  Investments  is derived and based upon the  securities  held by the  UIT.  Accordingly,  the  level of risk  involved  in the  purchase  or sale of
Index-Based  Investments  is similar to the risk  involved in the  purchase or sale of
traditional   common  stock,  with  the  exception  that  the  pricing  mechanism  for
Index-Based  Investments  is based on a basket of stocks.  Disruptions  in the markets for  the  securities  underlying  Index-Based  Investments  purchased  or  sold by the
Portfolio  could result in losses on Index-Based  Investments.  Trading in Index-Based
Investments  involves risks similar to those risks,  described above under  "Options,"
involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures  contract is a contract to buy or sell units of a specified  debt index at a specified  future date at a price  agreed upon when the contract is made. A unit is the current value of the index.  A stock index futures  contract is a contract to buy or sell units of a stock  index at a specified  future  date at a price  agreed upon when the contract is made. A unit is the current value of the stock index.

The  following  example  illustrates  generally  the  manner  in which  index  futures contracts  operate.  The  Standard  &  Poor's  100 Stock  Index  (S&P  100) is
composed  of 100  selected  common  stocks,  most of which are  listed on the New York
Stock  Exchange  (NYSE).  The S&P 100 assigns  relative  weightings  to the common stocks  included in the Index,  and the Index  fluctuates  with  changes in the market values of those common  stocks.  In the case of the S&P 100,  contracts are to buy or sell 100 units.  Thus,  if the value of the  S&P  100 were $180,  one  contract would  be  worth  $18,000  (100  units X  $180).  The  stock  index  futures  contract specifies  that no delivery of the actual  stocks making up the index will take place.
Instead,  settlement in cash must occur upon the  termination  of the  contract,  with the settlement  being the  difference  between the contract price and the actual level of the stock index at the  expiration of the contract.  For example,  if a Fund enters into a futures  contract to buy 100 units of the  S&P  100 at a  specified  future date at a contract  price of $180 and the S&P 100 is at $184 on that future  date, the Fund will gain $400 (100 units X gain of $4).  If the Fund  enters  into a futures contract  to sell  100  units  of the  stock  index at a  specified  future  date at a contract  price of $180 and the S&P 100 is at $182 on that future  date,  the Fund will  lose  $200  (100  units X loss of  $2).  A Fund  may  purchase  or sell  futures contracts  with respect to any stock index.  Positions in index  futures may be closed out only on an exchange or board of trade which  provides a secondary  market for such futures.

Purchases and sales of index futures may be used to hedge an  investment.  To hedge an investment  successfully,  however,  a Fund must  invest  in  futures  contracts  with respect to indices  or  sub-indices  the  movements  of which will have a  significant correlation with movements in the prices of the Fund's securities.

Options on index futures  contracts  are similar to options on securities  except that options on index futures  contracts  give the  purchaser the right,  in return for the premium paid,  to assume a position in an index  futures  contract (a long position if the  option is a call and a short  position  if the  option  is a put) at a  specified exercise  price at any time  during the period of the  option.  Upon  exercise  of the option,  the holder assumes the underlying  futures  position and receives a variation margin  payment of cash or securities  approximating  the increase in the value of the holder's option  position.  If an option is exercised on the last trading day prior to the  expiration  date of the option,  the settlement is made entirely in cash based on the  difference  between the exercise price of the option and the closing level of the index on which the futures  contract is based on the  expiration  date.  Purchasers of options who fail to exercise  their  options  prior to the exercise date suffer a loss of the premium paid.

As an alternative  to purchasing  call and put options on index futures  contracts,  a
Fund may purchase put and call options on the  underlying  indices  themselves  to the extent that such options are traded on national  securities  exchanges.  Index options are similar to options on  individual  securities  in that the  purchaser  of an index option  acquires the right to buy, and the writer  undertakes  the obligation to sell, an index at a stated  exercise price during the term of the option.  Instead of giving the  right to take or make  actual  delivery  of  securities,  the  holder of an index option has the right to receive a cash  "exercise  settlement  amount." This amount is equal to the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less  than  (in the  case of a call)  the  closing  value  of the underlying  index  on  the  date  of  the  exercise,  multiplied  by  a  fixed  "index multiplier."  A Fund will enter into an option  position only if there appears to be a liquid secondary market for such options.

The  Funds  will  not  engage  in   transactions  in  options  on  stock  indices  for
speculative  purposes but only to protect  appreciation  attained,  to offset  capital losses and to take  advantage of the liquidity  available in the option  markets.  The aggregate  premium  paid on all  options  on stock  indices  will not  exceed 20% of a
Fund's total assets.

 Interests in Other Business Organizations

The Dividend  Capture Fund,  Growth Fund,  International  Equity Fund, Macro 100 Fund,
Mid Corp  America  Fund,  New  Economy  Fund and Situs  Small  Cap Fund may  invest in entities such as limited  partnerships,  limited liability companies,  business trusts and  companies  organized  outside  the  United  States  which  may  issue  securities comparable to common or preferred stock.

Money Market Instruments

Except  where  otherwise  noted,  all of the Funds may,  for  temporary  defensive  or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

       Consistent with its investment  objective,  policies,  and  restrictions,  each
       Fund may invest in commercial paper (including  Section 4(2) commercial  paper)
       and  variable  amount  master  demand  notes.   Commercial  paper  consists  of
       unsecured  promissory notes issued by corporations  normally having  maturities of 270 days or less and rates of  return  which are  fixed.  These  investments may  include  Canadian  Commercial  Paper,  which  is U.S.  dollar  denominated commercial paper issued by a Canadian  corporation or a Canadian counterpart of a U.S. corporation,  and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

       Variable amount master demand notes are unsecured  demand notes that permit the indebtedness  thereunder  to vary and provide for periodic  adjustments  in the interest rate according to the terms of the  instrument.  Because master demand notes are direct lending  arrangements  between a Fund and the issuer, they are not normally  traded.  Although  there is no secondary  market in the notes,  a
       Fund may demand  payment of  principal  and  accrued  interest  at any time.  A variable  amount master demand note will be deemed to have a maturity  equal to the longer of the period of time remaining  until the next  readjustment of its interest rate or the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

       The  commercial  paper in which any of the  Money  Market  Funds may  invest is subject to the issuer  diversification and quality restrictions imposed by Rule
       2a-7 under the 1940 Act. The commercial paper in which the Mortgage  Securities
       Fund may  invest  must be:  (i) rated A-1 or better by  Standard  &  Poor's
       (S&P)  or P-1 or better by Moody's  Investors  Service  (Moody's);  or (ii)
       unrated,  but issued by  companies  with  outstanding  debt issues rated AAA by
       S&P or Aaa by Moody's.

       Bank Obligations

       Bank obligations are short-term  obligations  issued by U.S. and foreign banks, including  bankers'  acceptances,  certificates  of deposit,  time  deposits and similar securities.

       Bankers'  acceptances  are  negotiable  drafts or bills of  exchange  typically drawn by an  importer  or exporter  to pay for  specific  merchandise  that are
       "accepted" by a bank, meaning, in effect, that the bank unconditionally  agrees to pay the face value of the  instrument on maturity.  Investments  in bankers'
       acceptances  will be limited to those  guaranteed by domestic and foreign banks having,  at the time of  investment,  total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

       Certificates  of deposit  and time  deposits  represent  funds  deposited  in a commercial  bank or a savings  and loan  association  for a definite  period of time and earning a specified return.

       Investments  in   certificates   of  deposit  and  time  deposits  may  include
       Eurodollar   Certificates  of  Deposit,   which  are  U.S.  dollar  denominated
       certificates  of  deposit  issued by  offices of  foreign  and  domestic  banks located outside the United States,  Yankee  Certificates of Deposit,  which are certificates of deposit issued by a U.S.  branch of a foreign bank  denominated in U.S. dollars and held in the United States,  Eurodollar Time Deposits, which are U.S.  dollar  denominated  deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time  Deposits,  which are U.S.  dollar  denominated certificates  of deposit issued by Canadian  offices of major  Canadian  banks.
       All  investments in  certificates  of deposit and time deposits will be limited to those (a) of domestic  and foreign  banks and savings and loan  associations which,  at the time of investment,  have total assets of $1 billion or more (as of the date of the institution's most recently published financial  statements)
       or (b) the  principal  amount  of  which  is  insured  by the  Federal  Deposit
       Insurance Corporation.

       The Money Market Fund,  Ohio Municipal  Money Market Fund and Florida  Tax-Free
       Money Fund may only invest in bank  obligations  issued by  domestic  banks and
       U.S.  branches  of  foreign  banks  subject  to  U.S.  banking  regulation.  In addition,  at the time of the  investment,  the issuing bank must have capital, surplus  and  undivided  profits in excess of $100  million.  Issuing  banks of obligations  in which the Mortgage  Securities  Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

       The Michigan  Tax-Free Fund is limited to investing only in  dollar-denominated obligations of: (i) U.S., Canadian,  Asian or European banks with at least $500 million in total assets;  or (ii) U.S.  savings and loan  associations  with at least $1 billion in total assets.

Variable Rate Demand Notes

       Variable rate demand notes (VRDNs) are unsecured,  direct lending  arrangements between  a Fund,  as the  lender,  and a  corporation,  financial  institution, government agency, municipality or other entity.

       VRDNs  have  interest  rates  which  float or which  are  adjusted  at  regular intervals ranging from daily to annually.  Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued  interest  according to its  arrangement  with the borrower  (usually  upon no more than seven days'
       notice).  VRDNs are,  therefore,  treated as  maturing on the later of the next interest  adjustment or the date on which a Fund may next demand payment.  Some
       VRDNs are backed by bank letters of credit.

      Each  of  the  Funds  may  only  invest  in  VRDNs  which   satisfy  its  credit
      requirements for commercial paper.

Other instruments may include:  obligations  (certificates of deposit,  time deposits, bank master notes, and bankers'  acceptances) of thrift institutions,  and savings and loans,  provided  that such  institutions  have total  assets of $1 billion or more as shown  on  their  last  published  financial  statements  at the  time of  investment;
short-term  corporate  obligations rated within the three highest rating categories by an NRSRO  (e.g.,  at least A by S&P or A by  Moody's)  at the time of  investment, or, if not rated,  determined  by the  Advisor to be of  comparable  quality;  general obligations  issued by the U.S.  Government  and backed by its full faith and  credit, and  obligations  issued or  guaranteed  as to  principal  and interest by agencies or instrumentalities  of the U.S.  Government (e.g.,  obligations  issued by Farmers Home
Administration,  Government  National Mortgage  Association,  Federal Farm Credit Bank
and Federal Housing Administration);  receipts,  including Treasury Receipts, Treasury
Income  Growth  Receipts  and  Certificates  of  Accrual  on  Treasuries;   repurchase
agreements  involving such  obligations;  money market funds,  and foreign  commercial paper.

Money Market Mutual Funds

Except  under  limited  circumstances  or  pursuant  to an  exemptive  relief from the
Securities and Exchange  Commission  (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other  funds,  5% of its total assets in the  shares  of any one  mutual  fund,  or own more  than 3% of the  shares of any one fund.  When a Fund invests in the shares of other mutual  funds,  investment  advisory and other fees will apply, and the investment's yield will be reduced accordingly.

Pursuant to an exemptive  order,  dated July 24, 2001,  received from the SEC, each of the  Equity  Funds and the  Income  Funds,  may  invest up to 25% of their  respective total  assets in  Interfund  Shares of the  Huntington  Money  Market Fund  subject to
Subchapter M and diversification rules as described under "Taxes" below .

Mortgage Dollar Roll Transactions

A dollar roll  transaction is a transaction  through which a Fund sells certain of its securities to financial  institutions such as banks and broker-dealers,  and agrees to repurchase  substantially  similar  securities  at a  mutually  agreed  upon  date and price.  At the time a Fund  enters into a dollar  roll  agreement,  it will place in a segregated  custodial  account  assets  such as U.S.  Government  securities  or other liquid high grade debt securities  consistent with its investment  restrictions having a  value  equal  to the  repurchase  price  (including  accrued  interest),  and  will subsequently  continually  monitor the account to insure that such equivalent value is maintained  at all times.  Dollar  roll  agreements  involve  the risk that the market value  of  securities  sold by a Fund  may  decline  below  the  price  at which it is obligated to repurchase the  securities.  Dollar roll  agreements are considered to be borrowings  by an  investment  company  under the 1940 Act and,  therefore,  a form of leverage.  A Fund may  experience  a negative  impact on its net asset  value (NAV) if interest  rates rise  during the term of a dollar  roll  agreement.  A Fund  generally will invest the proceeds of such  borrowings  only when such borrowings will enhance a
Fund's  liquidity or when the Fund  reasonably  expects that the interest income to be earned from the  investment  of the proceeds is greater  than the interest  expense of the transaction.

Mortgage-related Securities

Mortgage-related  securities are securities  that,  directly or indirectly,  represent participations  in,  or are  secured  by and  payable  from,  loans  secured  by  real
property.   Mortgage-related  securities  include  mortgage  pass-through  securities, adjustable rate mortgage  securities and derivative  securities such as collateralized
mortgage  obligations  and  stripped  mortgage-backed   securities.   Mortgage-related
securities  fall into three  categories:  (a) those issued or  guaranteed  by the U.S.
Government or one of its agencies or  instrumentalities,  such as Government  National
Mortgage  Association  (GNMA),   Federal  National  Mortgage  Association  (FNMA)  and
Federal Home Loan Mortgage  Corporation  (FHLMC); (b) those issued by non-governmental issuers  that  represent  interests  in, or are  collateralized  by,  mortgage-related securities  issued or  guaranteed  by the U.S.  Government  or one of its  agencies or instrumentalities;  and (c) those issued by  non-governmental  issuers that  represent an interest in, or are  collateralized  by, whole mortgage  loans or  mortgage-related securities without a government guarantee but usually with  over-collateralization  or some  other form of  private  credit  enhancement.  Non-governmental  issuers  include originators of investors in mortgage loans,  including savings and loan  associations,
mortgage   bankers,   commercial   banks,   investment   banks  and  special   purpose
subsidiaries of the foregoing.

There  are  a  number  of   important   differences   both  among  the   agencies  and
instrumentalities  of the U.S. Government that issue  mortgage-related  securities and among the securities  themselves.  Ginnie Maes are Mortgage Pass-Through  Certificates
issued  by GNMA,  which is a  wholly-owned  U.S.  Government  corporation  within  the
Department  of Housing and Urban  Development.  Ginnie Maes are  guaranteed  as to the timely  payment of principal  and  interest by GNMA and GNMA's  guarantee is backed by the full  faith  and  credit  of the  U.S.  Treasury.  In  addition,  Ginnie  Maes are supported  by the  authority  of GNMA to borrow  funds from the U.S.  Treasury to make payments  under  GNMA's  guarantee.  Mortgage-related  securities  issued  by the FNMA include FNMA  Guaranteed  Mortgage  Pass-Through  Certificates  (also known as "Fannie
Maes")   which   are   solely   the   obligations   of  the   FNMA.   The  FNMA  is  a
government-sponsored  organization owned entirely by private stockholders. Fannie Maes are  guaranteed  as to timely  payment of  principal  and interest by FNMA but are not
backed  by  or  entitled  to  the  full  faith  and  credit  of  the  U.S.   Treasury.
Mortgage-related  securities issued by the FHLMC include FHLMC Mortgage  Participation
Certificates  (also  known as  "Freddie  Macs" or  "PCS").  The  FHLMC is a  corporate instrumentality  of the  U.S.  Government,  created  pursuant  to an Act of  Congress, which is owned  entirely by Federal Home Loan Banks.  Freddie Macs are not  guaranteed by the U.S.  Treasury or by any Federal  Home Loan Bank and do not  constitute  a debt or  obligation of the U.S.  Government or of any Federal Home Loan Bank.  Freddie Macs
entitle the holder to timely  payment of interest,  which is  guaranteed by the FHLMC.
The FHLMC  guarantees  either  ultimate  collection or timely payment of all principal payments on the underlying  mortgage loans.  When the FHLMC does not guarantee  timely payment of  principal,  FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of principal at any time after  default on an  underlying  mortgage, but in no event later than one year after it becomes payable.

Although  certain  mortgage-related  securities  are  guaranteed  by a third  party or otherwise  similarly secured,  the market value of the security,  which may fluctuate, is not so  secured.  If a Fund  purchases  a  mortgage-related  security at a premium, that  portion  may be lost if there is a decline in the market  value of the  security whether  resulting  from changes in interest  rates or  prepayments  in the underlying mortgage  collateral.  As  with  other  interest-bearing  securities,  the  prices  of mortgage-related  securities  are  inversely  affected by changes in  interest  rates.
However,  though the value of a  mortgage-related  security may decline when  interest rates  rise,  the  converse is not  necessarily  true,  since in periods of  declining interest  rates the mortgages  underlying  the security are prone to  prepayment.  For this and other  reasons,  a  mortgage-related  security's  effective  maturity  may be shortened by unscheduled  prepayments on the underlying  mortgages and, therefore,  it is  not  possible  to  predict  accurately  the  security's  return  to the  Fund.  In
addition,  regular  payments  received  in  respect  of  mortgage-related   securities
include both  interest  and  principal.  No assurance  can be given as to the return a
Fund will receive when these amounts are reinvested.

       Mortgage Pass-through Securities

       Mortgage  pass-through  securities provide for the pass-through to investors of their pro-rata share of monthly payments  (including any  prepayments)  made by the individual  borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such  securities and the servicer of the  underlying  mortgage loans.

      Adjustable Rate Mortgage Securities

       Adjustable  rate  mortgage   securities   (ARMS)  are   pass-through   mortgage
       securities  collateralized  by mortgages  with interest rates that are adjusted from time to time. The adjustments  usually are determined in accordance with a predetermined  interest rate index and may be subject to certain limits.  While the values of ARMS, like other debt  securities,  generally vary inversely with changes  in market  interest  rates  (increasing  in value  during  periods  of declining  interest  rates and decreasing in value during periods of increasing interest  rates),  the values of ARMS should  generally  be more  resistant  to price  swings than other debt  securities  because the  interest  rates of ARMS move with market interest rates.  The adjustable rate feature of ARMS will not, however,  eliminate  fluctuations  in the prices of ARMS,  particularly  during periods of extreme  fluctuations in interest rates. Also, since many adjustable rate  mortgages  only reset on an annual  basis,  it can be  expected  that the prices  of ARMS  will  fluctuate  to the  extent  that  changes  in  prevailing interest rates are not  immediately  reflected in the interest rates payable on the underlying adjustable rate mortgages.

       ARMS  typically  have caps which limit the maximum amount by which the interest rate may be increased  or  decreased at periodic  intervals or over the life of the loan.  To the extent that  interest  rates  increase in excess of the caps,
       ARMS can be expected to behave more like  traditional  debt  securities  and to decline in value to a greater  extent  than would be the case in the absence of such caps.  Also,  since many adjustable rate mortgages only reset on an annual basis,  it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately  reflected in the interest rates payable on the underlying adjustable rate mortgages.  The extent to which the prices of ARMS  fluctuate with changes in interest rates will also be affected by the  indices  underlying  the ARMS.  Some  indices,  such as the one-year  constant  maturity  Treasury  note rate,  closely  mirror  changes in market interest rate levels.  Others, such as the 11th District Federal Reserve
       Cost of Funds  Index  (often  related  to ARMS  issued  by  FNMA),  tend to lag changes in market levels and tend to be somewhat less volatile.

       Derivative Mortgage Securities

       Collateralized  mortgage obligations are derivative mortgage securities and are debt instruments  issued by special purpose entities which are secured by pools
       of   mortgage   loans  or  other   mortgage-related   securities.   Multi-class
       pass-through  securities  are equity  interests in a trust composed of mortgage loans or other  mortgage-related  securities.  Both are  considered  derivative mortgage  securities and are  collectively  referred to as "CMOs."  Payments of principal and interest on underlying  collateral  provide the funds to pay debt
       service  on  the   collateralized   mortgage   obligation  or  make   scheduled
       distributions on the multi-class pass-through security.

       In a CMO,  a series of bonds or  certificates  is issued in  multiple  classes.
       Each class of CMO,  often  referred to as a "tranche,"  is issued at a specific coupon rate and has a stated  maturity or final  distribution  date.  Principal prepayments  on  collateral  underlying  a CMO  may  cause  it  to  be  retired substantially earlier than the stated maturities or final distribution dates.

       The principal and interest on the underlying  mortgages may be allocated  among the several  tranches of a CMO in many ways. For example,  certain tranches may have  variable  or  floating  interest  rates and others may  provide  only the principal  or  interest  feature of the  underlying  security.  Generally,  the purpose of the allocation of the cash flow of a CMO to the various  tranches is to obtain a more  predictable  cash flow to certain of the individual  tranches than exists with the  underlying  collateral of the CMO. As a general rule, the more  predictable the cash flow is on a CMO tranche,  the lower the anticipated yield will be on that  tranche at the time of issuance  relative to  prevailing market  yields  on  mortgage-related  securities.  As  part of the  process  of creating more  predictable  cash flows on most of the tranches of a CMO, one or more tranches  generally  must be created that absorb most of the volatility in the cash flows on the underlying  mortgage loans. The yields on these tranches, which may include inverse floaters,  stripped mortgage-backed securities, and Z tranches,  discussed below, are generally higher than prevailing  market yields on  mortgage-related  securities  with similar  maturities.  As a result of the uncertainty  of the cash  flows of these  tranches,  the  market  prices of and yield on these tranches generally are more volatile.

       An inverse  floater is a CMO tranche with a coupon rate that moves inversely to a designated  index,  such as LIBOR  (London  Inter-Bank  Offered Rate) or COFI
       (Cost of Funds Index).  Like most other fixed income  securities,  the value of inverse  floaters will decrease as interest rates increase.  Inverse  floaters, however,  exhibit greater price  volatility than the majority of mortgage pass-
       through  securities or CMOs. Coupon rates on inverse floaters  typically change at a multiple of the change in the relevant  index rate.  Thus, any rise in the index  rate (as a  consequence  of an  increase  in  interest  rates)  causes a correspondingly  greater  drop in the coupon rate of an inverse  floater  while any drop in the index rate  causes a  correspondingly  greater  increase in the coupon of an inverse  floater.  Some  inverse  floaters  also  exhibit  extreme sensitivity to changes in prepayments.  Inverse  floaters would be purchased by a Fund in an attempt to protect  against a  reduction  in the income  earned on the Fund's investments due to a decline in interest rates.

       Z tranches of CMOs defer  interest  and  principal  payments  until one or more other  classes of the CMO have been paid in full.  Interest  accretes  on the Z tranche,  being added to  principal,  and is  compounded  through the accretion period.  After the other  classes  have  been paid in full,  interest  payments begin and continue through maturity.  Z tranches have  characteristics  similar to zero coupon bonds.  Like a zero coupon bond, during its accretion period a Z tranche has the  advantage  of  eliminating  the risk of  reinvesting  interest payments at lower rates during a period of declining  market interest rates. At the same time,  however,  and also like a zero coupon bond, the market value of
       a Z tranche  can be expected to  fluctuate  more widely with  changes in market interest  rates than would the market  value of a tranche  which pays  interest currently. In addition,  changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche,  and therefore also will influence its market value.

       The  Mortgage  Securities  Fund will  invest  only in CMOs  which are issued by agencies or  instrumentalities of the U.S. government or CMOs issued by private organizations which are rated AAA by an NRSRO.

       Stripped  mortgage-backed  securities  (SMBSs) may represent an interest solely
       in  the   principal   repayments   or  solely  in  the  interest   payments  on
       mortgage-backed  securities).  SMBSs  are  derivative  multi-class  securities.
       SMBSs  are  usually   structured   with  two  classes  and  receive   different
       proportions  of  the  interest  and  principal  distributions  on the  pool  of underlying  mortgage-backed  securities.  Due to the possibility of prepayments on the underlying  mortgages,  SMBSs may be more  interest-rate  sensitive than other securities  purchased.  If prevailing interest rates fall below the level at which  SMBSs  were  issued,  there  may be  substantial  prepayments  on the
       underlying   mortgages,   leading  to  the  relatively  early   prepayments  of
       principal-only  SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of  interest-only  SMBSs (the  interest-only or "IO" class).  Therefore,  interest-only SMBSs generally increase in value as interest  rates rise and decrease in value as interest  rates fall,  counter to
       changes  in  value  experienced  by  most  fixed  income  securities.   If  the
       underlying  mortgages   experience  slower  than  anticipated   prepayments  of
       principal,  the yield on a PO class will be affected  more  severely than would be the case with a traditional  mortgage-related security. Because the yield to maturity  of an IO  class  is  extremely  sensitive  to the  rate of  principal payments  (including  prepayments)  on the related  underlying  mortgage-backed securities,  it is  possible  that  a  Fund  might  not  recover  its  original investment on interest-only  SMBSs if there are substantial  prepayments on the underlying  mortgages.  A Fund's  inability to fully recoup its  investment  in these  securities  as a result of a rapid  rate of  principal  prepayments  may occur  even if the  securities  are  rated  AAA by an  NRSRO.  In view of these
       considerations,   the  Advisor   intends  to  use  these   characteristics   of
       interest-only  SMBSs to reduce the  effects  of  interest  rate  changes on the value of a Fund's portfolio, while continuing to pursue current income.

Options

A call  option  gives the  purchaser  of the option  the right to buy a security  at a stated  price  from  the  writer  (seller)  of the  option.  A put  option  gives  the purchaser  of the option the right to sell a security at a stated  price to the writer of the option.  In a covered  call  option,  during the option  period the writer owns the security (or a  comparable  security  sufficient  to satisfy  securities  exchange requirements)  which may be sold pursuant to the option. In a covered put option,  the writer holds cash and/or  short-term  debt  instruments  sufficient in an amount equal to the  exercise  price of the  option.  In  addition,  a put or call  option  will be considered  covered  if and to the  extent  that some or all of the risk of the option has been offset by another option.  A Fund may write  combinations of covered puts and calls on the same underlying security.

In general,  a Fund may write  options in an attempt to  increase  returns or purchase options for hedging purposes.

The premium  received from writing a put or call option,  increases a Fund's return on the  underlying  security  in the event  that the  option  expires  unexercised  or is closed out at a profit.  The amount of the premium reflects,  among other things,  the relationship  between  the  exercise  price  and  the  current  market  value  of  the underlying  security,  the volatility of the underlying  security,  the amount of time remaining  until  expiration,  current  interest  rates,  and the effect of supply and demand in the  options  market and in the market for the  underlying  security.  A put option  locks in the price at which a Fund may sell a security it holds,  thus hedging against  market  declines  and a call  option  locks in the  price at which a Fund may purchase a security,  thus hedging  against  inflation.  Such  protection  is provided during the life of the put option  since the Fund,  as holder of the  option,  is able to sell the  underlying  security at the option's  exercise  price  regardless  of any decline in the underlying security's market price.

By writing a call option,  a Fund limits its  opportunity  to profit from any increase in the  market  value of the  underlying  security  above  the  exercise  price of the option  but  continues  to bear the risk of a decline  in the value of the  underlying security.  By writing a put  option,  a Fund  assumes the risk that it may be required to  purchase  the  underlying  security  for an  exercise  price  higher than its then current  market  value,  resulting  in a potential  capital  loss unless the  security substantially appreciates in value.

A Fund  may  terminate  an  option  that it has  written  prior to its  expiration  by entering  into a closing  purchase  transaction,  in which it purchases an  offsetting option.  A Fund  realizes a profit or loss from a closing  transaction  if the cost of the  transaction  (option  premium  plus  transaction  costs) is less or more than the premium received from writing the option.  Because  increases in the market price of a call  option  generally  reflect  increases  in  the  market  price  of  the  security underlying the option,  any loss resulting from a closing purchase  transaction may be offset  in whole or in part by  unrealized  appreciation  of the  underlying  security owned by a Fund.

In order  for a put  option  to be  profitable,  the  market  price of the  underlying security must decline  sufficiently  below the exercise price to cover the premium and transaction  costs.  By using put options in this manner a Fund will reduce any profit it might otherwise have realized from  appreciation of the underlying  security by the premium paid for the put option and by transaction costs.

In order for a call  option  to be  profitable,  the  market  price of the  underlying security  must rise  sufficiently  above the  exercise  price to cover the premium and transaction costs.

Those Funds that are  authorized  to write or purchase put and call options must cover such options.

The  successful  use of options  depends on the  ability  of the  Advisor to  forecast interest  rate and  market  movements.  For  example,  if a Fund  were to write a call option based on the Advisor's  expectation  that the price of the underlying  security will  fall,  but the price  rises  instead,  the Fund  could be  required  to sell the security upon  exercise at a price below the current  market  price.  Similarly,  if a
Fund were to write a put option  based on the  Advisor's  expectations  that the price of the underlying  security will rise, but the price falls instead,  the Fund could be required to purchase  the  security  upon  exercise at a price higher than the current market price.

When a Fund  purchases  an  option,  it runs the  risk  that it will  lose its  entire investment  in the  option  in a  relatively  short  period of time,  unless  the Fund exercises  the option or enters into a closing  sale  transaction  with respect to the option  during the life of the option.  If the price of the  underlying  security does not  rise  (in the  case  of a call)  or  fall  (in  the  case of a put) to an  extent sufficient to cover the option  premium and  transaction  costs, a Fund will lose part or all of its  investment in the option.  This  contrasts with an investment by a Fund in the  underlying  security,  since the Fund will not lose any of its  investment  in such security if the price does not change.

The use of options also involves the risk of imperfect  correlation  between movements in option prices and movements in the value of the underlying securities.

The  effective use of options also depends on the Fund's  ability to terminate  option positions  at times when the  Advisor  deems it  desirable  to do so.  Although a Fund will  take  an  option  position  only  if the  Advisor  believes  there  is a  liquid secondary  market for the option,  there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

A  Fund  generally  expects  that  its  options  transactions  will  be  conducted  on recognized  exchanges.  In certain  instances,  however,  a Fund may purchase and sell options in the OTC markets.  A Fund's  ability to terminate  options in the OTC market may be more  limited  than for  exchange-traded  options and may also involve the risk that securities  dealers  participating in such  transactions  would be unable to meet their obligations to a Fund. A Fund will,  however,  engage in OTC market transactions only when  appropriate  exchange-traded  transactions are unavailable and when, in the opinion of the  Advisor,  the pricing  mechanism  and  liquidity  of the OTC market is satisfactory  and the  participants  are  responsible  parties  likely  to meet  their contractual obligations.

If a secondary trading market in options were to become  unavailable,  a Fund could no longer  engage in closing  transactions.  Lack of investor  interest  might  adversely affect the  liquidity  of the market for  particular  options or series of options.  A market  may  discontinue  trading of a  particular  option or  options  generally.  In addition,  a market could become  temporarily  unavailable if unusual  events--such as volume in excess of trading  or  clearing  capability--were  to  interrupt  its normal operations.

A market may at times find it necessary to impose  restrictions  on  particular  types of options transactions,  such as opening transactions.  For example, if an underlying security ceases to meet  qualifications  imposed by the market or the Options Clearing
Corporation,  new  series  of  options  on that  security  will no longer be opened to
replace  expiring  series,  and  opening   transactions  in  existing  series  may  be
prohibited.  If an options  market were to become  unavailable,  a Fund as a holder of an option  would be able to realize  profits or limit  losses only by  exercising  the option,  and the Fund,  as option  writer,  would  remain  obligated  under the option until expiration.

Disruptions in the markets for the  securities  underlying  options  purchased or sold by a Fund could  result in losses on the  options.  If trading  is  interrupted  in an underlying  security,  the trading of options on that  security is normally  halted as well.  As a result,  a Fund as  purchaser  or  writer  of an option  will be unable to close out its  positions  until  options  trading  resumes,  and it may be faced  with considerable  losses if trading in the security  reopens at a substantially  different price.  In addition,  the Options  Clearing  Corporation or other options  markets may impose  exercise  restrictions.  If a  prohibition  on exercise is imposed at the time when  trading in the option has also been  halted,  a Fund as a purchaser or writer of an option  will be locked  into its  position  until one of the two  restrictions  has been  lifted.  If  the  Options  Clearing  Corporation  were  to  determine  that  the available  supply of an underlying  security  appears  insufficient to permit delivery by the writers of all  outstanding  calls in the event of  exercise,  it may  prohibit indefinitely  the  exercise  of put  options by holders who would be unable to deliver the  underlying  interest.  A Fund,  as holder of such a put  option,  could  lose its entire  investment  if the  prohibition  remained  in effect  until  the put  option's expiration  and the Fund was unable  either to acquire the  underlying  security or to sell the put option in the market.

Special  risks  are  presented  by  internationally-traded  options.  Because  of time differences  between the United  States and  various  foreign  countries,  and because different  holidays are observed in different  countries,  foreign options markets may be open for  trading  during  hours or on days  when U.S.  markets  are  closed.  As a result,  option premium may not reflect the current prices of the underlying  interest in the United States.

An  exchange-listed  option may be closed  out only on an  exchange  which  provides a secondary  market  for an  option of the same  series.  There is no  assurance  that a liquid  secondary  market on an exchange  will exist for any  particular  option or at any particular  time. If no secondary  market were to exist, it would be impossible to enter  into a closing  transaction  to close out an option  position.  As a result,  a
Fund may be forced to continue to hold,  or to purchase at a fixed  price,  a security on which it has sold an option at a time when the Advisor  believes it is  inadvisable to do so.

Higher than  anticipated  trading  activity or order flow or other  unforeseen  events might cause the Options  Clearing  Corporation  or an  exchange to  institute  special trading  procedures or restrictions  that might restrict a Fund's use of options.  The exchanges  have  established  limitations  on the maximum  number of calls and puts of each class that may be held or written by an  investor  or group of  investors  acting in  concert.  It is  possible  that the Trust and other  clients of the Advisor may be considered  such a group.  These position  limits may restrict the Trust's  ability to purchase or sell options on  particular  securities.  Options  which are not traded on national  securities  exchanges  may be closed  out only  with the other  party to the option  transaction.  For that reason,  it may be more difficult to close out unlisted options  than listed  options.  Furthermore,  unlisted  options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

Preferred  stock is a type of equity security which  represents an ownership  interest in a corporation  and the right to a portion of the assets of the  corporation  in the event  of  a  liquidation.  This  right,  however,  is  subordinate  to  that  of  any creditors,  including  holders of debt issued by the corporation.  Owners of preferred stock  ordinarily  do not have  voting  rights,  but are  entitled to  dividends  at a specified rate.

Real Estate Investment Trusts (REITs)

REITs are pooled  investment  vehicles which invest primarily in income producing real estate or real estate  related loans or interest.  REITs are  generally  classified as equity REITs,  mortgage  REITs or a combination of equity and mortgage  REITs.  Equity
REITs  invest the  majority  of their  assets  directly  in real  property  and derive income  primarily from the collection of rents.  Equity REITs can also realize capital gains by selling  property that has  appreciated  in value.  Mortgage REITs invest the majority  of  their  assets  in real  estate  mortgages  and  derive  income  from the
collection  of  interest  payments.   The  real  property  and  mortgages  serving  as
investment  vehicles for REITs may be either  residential  or commercial in nature and may include  healthcare  facilities.  Similar to investment  companies,  REITs are not taxed on  income  distributed  to  shareholders  provided  they  comply  with  several requirements  of the  Internal  Revenue  Code (Code).  Such tax  requirements  limit a
REITs' ability to respond to changes in the commercial real estate market.

Investments  in REITs are  subject  to the same  risks as direct  investments  in real estate.  Real  estate  values rise and fall in  response  to many  factors,  including local,  regional and national  economic  conditions,  the demand for rental  property, and interest  rates.  In addition,  REITs may have limited  financial  resources,  may trade less  frequently  and in  limited  volume  and may be more  volatile  than other securities.

Repurchase Agreements

Repurchase  agreements are agreements  through which banks,  broker-dealers  and other financial  institutions  approved  by the  Trustees,  sell  securities  (usually  U.S.
Government  securities)  to a Fund  and  agree to  repurchase  those  securities  at a specified  price and time  (usually not more than seven days from the original  sale).
The seller's  obligation to pay the  repurchase  price is secured by the securities to be  repurchased.  These  securities are required to be held by the Fund, its custodian or a  third-party  custodian.  In order to  protect  the Fund's  interest,  collateral securities  must have a value of at least 100% of the resale price at all times.  (The seller must  provide  additional  collateral  in the event that this  condition is not met). In general,  the Advisor will require  collateral  securities to have a value of at least 102% of the resale price at the time the  repurchase  agreement is made.  The collateral  is marked to  market  on a daily  basis,  thus  enabling  the  Advisor  to determine when to request additional collateral from the seller.

If a seller  defaults on its  repurchase  obligation,  a Fund could  realize a loss on the sale of the  underlying  securities  to the extent  that the  proceeds of the sale
(including  accrued  interest)  are less than the  resale  price.  In  addition,  even though the U.S.  Bankruptcy  Code provides  protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted  securities are any  securities  which are subject to restriction on resale under federal  securities law,  including  commercial  paper issued in reliance on the exemption  from  registration  afforded by Section 4(2) of the Securities Act of 1933.
Illiquid  securities are any  securities  for which there is a limited  trading market and may,  therefore,  be difficult to sell at market  value.  Because  restricted  and illiquid  securities  may be difficult  to sell at an  acceptable  price,  they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial  paper is generally sold to institutional  investors,  such as mutual funds,  who agree that they are purchasing  the paper for  investment  purposes and not with a view to public  distribution.  Any resale by the  purchaser  must be in an exempt  transaction.  Section  4(2)  commercial  paper is normally  resold to other institutional  investors  through or with the  assistance  of the issuer or investment
dealers  who  make  a  market  in  Section  4(2)  commercial   paper,  thus  providing
liquidity.  The Trust  believes  that  Section  4(2)  commercial  paper  and  possibly
certain   other   restricted   securities   which  meet  the  criteria  for  liquidity
established  by the Trustees are quite  liquid.  The Trust may treat these  securities as  liquid  and not  subject  to the  investment  limitation  applicable  to  illiquid securities.  In addition,  because Section 4(2) commercial paper is liquid,  the Trust intends  not  to  subject  such  paper  to any  limitation  applicable  to  restricted securities.

Illiquid securities include restricted  securities,  repurchase  agreements  providing for settlement on more than seven days' notice and OTC options.

Reverse Repurchase Agreements

Each  Fund  may  borrow  funds  for  temporary   purposes  by  entering  into  reverse
repurchase  agreements,  provided such action is consistent with the Fund's investment objective and  fundamental  investment  restrictions;  as a matter of non  fundamental policy,  each  Fund  intends  to  limit  total  borrowings  under  reverse  repurchase agreements  to no more  than  10% of the  value of its  total  assets.  Pursuant  to a reverse  repurchase  agreement,  a Fund will sell  portfolio  securities  to financial institutions  such  as  banks  or to  broker-dealers,  and  agree  to  repurchase  the securities  at a mutually  agreed-upon  date and price.  A Fund  intends to enter into reverse  repurchase  agreements  only to avoid  otherwise  selling  securities  during unfavorable  market conditions to meet  redemptions.  At the time a Fund enters into a reverse repurchase  agreement,  it will place in a segregated custodial account assets such as U.S.  Government  securities or other  liquid,  high-quality  debt  securities consistent with the Fund's  investment  objective  having a value equal to 100% of the repurchase price  (including  accrued  interest),  and will  subsequently  monitor the account  to  ensure  that  an  equivalent  value  is  maintained.  Reverse  repurchase agreements  involve the risk that the market  value of the  securities  sold by a Fund may  decline  below  the  price  at  which  a Fund  is  obligated  to  repurchase  the securities.  Reverse  repurchase  agreements are considered to be borrowings by a Fund under the 1940 Act.
Securities Lending

In order to  generate  additional  income,  each of the Funds  may lend its  portfolio securities  on a  short-term  basis to certain  brokers,  dealers  or other  financial institutions  selected by the Advisor and  approved by the  Trustees.  In  determining whether to lend to a particular broker, dealer or financial  institution,  the Advisor
will   consider   all  relevant   facts  and   circumstances,   including   the  size,
creditworthiness  and reputation of the borrower.  As a matter of fundamental  policy, the  aggregate  value  of all  securities  loaned  by each of the  Funds,  except  the
Dividend  Capture Fund,  International  Equity Fund,  Macro 100 Fund, Mid Corp America
Fund,  New  Economy  Fund,  Rotating  Markets  Fund and  Situs  Small Cap Fund may not
exceed 20% of a Fund's total assets (5% in the case of Michigan  Tax-Free  Fund).  Any loans made will be  continuously  secured  by  collateral  in cash or U.S.  government obligations  at least  equal  to 100% of the  value of the  securities  on loan.  As a matter of  non-fundamental  policy,  the Dividend Capture Fund,  International  Equity
Fund,  Macro 100 Fund,  Mid Corp America  Fund,  New Economy  Fund,  Rotating  Markets
Fund and  Situs  Small  Cap  Fund may each  lend  portfolio  securities  in an  amount representing  up to 33 1/3% of the value of their  total  assets  and the loan must be collateralized  by cash or U.S.  government  obligations.  It is each Fund's policy to maintain  collateral  in an amount equal to at least 102% of the current  market value of the loaned securities.
While  portfolio  securities  are on loan,  the borrower  will pay to the lending Fund any dividends or interest  received on the securities.  In addition,  the Fund retains all or a  portion  of the  interest  received  on  investment  of  the  collateral  or receives a fee from the borrower.  Although voting rights, or rights to consent,  with respect to the loaned  securities  pass to the borrower,  the lending Fund retains the right  to call  the  loans  at any  time on  reasonable  notice,  and it will do so to enable a Fund to  exercise  voting  rights on any  matters  materially  affecting  the investment. A Fund may also call such loans in order to sell the securities.

One of the  risks  in  lending  portfolio  securities,  as with  other  extensions  of credit,  is the  possible  delay in recovery  of the  securities  or possible  loss of rights in the  collateral  should the  borrower  fail  financially.  There is also the risk that, when lending portfolio  securities,  the securities may not be available to a Fund on a timely basis and a Fund may,  therefore,  lose the opportunity to sell the securities  at a  desirable  price.  In  addition,  in the event  that a  borrower  of securities  would  file  for  bankruptcy  or  become  insolvent,  disposition  of  the securities may be delayed pending court action.

Small Cap/Special Equity Situation Securities

Certain  Funds may invest in the  securities  of small  capitalization  companies  and companies in special  equity  situations.  Companies  are  considered  to have a small market  capitalization if their  capitalization is within the range of those companies in the  S&P  600 Small Cap Index.  Companies  are  considered  to be  experiencing
special   equity   situations   if  they  are   experiencing   unusual  and   possibly
non-repetitive developments, such as mergers; acquisitions;  spin-offs;  liquidations;
reorganizations;  and new products,  technology  or  management.  These  companies may offer greater  opportunities for capital  appreciation  than larger,  more established companies,  but investment in such companies may involve certain special risks.  These risks may be due to the  greater  business  risks of small size,  limited  markets and financial  resources,  narrow  product lines and frequent lack of depth in management.
The securities of such companies are often traded in the  over-the-counter  market and may not be traded in volumes  typical on a national  securities  exchange.  Thus,  the securities  of such  companies  may be less  liquid,  and  subject  to more  abrupt or
erratic  market  movements  than  securities  of  larger,   more  established   growth
companies.  Since a "special equity  situation" may involve a significant  change from a company's past  experiences,  the uncertainties in the appraisal of the future value of the company's  equity  securities  and the risk of a possible  decline in the value of the Funds' investments are significant.

Tax-Exempt Securities

Tax-exempt  securities are debt  obligations  the interest on which is, in the opinion of bond counsel for the issuing  governmental  entity or agency,  excluded  from gross income for federal  income tax  purposes.  Examples of tax-exempt  securities  include
fixed  and  floating  or  variable  rate  municipal  obligations,   tax-exempt  notes,
participation,  trust and partnership interests in municipal  obligations,  tax-exempt commercial paper, stand-by commitments and private activity bonds.

Tax-exempt  securities  are  issued to obtain  monies  for  various  public  purposes, including  the  construction  of a wide range of public  facilities  such as  bridges, highways,  roads,  schools,  water and sewer works, and other utilities.  Other public purposes for which tax-exempt  securities may be issued include refunding  outstanding obligations,  obtaining  monies for general  operating  expenses  and to lend to other public  institutions and facilities.  The two principal  classifications of tax-exempt securities  are general  obligation and limited  obligation  (or revenue)  securities.
General  obligation  securities  are  obligations  involving  the  credit of an issuer possessing  taxing  power  and are  payable  from the  issuer's  general  unrestricted revenues and not from any particular fund or source. The  characteristics  and methods of enforcement of general  obligation  securities vary according to the law applicable to the particular issuer.

Limited  obligation  securities  are payable  only from the  revenues  derived  from a particular  facility or class or facilities or, in some cases,  from the proceeds of a special excise or other specific  revenue  source,  and generally are not payable from the  unrestricted  revenues  of the  issuer.  Private  activity  bonds  generally  are limited  obligation  securities,  the credit and quality of which are usually directly related to the credit of the private user of the  facilities.  Payment of principal of and  interest  on these  bonds is the  responsibility  of the  private  user  (and any guarantor).

Tax-exempt  notes and  tax-exempt  commercial  paper are generally used to provide for short-term  capital needs,  seasonal  working  capital needs of  municipalities  or to provide interim construction  financing,  and generally have maturities of one year or less.  Tax-exempt notes include tax anticipation  notes (TANs),  revenue  anticipation notes (RANs) and bond  anticipation  notes (BANs).  TANs are issued to finance working capital  needs of  municipalities.  Generally,  they are  issued  in  anticipation  of various  seasonal tax revenues,  such as income,  sales,  use and business taxes,  and are payable  from these  specific  future  taxes.  RANs are issued in  expectation  of receipt of other  kinds of  revenue,  such as  federal  revenues  available  under the federal revenue sharing  programs.  BANs are issued to provide interim financing until long-term  financing can be arranged.  In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases,  tax-exempt  commercial paper is backed by letters of credit,  lending  agreements,  note  repurchase  agreements or other  credit  facility  agreements  offered  by banks or  other  institutions  and is actively traded.

Private  activity  bonds  (sometimes  called  "industrial  development  bonds") may be issued by or on  behalf of public  authorities  to  obtain  funds to  provide  certain privately owned or operated  facilities.  Because  dividends  attributable to interest on such  bonds may not be tax  exempt,  it may not be  desirable  for an  investor  to purchase  shares of a Fund which invests in private  activity  bonds, if such investor is a  "substantial  user" of facilities  which are financed by private  activity bonds or industrial development bonds or a "related person" of such a substantial user.

Tax-exempt  securities may be purchased  through the  acquisition of  certificates  of accrual or similar  instruments  evidencing  direct ownership of interest  payments or principal  payments,  or both, on tax-exempt  securities.  In such  arrangements,  any discount  accruing on a  certificate  or  instrument  that is purchased at a yield not greater  than the coupon rate of interest on the related  tax-exempt  securities  must be exempt  from  federal  income tax and  applicable  state  income  taxes to the same extent as interest  on such  tax-exempt  securities,  in the opinion of counsel to the initial seller of each such certificate or instrument.

Tax-exempt  securities  may also be acquired by  purchasing  from banks  participation interests  in  all or  part  of  specific  holdings  of  tax-exempt  securities.  Such participations  may be backed in whole or in part by an  irrevocable  letter of credit or  guarantee  of the selling  bank.  A Fund will have the right to sell the  interest back to the bank or other financial  institutions  and draw on the letter of credit on demand,  generally  on  seven  days'  notice,  for  all or  any  part  of  the  Fund's participation  interest  in the par value of the  municipal  obligation  plus  accrued interest.  the Advisor will  generally  exercise the demand on a letter of credit only under  the  following  circumstances:  (1)  upon  default  of any of the  terms of the documents of the  municipal  obligation,  (2) as needed to provide  liquidity in order to  meet  redemptions,  or  (3)  in  order  to  maintain  a  high  quality  investment portfolio.  The selling  bank may receive a fee in  connection  with the  arrangement.
Banks and financial  institutions  are subject to extensive  governmental  regulations which may limit the amounts and types of loans and other  financial  commitments  that may be made and interest  rates and fees which may be charged.  The  profitability  of banks and financial  institutions is largely  dependent upon the availability and cost of  capital  funds  to  finance  lending  operations  under  prevailing  money  market
conditions.   General  economic   conditions  also  play  an  important  part  in  the
operations  of these  entities and  exposure to credit  losses  arising from  possible financial  difficulties  of  borrowers  may affect the ability of a bank or  financial institution to meet its obligations with respect to a participation  interest.  A Fund which  purchases  a  participation  interest  must  receive an opinion of counsel or a ruling of the  Internal  Revenue  Service  stating that  interest  earned by it on the tax-exempt  securities in which it holds such participation  interest is excluded from gross  income for federal  regular  income tax purposes  and  applicable  state income taxes.

Prices and yields on  tax-exempt  securities  are  dependent  on a variety of factors, including  general money market  conditions,  the  financial  condition of the issuer,
general  conditions  in  the  market  for  tax-exempt  obligations,   the  size  of  a
particular  offering,  the  maturity  of the  obligation  and  ratings  of  particular issues,  and are subject to change from time to time.  Information about the financial condition  of an issuer of  tax-exempt  bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Congress or state  legislatures  may seek to extend the time for payment of  principal or interest,  or both, or to impose other  constraints  upon enforcement of tax-exempt securities.  There is also the  possibility  that,  as a result of litigation or other conditions,  the  power  or  ability  of  issuers  to meet  their  obligations  to pay interest on and principal of their  tax-exempt  securities may be materially  impaired or their obligations may be found to be invalid or  unenforceable.  Such litigation or conditions may from time to time have the effect of introducing  uncertainties  in the market for tax exempt  obligations  or certain  segments  thereof,  or may  materially affect the credit risk with respect to particular  bonds or notes.  Adverse  economic, business,  legal or political  developments might affect all or a substantial  portion of  tax-exempt  securities  in the same manner.  Obligations  of issuers of tax-exempt securities  are subject to the  provisions of  bankruptcy,  insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

The Code imposes certain continuing  requirements on issuers of tax-exempt  securities regarding  the use,  expenditure  and  investment  of bond proceeds and the payment of rebates to the United  States of America.  Failure by the issuer to comply  subsequent to the issuance of  tax-exempt  bonds with certain of these  requirements  could cause interest on the bonds to become  includable  in gross income  retroactive  to the date of issuance.

The Ohio  Tax-Free  Fund may not invest in private  activity  bonds if the interest is treated as a  preference  item for  purposes  of the federal  alternative  minimum tax
(AMT).  Shareholders  should  consult  their own tax advisor  regarding  the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. Government Securities
U.S.  government  securities are securities that are either issued or guaranteed as to
payment  of  principal  and  interest  by  the  U.S.   government,   its  agencies  or
instrumentalities.  U.S.  government  securities are limited to: direct obligations of the U.S. Treasury,  such as bills,  notes, and bonds of the U.S. Treasury,  and notes,
bonds,  and  discount  notes  of  U.S.  Government   agencies  or   instrumentalities,
including certain mortgage securities.

Some  obligations  issued or guaranteed by agencies or  instrumentalities  of the U.S.
government,   such  as  Government   National   Mortgage   Association   participation
certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such  obligations  are only supported by: the issuer's right to borrow an amount limited  to a  specific  line of  credit  from the U.S.  Treasury;  the  discretionary authority  of the U.S.  government  to purchase  certain  obligations  of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S governmetn include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home
Administration, Federal Financing Bank, General Services Administration, Department
of Housing and Urban Development, Export-Import Bank, Overseas Private Investment
Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S.
government and have no explicit financial support, including the Farm Credit System,
Financing Corporation, and Resolution Funding Corporation.

U.S. Treasury Security Futures Contracts and Options

U.S.  Treasury  security  futures  contracts  require  the seller to  deliver,  or the purchaser to take delivery of, the type of U.S.  Treasury  security  called for in the contract at a specified date and price.  Options on U.S. Treasury  securities  futures contracts  give the  purchaser  the right in return for the  premium  paid to assume a position  in a  U.S.  Treasury  security  futures  contract  at the  specified  option exercise  price at any time during the period of the option.  U.S.  Treasury  security futures  contracts and options on such  contracts are used to hedge against  movements in the value of tax-exempt securities.

Successful use of U.S.  Treasury  security futures contracts depends on the ability to predict the direction of interest  rate  movements and the effects of other factors on the  value  of debt  securities.  For  example,  the  sale of U.S.  Treasury  security futures  contracts  is used  to  hedge  against  the  possibility  of an  increase  in interest rates which would  adversely  affect the value of tax-exempt  securities held in a Fund's  portfolio.  If,  unexpectedly,  the prices of the  tax-exempt  securities increase  following  a decline in  interest  rates,  the Fund will lose part or all of the benefit of the increased  value of its  securities  which it has hedged because it
will  have  offsetting  losses  in  its  futures  positions.   In  addition,  in  such
situations,  if the Fund has  insufficient  cash,  it may have to sell  securities  to meet daily maintenance  margin  requirements at a time when it may be  disadvantageous to do so.

There  is  also  a risk  that  price  movements  in  U.S.  Treasury  security  futures contracts  and related  options will not  correlate  closely  with price  movements in markets  for  tax-exempt  securities.  For  example,  if a Fund has  hedged  against a decline in the values of  tax-exempt  securities  held by it by selling U.S.  Treasury securities futures and the value of U.S. Treasury  securities  subsequently  increases while the value of its  tax-exempt  securities  decreases,  the Fund will incur losses on both its U.S. Treasury  security futures  contracts and its tax-exempt  securities.
the  Advisor  will seek to reduce  this risk by  monitoring  movements  in markets for
U.S. Treasury security futures and options and for tax-exempt securities closely.

Warrants

Warrants are basically  options to purchase  common stock at a specific price (usually at a premium  above the market value of the optioned  common stock at issuance)  valid for a  specific  period of time.  Warrants  may have a life  ranging  from less than a year to twenty years or may be  perpetual.  However,  most  warrants  have  expiration dates after which they are worthless.  In addition,  if the market price of the common stock does not exceed the  warrant's  exercise  price  during the life of the warrant, the  warrant  will  expire  as  worthless.  Warrants  have no  voting  rights,  pay no dividends,  and have no rights with respect to the assets of the  corporation  issuing them.  The  percentage  increase or  decrease  in the market  price of the warrant may tend to be greater  than the  percentage  increase or decrease in the market  price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery  transactions  are arrangements  through which a Fund purchases  securities  with payment and delivery  scheduled for a future time. No fees or other  expenses,  other than  normal  transaction  costs,  are  incurred.  However, liquid assets of the  purchasing  Fund  sufficient to make payment for the  securities are segregated on the Fund's  records at the trade date.  These assets are then marked to market daily and  maintained  until the  transaction  has been settled.  A seller's failure to complete a  transaction  may cause a Fund to miss a desired price or yield.
In addition,  because of delayed settlement,  a Fund may pay more than market value on the  settlement  date.  the  Advisor  may choose to dispose of a  commitment  prior to settlement.
With the  exception of the  Mortgage  Securities  Fund,  which may invest up to 35% of its total assets in securities  purchased on a when-issued or delayed  delivery basis, the Dividend  Capture Fund,  the Mid Corp America Fund,  the New Economy Fund, and the
Situs Small Cap Fund,  which may invest up to 25% of their total assets in  securities purchased on a when-issued or delayed  delivery basis,  and the  International  Equity
Fund and Macro 100 Fund,  which have no such  restrictions  on total  assets,  none of the Funds intend to engage in  when-issued  and delayed  delivery  transactions  to an extent  that  would  cause the  segregation  of more than 20% of the total  value of a
Fund's assets.
Zero-coupon Securities

Zero-coupon  securities are debt obligations  which are generally issued at a discount and payable in full at  maturity,  and which do not  provide  for current  payments of interest prior to maturity.  Zero-coupon  securities  usually trade at a deep discount from their face or par value and are  subject to  greater  market  value  fluctuations from changing  interest  rates than debt  obligations of comparable  maturities  which make  current  distributions  of  interest.  As a result,  the NAV of shares of a Fund investing in  zero-coupon  securities  may fluctuate  over a greater range than shares of other  Funds  and  other  mutual  funds  investing  in  securities  making  current distributions of interest and having similar maturities.

Zero-coupon  securities may include U.S.  Treasury  bills issued  directly by the U.S.
Treasury or other  short-term debt  obligations,  and  longer-term  bonds or notes and
their  unmatured   interest  coupons  which  have  been  separated  by  their  holder, typically  a custodian  bank or  investment  brokerage  firm.  A number of  securities firms and banks have  stripped the  interest  coupons  from the  underlying  principal
(the  "corpus")  of U.S.  Treasury  securities  and resold them in  custodial  receipt programs with a number of different  names,  including  TIGRS and CATS. The underlying
U.S.  Treasury bonds and notes  themselves are held in book-entry  form at the Federal
Reserve  Bank or,  in the case of bearer  securities  (i.e.,  unregistered  securities which are owned  ostensibly  by the bearer or holder  thereof),  in trust on behalf of the owners thereof.

In addition,  the U.S. Treasury has facilitated  transfers of ownership of zero-coupon securities  by  accounting  separately  for the  beneficial  ownership  of  particular interest coupons and corpus payments on U.S. Treasury  securities  through the Federal
Reserve   book-entry   record-keeping   system.   The  Federal  Reserve  program,   as
established  by the  U.S.  Treasury  Department,  is known as  "STRIPS"  or  "Separate
Trading  of  Registered  Interest  and  Principal  of  Securities."  Under the  STRIPS
program,  a Fund  will be  able to have  its  beneficial  ownership  of U.S.  Treasury zero-coupon  securities recorded directly in the book-entry  record-keeping  system in lieu of having to hold  certificates  or other evidence of ownership of the underlying
U.S.  Treasury  securities.   When  debt  obligations  have  been  stripped  of  their
unmatured  interest  coupons by the holder,  the stripped coupons are sold separately.
The  principal or corpus is sold at a deep  discount  because the buyer  receives only the right to receive a future  fixed  payment on the security and does not receive any rights to periodic cash  interest  payments.  Once  stripped or separated,  the corpus and coupons  maybe sold  separately.  Typically,  the coupons are sold  separately  or grouped with other  coupons with like  maturity  dates and sold in such bundled  form.
Purchasers of stripped obligations  acquire, in effect,  discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

                                   INVESTMENT RISKS

There are many  factors  which may  affect an  investment  in the  Funds.  The  Funds'
principal  risks  are  described  in  the  Prospectus.  Additional  risk  factors  are outlined below.

Concentration Risk

When a Fund invests more than 25% of its net assets in  securities  of issuers  within a particular  geographic  region, it is subject to increased risk. As is the case with respect to each of the single state Funds,  performance  will generally  depend on the region's  performance,  which may  differ in  direction  and  degree  from that of the overall  stock  market.  In addition,  financial,  economic,  business  and  political developments affecting the region may have a greater effect on these Funds.
Credit (or Default) Risk

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the  possibility  that a party to a transaction  involving a Fund will fail to meet its  obligations.  This  could  cause a Fund to lose the  benefit of the  transaction  or  prevent  a Fund  from  selling  or buying  other  securities  to implement its investment strategy.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Additionally, the Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union (EMU).Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the
Fund's investments.

Derivative Contracts Risk

The use of derivative  contracts  involves risks different  from, or possibly  greater
than,  the  risks   associated  with  investing   directly  in  securities  and  other
traditional  investments.  First,  changes in the value of the derivative contracts in which  a Fund  invests  may  not be  correlated  with  changes  in  the  value  of the underlying  asset or if they are correlated,  may move in the opposite  direction than originally  anticipated.  Second,  while some  strategies  involving  derivatives  may reduce  the risk of loss,  they may also  reduce  potential  gains or, in some  cases, result in losses by  offsetting  favorable  price  movements  in  portfolio  holdings.
Third,  there is a risk that  derivatives  contracts  may be mispriced  or  improperly valued  and,  as a result,  a Fund may need to make  increased  cash  payments  to the counterparty.  Finally,  derivative  contracts  may cause a Fund to realize  increased ordinary  income or  short-term  capital  gains (which are treated as ordinary  income
for  Federal   income  tax  purposes)   and,  as  a  result,   may  increase   taxable
distributions  to  shareholders.  Derivative  contracts  may also involve  other risks described in this Prospectus,  such as interest rate,  credit,  liquidity and leverage risks.
Equity Risk

Equity risk is the risk that stock  prices will fall  quickly  and  dramatically  over short or  extended  periods  of  time.  Stock  markets  tend to move in  cycles,  with periods of rising prices and period of falling prices.  Often,  dramatic  movements in prices occur in response to reports of a company's  earnings,  economic  statistics or other factors which affect an issuer's profitability.

To  the  extent  that a Fund  invests  in  smaller  capitalization  stocks,  it may be subject  to greater  risks  than those  associated  with  investment  in larger,  more established  companies.  Small companies tend to have limited  product lines,  markets or  financial  resources,  and may be  dependent on a small  management  group.  Small company stocks may be subject to more abrupt or erratic price  movements,  for reasons such as lower trading  volumes,  greater  sensitivity to changing  conditions and less certain  growth  prospects.  Additionally,  there are fewer  market  makers  for these stocks and wider spreads  between quoted bid and asked prices in the  over-the-counter market  for  these  stocks.  Small  cap  stocks  also tend to be  subject  to  greater liquidity risk,  particularly during periods of market disruption,  and there is often less publicly available information concerning these securities.

Extension Risk

Extension risk is the  possibility  that rising  interest rates may cause  prepayments to occur at a slower than expected rate. This  particular risk may effectively  change a security which was considered  short- or  intermediate-term  at the time of purchase into a long-term  security.  Long-term  securities  generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs
Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the
United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign  countries  may have  restrictions  on foreign  ownership of securities or may impose exchange  controls,  capital flow  restrictions  or  repatriation  restrictions which could adversely affect the liquidity of a Fund's investments.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.  However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
Investment Style Risk

The risk that the  particular  type of  investment  on which a Fund  focuses  (such as small cap value  stocks or  large-cap  growth  stocks)  may  underperform  other asset classes or the overall  market.  Individual  market segments tend to go through cycles of performing  better or worse than other types of securities.  These periods may last as long as several  years.  Additionally,  a particular  market segment could fall out of favor  with  investors,  causing a Fund that  focuses  on that  market  segment  to underperform those that favor other kinds of securities.

Leverage Risk
Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a
Fund's risk of loss and potential for gain.

Liquidity Risk

Liquidity  risk  refers  to the  possibility  that a Fund  may  not be  able to sell a security  or close out a  derivative  contract  when it wants to. If this  happens,  a
Fund will be  required to continue  to hold the  security or keep the  position  open, and a Fund could incur  losses.  OTC  derivative  contracts  generally  carry  greater liquidity risk than exchange-traded contracts.

Market Risk

The  risk  that  a  security's  market  value  may  decline,   sometimes  rapidly  and
unpredictably.  These  fluctuations  may cause a  security  to be worth  less than the price the  investor  originally  paid for it, or less than it was worth at an  earlier time.  Market risk may affect a single  issuer,  industrial  sector or the market as a whole. For fixed-income  securities,  market risk is largely  influenced by changes in interest  rates.  Rising  interest  rates  typically  cause  the  value  of  bonds  to decrease, while falling rates typically cause the value of bonds to increase.

Prepayment and Call Risk

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with

lower interest rates, higher credit risks, or other less favorable characteristics.
Security-Specific Risk

Security-specific  risk is the risk that the  value of a  particular  security  may or may not move in the same  direction  as the market as a whole.  All Funds are  subject to this type of risk.

Special Risk Factors  Applicable to the Ohio Municipal  Money Market Fund and the Ohio
Tax-Exempt Fund

Since these Funds invest  primarily in issuers from Ohio,  the Funds may be subject to additional risks compared to funds that invest in multiple  states.  Ohio's economy is relatively  diversified  across the  manufacturing,  agriculture and services sectors.
However,  the manufacturing  sector, in particular  automobile  manufacturing  related industries,  is still a major  employer  within  Ohio  and  exposes  the  state to the economic dislocations which occur within cyclical industries.

Special Risk Factors Applicable to the Michigan Tax-Free Fund

Since the Fund invests  primarily in issuers  from  Michigan,  the Fund may be subject to  additional  risks  compared to funds that invest in multiple  states.  Although it
has  diversified,   Michigan's   economy  is  still  heavily  dependent  upon  certain
industries,   especially  automobile,   manufacturing  and  related  industries.   Any
downturn in these industries may adversely affect the economy of the state.

Special Risk Factors Applicable to the Florida Tax-Free Money Fund

Since the Fund  invests  primarily  in  issuers  located in  Florida,  the Fund may be subject  to  additional  risks  compared  to funds  that  invest in  multiple  states.
Florida's  economy  is  centered  on the  trade  and  services  industry;  it is  also influenced  by  agriculture  and  tourism,  which is the main  driver  of the  state's economy.

                               INVESTMENT RESTRICTIONS

The following  investment  restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

Florida Tax-Free Money Fund, Money Market Fund, Ohio Municipal Money Market Fund,
U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Intermediate
Government Income Fund, Fixed Income Securities Fund, Michigan Tax-Free Fund,
Mortgage Securities Fund, Ohio Tax-Free Fund, and Short/Intermediate Fixed Income
Securities Fund may not:

       (1)  Except for the Tax-Exempt  Funds,  invest more than 5% of the value of its total assets in the  securities  of any one issuer (this  limitation  does not apply to securities  issued or  guaranteed  by the U.S.  Government or any of its  agencies  or  instrumentalities  or to  repurchase  agreements secured by such obligations).

       (2)  Purchase more than 10% of the voting securities of any issuer.

       (3)  Invest 25% or more of the value of its total assets (i) in  securities  of companies  primarily  engaged  in any one  industry  (other  than the U.S.
            Government,  its agencies and  instrumentalities  and  securities of other investment  companies),  and (ii) with respect to the Tax-Exempt Funds, in municipal  obligations  of one  issuer or which are  related in such a way that,  in the opinion of the Advisor,  an economic,  business or political
            development    other   than   state-wide,    national   or   international
            development)  affecting one such  municipal  obligation  would also affect others in a similar manner.  Such  concentration  may occur as a result of
            changes  in  the  market   value  of   portfolio   securities,   but  such
            concentration may not result from investment.

       (4)  Loan  more  than  20% of  the  Funds'  portfolio  securities  to  brokers,
            dealers  or  other  financial  organizations.   All  such  loans  will  be
            collateralized   by  cash  or  U.S.   Government   obligations   that  are
            maintained  at all  times  in an  amount  equal  to at  least  102% of the current value of the loaned securities.

       (5)  For all Funds  except the Florida  Tax-Free  Money Fund,  invest more than
            10% (15% in the case of the  Government  Income  Fund) of the value of its total  assets in  illiquid  securities  including  restricted  securities, repurchase  agreements of over seven days'  duration and OTC options.  The
            Florida  Tax-Free  Money Fund will not  invest  more than 10% of the value of its net  assets in such  illiquid  securities.  The Money  Market  Fund will  not  include  in  this  limitation  commercial  paper  issued  under
            Section 4(2) of the  Securities  Act of 1933 and certain other  restricted securities  which meet the criteria for  liquidity as  established  by the
            Trustees.

       (6)  Borrow  in  excess of 5% of its total  assets  (borrowings  are  permitted only as a temporary  measure for  extraordinary or emergency  purposes) or pledge  (mortgage)  its assets as  security  for an  indebtedness,  except that each of the Michigan  Tax-Free Fund,  Intermediate  Government Income
            Fund and  Florida  Tax-Free  Money Fund may borrow from banks up to 10% of the  current  value of its total net assets  for  temporary  or  defensive purposes  and those  borrowings  may be  secured by the pledge of not more than 15% (10% for the Florida  Tax-Free  Money Fund) of the current  value of its total net assets (but  investments  may not be  purchased  by these
            Funds while any such borrowings are outstanding).

       (7)  Invest  more  than 5% of its  total  assets in  securities  of any  issuer which,  together  with any  predecessor,  has been in  operation  for less than three years.

       (8)  Purchase  or sell real  estate or real estate  mortgage  loans;  provided, however,  that the Funds may invest in  securities  secured by real estate or interests  therein or issued by  companies  which invest in real estate or interests therein.

       (9)  Purchase or sell  commodities  or commodities  contracts,  or interests in oil, gas, or other mineral  exploration or development  programs provided, however,  that the Funds may  invest in  futures  contracts  for bona fide hedging  transactions,  as defined in the  General  Regulations  under the
            Commodity  Exchange Act, or for other  transactions  permitted to entities exempt from the definition of the term  commodity  pool operator,  as long as,  immediately  after entering a futures contract no more than 5% of the fair  market  value of the Funds'  assets  would be  committed  to initial margins.

       (10) Purchase  securities  on margin or effect  short  sales  (except  that the
            Funds may  obtain  such  short-term  credits as may be  necessary  for the clearance of purchases or sales of securities).

       (11) Engage in the  business  of  underwriting  securities  issued by others or purchase  securities,  other than time deposits and restricted  securities
            (i.e.,  securities  which  cannot  be  sold  without  registration  or  an
            exemption   from   registration),   subject   to  legal   or   contractual
            restrictions on disposition.

       (12) Make  loans to any  person or firm  except as  provided  below;  provided, however,  that the making of a loan shall not be  construed to include (i)
            the  acquisition  for  investment  of  bonds,  debentures,  notes or other evidences of  indebtedness  of any  corporation  or  government  which are publicly  distributed or of a type customarily  purchased by institutional investors (which are debt  securities,  generally rated not less than A by
            Moody's or S&P,  or the equivalent,  privately issued and purchased by such entities as banks,  insurance  companies and  investment  companies), or (ii) the entry into repurchase  agreements.  However, each of the Funds
            may  lend  its  portfolio   securities   to  brokers,   dealers  or  other
            institutional  investors  deemed  by the  Advisor,  the  Trust's  manager, pursuant to criteria  adopted by the Trustees,  to be creditworthy  if, as a result thereof,  the aggregate  value of all securities  loaned does not exceed  20% (5% in the case of the  Michigan  Tax-Free  Fund) of the value
            of  total  assets  and  the  loan  is   collateralized  by  cash  or  U.S.
            Government  obligations  that are  maintained  at all  times in an  amount equal  to at  least  102%  of the  current  market  value  of  the  loaned securities.  Such  transactions  will comply with all applicable  laws and regulations.

       (13) Purchase  from or sell  portfolio  securities  to  officers,  Trustees  or other  "interested  persons"  (as  defined  in the 1940 Act) of the Funds, including its investment  manager and its affiliates,  except as permitted by the 1940 Act and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase  or  retain  the  securities  of any  issuer  if,  to the  Funds'
            knowledge,  one or more of the  officers,  directors  or  Trustees  of the
            Trust,  the  investment  advisor or the  administrator,  individually  own beneficially  more than one-half of one percent of the  securities of such issuer and together own beneficially more than 5% of such securities.

       (16) Purchase the securities of other  investment  companies except by purchase in the open market  where no  commission  or profit to a sponsor or dealer results from such purchase  other than the customary  broker's  commission or except when such  purchase is part of a plan of merger,  consolidation,
            reorganization  or  acquisition  and  except  as  permitted   pursuant  to
            Section 12(d)(1) of the 1940 Act.

       (17) Under  normal  circumstances,  the Ohio  Tax-Free  Fund  will  invest  its assets so that at least 80% of the  income it  distributes  will be exempt from federal income tax and Ohio state income tax.

      (18)  Under normal  circumstances,  the Michigan  Tax-Free  Fund will invest its assets so that at least 80% of the  income it  distributes  will be exempt from federal income tax and Michigan state income tax.

      (19)  Under normal  circumstances,  the Florida  Tax-Free Money Fund will invest its  assets so that at least  80% of the  income  it  distributes  will be exempt from  federal  regular  income tax. If the Fund name  includes  the word  "tax-free"  the Fund will  invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.

      (20)  Under  normal  circumstances,  the Ohio  Municipal  Money Market Fund will invest its assets so that at least 80% of the income it  distributes  will be exempt from federal  regular  income tax and the personal  income taxes imposed by the State of Ohio and Ohio municipalities.

Except with respect to borrowing  money,  all  percentage  limitations  on investments will apply at the time of the  making of an  investment  and should not be  considered violated unless an excess or deficiency  occurs or exists  immediately  after and as a result of such investment.

Dividend  Capture Fund,  International  Equity Fund, Macro 100 Fund, Mid Corp
America  Fund,  New  Economy  Fund,  Rotating  Markets  Fund and Situs Small Cap Fund:

       (1)  May not  concentrate  investments  in a  particular  industry  or group of industries  as  concentration  is defined under the 1940 Act, or the rules or regulations  thereunder,  as such statute,  rules or regulations may be amended from time to time.

       (2)  May issue senior  securities  to the extent  permitted by the 1940 Act, or
            the  rules  or  regulations   thereunder,   as  such  statute,   rules  or
            regulations may be amended from time to time.

       (3)  May lend or borrow  money to the extent  permitted by the 1940 Act, or the rules or  regulations  thereunder,  as such statute,  rules or regulations may be amended from time to time.

       (4)  May  purchase  or  sell  commodities,   commodities   contracts,   futures
            contracts,  or real  estate to the extent  permitted  by the 1940 Act,  or
            the  rules  or  regulations   thereunder,   as  such  statute,   rules  or
            regulations may be amended from time to time.

       (5)  May  underwrite  securities  to the extent  permitted  by the 1940 Act, or
            the  rules  or  regulations   thereunder,   as  such  statute,   rules  or
            regulations may be amended from time to time.

(6)   May pledge,  mortgage or hypothecate  any of its assets to the extent  permitted by  the  1940  Act,  or the  rules  or  regulations  thereunder,  as  such statute, rules or regulations may be amended from time to time.

       (7)  May not change its  diversification  status without  shareholder  approval as required by the 1940 Act.
The  fundamental  limitations  of Dividend  Capture Fund,  International  Equity Fund,
Macro 100 Fund,  Mid Corp America Fund,  New Economy Fund,  Rotating  Markets Fund and
Situs Small Cap Fund have been adopted to avoid  wherever  possible  the  necessity of shareholder  meetings  otherwise required by the 1940 Act. This recognizes the need to react  quickly  to  changes  in  the  law  or  new  investment  opportunities  in  the securities markets and the cost and time involved in obtaining  shareholder  approvals for  diversely  held  investment  companies.  However,  the Funds  also  have  adopted non-fundamental  limitations,  set forth below,  which in some  instances  may be more
restrictive   than   their   fundamental   limitations.   Any   changes  in  a  Fund's
non-fundamental  limitations will be communicated to the Fund's  shareholders prior to effectiveness.
Note,  with respect to the Rotating  Markets Fund,  the Fund will not invest more than
25% of its total assets in the securities of exchange  traded funds which  concentrate
(i.e.,  invest more than 25% of their assets) in the same industry,  provided that (i)
through its investment in exchange  traded funds,  the Fund indirectly may invest more than 25% of its assets in one industry,  and (ii) the Fund will  concentrate more than
25% of its assets in the investment company industry.

1940  Act  Restrictions.   Under  the  1940  Act,  and  the  rules,   regulations  and
interpretations  thereunder,  a "diversified company," as to 75% of its totals assets, may not purchase  securities of any issuer (other than  obligations  of, or guaranteed by, the U.S.  Government,  its agencies or its  instrumentalities  and  securities  of other  investment  companies) if, as a result,  more than 5% of the value of its total assets  would be  invested  in the  securities  of such issuer or more than 10% of the issuer's  voting  securities  would  be held by the  fund.  For the  Tax-Exempt  Funds
only,   as  a  matter  of   non-fundamental   policy,   they  will   comply  with  the
diversification  requirements of Rule 2a-7,  which are more rigorous.  "Concentration"
is  generally  interpreted  under  the 1940 Act to be  investing  more than 25% of net assets in an  industry  or group of  industries.  The 1940 Act limits  the  ability of investment companies to borrow and lend money and to underwrite  securities.  The 1940
Act currently  prohibits an open-end fund from issuing senior  securities,  as defined in the 1940 Act, except under very limited circumstances.

Additionally,  the 1940 Act limits the Funds ability to borrow money  prohibiting  the
Fund  from  issuing  senior  securities,  except  the  Fund may  borrow  from any bank provided that  immediately  after any such borrowing  there is an asset coverage of at least 300% for all  borrowings  by the Fund and  provided  further,  that in the event that such asset  coverage  shall at any time fall below 300%,  the Fund shall,  within three days  thereafter  or such longer  period as the SEC may  prescribe  by rules and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset coverage of such borrowing shall be at least 300%.

Regulatory  Compliance.  The Funds may  follow  non-fundamental  operational  policies that are more  restrictive  than  their  fundamental  investment  limitations,  as set forth in the  Prospectuses  and this SAI, in order to comply with  applicable laws and regulations,  including  the  provisions  of and  regulations  under the 1940 Act.  In particular,  the Money Market Funds will comply with the various  requirements of Rule
2a-7 (the Rule),  which regulates money market mutual funds.  The Funds will determine the  effective  maturity  of its  investments  according  to the  Rule.  The Funds may change  these  operational  policies  to reflect  changes in the laws and  regulations without the approval of its shareholders.

The following are non-fundamental policies of the indicated Fund:

U.S. Treasury Money Market Fund*

o     under normal  circumstances,  the U.S. Treasury Money Market Fund will invest at least  80% of its  "Assets"  (net  assets  plus the  amount of any  borrowings  for investment  purposes) in direct  obligations  of the U.S.  Treasury and  repurchase agreements collateralized by such obligations.

Income Equity Fund*

o     under normal  circumstances,  the Income Equity Fund will invest at least 80% of the  value of its  "Assets"  (net  assets  plus the  amount of any  borrowings  for investment purposes) in equity securities.
Macro 100 Fund

o     under normal  circumstances,  the Macro 100 Fund will invest at least 80% of its
   "Assets" (net assets plus the amount of any  borrowings  for  investment  purposes)
   in equity securities.
Mid Corp America Fund*

o     under normal  circumstances,  the Mid Corp America Fund will invest at least 80%
   of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment purposes) in common stocks of mid-cap companies.

o     under normal  circumstances,  the Mid Corp America Fund will invest at least 80%
   of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment purposes) in investments in the United States of America.

International Equity Fund*

o     under normal  circumstances,  the International Equity Fund will invest at least
   80% of the value of its  "Assets"  (net  assets  plus the amount of any  borrowings for investment purposes) in equity securities.

Rotating Markets Fund

o     under normal  circumstances,  the Rotating Markets Fund will invest at least 80%
   of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment purposes)  directly,  or  indirectly  through  index-based  securities,  in  equity stocks comprising the equity market segment chosen by the Advisor.

Situs Small Cap Fund*

o     under  normal  circumstances,  the Situs Small Cap Fund will invest at least 80%
   of the value of its  "Assets"  (net  assets plus the amount of any  borrowings  for investment purposes) in equity securities of small capitalization companies.

Fixed Income Securities Fund*

o     under  normal  circumstances,  the Fixed Income  Securities  Fund will invest at least  80% of the  value  of its  "Assets"  (net  assets  plus  the  amount  of any borrowings for investment purposes) in fixed income securities.

Intermediate Government Income Fund*

o     under  normal  circumstances,  the  Intermediate  Government  Income  Fund  will invest at least 80% of the value of its  "Assets"  (net  assets  plus the amount of any borrowings for investment purposes) in U.S. government securities.

Mortgage Securities Fund*

o     under normal  circumstances,  the Mortgage  Securities Fund will invest at least
   80% of the value of its  "Assets"  (net  assets  plus the amount of any  borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.
  * Except  for  Rotating  Markets  Fund and  Macro 100 Fund,  the  above  Funds  will provide  shareholders  with at least 60 days  prior  notice  of any  change in these policies as required by SEC Rule 35d-1.  These  policies  shall be  interpreted  and implemented  in  accordance  with its  purpose,  which is solely to comply with Rule
  35d-1.  However,  the Rotating Markets Fund and Macro 100 Fund will propose the same shareholder notice on a voluntary basis.

The following  investment  limitations  of the Dividend  Capture  Fund,  International
Equity  Fund,  Macro 100 Fund,  Mid Corp  America  Fund,  New Economy  Fund,  Rotating
Markets  Fund and Situs Small Cap Fund are  non-fundamental  policies.  The Funds will not:
       (1)  Invest in companies for the purpose of exercising control.

       (2)  Pledge,  mortgage  or  hypothecate  assets,  except  to  secure  temporary borrowings  permitted by the Fund's fundamental  limitation,  in aggregate amounts not to exceed 15% of total  assets  taken at current  value at the time of the  incidence of such loan,  except as permitted  with respect to securities lending.

       (3)  Purchase or sell real estate,  real estate limited  partnership  interest, commodities  or  commodities  contracts  (except that the Funds may invest in futures  contracts  and options on futures  contracts,  as disclosed in the  Prospectuses)  and interest in a pool of securities  that are secured
            by  interests  in  real  estate.   However,   subject  to  its   permitted
            investments,  the  Funds  may  invest in  companies  which  invest in real estate, commodities or commodities contracts.

       (4)  Make short  sales of  securities,  maintain a short  position  or purchase securities  on  margin,  except  that  the  Funds  may  obtain  short-term credits as necessary for the clearance of security transactions.

       (5)  Act as an  underwriter  of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

Portfolio Turnover

The  portfolio  turnover  rate of a Fund is  defined  by the SEC as the  ratio  of the lesser of annual  sales or purchases to the monthly  average  value of the  portfolio, excluding from both the numerator and the  denominator  securities  with maturities at the time of acquisition of one year or less. Under that  definition,  the Money Market
Funds will have no portfolio  turnover.  Portfolio  turnover  generally  involves some expense  to a Fund,  including  brokerage  commissions  or dealer  mark-ups  and other transactions costs on the sale of securities and reinvestment in other securities.
For the fiscal years ended  December 31, 2003 and 2002,  the portfolio  turnover rates for each of the following Funds were as follows:

------------------------------------------------------------------------------
Fund                                                    2003        2002
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dividend Capture Fund (1)                               108%        88%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Growth Fund                                             8%          15%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Income Equity Fund                                      85%         29%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
International Equity Fund                               48%         68%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mid Corp America Fund                                   29%         16%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
New Economy Fund                                        83%         39%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rotating Markets Fund(2)                                206%        102%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Situs Small Cap Fund                                    19%         9%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Fixed Income Securities Fund                            73%         54%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Intermediate Government Income Fund                     78%         60%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michigan Tax-Free Fund                                  17%         27%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mortgage Securities Fund                                71%         63%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ohio Tax-Free Fund                                      20%         28%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Short/Intermediate Fixed Income Securities Fund         51%         58%
------------------------------------------------------------------------------

(1) The Fund's higher portfolio turnover rate in 2003 was due to the Fund's investment policy which by nature is conducive to higher portfolio turnover when appropriate under market conditions.

(2) The increase in this Fund's portfolio turnover rate in 2002 and 2003 is due to its rotation of investments from one index to another in accordance with its investment goal and strategies.

                    WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

Trustees and Officers
The following  tables give information  about each Independent  Trustee and the senior officers  of the Trust.  Each  Independent  Trustee  oversees  all  portfolios  of the
Trust and serves for an indefinite term.  Information  about each Independent  Trustee is provided  below and includes each  person's:  name,  address,  birth date,  present position(s)  held with the  Trust,  principal  occupations  for the past  five  years, other  directorships  held, and total compensation  received as an Independent Trustee from the Trust and the  Huntington  Fund  Complex  for its most  recent  fiscal  year.
Unless  otherwise  noted,  the  business  address of each person  listed  below is c/o
Huntington  Funds,  5800  Corporate  Drive,  Pittsburgh,  PA Each  officer  is elected annually.  The  Huntington  Fund Complex  consists of two  investment  companies:  the
Trust  with 19  portfolios  and the  Huntington  VA  Funds  with 10  portfolios.  Each
Independent  Trustee  serves as Trustee  for all  portfolios  of the  Huntington  Fund
Complex.

As of  April  1,  2004,  the  Independent  Trustees  and  Officers  as a  group  owned approximately  797,872  Shares  (1.66%)  of the  Situs  Small Cap  Fund's  outstanding
Investment A Shares.

Independent Trustees Background and Compensation

                         rincipal Occupations during the past    Total
                         ive fiscal years, Previous              Compensation
Name                     osition(s) and Other Directorships      From Trust and
Birth Date              Peld                                     Huntington Fund
Positions Held with     f                                        Complex
Trust                   P                                        (past calendar
Date Service Began      H                                        year)
David S. Schoedinger*   Principal Occupation: Since 1965,        $27,250
Birth Date: November    Chairman of the Board, Schoedinger
27, 1942                Funeral Service.  Since 1987, CEO,
CHAIRMAN OF THE BOARD   Schoedinger Financial Services, Inc.
AND TRUSTEE             ---------------------------------------
Began serving: May
1990                    Previous Position: From 1992 to 1993,
                        President, Board of Directors of
                        National Selected Morticians (national
                        trade association for morticians).

                        Other Directorships Held: None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John M. Shary           Principal Occupations: Retired.          $24,750
Birth Date: November
30, 1930                Previous Positions: Member, Business
TRUSTEE                 Advisory Board, HIE-HEALTHCARE.COM
Began serving:          (formerly Hublink, Inc.)
October 1991            (1993-1997)(database integration
                        software); Member, Business Advisory
                        Board, Mind Leaders, Inc. (formerly
                        DPEC - Data Processing Education
                        Corp.) (1993-1996) (data processing
                        education); Member, Business Advisory
                        Board, Miratel Corporation
                        (1993-1995)(research and development
                        firm for CADCAM); Chief Financial
                        Officer of OCLC Online Computer
                        Library Center, Inc. (1978-1993);
                        Member, Board of Directors, Applied
                        Information Technology Research Center
                        (1987-1990); Member, Board of
                        Directors, AIT (1987-1990) technology.

                        Other Directorships Held: None

Thomas J. Westerfield   Principal Occupations: Since April       $23,500
Birth Date: April 19,   1993, Of Counsel, Cors & Bassett
1955                    LLC (law firm).
TRUSTEE
Began serving:          Other Directorships Held:  None
January 2001

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William R. Wise         Principal Occupations: Retired.          $24,000
Birth Date: October     ---------------------------------------
20, 1931
TRUSTEE                 Previous Positions: Corporate Director
Began serving: April    of Financial Services and Treasurer,
1991                    Children's Hospital, Columbus, Ohio;
                        Associate Executive Director and
                        Treasurer, Children's Hospital,
                        Columbus, Ohio (1985-1989).

                        Other Directorships Held:  None

* David S. Schoedinger became Chairman of the Funds on April 30, 2003.

OFFICERS**
Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust     P
--------------------------------------------------------------------------------
Daniel B. Benhase             Principal Occupations: Executive Vice President,
Birth Date: November 23,      Private Financial Group, Huntington Bancshares
1959                          Incorporated (June 2000 to present).
41 South High Street
Columbus, OH                  Previous Positions: Executive Vice President of
PRESIDENT                     Firstar Corporation and Firstar Bank, N.A.
Began Serving: August 2001    (prior to June 2000).
--------------------------------------------------------------------------------
Charles L. Davis, Jr.         Principal Occupations: Vice President, Managing
Birth Date: March 23, 1960    Director of Mutual Fund Services, Federated
1001 Liberty Avenue           Services Company (October 2002 to present);
Pittsburgh, PA                President, Edgewood Services, Inc., the Funds'
CHIEF EXECUTIVE OFFICER       distributor (March 2004 to present); Officer of
Began Serving: April 2003     various Funds distributed by Edgewood Services,
                              Inc. (December 2002 to present).

                              Previous Positions: Vice President, Edgewood
                              Services, Inc. (January 2000 to March 2004);
                              President, Federated Clearing Services (January
                              2000 to October 2002); Director, Business
                              Development, Mutual Fund Services, Federated
                              Services Company (September 1998 to December
                              2000).
--------------------------------------------------------------------------------
George Polatas                Principal Occupation: Assistant Vice President,
Birth Date: March 3, 1962     Federated Services Company; Vice President and
1001 Liberty Avenue           Assistant Treasurer of various funds distributed
Pittsburgh, PA                by Edgewood Services, Inc. (January 1997 to
VICE PRESIDENT                present).
Began Serving: July 2003
--------------------------------------------------------------------------------
Bryan C. Haft                 Principal Occupations: Vice President, BISYS
Birth Date: January 23, 1965  Fund Services Ohio, Inc. (June 2000 to present).
3435 Stelzer Road
Columbus, OH                  Previous Positions: Director, Client Services,
TREASURER                     BISYS Fund Services Ohio, Inc. (July 1998 to
Began Serving: April 2003     June 2000).
--------------------------------------------------------------------------------
Ronald J. Corn                Principal Occupation: Legal and Compliance
Birth Date: February 10,      Officer, The Huntington National Bank (August
1949                          1994 to present); Chief Compliance Officer,
41 South High Street          Huntington Asset Advisors, Inc. (May 2001 to
Columbus, OH                  present).
ANTI-MONEY LAUNDERING
COMPLIANCE OFFICER
Began serving: July 2003
--------------------------------------------------------------------------------
Victor R. Siclari             Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17,      (October 2002 to present).
1961
1001 Liberty Avenue           Previous Positions: Sr. Corporate Counsel and
Pittsburgh, PA                Vice President, Federated Services Company
SECRETARY                     (prior to October 2002).
Began Serving: August 2002
**    Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD OF TRUSTEES
             ommittee          ommittee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
Board       C                                                              Fiscal
Committee   M                 C                                            Year
Audit       David S.          The purposes of the Audit Committee are to   Three
            Schoedinger       oversee the Trust's accounting and
            John M. Shary     financial reporting policies and
            Thomas J.         practices; to oversee the quality and
            Westerfield       objectivity of the Trust's financial
            William R. Wise   statements and the independent audit
                              thereof; to consider the selection of
                              independent public accountants for the
                              Trust and the scope of the audit; and to
                              act as a liaison between the Trust's
                              independent auditors and the full Board of
                              Trustees.
Nominating  David S.          The purpose of the Nominating Committee is   None
            Schoedinger       to nominate a person or persons to serve
            John M. Shary     as a member of the Board of Trustees.  The
            Thomas J.         Nominating Committee will consider
            Westerfield       nominees recommended by Shareholders.  The
            William R. Wise   Nominating Committee is comprised of all
                              four members of the Board of Trustees.
                              Recommendations should be submitted to the
                              Nominating Committee in care of Huntington
                              Funds.
--------------------------------------------------------------------------------------
Special     David S.          The purpose of the Special Proxy Voting      None
Proxy       Schoedinger       Committee is to consider and determine how
Voting      John M. Shary     to vote on behalf of the Trust with
            Thomas J.         respect to specific votes referred by the
            Westerfield       Trust's Advisor.
            William R. Wise
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
TRUSTEES OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF INVESTMENT
COMPANIES1 AS OF DECEMBER 31, 2003

--------------------------------------------------------------------------------
          (1)                          (2)                (3) Aggregate Dollar
                                                             Range of Equity
                                                            Securities in All
                                                               Registered
                                                          Investment Companies
                           Dollar Range of Shares Owned   Overseen by Trustees
    Name of Trustee          in The Huntington Funds        in the Huntington
                                                          Family of Investment
                                                                Companies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David S. Schoedinger                                          Over $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Money Market Fund             $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Mid Corp America Fund         $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Situs Small Cap Fund          $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Mortgage Securities            Over $100,000
   Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John M. Shary                                               $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Growth Fund                   $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Income Equity Fund            $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Westerfield                                         Over $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Money Market Fund                $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Growth Fund                   $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   International Equity             $1-$10,000
   Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Rotating Markets Fund            $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Dividend Capture Fund         $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Mid Corp America Fund         $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   New Economy Fund              $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William R. Wise                                               Over $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Fixed Income Fund             $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Ohio Tax-Free Fund            $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Growth Fund                      $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Income Equity Fund            $10,001- $50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Mid Corp America Fund         $10,001- $50,000
--------------------------------------------------------------------------------
(1) The "Huntington Family of Investment Companies" refers to both the Trust and
Huntington VA Funds, as both  are held out to investors as related entities for investor or investment purposes

Investment Advisor
On May 12, 2001,  Huntington  Bank  reorganized its investment  advisory  services and
created  Huntington  Asset  Advisors,   Inc.,  (Advisor)  a  separate,   wholly  owned
subsidiary  of  Huntington  Bank.  The Advisor  has  replaced  Huntington  Bank as the investment  advisor to the Trust.  Following the  reorganization,  the  management and investment advisory personnel of Huntington Bank that provided  investment  management services  to the  Trust  will  continue  to do so as  the  personnel  of the  Advisor.
Additionally,   the  Advisor  is  wholly  owned  and  otherwise  fully  controlled  by
Huntington  Bank.  As a  result,  this  transaction  is  not  an  "assignment"  of the investment  advisory  contract  (and  sub-advisory  contract) for purposes of the 1940
Act and, therefore, a shareholder vote is not required.

Huntington  Bank is an indirect,  wholly-owned  subsidiary  of  Huntington  Bancshares
Incorporated  (HBI) and is deemed to be  controlled by HBI. With $30 billion in assets as of December  31,  2003,  HBI is a major  Midwest  regional  bank  holding  company.
Through its  subsidiaries  and affiliates,  HBI offers a full range of services to the
public,   including:   commercial  lending,   depository  services,  cash  management,
brokerage  services,  retail  banking,   international  services,   mortgage  banking,
investment advisory services and trust services.

Under the investment  advisory  agreements  between the Trust and Advisor  (Investment
Advisory Agreements),  the Advisor, at its expense,  furnishes a continuous investment program for the various  Funds and makes  investment  decisions on their  behalf,  all subject to such  policies as the  Trustees may  determine.  Investment  decisions  are subject to the  provisions  of the Trust's  Declaration  of Trust and By-laws,  and of the 1940 Act.  In  addition,  the Advisor  makes  decisions  consistent  with a Fund's
investment   objectives,   policies,   and   restrictions,   and  such   policies  and
instructions as the Trustees may, from time to time, establish.

Depending  on the  size of the  Fund,  fees  payable  under  the  Investment  Advisory
Agreements  may be higher than the  advisory fee paid by most mutual  funds,  although the  Trustees  believes  it will be  comparable  to  advisory  fees paid by many funds having  similar  objectives  and policies.  The Advisor may from time to time agree to voluntarily  reduce its advisory fee,  however,  it is not currently doing so for each
Fund.  While there can be no  assurance  that the Advisor  will choose to make such an agreement,  any  voluntary  reductions  in the  Advisor's  advisory fee will lower the
Fund's  expenses,  and thus  increase  the Fund's yield and total  return,  during the period such voluntary reductions are in effect.

The Investment  Advisory  Agreements  provide that the Advisor shall not be subject to any  liability  for any error of judgment  or mistake of law or for any loss  suffered by the  Trust  in  connection  with  the  matters  to which  the  Investment  Advisory
Agreements  relate,  except a loss  resulting  from a breach  of  fiduciary  duty with respect to the receipt of  compensation  for services or a loss resulting from willful misfeasance,  bad faith,  gross negligence,  or reckless  disregard of its obligations and duties on the part of the Advisor.

The Investment  Advisory  Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the  shareholders  of that Fund upon 60 days'  written  notice,  or by the  Advisor  on 90 days'  written  notice.  An
Investment  Advisory  Agreement may be amended only by a vote of the  shareholders  of the affected  Fund(s).  The Investment  Advisory  Agreements  also  terminate  without payment  of any  penalty  in the  event of its  assignment.  The  Investment  Advisory
Agreements  provide  that they will  continue in effect from year to year only so long as such  continuance  is approved at least  annually  with respect to each Fund by the vote of either the Trustees or the  shareholders  of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

From time to time,  the Advisor may use a portion of its  investment  advisory  fee to pay  for  certain  administrative  services  provided  by  financial  institutions  on
Investment A Shares or Investment B Shares of the Funds.

Because of the  internal  controls  maintained  by the Advisor to restrict the flow of non-public  information,  the  Funds'  investments  are  typically  made  without  any knowledge of the Advisor's or its affiliates' lending relationships with an issuer.

Approval of Investment Advisory Contract

The Investment  Advisory  Agreements with the Advisor were formally  considered by the
Trustees at meetings held on July 30, 2003, which included  detailed  discussions held outside the presence of fund  management  and the Advisor's  personnel.  In conducting its review,  the Trustees,  all of whom are  Independent  Trustees for purposes of the
1940 Act, were advised by independent  legal  counsel.  A major focus of the Trustees'
review was the review of detailed  reports  from  Lipper,  Inc.  ("Lipper")  a leading provider of data on the mutual fund  industry.  The Lipper  reports  provided  data on the levels of fee expenses  and fund  performance  within peer groups and  competitive
universes.   The  Trustees  also  reviewed  the  Advisor's  personnel,   policies  and
profitability.

The  Trustees'  review  addressed  a variety of  factors  including:  (1) the  nature, quality and extent of services  provided  to the Trust under the  Agreements;  (2) the
Trust's  investment  performance  and expenses under the  Agreements,  (3) information
comparing  the  Trust's   expenses  and  investment   performance  to  that  of  other
comparable  mutual  funds,  and (4) the  reasonableness  of the  profitability  of the
Advisor with respect to each portfolio in the Trust.

In addition to very detailed Lipper data, the Trustees reviewed  information  provided by the Advisor on  staffing,  including  the  recruiting  and  retention  of qualified investment  professionals.  The  Trustees  also  reviewed  the  investment  management processes  including the formulation of investment  strategies and the decision making process with respect to  individual  securities,  conflicts of interest and  brokerage practices for each fund.

As  disclosed  elsewhere  in this SAI,  the Advisor has soft  dollar  arrangements  by which brokers  provide  research to the Advisor in return for allocating  brokerage to such  brokers.  The  Trustees  carefully  considered  these  arrangements.  They  also considered  the costs and  benefits to  affiliates  of the  Advisor  such as costs and benefits  associated with the assumption of duties as  administrator  and custodian to the  Trust by  Huntington  Bank.  Also  considered  was the  business  reputation  and financial  resources of Huntington  Asset  Advisors,  Inc. and its ultimate  corporate parent, HBI.

Based on its review,  the Trustees  concluded  that the nature,  quality and extent of services  provided  to each Fund,  the  investment  performance  and  expenses of each
Fund, and the Advisor's  profitability,  were consistent with the  expectations of the
Trustees and the Funds' shareholders.

      The Trustees  approved  continuance  of the Investment  Advisory  Agreements and determined  the  compensation  payable under such  agreement to be fair and reasonable in light of the  Advisor's  services  and  expenses  and such  matters as the Trustees considered  to be relevant  in the  exercise of their  reasonable  business  judgment, including most particularly those identified above.

Sub-Advisor

The  Advisor  has  delegated  daily  management  of the Macro 100  Fund's  assets to a
Sub-Advisor,  Laffer Investments,  Inc. (Laffer Investments).  The Sub-Advisory fee is
paid by the Advisor and not by the Fund.  The address for Laffer  Investments  is 2908
Poston Avenue,  Nashville TN 37203.  As of December 31, 2003,  Laffer  Investments had
assets under management of approximately $210 million.

Effective May 1, 2001,  the Florida  Tax-Free  Money Fund no longer has a sub-advisor.
Prior to May 1, 2001,  the  sub-advisor  for the Florida  Tax-Free Money Fund was Fort
Washington  Investment Advisors,  Inc. ("Fort Washington").  From May 1, 2000 to April
30, 2001,  Fort  Washington,  whose address is 420 E. Fourth  Street,  Cincinnati,  OH
45202,  served as  sub-advisor  to the Florida  Tax-Free  Money Fund.  The Fund is now
managed by the Advisor.

For the period ended April 30, 2001,  the Advisor  paid  sub-advisory  fees of $75,771 to Fort Washington.

Effective  December  31,  2001,  the  International   Equity  Fund  no  longer  has  a
sub-advisor.  Prior to December 31, 2001, the sub-advisor for the International Equity
Fund was Federated Global Investment  Management Corp.  ("FGIM").  From May 1, 2001 to
December  31, 2001,  FGIM,  whose  address is 175 Water  Street,  New York,  NY 10038, served as sub-advisor to the Fund. The Fund is now managed by the Advisor.

For the fiscal year ended  December 31, 2001,  the Advisor paid  sub-advisory  fees of
$114,176 to FGIM.

Approval of Sub-Advisory Contract

A form of the sub-advisory  agreement  ("Agreement")  with Laffer  Investments and the
Advisor was  formally  considered  by the  Trustees at a meeting  held on February 11,
2004,  which  included  detailed   discussions  held  outside  the  presence  of  fund
management and the Advisor's and  Sub-Advisor's  personnel.  In conducting its review, the  Trustees,  all of whom are  Independent  Trustees  for  purposes of the 1940 Act, were advised by independent  legal counsel.  The Trustees'  review addressed a variety of factors  including:  (1) the nature,  quality and extent of services to be provided
to  the  Trust  under  the  Agreement;   (2)  the  Sub-Advisor's  investment  advisory
experience,  (3) expenses  under the  Agreement,  and (4)  information  comparing  the
Macro 100 Fund's  expenses to that of other  comparable  mutual  funds.  The  Trustees further  reviewed  staffing  information  about  the  Sub-Advisor  and the  investment processes to be employed by the Sub-Advisor with respect to the Macro 100 Fund.

The Trustees  considered  the business  reputation  of the  Sub-Advisor.  Based on its review,  the Trustees  approved the Agreement and determined the compensation  payable under  such  agreement  to be  fair  and  reasonable  in  light  of the  Sub-Advisor's services and expenses  and such matters as the Trustees  considered  to be relevant in the  exercise of their  reasonable  business  judgment,  including  most  particularly those identified above.
Glass-Steagall Act

The  Gramm-Leach-Bliley  Act of 1999 repealed certain provisions of the Glass-Steagall
Act that had  previously  restricted  the  ability  of banks and their  affiliates  to engage in certain  mutual fund  activities.  Nevertheless,  the  Advisor's  activities remain  subject  to,  and  may be  limited  by,  applicable  federal  banking  law and regulations.  The  Advisor and the  Sub-Advisor  believe  that they  possess the legal authority  to  perform  the  services  for the Funds  contemplated  by the  Investment
Advisory  Agreements and the Sub-Advisory  Agreement and described in the Prospectuses and this SAI and has so  represented  in the  Investment  Advisory  Agreements and the
Sub-Advisory  Agreement.  Future  changes  in either  federal  or state  statutes  and
regulations  relating  to  the  permissible   activities  of  banks  or  bank  holding
companies and the  subsidiaries  or affiliates of those  entities,  as well as further judicial  or  administrative  decisions  or  interpretations  of  present  and  future statutes and  regulations  could  prevent or restrict the Advisor from  continuing  to perform such services for the Trust.  Depending  upon the nature of any changes in the services  that could be provided by the  Advisor,  or the  Sub-Advisor,  the  Trustees
would  review the  Trust's  relationship  with the  Advisor  and the  Sub-Advisor  and consider taking all action necessary in the circumstances.

Should further  legislative,  judicial or  administrative  action prohibit or restrict the  activities  of the  Advisor,  its  affiliates,  and its  correspondent  banks  in connection  with  Customer  purchases  of Shares of the  Trust,  such  Banks  might be required  to  alter  materially  or  discontinue  the  services  offered  by  them  to
Customers.  It is not anticipated,  however,  that any change in the Trust's method of operations  would  affect  its NAV per  Share or  result  in  financial  losses to any
Customer.

Voting Proxies on Fund Portfolio Securities

The Trustees has delegated to the Advisor authority to vote proxies on the securities held in the Funds' portfolios.  The Advisor's proxy voting policies and procedures, which are set forth below, govern its voting of such proxies.

Proxy Voting Policies

It is the policy of the Advisor to vote proxies in the best interest of the shareholders of the Huntington Funds and the Huntington VA Funds (the "Funds").  The
Advisor will employ an independent third party (currently Institutional Shareholder
Service ("ISS")) to (i) research all proxies for which the Advisor has authority to vote, (ii) to recommend a vote according to the guidelines published by the independent third party and according to the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party, unless the
Special Proxy Voting Committee overrides the recommendation of the independent third party.

The President of the Advisor  will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with: (i) the Advisor fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

The following is a summary of the pre-determined proxy voting guidelines adopted by
ISS.  The Advisor has adopted these guidelines to further the interests of the Funds with respect to proxy voting matters.

1. Operational Matters

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
o     An auditor has a financial interest in or association with the company, and is therefore not independent
o     Fees for non-audit services are excessive, or
o     There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o     Attend less than 75 percent of the board and committee meetings without a valid excuse
o     Implement or renew a dead-hand or modified dead-hand poison pill
o     Ignore a shareholder proposal that is approved by a majority of the shares outstanding
o     Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o     Failed to act on takeover offers where the majority of the shareholders tendered their shares
o     Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
o     Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
o     Are audit committee members and the non-audit fees paid to the auditor are excessive

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
o     The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
o     Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications.
Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:
o     Designated lead director appointed from the ranks of the independent board members with clearly delineated duties
o     Majority of independent directors on board
o     All-independent key committees
o     Committee chairpersons nominated by the independent directors
o     CEO performance reviewed annually by a committee of outside directors
o     Established governance guidelines
o     Company performance.

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
The company should determine the appropriate ownership requirement.

Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:
o     Long-term financial performance of the target company relative to its industry; management's track record
o     Background to the proxy contest
o     Qualifications of director nominees (both slates)
o     Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. When voting in favor of the dissidents, we will also vote for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4. Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o     Purchase price
o     Fairness opinion
o     Financial and strategic benefits
o     How the deal was negotiated
o     Conflicts of interest
o     Other alternatives for the business
o     Non-completion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Impact on the balance sheet/working capital
o     Potential elimination of diseconomies
o     Anticipated financial and operating benefits
o     Anticipated use of funds
o     Value received for the asset
o     Fairness opinion
o     How the deal was negotiated
o     Conflicts of interest.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a
CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse
Leveraged Buyouts/Wrap Plans
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o     Dilution to existing shareholders' position
o     Terms of the offer
o     Financial issues
o     Management's efforts to pursue other alternatives
o     Control issues
o     Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o     The reasons for the change
o     Any financial or tax benefits
o     Regulatory benefits
o     Increases in capital structure
o     Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o     Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
o     Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeeze outs)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

Liquidations
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o     Prospects of the combined company, anticipated financial and operating benefits
o     Offer price
o     Fairness opinion
o     How the deal was negotiated
o     Changes in corporate governance
o     Change in the capital structure
o     Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes on proposals regarding private placements should be determined on a
CASE-BY-CASE basis. When evaluating these proposals the investor should review:
dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spin offs
Votes on spin offs should be considered on a CASE-BY-CASE basis depending on:
o     Tax and regulatory advantages
o     Planned use of the sale proceeds
o     Valuation of spin off
o     Fairness opinion
o     Benefits to the parent company
o     Conflicts of interest
o     Managerial incentives
o     Corporate governance changes
o     Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash out Provisions
Vote FOR proposals to opt out of control share cash out statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze out Provisions
Vote FOR proposals to opt out of state freeze out provisions.

Greenmail
Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation should be evaluated on a
CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Anti-takeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes
(including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
o     It is intended for financing purposes with minimal or no dilution to current
      Shareholders
o     It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a
CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin off.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, it is compared to a company-specific dilution cap.

The ISS model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:
o     Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
o     Cash compensation, and
o     Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a
CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a
CASE-BY-CASE basis giving consideration to the following:
o     Historic trading patterns
o     Rationale for the repricing
o     Value-for-value exchange
o     Option vesting
o     Term of the option
o     Exercise price
o     Participation.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o     Purchase price is at least 85 percent of fair market value
o     Offering period is 27 months or less, and
o     Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
o     Purchase price is less than 85 percent of fair market value, or
o     Offering period is greater than 27 months, or
o     VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related
Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing
ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to
its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:
o     Whether the proposal mandates that all awards be performance-based
o     Whether the proposal extends beyond executive awards to those of lower-ranking employees
o     Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes
Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
o     The parachute should be less attractive than an ongoing employment opportunity with the firm
o     The triggering mechanism should be beyond the control of management
o     The amount should not exceed three times base salary plus guaranteed benefits

9. Social and Environmental Issues

   A. Consumer Issues and Public Safety

Animal Rights
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
o     The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products)
o     The availability and feasibility of alternatives to animal testing to ensure product safety, and
o     The degree that competitors are using animal-free testing.
Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
o     The company has already published a set of animal welfare standards and monitors compliance
o     The company's standards are comparable to or better than those of peer firms,
      and
o     There are no serious controversies surrounding the company's treatment of animals

Drug Pricing
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
o     Whether the proposal focuses on a specific drug and region
o     Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
o     The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
o     Whether the company already limits price increases of its products
o     Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
o     The extent that peer companies implement price restraints

Genetically Modified Foods
Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:
o     The costs and feasibility of labeling and/or phasing out
o     The nature of the company's business and the proportion of it affected by the
      Proposal
o     The proportion of company sales in markets requiring labeling or GMO-free products
o     The extent that peer companies label or have eliminated GMOs
o     Competitive benefits, such as expected increases in consumer demand for the company's products
o     The risks of misleading consumers without federally mandated, standardized labeling
o     Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.
Vote AGAINST proposals to completely phase out GMOs from the company's products.
Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.
Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:
o     The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
o     The extent that peer companies have eliminated GMOs
o     The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products
o     Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs
o     The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of
GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
o     Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
o     Whether the company has adequately disclosed the financial risks of its sub-prime business
o     Whether the company has been subject to violations of lending laws or serious lending controversies
o     Peer companies' policies to prevent abusive lending practices.

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand smoke:
o     Whether the company complies with all local ordinances and regulations
o     The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
o     The risk of any health-related liabilities.
Advertising to youth:
o     Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
o     Whether the company has gone as far as peers in restricting advertising
o     Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
o     Whether restrictions on marketing to youth extend to foreign countries
Cease production of tobacco-related products or avoid selling products to tobacco companies:
o     The percentage of the company's business affected
o     The economic loss of eliminating the business versus any potential tobacco-related liabilities.
Spin off tobacco-related businesses:
o     The percentage of the company's business affected
o     The feasibility of a spin off
o     Potential future liabilities related to the company's tobacco business.

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

   C. Environment and Energy

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
o     Whether there are publicly available environmental impact reports;
o     Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o     The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
o     The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
o     The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
o     Environmentally conscious practices of peer companies, including endorsement of CERES
o     Costs of membership and implementation.

Environmental Reports
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o     The company's level of disclosure lags that of its competitors, or
o     The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
o     The nature of the company's business and the percentage affected
o     The extent that peer companies are recycling
o     The timetable prescribed by the proposal
o     The costs and methods of implementation
o     Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
o     The nature of the company's business and the percentage affected
o     The extent that peer companies are switching from fossil fuels to cleaner sources
o     The timetable and specific action prescribed by the proposal
o     The costs of implementation
o     The company's initiatives to address climate change
Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

   D. General Corporate Issues

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
o     The relevance of the issue to be linked to pay
o     The degree that social performance is already included in the company's pay structure and disclosed
o     The degree that social performance is used by peer companies in setting pay
o     Violations or complaints filed against the company relating to the particular social performance measure
o     Artificial limits sought by the proposal, such as freezing or capping executive pay
o     Independence of the compensation committee
o     Current company pay levels.

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
o     The company is in compliance with laws governing corporate political activities, and
o     The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.
Vote AGAINST proposals disallowing the company from making political contributions.
Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions.
Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

   E. Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
o     There are serious controversies surrounding the company's China operations, and
o     The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
o     The nature and amount of company business in that country
o     The company's workplace code of conduct
o     Proprietary and confidential information involved
o     Company compliance with U.S. regulations on investing in the country
o     Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
o     The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
o     Agreements with foreign suppliers to meet certain workplace standards
o     Whether company and vendor facilities are monitored and how
o     Company participation in fair labor organizations
o     Type of business
o     Proportion of business conducted overseas
o     Countries of operation with known human rights abuses
o     Whether the company has been recently involved in significant labor and human rights controversies or violations
o     Peer company standards and practices
o     Union presence in company's international factories
Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
o     The company does not operate in countries with significant human rights violations
o     The company has no recent human rights controversies or violations, or
o     The company already publicly discloses information on its vendor standards compliance.

MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride
Principles, taking into account:

o     Company compliance with or violations of the Fair Employment Act of 1989
o     Company anti-discrimination policies that already exceed the legal requirements
o     The cost and feasibility of adopting all nine principles
o     The cost of duplicating efforts to follow two sets of standards (Fair
      Employment and the MacBride Principles)
o     The potential for charges of reverse discrimination
o     The potential that any company sales or contracts in the rest of the United
      Kingdom could be negatively impacted
o     The level of the company's investment in Northern Ireland
o     The number of company employees in Northern Ireland
o     The degree that industry peers have adopted the MacBride Principles
o     Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

   F. Military Business

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
o     Whether the company has in the past manufactured landmine components
o     Whether the company's peers have renounced future production
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
o     What weapons classifications the proponent views as cluster bombs
o     Whether the company currently or in the past has manufactured cluster bombs or their components
o     The percentage of revenue derived from cluster bomb manufacture
o     Whether the company's peers have renounced future production

Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Space-Based Weaponization
Generally vote FOR reports on a company's involvement in space-based weaponization unless:
o     The information is already publicly available or
o     The disclosures sought could compromise proprietary information.

   G. Workplace Diversity

Board Diversity
Generally vote FOR reports on the company's efforts to diversify the board, unless:
o     The board composition is reasonably inclusive in relation to companies of similar size and business or
o     The board already reports on its nominating procedures and diversity initiatives.
Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
o     The degree of board diversity
o     Comparison with peer companies
o     Established process for improving board diversity
o     Existence of independent nominating committee
o     Use of outside search firm
o     History of EEO violations.

Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
o     The company has well-documented equal opportunity programs
o     The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o     The company has no recent EEO-related violations or litigation.
Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling
Generally vote FOR reports outlining the company's progress towards the Glass
Ceiling Commission's business recommendations, unless:
o     The composition of senior management and the board is fairly inclusive
o     The company has well-documented programs addressing diversity initiatives and leadership development
o     The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o     The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:
o     Whether the company's EEO policy is already in compliance with federal, state and local laws
o     Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
o     The industry norm for including sexual orientation in EEO statements
o     Existing policies in place to prevent workplace discrimination based on sexual orientation
Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:
o     Board structure
o     Director independence and qualifications
o     Attendance at board and committee meetings.
Votes should be withheld from directors who:
o     Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o     Ignore a shareholder proposal that is approved by a majority of shares outstanding
o     Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o     Are interested directors and sit on the audit or nominating committee, or
o     Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o     Past performance as a closed-end fund
o     Market in which the fund invests
o     Measures taken by the board to address the discount
o     Past shareholder activism, board activity
o     Votes on related proposals.

Proxy Contests
Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Past performance relative to its peers
o     Market in which fund invests
o     Measures taken by the board to address the issues
o     Past shareholder activism, board activity, and votes on related proposals
o     Strategy of the incumbents versus the dissidents
o     Independence of directors
o     Experience and skills of director candidates
o     Governance profile of the company
o     Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Proposed and current fee schedules
o     Fund category/investment objective
o     Performance benchmarks
o     Share price performance compared to peers
o     Resulting fees relative to peers
o     Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Stated specific financing purpose
o     Possible dilution for common shares
o     Whether the shares can be used for anti-takeover purposes.

Investment Company Act of 1940 Act Policies
Votes on the Investment Company Act of 1940 Act policies should be determined on a
CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Regulatory developments
o     Current and potential returns
o     Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current
SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction
Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
o     The fund's target investments
o     The reasons given by the fund for the change
o     The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non fundamental
Vote AGAINST proposals to change a fund's fundamental investment objective to
Non-fundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Political/economic changes in the target market
o     Consolidation in the target market
o     Current asset composition

Change in Fund's Sub-classification
Votes on changes in a fund's sub-classification should be determined on a
CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Current and potential returns
o     Risk of concentration
o     Consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Strategies employed to salvage the company
o     The fund's past performance
o     Terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
o     The degree of change implied by the proposal
o     The efficiencies that could result
o     The state of incorporation
o     Regulatory standards and implications.
Vote AGAINST any of the following changes:
o     Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o     Removal of shareholder approval requirement for amendments to the new declaration of trust
o     Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
o     Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
o     Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements
o     Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund's Domicile
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:
o     Regulations of both states
o     Required fundamental policies of both states
o     increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Fees charged to comparably sized funds with similar objectives
o     The proposed distributor's reputation and past performance
o     The competitiveness of the fund in the industry
o     Terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o     Resulting fee structure
o     Performance of both funds
o     Continuity of management personnel
o     Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
o     Performance of the fund's NAV
o     The fund's history of shareholder relations
o     The performance of other funds under the advisor's management.

V. Recordkeeping

In accordance with Rule 204-2, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision on how to vote, or that memorialized the basis for the decision.  The Advisor may rely on proxy statements filed on the SEC's
EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds' best interest and are not affected by the Advisor's conflicts of interest.  Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party's pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor.  For proxy votes for which the Advisor overrides the recommendation of the independent third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

Portfolio Transactions

The  Advisor may place  portfolio  transactions  with  broker-dealers  which  furnish, without cost,  certain research,  statistical,  and quotation services of value to the
Advisor and its  affiliates  in advising the Trust and other  clients,  provided  that they shall  always seek best price and  execution  with  respect to the  transactions.
Certain  investments  may be appropriate  for the Trust and for other clients  advised by the Advisor.  Investment  decisions for the Trust and other clients are made with a view to achieving their respective  investment  objectives and after  consideration of such factors as their current holdings,  availability of cash for investment,  and the size of their investments generally.  Frequently,  a particular security may be bought or sold for only one client or in different  amounts and at  different  times for more than one but less than all  clients.  Likewise,  a  particular  security may be bought for one or more clients when one or more other  clients are selling the  security.  In addition,  purchases  or  sales  of the  same  security  may be  made  for two or more clients of an  investment  advisor on the same day. In such event,  such  transactions will be  allocated  among  the  clients  in a manner  believed  by the  Advisor  to be equitable to each. In some cases,  this procedure  could have an adverse effect on the price or amount of the  securities  purchased or sold by the Trust.  Purchase and sale orders for the Trust may be  combined  with those of other  clients of the  Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its  regular  banking  operations,  the  Advisor  may make  loans to public companies.  Thus,  it may be  possible,  from  time to time,  for the Funds to hold or acquire the securities of issuers which are also lending  clients of the Advisor.  The lending  relationship  will not be a factor in the  selection  of  securities  for the
Funds.

Brokerage Allocation and Other Practices

Transactions  on U.S.  stock  exchanges  and other  agency  transactions  involve  the payment by a Fund of negotiated  brokerage  commissions.  Such  commissions vary among different  brokers.  Also,  a  particular  broker  may  charge  different  commissions
according  to  such  factors  as  the   difficulty   and  size  of  the   transaction.
Transactions  in foreign  securities  often  involve  the  payment of fixed  brokerage commissions,  which are  generally  higher than those in the United  States.  There is
generally   no  stated   commission   in  the  case  of   securities   traded  in  the
over-the-counter   markets,  but  the  price  paid  by  a  Fund  usually  includes  an undisclosed dealer commission or mark-up.  In underwritten  offerings,  the price paid by a  Fund  includes  a  disclosed,  fixed  commission  or  discount  retained  by the underwriter or dealer.

The Advisor  places all orders for the purchase and sale of portfolio  securities  for a Fund and buys and  sells  securities  for a Fund  through  a  substantial  number of brokers and  dealers.  In so doing,  it uses its best efforts to obtain for a Fund the best price and  execution  available.  In seeking  the best price and  execution,  the
Advisor,  having in mind a Fund's  best  interests,  considers  all  factors  it deems relevant,  including, by way of illustration,  price, the size of the transaction, the nature of the market for the  security,  the amount of the  commission,  the timing of the  transaction  taking  into  account  market  prices and  trends,  the  reputation, experience,  and financial  stability of the broker-dealer  involved,  and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment  advisory  business for advisors  of  investment  companies  and  other  institutional  investors  to  receive research,  statistical,  and  quotation  services  from  broker-dealers  that  execute portfolio  transactions  for  the  clients  of such  advisors.  Consistent  with  this practice,  the Advisor receives  research,  statistical,  and quotation  services from many  broker-dealers  with  which it  places a Fund's  portfolio  transactions.  These services,  which in some cases may also be  purchased  for cash,  include such matters as general  economic  and  security  market  reviews,  industry  and company  reviews, evaluations  of  securities,  and  recommendations  as to the  purchase  and  sale  of securities.  Some of these  services are of value to the Advisor and its affiliates in advising  various of their clients  (including  the Trust),  although not all of these services are  necessarily  useful and of value in managing the Trust.  The fee paid by a Fund to the Advisor is not reduced  because the Advisor and its  affiliates  receive such services.

As  permitted by Section  28(e) of the  Securities  Exchange Act of 1934,  as amended, and by the  Investment  Advisory  Agreements,  the  Advisor  may cause a Fund to pay a broker-dealer  that provides the brokerage and research  services  described  above an amount of disclosed  commission  for effecting a securities  transaction  for the Fund in excess of the  commission  which  another  broker-dealer  may charge for  effecting that  transaction.  The Advisor 's  authority  to cause a Fund to pay any such greater commissions  is also  subject to such  policies as the Trustees may adopt from time to time.
On  December  31,  2003,  certain  Funds owned  securities  of the  following  regular broker/dealers:

-----------------------------------------------------------------------------------
Fund                       Security               Security                Holdings
                             Type
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Dividend Capture Fund       Common    General Motors Corp.                $801,000
                             Stock
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Dividend Capture Fund      Preferred  General Motors Corp., 7.375%      $1,040,800
                             Stock
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Dividend Capture Fund      Preferred  Merrill Lynch Capital Trust V,      $299,860
                             Stock    7.280%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Dividend Capture Fund      Preferred  Morgan Stanley Capital Trust        $671,500
                             Stock    II, 7.250%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Dividend Capture Fund      Preferred  Lehman Brothers Holding Capital     $395,460
                             Stock    Trust, 8.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
International Equity Fund Mutual Fund Morgan Stanley India Investment   $2,495,700
                                      Fund
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Mid Corp America Fund       Common    Bear Stearns Companies, Inc.        $991,380
                             Stock
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Mid Corp America Fund       Common    Legg Mason, Inc.                  $1,041,930
                             Stock
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Fixed Income Securities    Corporate  Bear Stearns Companies, Inc.,     $1,001,362
Fund                         Bond     6.625%, 1/15/04
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Fixed Income Securities    Corporate  General Motors Acceptance         $1,077,127
Fund                         Bond     Corp., 6.875%, 9/15/11
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Fixed Income Securities    Corporate  General Motors Acceptance         $1,075,826
Fund                         Bond     Corp., 6.875%, 8/28/12
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Fixed Income Securities    Corporate  Goldman Sachs Group, Inc.,        $2,235,060
Fund                         Bond     6.600%, 1/15/12
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Fixed Income Securities    Corporate  Lehman Brothers Holdings,         $3,366,995
Fund                         Bond     7.500%, 9/1/06
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Short/Intermediate Fixed   Corporate  Bear Stearns Companies, Inc.,     $2,030,112
Income Securities Fund       Bond     3.000%, 3/30/06
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Short/Intermediate Fixed   Corporate  General Motors Acceptance         $1,073,549
Income Securities Fund       Bond     Corp., 6.750%, 1/15/06
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Short/Intermediate Fixed   Corporate     General Motors Acceptance      $2,148,216
Income Securities Fund       Bond          Corp., 6.125%, 8/28/07
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Short/Intermediate Fixed   Corporate     Lehman Brothers Holdings,      $2,039,888
Income Securities Fund       Bond             4.000%, 1/22/08
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Short/Intermediate Fixed   Corporate      Merrill Lynch & Co.,      $1,544,679
Income Securities Fund       Bond              6.550%, 8/1/04
-----------------------------------------------------------------------------------

Code of Ethics
Each of the Trust,  the Advisor,  the Sub-Advisor  and the Distributor  maintain Codes of Ethics which permit Fund  Trustees  and certain  employees to invest in  securities for their own  accounts,  including  securities  that may be  purchased or held by the
Fund,  subject  to  certain   preclearance  and  blackout   provisions  that  minimize
potential  conflicts  of interest.  As of the date of this SAI,  copies of these Codes of  Ethics  have been  filed  with the SEC as  exhibits  to the  Trust's  Registration
Statement.
Administrator

Federated, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the
Funds.  Federated provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

The  administrative  fee received during any fiscal year shall be at least $50,000 per
Fund.

Sub-Administrator

Huntington  Bank  serves  as  sub-administrator  to  the  Funds,  assisting  with  the provision  of  administrative  services  necessary  to operate  the Funds.  Huntington
Bank  receives a fee at the  following  annual rate of the average daily net assets of the Funds.

            ----------------------------------------------
                 Maximum       Average Daily Net Assets
            Sub-Administrative       of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
                  .060%          on the first $4 billion
            ----------------------------------------------
            ----------------------------------------------
                  .055%          on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
                  .050%          on  assets  in excess of
                                 $7 billion
            ----------------------------------------------

Financial Administrator

Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds.  For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares
(existing prior to December 1, 2001) of any Fund having more than one class of
Shares.

Administrative Services Agreement

The Trust has entered into an Administrative  Services  Agreement with Huntington Bank pursuant to which  Huntington Bank will perform certain  shareholder  support services with  respect to the Trust Shares and  Investment A Shares of each of the Funds.  Such shareholder  support  services may include,  but are not limited to, (i)  establishing and maintaining  shareholder  accounts and records  pertaining to such accounts;  (ii)
processing   dividend  and   distribution   payments  from  the  Funds  on  behalf  of
shareholders;  (iii) providing periodic  shareholder account statements of holdings in each of the Funds and integrating such  information with holdings  maintained in other accounts  serviced by Huntington  Bank; (iv) arranging for bank wires;  (v) responding
to  shareholder   inquiries   regarding   services   performed;   (vi)  responding  to
shareholder  inquiries  regarding their  investments;  (vii) providing  sub-accounting with respect to omnibus  accounts held by Huntington  through which  shareholders  are invested in the Funds and other  sub-accounting  requested by the Trust;  (viii) where required  by law,  forwarding  shareholder  communications  from  the  Trust  (such as
proxies,   shareholder  reports,  annual  and  semi-annual  financial  statements  and dividend,  distribution  and other tax  notices) to  shareholders;  (ix)  assisting in
processing  purchase,   exchange  and  redemption  requests  from  shareholders;   (x)
assisting  in   processing   changes  in   shareholder   dividend   options,   account
designations  and addresses of record;  (xi) processing  shareholder  participation in systematic  investment  and  systematic  withdrawal  programs;  and (xii)  such  other similar  services as the Trust may reasonably  request to the extent  permitted  under applicable laws.

In  consideration  for  such  services,  Huntington  is paid a fee by the  Funds  at a maximum  annual  rate of up to 0.25% of the  average  daily NAV of such Shares of each
Fund.
The  Administrative  Services  Agreement became effective on November 1, 2000 and will continue  in  effect  for a period of one  year,  and  thereafter  will  continue  for successive one-year periods, unless terminated by either party.

Expenses

The Trust's  service  providers bear all expenses in connection  with the  performance of their respective  services,  except that each Fund will bear the following expenses relating to its operations:  taxes, interest,  brokerage fees and commissions, if any, fees and travel  expenses of the Trustees who are not partners,  officers,  directors, shareholders  or employees of Huntington  Bank,  SEC fees and state fees and expenses, certain  insurance  premiums,  outside  and,  to the extent  authorized  by the Trust, inside  auditing  and legal fees and  expenses,  fees  charged by rating  agencies  in
having  the  Fund's  Shares  rated,   advisory  and  administration   fees,  fees  and
reasonable  out-of-pocket  expenses of the  custodian  and  transfer  agent,  expenses incurred for pricing  securities  owned by the Fund, costs of maintenance of corporate existence,  typesetting  and printing  Prospectuses  for  regulatory  purposes and for distribution to current  shareholders,  costs and expenses of shareholders and Trustee reports and meetings and any extraordinary expenses.

Distributor
The Fund's Distributor, Edgewood Services Inc., (Distributor) offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor, may pay out of its reasonable profits and other resources (including those of its affiliates)
advertising, marketing and other expenses for the benefit of the Funds. The
Distributor is a wholly-owned subsidiary of Federated Investors, Inc.

Distribution Plan (12b-1 Fees)

Consistent  with Rule 12b-1 under the 1940 Act,  the Trust has adopted a  Distribution
Plan  pursuant  to which the  Distributor  receives  fees from the Funds and, in turn, the  Distributor  may  pay  brokers,  dealers  and  other  financial  institutions  in connection  with  the sale  and  distribution  (and the  advancing  and  financing  of
commission   payments  to  financial   institutions  with  respect  to  the  sale)  of
Investment  A  Shares  and   Investment  B  Shares.   The   Distributor   may  advance
commissions to financial  institutions on the sale of certain  Investment A Shares and
Investment B Shares, and may vary the commission  amounts paid to different  financial institutions.  The Trust  expects that the  distribution  efforts  funded  through the use of 12b-1 fees will  increase  assets and therefore  reduce Fund  expenses  through economies of scale, and provide greater opportunities for diversified investments.

In accordance  with the  Distribution  Plan,  the  Distributor  or the Funds may enter into agreements with brokers and dealers  relating to  distribution  and/or  marketing services  with respect to the  Investment A Shares  and/or  Investment B Shares of the
Funds.  The  Distributor  or  the  Funds  may  also  enter  into  Rule  12b-1  related
agreements  with  administrators   (including  financial  institutions,   fiduciaries,
custodians  for  public  funds,  and  investment  advisors)  to  provide  distribution related and other  services with respect to  Investment A Shares  and/or  Investment B
Shares.   Separately,   the  Funds  and  the  Distributor  are  authorized  under  the
Distributor's  Contract to pay financial  institutions,  including Huntington Bank and its  affiliates,  a fee for  shareholder  services  at the annual rate of 0.25% of the average  daily  net  assets of  Investment  A Shares,  Investment  B Shares  and Trust
Shares.

Payments made under the  Distribution  Plan are made  regardless of expenses  incurred by the Distributor in providing these services.

For  each of the  Investment  A Shares  class  and  Investment  B  Shares  class,  the
Distribution  Plan may be terminated  with respect to any Fund by a vote of a majority of the Independent  Trustee, or by a vote of a majority of the outstanding  Investment
A Shares or Investment B Shares (as  applicable) of that Fund. The  Distribution  Plan may be amended  by vote of the  Trustees,  including  a  majority  of the  Independent
Trustees,  cast in  person at a  meeting  called  for such  purpose,  except  that any change in the  Distribution  Plan  that  would  materially  increase  the fee  payable thereunder  for either  Investment  A Shares or  Investment B Shares with respect to a
Fund requires the approval of the  shareholders of that Fund's  Investment A Shares or
Investment  B Shares (as  applicable).  The  Trustees  will review on a quarterly  and annual  basis  written  reports  of  the  amounts  received  and  expended  under  the
Distribution  Plan  (including  amounts  paid to brokers,  dealers and  administrators pursuant to any agreements  entered into under the  Distribution  Plan) indicating the purposes for which such expenditures were made."

The  Distribution  Plan  provides that it will continue in effect with respect to each
Fund  for  successive  one-year  periods,  provided  that  each  such  continuance  is specifically  approved (i) by the vote of a majority of the  Independent  Trustees and
(ii) by the vote of a majority  of the  Trustees,  cast in person at a meeting  called for  such  purpose.  For so long as the  Distribution  Plan  remains  in  effect,  the selection  and  nomination  of those  Trustees who are not  interested  persons of the
Trust (as  defined  in the 1940 Act)  shall be  committed  to the  discretion  of such independent persons.
For the  fiscal  year  ended  December  31,  2003,  the  Funds  named  below  paid the following  fees pursuant to the  Distribution  Plan for  Investment A and Investment B
Shares:

------------------------------------------------------------------------------------------------------------------
-----------------------    Florida Tax-Free         Money Market Fund      Ohio Municipal Money   U.S. Treasury
Fees Paid for the             Money Fund                                        Market Fund        Money Market
fiscal year ended                                                                                      Fund
December 31, 2003
                                                                           ----------------------
---------------------------------------------------------------------------                      -----------------
                               A Shares          A Shares      B Shares          A Shares            A Shares
                                                                           ---------------------------------------
------------------------------------------------------------------------------------------------------------------
-----------------------        $14,706           $699,143         $96            $269,940            $95,987
12b-1 Fees Paid               $(13,407)         $(438,330)       $(55)          $(188,214)          $(55,266)
(12b-1 Fees Waived)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
-----------------    Dividend Capture Fund             Growth Fund              Income Equity Fund      International Equity
Fees Paid for                                                                                                   Fund
the fiscal year
ended December
31, 2003
------------------------------------------------------------------------------------------------------------------------------
                  -------------    B Shares       A Shares      B Shares     A Shares       B Shares    A Shares   B Shares
                    A Shares
------------------------------------------------------------------------------------------------------------------------------
-----------------    $17,770       $63,201        $25,142       $29,627       $6,333        $37,368      $1,166     $1,792
12b-1 Fees Paid
------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
------------------     Mid Corp America Fund       New Economy Fund   Rotating Markets Fund      Situs Small Cap Fund
Fees Paid for the
fiscal year ended
December 31, 2003
---------------------------------------------------------------------------------------------------------------------------
                   ---------------   B Shares      A Shares     B Shares          A Shares         A Shares     B Shares
                      A Shares
---------------------------------------------------------------------------------------------------------------------------
------------------     $4,726         $30,163       $1,782       $9,348            $2,373            $469        $1,940
12b-1 Fees Paid
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
---------------- Fixed Income Securities Fund   Intermediate Government      Michigan Tax-Free Fund
Fees Paid for                                         Income Fund
the fiscal year
ended December
31, 2003
--------------------------------------------------------------------------------------------------------
                 --------------    B Shares       A Shares     B Shares     A Shares       B Shares
                    A Shares
--------------------------------------------------------------------------------------------------------
----------------     $5,070        $20,774        $21,095       $2,006       $14,968        $1,787
12b-1 Fees Paid
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
---------------- Mortgage Securities Fund      Ohio Tax-Free Fund      Short/Intermediate
Fees Paid for                                                             Fixed Income
the fiscal year                                                          Securities Fund
ended December
31, 2003
--------------------------------------------------------------------------------------------
                 ---------------------------------------------------------------------------
                 -------------  B Shares     A Shares     B Shares          A Shares
                   A Shares
                 --------------------------                           ----------------------
--------------------------------------------------------------------------------------------
----------------    $5,908        $654       $12,294       $5,232            $13,679
12b-1 Fees Paid
--------------------------------------------------------------------------------------------
Custodians

For each of the Funds, except the International  Equity Fund,  Huntington Bank acts as custodian.  For an annual  fee of  0.026% of each  Fund's  average  daily net  assets,
Huntington  Bank is generally  responsible  as custodian for the  safekeeping  of Fund
assets,   including  the   acceptance   or  delivery  of  cash  or  securities   where
appropriate,  registration of securities in the  appropriate  Fund name or the name of a  nominee,  maintenance  of bank  accounts  on  behalf  of the  Funds.  In  addition,
Huntington is  responsible  as record keeper for the creation and  maintenance  of all
Fund accounting records relating to custodian activities required by the 1940 Act.
State  Street  Bank  and  Trust  Company,   Quincy,  MA,  is  the  custodian  for  the
International  Equity  Fund.  Foreign  instruments  purchased  by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.
Transfer Agent and Dividend Disbursing Agent

Unified Fund  Services,  Inc.,  Indianapolis,  IN,  serves as the  transfer  agent and dividend disbursing agent for the Trust.

Independent Auditors
As of March 2, 2004, Ernst & Young LLP, Columbus, OH, began serving as the independent auditors for the Trust. Prior to that time, KPMG LLP served as independent auditors for the Trust.

Legal Counsel

Ropes  &  Gray LLP,  700 12th  Street,  NW Suite 900,  Washington,  DC 20005,  are
counsel to the Trust and will pass upon the legality of the Shares offered hereby.
                         FEES PAID BY THE FUNDS FOR SERVICES*
-----------------------------------------------------------------------------------------------------------------------
                      Florida Tax-Free Money Fund          Money Market Fund                  Ohio Municipal
                                                                                             Money Market Fund

                     --------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------
                       For the fiscal years ended      For the fiscal years ended       For the fiscal years ended
                              December 31,                    December 31,                     December 31,
                     --------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------
                       2003       2002      2001       2003       2002       2001       2003       2002        2001
-----------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid     $82,013   $91,429   $203,148  $2,085,173 $2,488,300 $2,825,526 $513,449    $610,811    $660,554
Advisory Fee Waived     $0         $0        $0         $0         $0         $0         $0         $0          $0
---------------------
-----------------------------------------------------------------------------------------------------------------------
Administrative Fee    $20,503   $22,857    $94,584   $550,553   $675,608  $1,448,503  $128,362   $150,353    $307,240
Paid
---------------------
-----------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid              $16,402   $18,285      N/A     $440,431   $540,479     N/A      $102,687   $124,510      N/A
---------------------
-----------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid   $25,099   $24,090    $3,475    $340,768   $421,268   $57,100    $88,780     $99,392    $12,108
---------------------
-----------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid        $0         $0        $0         $0         $0         $0         $0         $0          $0
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                 U.S. Treasury                   Dividend Capture Fund                Growth Fund
                               Money Market Fund
                     ------------------------------------------------------------------------------------------------------
                     ------------------------------------------------------------------------------------------------------
                          For the fiscal years ended           For the fiscal years ended      For the fiscal years ended
                                 December 31,                         December 31,                    December 31,
                     ------------------------------------------------------------------------------------------------------
                     ------------------------------------------------------------------------------------------------------
                         2003          2002        2001        2003        2002      20011       2003      2002     2001
---------------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid    $1,156,917 $0  $1,143,949   $987,951    $371,214    $192,579   $85,488   $1,340,304$$1,339,570$1,606,490
Advisory Fee Waived                     $0          $0          $0          $0         $0                   $0       $0
---------------------
---------------------------------------------------------------------------------------------------------------------------
Administrative Fee     $433,841      $428,975    $689,414    $37,122     $19,258    $15,875    $167,537  $167,446  $373,735
Paid
---------------------
---------------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid               $347,064      $343,174      N/A       $29,697     $15,406      N/A      $134,027  $133,955    N/A
---------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid    $259,675      $251,484    $27,036     $44,408     $32,822     $2,582    $116,317  $116,478  $14,630
---------------------
---------------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid          $0            $0          $0       $249,188   $106,9953   $72,087    $71,237   $113,295  $99,918
---------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                               Income Equity Fund               International Equity Fund         Mid Corp America Fund

                     --------------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------------
                           For the fiscal years ended          For the fiscal years ended       For the fiscal years ended
                                  December 31,                        December 31,                     December 31,
                     --------------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------------
                         2003         2002         2001        2003       2002       20011       2003       2002     20011
-----------------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid     $1,172,802   $1,207,330   $1,323,474   $631,826   $385,115    $174,904  $843,098$0  $595,110  $221,310
Advisory Fee Waived       $0           $0           $0          $0         $0          $0                    $0        $0
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Administrative Fee     $146,600     $150,916     $307,870    $47,387     $28,884    $24,343     $84,310    $59,511  $41,085
Paid
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid               $117,277     $120,731       N/A       $37,909     $23,106      N/A       $67,446    $47,608    N/A
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid    $104,655     $104,996     $11,030     $49,336     $33,322     $2,649     $75,639    $59,225   $3,892
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid       $577,987     $210,678     $313,007    $199,678   $197,6573   $127,241   $137,334   $115,6393 $69,074
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                New Economy Fund                  Rotating Markets Fund            Situs Small Cap Fund

                     --------------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------------
                           For the fiscal years ended           For the fiscal years ended      For the fiscal years ended
                                  December 31,                         December 31,                    December 31,
                     --------------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------------
                         2003        2002         20011         2003       2002       20012      2003       20024     2001
-----------------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid     $269,123$0   $163,631      $53,721      $86,817     $66,902    $16,436  $159,033$0   $21,049    N/A
Advisory Fee Waived                 $6,793          $0           $0         $0         $0                    $0
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Administrative Fee     $23,746      $14,374       $9,982      $13,023     $10,035    $4,579     $15,903    $2,105     N/A
Paid
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid               $18,996      $11,499        N/A        $10,418     $8,028       N/A      $12,722    $1,684     N/A
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid    $40,919      $32,055       $2,133      $18,728     $15,027     $997      $29,520    $6,907     N/A
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid       $110,055    $35,7543      $18,041      $67,730    $21,5083    $2,100     $44,069    $36,488    N/A
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                         Fixed Income Securities Fund           Intermediate Government           Michigan Tax-Free Fund
                                                                      Income Fund
                     --------------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------------
                          For the fiscal years ended          For the fiscal years ended        For the fiscal years ended
                                 December 31,                        December 31,                      December 31,
                     --------------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------------
                         2003        2002        2001        2003        2002        2001        2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid      $809,427    $746,784    $767,479   $461,580$0   $375,018    $372,219   $137,895$0 $107,968  $109,677
Advisory Fee Waived       $0          $0          $0                      $0          $0                    $0        $0
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Administrative Fee     $121,415    $112,018    $214,249     $69,237     $56,253    $103,919    $20,684    $16,195   $30,617
Paid
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid               $97,129      $89,613       N/A       $55,388     $45,002       N/A      $16,547    $12,956     N/A
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid    $99,943      $91,249     $7,034      $61,278     $40,696     $2,936     $38,845    $12,649   $1,567
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid          $0          $0          $0          $0          $0          $0          $0        $0        $0
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                           Mortgage Securities Fund               Ohio Tax-Free Fund             Short/Intermediate Fixed
                                                                                                  Income Securities Fund
                     --------------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------------
                          For the fiscal years ended          For the fiscal years ended        For the fiscal years ended
                                 December 31,                        December 31,                      December 31,
                     --------------------------------------------------------------------------------------------------------
                     --------------------------------------------------------------------------------------------------------
                         2003        2002        2001        2003        2002        2001        2003       2002      2001
-----------------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid     $243,875$0   $209,275    $173,263   $298,539$0   $236,681    $244,148   $730,746$0  $577,920  $564,733
Advisory Fee Waived                   $0          $0                      $0          $0                     $0        $0
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Administrative Fee     $36,581      $31,391     $48,358     $44,781     $35,502     $68,166    $109,612   $86,691   $157,646
Paid
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Pai                $29,264      $25,113       N/A       $35,824     $28,401       N/A      $87,688    $69,347     N/A
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid    $41,283      $27,337     $2,631      $60,076     $38,827     $2,176     $78,676    $58,806    $4,524
---------------------
-----------------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid        $7,713      $13,750     $16,990      $513         $0          $0          $0         $0        $0
-----------------------------------------------------------------------------------------------------------------------------

(1)    Fund commenced operations on March 1, 2001.
(2)    Fund commenced operations on May 1, 2001.
(3)   The  brokerage  commissions  paid on these Funds  increased  in 2003 as a direct result of an increase in assets in the portfolios.
(4)    Fund commenced operations on September 30, 2002.
Principal Holders of Securities

Information  is provided  below  regarding  each person who owns of record or is known by the Trust to own  beneficially  5% or more of any class of Shares of any Fund.  The
Advisor is a wholly owned subsidiary of Huntington  Bank.  Huntington Bank, a national banking  association,  is an indirect  wholly-owned  subsidiary of HBI, a bank holding company  organized under the laws of Ohio. By virtue of Huntington's  affiliation with
Huntington Bank, Huntington may be deemed to control the Funds.

                    5% OR MORE OWNERS AS OF APRIL 1, 2004

------------------------------------------------------------------------------------------
          Fund                Shareholder Name        Shares Owned      Percentage Owned
       Share Class                Address
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Florida Tax-Free Money              NFSC                1,388,512            19.50%
Fund - Investment A            P.O. Box 3752
Share=                     Church Street Station
                             New York, NY 10008
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Carey & Co.           5,724,684            80.41%
                            41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Florida   Tax-Free  Money     Carey & Co.          16,419,071             100%
Fund - Trust Shares         41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Money   Market   Fund   -  Unified Fund Services       16,077,729            6.20%
Investment A Shares         431 N. Pennsylvania
                                   Street
                           Indianapolis, IN 46204
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                    NFSC               94,496,206            36.45%
                               P.O. Box 3752
                           Church Street Station
                             New York, NY 10008
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Carey & Co.          259,231,139           48.31%
                            41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                 U.S. Bank             13,516,787            5.21%
                               P.O. Box 1787
                            Milwaukee, WI 53201
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Money   Market   Fund   -           NFSC                 39,541              64.77%
Investment B Shares         20795 Waterscape Way
                           Noblesville, IN 46060
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                    BFDS                 19,916              32.62%
                              2 Heritage Drive
                           Quincy, MA 02171-2119
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Money   Market   Fund   -     Carey & Co.          431,434,081           99.61%
Trust Shares                41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Money   Market   Fund   -     Carey & Co.          23,321,891             100%
Interfund Shares            41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ohio   Municipal    Money           NFSC               10,351,734            10.40%
Market Fund -  Investment      P.O. Box 3752
A Shares                   Church Street Station
                             New York, NY 10008
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Carey & Co.          77,208,082            77.55%
                            41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ohio   Municipal    Money     Carey & Co.          74,309,284            99.34%
Market   Fund   -   Trust   41 South High Street
Shares                       Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
U.S.    Treasury    Money           NFSC               13,313,487            42.47%
Market Fund -  Investment      P.O. Box 3752
A Shares                   Church Street Station
                             New York, NY 10008
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Carey & Co.          14,418,023            45.99%
                            41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
U.S.    Treasury    Money     Carey & Co.          450,116,227           94.12%
Market   Fund   -   Trust   41 South High Street
Shares                       Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dividend Capture -                  NFSC                1,153,380            98.75%
Investment A Shares           321 Meadow Drive
                           Chickamauga, GA 30707
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dividend Capture -                  NFSC                1,224,790            95.54%
Investment B Shares         807 Timberlake Trail
                            Brunswick, OH 44212
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dividend Capture - Trust            FMCO                 332,878             6.83%
Shares                     7 Easton Oval, EA4E70
                             Columbus, OH 43219
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Carey & Co.           4,538,712            93.16%
                            41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Growth Fund -  Investment           NFSC                 129,324             42.84%
A Shares                  2808 Winchester Southern
                            Canal Winchester, OH
                                 43110-9300
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Growth Fund -  Investment           NFSC                 146,757             98.92%
B Shares                   8108 Spring Meadow Dr.
                           Chapel Hill, NC 27517
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Growth   Fund   -   Trust     Furman Selz Inc.           370,633             5.88%
Shares                         Master A/C FMB
                            One Financial Plaza
                           Holland, MI 49423-9166
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Carey & Co.           5,768,462            91.57%
                            41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income   Equity   Fund  -           NFSC                 104,189             83.50%
Investment A Shares         7865 Wesdtwind Lane
                            Cincinnati, OH 45242
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income   Equity   Fund  -           NFSC                 208,191             85.23%
Investment B Shares         989 Ellsworth Avenue
                             Columbus, OH 43206
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Key Bank NA TTEE           30,440              12.46%
                               P.O. Box 94871
                            Cleveland, OH 44101
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income   Equity   Fund  -     Carey & Co.           5,775,374            92.17%
Trust Shares                41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                    FMCO                 332,878             6.83%
                           7 Easton Oval, EA4E70
                             Columbus, OH 43219
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
International      Equity           NFSC                 73,225               100%
Fund   -   Investment   A    5918 99th Street E
Shares                    Bradenton, FL 34202-9666
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
International      Equity           NFSC                 56,725              99.49%
Fund   -   Investment   B     8780 Thomas Lane
Shares                       West Jefferson, OH
                                 43162-9760
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
International      Equity     Carey & Co.          10,195,825            93.89%
Fund - Trust Shares         41 South High Street
                             Columbus, OH 43512
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mid Corp  America  Fund -           NFSC                 244,388             94.42%
Investment A Shares        4119 Cherokee Ave. SW
                            Grandville, MI 49418
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mid Corp  America  Fund -           NFSC                4,931,146            98.08%
Investment B Shares         807 Timberlake Trail
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mid Corp  America  Fund -     Carey & Co.          10,641,201            94.90%
Trust Shares                41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
New   Economy    Fund   -           NFSC                 125,951             97.52%
Investment A Shares         10701 Ayrshire Drive
                            Tampa, FL 33626-2633
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
New   Economy    Fund   -           NFSC                 154,638             98.99%
Investment B Shares        12631 East Chester Rd.
                           Pickerington, OH 43147
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
New Economy  Fund - Trust     Carey & Co.           3,038,498            86.55%
Shares                      41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                    FMCO                 472,323             13.45%
                               7 Easton Oval
                                   EA4E70
                             Columbus, OH 43219
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rotating  Markets  Fund -           NFSC                 135,486             98.55%
Investment A Shares         537 E. Pete Rose Way
                                  STE 400
                            Cincinnati, OH 45202
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rotating  Markets  Fund -     Carey & Co.           1,985,244            94.74%
Trust Shares                41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                    FMCO                 110,273             5.26%
                               7 Easton Oval
                                   EA4E70
                             Columbus, OH 43219
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Situs  Small  Cap  Fund -           NFSC                 45,986              95.52
Investment A Shares       18133 Shady Ridge Court
                           Spring Lake, MI 49456
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Situs  Small  Cap  Fund -           NFSC                 57,666              94.11%
Investment B Shares          25772 Brittany Rd.
                            Perrsyburg, OH 43551
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Situs  Small  Cap  Fund -     Carey & Co.           2,249,162            93.05%
Trust Shares                41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Key Bank NA TTEE           168,067             6.95%
                               P.O. Box 94871
                            Cleveland, OH 44101
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Fixed Income Securities    Lillian V. Richardson          8,732              6.59%
Fund - Investment A       232 Brookhaven Drive N.
Shares                     Gahanna, OH 43230-2704
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                             William J. Umberg            7,717              5.82%
                            3267 Pickbury Drive
                            Cincinnati, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Fixed  Income  Securities           NFSC                 149,615             96.23%
Fund   -   Investment   B     4056 40th Street
Shares                      Nitro, WV 25143-1341
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Fixed Income Securities          SEI Trust               446,267             5.87%
Fund - Trust Shares       One Freedom Valley Drive
                               Oaks, PA 19456
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Carey & Co.           6,672,366            87.74%
                            41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                    FMCO                 408,439             5.37%
                           7 Easton Oval, EA4E70
                             Columbus, OH 43219
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Intermediate   Government           NFSC                 473,980             78.91%
Income Fund -  Investment    12270 68th Avenue
A Shares                  Allendale, MI 49401-8714
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Intermediate   Government           NFSC                 39,315              94.79%
Income Fund -  Investment    5116 Eastover Road
B Shares                    Lyndhurst, OH 44124
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Intermediate   Government           FMCO                 847,260             11.07%
Income   Fund   -   Trust  7 Easton Oval, EA4E70
Shares                       Columbus, OH 43219
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                              Carey & Co.           6,800,102            88.88%
                            41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michigan  Tax-Free Fund -   Coleman Living Trust         32,105              6.32%
Investment A Shares        3824 Algansee Drive NE
                           Grand Rapids, MI 49525
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                             Welland W. Sprague          47,185              9.29%
                                 430 Lyons
                          Portland, MI 48875-1059
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                    NFSC                 164,731             32.43%
                           6727 Woods Creek Drive
                            Charlevoix, MI 49720
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michigan  Tax-Free Fund -           NFSC                 64,253              90.40%
Investment B Shares          Robert E. Sunseri
                           Auburn Hills, MI 48326
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michigan  Tax-Free Fund -     Carey & Co.           2,136,715            99.73%
Trust Shares                41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mortgage  Securities Fund           NFSC                 87,219              64.03%
- Investment A Shares       118 Olde Towne Trail
                            Berea, OH 44017-2559
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                             Betty F. Sheridan            7,785              5.72%
                               985 Kenoma Ave
                              Venice, FL 34285
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mortgage  Securities Fund           NFSC                 40,399              96.46%
- Investment B Shares       8332 Fox Noll Drive
                           West Chester, OH 45069
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mortgage  Securities Fund     Carey & Co.           5,573,977            98.21%
- Trust Shares              41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ohio   Tax-Free   Fund  -           NFSC                 228,462             86.30%
Investment A Shares                HC0220
                             Columbus, OH 43287
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ohio   Tax-Free   Fund  -           NFSC                 80,880              97.31%
Investment B Shares          202 E. Main Street
                              Elida, OH 45807
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ohio   Tax-Free   Fund  -     Carey & Co.           2,624,734            97.05%
Trust Shares                41 South High Street
                             Columbus, OH 43215
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Short/Intermediate  Fixed           NFSC                 370,713             97.95%
Income  Securities Fund -  Foster Foundation Inc.
Investment A Shares        1 Bradley Foster Drive
                            Huntington, WV 25701
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Short/Intermediate Fixed      Carey & Co.           7,567,391            95.89%
Income Securities Fund -    41 South High Street
Trust Shares                 Columbus, OH 43215
------------------------------------------------------------------------------------------
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

                                  SHAREHOLDER RIGHTS

The Trust is an open-end  management  investment  company,  whose Declaration of Trust permits  the  Trust to  offer  separate  series  of  Shares  of  beneficial  interest, representing  interests in separate  portfolios of  securities.  The Shares in any one portfolio  may be  offered  in two or more  separate  classes.  As of the date of this
SAI, the Trustees  have  established  four  classes of Shares,  known as  Investment A
Shares,  Investment B Shares,  Trust Shares,  and Interfund  Shares.  Interfund Shares
are  offered  only  by  the  Money  Market  Fund.  All  of the  Income  Funds  (except
Short/Intermediate  Fixed Income  Securities  Fund), the Equity Funds (except Rotating
Markets Fund) and the Money Market Fund offer Investment B Shares.
Investment A Shares,  Investment B Shares,  Trust Shares,  and  Interfund  Shares of a
Fund are fully  transferable.  Each class is entitled to dividends from the respective class  assets of the Fund as  declared by the  Trustees,  and if the Trust (or a Fund)
were  liquidated,  the  shareholders of each class would receive the net assets of the
Fund attributable to each respective class.

All  shareholders  are entitled to one vote for each Share held on the record date for any action requiring a vote by the shareholders,  and a proportionate  fractional vote for each fractional  Share held.  Shareholders of the Trust will vote in the aggregate and not by Fund or class  except (i) as  otherwise  expressly  required by law or when the Trustees  determine  that the matter to be voted upon  affects only the  interests of  the  shareholders  of a  particular  Fund  or  class,  or  (ii)  only  holders  of
Investment  A Shares  and/or  Investment  B Shares will be entitled to vote on matters submitted to shareholder  vote with respect to the Rule 12b-1 Plan  applicable to such class or classes.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of  shareholders  for the purpose of electing  Trustees  except  that  (i) the  Trust  is  required  to hold a  shareholder meeting  for the  election  of  Trustees  at such time as less than a majority  of the
Trustees  holding  office have been elected by  shareholders  and (ii) if, as a result of a vacancy on the Board,  less than  two-thirds of the Trustees  holding office have been  elected by the  shareholders,  that  vacancy may only be filled by a vote of the shareholders.  In addition,  a Trustee may be removed from office by a written consent signed by the holders of Shares  representing  two-thirds of the outstanding Shares of the Trust at a meeting  duly called for the purpose,  which  meeting must be held upon written  request of not less than 10% of the  outstanding  Shares of the  Trust.  Upon written request by the holders of Shares  representing  1% of the  outstanding  Shares of the  Trust  stating  that  such  shareholders  wish to  communicate  with the other shareholders  for the  purpose  of  obtaining  the  signatures  necessary  to demand a meeting  to  consider  removal  of a  Trustee,  the  Trust  will  provide  a  list  of shareholders  or disseminate  appropriate  materials (at the expense of the requesting shareholders).  Except as set forth  above,  a Trustee may continue to hold office and may appoint successor Trustees.

Under  Massachusetts  law,  shareholders  could, under certain  circumstances,  beheld personally  liable for the  obligations  of the Trust.  However,  the  Declaration  of
Trust  disclaims  shareholder  liability  for acts or  obligations  of the  Trust  and requires that notice of such  disclaimer be given in each  agreement,  obligation,  or instrument  entered  into or executed by the Trust or the  Trustees.  The  Declaration of  Trust  provides  for  indemnification  out of a Fund's  property  for all loss and expense of any  shareholder  held  personally  liable for the  obligations  of a Fund.
Thus the risk of a  shareholder's  incurring  financial loss on account of shareholder liability  is limited to  circumstances  in which the Fund would be unable to meet its obligations.

Shareholder  inquiries  regarding  Investment  A  Shares  should  be  directed  to The
Huntington Investment Company, 41 South High Street, Columbus, OH 43287.

Shareholder  inquiries  regarding  Investment  B  Shares  should  be  directed  to The
Huntington Investment Company, 41 South High Street, Columbus, OH 43287.

Shareholder  inquiries  regarding Trust Shares or Interfund  Shares should be directed to Huntington, 41 South High Street, Columbus, OH 43215, Attn: Trust Services.

Additional Information on Purchases, Exchanges and Redemptions

Investment  A Shares and  Investment  B Shares of each of the Funds may be  purchased, exchanged or redeemed by contacting the Trust,  The Huntington  Investment  Company or
a Huntington Personal Banker.

Trust  Shares may be  purchased  only through  fiduciary,  advisory,  agency and other similar  accounts  maintained  by or on  behalf of  Huntington  or its  affiliates  or
correspondent   banks  as  well  as  similar   customers  of  third  party   financial
institutions.   Individuals   who  receive  Trust  Shares  as  a  result  of  a  Trust
distribution  or similar  transaction  or by  operation  of law,  will be permitted to retain such Shares, but may not purchase  additional Trust Shares,  except by means of the  reinvestment  of  dividends  or  distributions.  Exchanges  of Trust  Shares,  if permitted by the account  agreement,  as well as redemptions of Trust Shares, are made by contacting the Trust.

Interfund  Shares are available only for purchase by the  Huntington  Equity Funds and
the  Huntington  Income  Funds  and  may  be  purchased,   exchanged  or  redeemed  by
contacting the Trust.

Telephone  purchase,  exchange or  redemption  requests  may be  recorded  and will be binding upon an investor.  Use of the telephone for exchanges or redemptions  involves the possible  risk of loss,  since anyone  providing the required  information  may be
able  to  use  the  service  without  the  shareholder's   permission.  If  reasonable
procedures  are  not  followed  by the  Trust,  it may be  liable  for  losses  due to unauthorized or fraudulent telephone instructions.

In times of extreme  economic or market  conditions,  shareholders may have difficulty making  redemptions  or exchanges by telephone.  If a shareholder  cannot make contact by telephone,  redemption or exchange  requests  should be made in writing and sent by overnight mail to the Trust.

In connection  with certain  redemption  or exchange  requests,  a shareholder  may be required  to  obtain a  signature  guarantee  for  authentication  purposes.  Only New
Technology Medallion imprints will be accepted as signature guarantees.

Other Purchase Information

Purchases  of all  classes of Shares are made at NAV,  plus (for  Investment  A Shares only) any  applicable  sales charge.  All purchases,  except for of Interfund  Shares, are subject to minimum  purchase  requirements,  but these  requirements may be waived by the  Distributor.  Payment for  Investment A Shares or  Investment B Shares may not
be by third party check,  and any checks  drawn from a bank  located  outside the U.S.
will result in a delay in processing until the check has cleared.

If at any time the right to purchase  Shares is  suspended,  although no new purchases may  be  made,  in  some  circumstances  existing  shareholders  may be  permitted  to purchase additional Shares and have dividends reinvested.

Payment in Kind.  In addition to payment by check,  Shares of a Fund may be  purchased by customers of the Advisor in exchange for  securities  held by an investor which are acceptable to that Fund.  Investors  interested in  exchanging  securities  must first telephone  Huntington at (800)  253-0412 for  instructions  regarding  submission of a written  description of the securities  the investor  wishes to exchange.  Within five business days of the receipt of the written  description,  Huntington  will advise the investor by telephone  whether the  securities to be exchanged  are  acceptable to the
Fund whose  Shares the  investor  desires to purchase  and will  instruct the investor regarding delivery of the securities.  There is no charge for this review.  Securities which  have been  accepted  by a Fund must be  delivered  within  five days  following acceptance.

Securities  accepted by a Fund are valued in the manner and on the days  described  in the  section  entitled  "Determination  of Net Asset  Value" as of 4:00 p.m.  (Eastern
Time).

The  value of the  securities  to be  exchanged  and of the  Shares of the Fund may be higher or lower on the day Fund  Shares  are  offered  than on the date of  receipt by
Huntington of the written  description  of the  securities to be exchanged.  The basis of the  exchange  of such  securities  for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined  following  acceptance on the day Fund Shares are offered.  Securities to be exchanged  must be accompanied by a transmittal form which is available from Huntington.

A gain or loss for federal  income tax purposes  may be realized by the investor  upon the securities  exchange  depending  upon the cost basis of the  securities  tendered.
All  interest,  dividends,  subscription  or other  rights  with  respect to  accepted securities  which go "ex" (the interval  between the  announcement and the payments of the next  dividend or right)  after the time of  valuation  become the property of the
Fund and must be  delivered to the Fund by the  investor  forthwith  upon receipt from the  issuer.  Further,  the  investor  must  represent  and agree that all  securities offered to the Fund are not  subject to any  restrictions  upon their sale by the Fund under the Securities Act of 1933, or otherwise.
Sales Charge Reductions/Waivers (Investment A Shares). Investment A Shares may be
purchased without an initial sales charge by any investor who buys Investment A
Shares through an investment professional that does not accept a sales commission from the Funds' Distributor. Investment professionals wishing to offer this sales charge waiver should call the Trust.  Also, sales charges applicable to purchases of
Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these sales charge reductions should call the Trust.

Reinstatement  Privilege.  Every  shareholder has a one-time right,  within 60 days of redeeming  Investment A Shares or  Investment B Shares of an Equity or Income Fund, to
reinvest the  redemption  proceeds at the  next-determined  NAV in Investment A Shares without  any sales  charge.  The  investor  must  notify  the Trust in  writing of the reinvestment by the shareholder in order to eliminate a sales charge.
If the  shareholder  redeems  Investment  A  Shares  and  utilizes  the  reinstatement privilege, there may be tax consequences.

Other Exchange Information
Exchanges may only be made between Funds having identical  shareholder  registrations.
For  any  other  exchanges  you  must  obtain  a New  Technology  Medallion  Signature
Guarantee.
Unless  otherwise  specified in writing,  the existing  registration  and reinvestment options  relating  to a Fund being  exchanged  will be used for any new Fund  accounts required to be opened in the exchange.

Exchanges  will not be  available  for Shares  purchased  by check until the check has cleared.

Other Redemption Information

Redemptions  of all classes of Shares are made at NAV,  less (for  Investment B Shares only) any applicable  contingent  deferred sales charge (CDSC).  If you make exchanges of your  Investment  B Shares  among the Funds,  the  holding  period for  purposes of determining  the  applicable  CDSC will be  determined  based on the purchase  date of your original Shares.
If a  shareholder  wishes to wire  redemption  proceeds  to a bank  other than the one previously  designated,  redemption may be delayed by as much as seven days. To change the  name  of the  bank  account  to  which  redemption  proceeds  will  be  wired,  a shareholder  should send a written  request (and, if necessary,  with a New Technology
Medallion  Signature  Guarantee) to the Trust, c/o The Huntington  National Bank, P.O.
Box 6110 Indianapolis, IN 46206-6110.
Proceeds  from the  redemption  of Shares  purchased  by check  will not be  available until the check has cleared.

Shareholders  of the  Money  Market  Funds who write  checks  to redeem  Investment  A
Shares may be  subject  to certain  checking  account  fees.  Checks  written on these accounts  may be  negotiated  through the  shareholder's  local bank and should not be sent to the issuing bank in order to redeem  Investment A Shares.  Canceled checks are sent to the shareholder each month.

Redemption in kind.  Although the Funds intend to pay Share  redemptions in cash, they reserve the right,  as described  below,  to pay the  redemption  price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have  elected to be  governed by Rule 18f-1 under the 1940 Act,  the
Funds are obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000  or 1% of the net assets  represented  by such Share  class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount will also be in cash unless the Fund  determines  that payment  should be in kind. In such a case,  the Funds will pay all or a portion of the  remainder  of the  redemption  in  portfolio  securities, valued in the same way as a Fund  determines  its NAV. The portfolio  securities  will be selected  in a manner that the Fund's  Trustees  deems fair and  equitable  and, to the extent available, such securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption is made in kind,  shareholders  receiving the portfolio  securities and selling them before their maturity  could receive less than the  redemption  value of the  securities  and could incur certain transaction costs.

DETERMINATION OF NET ASSET VALUE

NAV is  calculated  at 10:30 a.m.  Eastern  time for the Ohio  Municipal  Money Market
Fund and the Florida  Tax-Free Money Fund and at 1:00 p.m.  Eastern time for the Money
Market  Fund and the U.S.  Treasury  Money  Market  Fund.  In  addition,  these  Money
Market Funds and all the other Funds  calculate  their NAV as of the close of the NYSE every  Monday  through  Friday  except  (i) days on  which  there  are not  sufficient changes  in the  value  of a  Fund's  portfolio  securities  that  its  NAV  might  be materially  affected;  (ii) days during which no Shares are  tendered  for  redemption and no orders to purchase Shares are received;  and (iii) the following holidays:  New
Year's Day, Martin Luther King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,
Independence  Day,  Labor Day,  Columbus  Day,  Veterans'  Day,  Thanksgiving  Day and
Christmas Day.

In  addition,  the  Money  Market  Funds  reserve  the  right to allow  the  purchase, redemption,  and  exchange  of Shares on any other  day on which  regular  trading  in money market  instruments  is taking  place.  On any day that the bond  markets  close early,  such as days in  advance  of  holidays  or in the event of an  emergency,  the
Money  Market  Funds  reserve the right to advance the time NAV is  determined  and by which purchase,  redemption,  and exchange orders must be received on that day, to the time of such closing.

For valuing  securities  in  calculating  NAV,  the Money Market Funds have elected to use the amortized  cost method of valuation  pursuant to Rule 2a-7 under the 1940 Act.
The  process  of  selecting  securities  is  consistent  with the credit  quality  and diversification  requirements  of  Rule  2a-7.  The  amortized  cost  method  involves valuing  an  instrument  at its cost  initially  and  thereafter  assuming  a constant amortization  to maturity of any  discount  or  premium,  regardless  of the impact of fluctuating  interest  rates on the market  value of the  instrument.  This method may result in periods  during which value,  as determined by amortized  cost, is higher or lower than the price a Fund  would  receive  if it sold the  instrument.  The value of securities  in a Fund can be expected to vary  inversely  with  changes in  prevailing interest  rates.  Pursuant to Rule 2a-7,  each of the Money Market Funds will maintain a dollar-weighted  average portfolio maturity  appropriate to maintaining a stable NAV per  Share,  provided  that  no Fund  will  purchase  any  security  with a  remaining
maturity  of  more  than  397  days  (except  as  described   below)  nor  maintain  a
dollar-weighted  average  maturity  of  greater  than 90 days.  Repurchase  agreements involving the purchase of  securities  with  remaining  maturities of greater than 397 days will be  treated as having a maturity  equal to the  period  remaining  until the date on which the  repurchase  is  scheduled  to occur or,  where no date is specified and the  agreement is subject to a demand  feature,  the notice  period  applicable to the demand to repurchase those securities.  A variable rate instrument,  the principal amount of which is  scheduled  to be repaid in more than 397 days but which is subject to a demand  feature,  shall be deemed to have a  maturity  equal to the longer of the period  remaining  until the next  readjustment  of the  interest  rate or the  period remaining until the principal  amount may be recovered  through exercise of the demand feature.  A floating rate  instrument,  the principal  amount of which is scheduled to be repaid in more than 397 days but which is  subject  to a demand  feature,  shall be deemed to have a maturity  equal to the period  remaining  until the principal  amount can be recovered through demand.

The Trustees  have  undertaken to establish  procedures  reasonably  designed,  taking
into  account  current  market   conditions  and  each  of  the  Money  Market  Funds'
investment  objective,  to  stabilize  the NAV per Share of each Money Market Fund for purposes  of sales and  redemptions  at $1.00.  These  procedures  include a review by the Trustees,  at such  intervals as they deem  appropriate,  to determine the extent, if any,  to  which  the NAV per  Share of each  Fund,  calculated  by using  available market  quotations,  deviates  from  $1.00  per  Share.  In the event  such  deviation exceeds  one-half  of one  percent,  Rule 2a-7  requires  that the  Trustees  promptly consider what action,  if any, should be initiated.  If the Trustees  believe that the extent  of any  deviation  from a Fund's  $1.00  amortized  cost  price  per Share may result in material  dilution or other unfair  results to investors,  the Trustees will take such  steps as they  deem  appropriate  to  eliminate  or  reduce  to the  extent reasonably  practicable any such dilution or unfair  results.  These steps may include selling  portfolio  instruments  prior to  maturity,  shortening  the  Fund's  average portfolio  maturity,  withholding  or  reducing  dividends,  reducing  the number of a
Fund's  outstanding  Shares  without  monetary  consideration,  or utilizing a NAV per
Share based on  available  market  quotations.  In  addition,  if the Advisor  becomes aware that any Second Tier  Security or Unrated  Security  held by a Fund has received a rating  from any  NRSRO  below  the  NRSRO's  two  highest  rating  categories,  the procedures  adopted by the Trustees in  accordance  with Rule 2a-7 require the Advisor to dispose of such  security  unless (i) the sale would  cause the  deviation  between the Fund's  amortized  cost and  market-determined  values per Share to exceed 0.40 of
1% (in which case the  Trustees  will meet to  determine  what action to take) or (ii)
the Trustees  reassess the credit  quality of the  security and  determine  that it is in the best interests of shareholders  to retain the  investment.  In the event a Fund holds a defaulted  security,  a security  that has ceased to be an Eligible  Security, or a security that has been  determined  to no longer  present  minimal  credit risks,
Rule  2a-7  requires  the  Fund  to  dispose  of  the  security  unless  the  Trustees determine  that such  action is not in the best  interest  of  shareholders.  The Rule requires  each Fund to limit its  investments  to  securities  determined  to  present minimal  credit  risks based on factors in addition to ratings  assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule  2a-7,  as  amended,   defines  the  terms  NRSRO,  Requisite  NRSROs,   Eligible
Securities,  Rated  Securities,   Unrated  Securities,  Demand  Features,  Guarantees,
Unconditional  Demand  Features,  First Tier  Securities and Second Tier Securities in
establishing risk limiting conditions for money market mutual funds.

A summary of those definitions follows:

"NRSRO" is any nationally  recognized  statistical rating organization as that term is used in the Securities  Exchange Act of 1934, that is not an affiliated  person of the issuer,  guarantor  or  provider  of  credit  support  for the  instrument.  While the
Appendix to the SAI  identifies  each NRSRO,  examples  include  S&P,  Moody's and
Fitch Ratings (Fitch).

"REQUISITE  NRSROS"  means (i) any two NRSROs that have  issued a rating with  respect to a security  or class of debt  obligations  of an issuer,  or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt  obligations  of an issuer at the time the fund acquired the security, that NRSRO.

"ELIGIBLE  SECURITIES" are defined as (i) Rated  Securities with a remaining  maturity of 397 or less days and which have  received  rating in one of the two highest  rating categories;  (ii) Unrated  Securities that are of comparable  equality,  provided that an Unrated  Security  is not an  Eligible  Security  if the  security  has  received a long-term  rating  from  any  NRSRO  that is not  within  the  NRSRO's  three  highest long-term rating categories,  unless the security has received a long-term rating from an NRSRO in one of the three  highest  rating  categories,  and provided  that certain asset backed  securities shall not be Eligible  Securities unless they have received a rating  from an NRSRO;  and (iii)a  security  that is  subject to a Demand  Feature or
Guarantee  whether the  Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor  that has  received a rating from an NRSRO with  respect to a class  of  debt  obligations  (or any  debt  obligation  within  that  class)  that is comparable  in priority and security to the  Guarantee,  or another  institution,  has undertaken  promptly  to notify  the  holder of the  security  in the event the Demand
Feature or Guarantee is substituted with another Demand Feature or Guarantee.

"RATED  SECURITIES"  include (i)  securities  that have  received a short-term  rating from an  NRSRO,  or have  been  issued by an issuer  that has  received  a  short-term rating  from an  NRSRO  with  respect  to a class  of debt  obligations  (or any  debt obligation  within that class) that is comparable  in priority and  security,  or (ii)
securities  that are  subject to a Guarantee  that has  received a  short-term  rating from an NRSRO,  or a Guarantee  issued by a guarantor  that has  received a short-term rating  from an  NRSRO  with  respect  to a class  of debt  obligations  (or any  debt obligation  within that class) that is  comparable in priority and a security with the
Guarantee.  In either case, a security is not a Rated  Security if it is subject to an external  credit  support  agreement  that  was no in  effect  when the  security  was assigned its rating,  unless the security has received a short-term  rating reflecting the  existence  of the  credit  support or the credit  support  itself has  received a short-term rating.

"UNRATED SECURITIES" are any securities that are not Rated Securities.

"DEMAND  FEATURE"  is (i) a feature  permitting  the holder of a security  to sell the security  at an  exercise  price  equal  to  the  approximate  amortized  cost  of the security plus accrued  interest,  if any, at the time of exercise,  provided that such feature  must be  exercisable  either  at any time on no more than 30  calendar  days'
notice or at specified  intervals  not  exceeding  397 calendar  days and upon no more than 30 calendar  days'  notice;  or (ii) a feature  permitting  the holder of certain asset backed securities  unconditionally  to receive principal and interest within 397 calendar days of making demand.

"GUARANTEE"  is an  unconditional  obligation of a person other than the issuer of the security to undertake to pay,  upon  presentment  by the holder of the  Guarantee  (if required),  the principal  amount of the  underlying  security  plus accrued  interest when due or upon  default,  or, in the case of an  Unconditional  Demand  Feature,  an obligation  that  entitles  the  holder  to  receive  upon  exercise  the  approximate amortized cost of the underlying  security or securities,  plus accrued  interest,  if any. A Guarantee  includes a letter of credit,  financial  guaranty (bond)  insurance, and an  Unconditional  Demand  Feature  (other than an  Unconditional  Demand  Feature provided by the issuer of the security).

"UNCONDITIONAL  DEMAND  FEATURE"  means a Demand  Feature  that by its terms  would be readily  exercisable  in the event of a default in payment of principal or interest on the underlying security or securities.

"FIRST TIER  SECURITY"  means any (i) Rated  Security  which has  received the highest short-term  rating by the  Requisite  NRSROs for debt  obligations,  (ii) any  Unrated
Security  that is of  comparable  quality,  (iii) any security  issued by a registered
investment   company  that  is  a  money  market  fund,  or  (iv)  certain  government securities.

"SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.
VALUATION

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. The Trust calculates NAV for each of the
Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money
Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In cases where market prices for portfolio securities are not readily available, a
Pricing Committee established and appointed by the Trustees determines in good faith the fair value (the "good faith fair valuation") of portfolio securities held by a
Fund.  Sometimes a significant event occurring in the period between the close of a particular portfolio security's market and the time at which a Fund calculates its
NAV affects the security's value such that its market value cannot be considered
"readily available."  The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events' effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation.

When a good faith fair value determination of a security is required, consideration is generally given to a checklist of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.  The final good faith fair value determination of a security is based on an analysis of those factors deemed relevant to the security valuation at issue.  With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.
                                        TAXES
Federal Income Taxation

It is  intended  that each  Fund will  qualify  each  year as a  regulated  investment company  under  Subchapter  M of the  Internal  Revenue  Code of 1986 as amended  (the
"Code").  In order  to  qualify  for the  special  tax  treatment  accorded  regulated investment companies and their shareholders, a Fund must, among other things:

       (a)  derive  at  least  90% of  its  gross  income  from  dividends,  interest, payments  with  respect to certain  securities  loans,  and gains from the sale or other  disposition of stock,  securities  and foreign  currencies, or  other  income  (including  but not  limited  to  gains  from  options, futures,  or forward  contracts)  derived  with respect to its business of investing in such stock, securities, or currencies;

       (b)  distribute  with  respect to each  taxable year at least 90% of the sum of its  "investment  company  taxable income" (as that term is defined in the
            Code  without  regard  to  the  deduction  for  dividends   paid-generally
            taxable  ordinary  income  and  the  excess,  if  any,  of net  short-term capital  gains over net long term capital  losses) and its net  tax-exempt interest  income (less  deductions  attributable  to that income) for such year, if any; and

       (c)  diversify its holdings so that,  at the end of each fiscal  quarter (i) at least 50% of the  market  value of the  Fund's  assets is  represented  by cash or cash items (including  receivables),  U.S. Government  securities, securities of other regulated investment  companies,  and other securities limited in respect  of any one  issuer to a value not  greater  than 5% of the value of the Fund's  total  assets and 10% of the  outstanding  voting securities  of such  issuer,  and (ii) not more  than 25% of the  value of its assets is  invested  in the  securities  (other than those of the U.S.
            government or other regulated  investment  companies) of any one issuer or of two or more  issuers  which the Fund  controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund  qualifies as a regulated  investment  company that is accorded  special tax treatment,  the Fund will not be subject to federal  income tax on income  paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund were to fail to qualify as a regulated  investment  company accorded special tax treatment in any taxable  year,  the Fund would be subject to tax on its income at corporate  rates,  and all  distributions  from  earnings and profits,  including  any distribution  of net  tax-exempt  income and net  long-term  capital  gains,  would be taxable to shareholders as ordinary  income.  In addition,  the Fund could be required to recognize net  unrealized  gains,  pay  substantial  taxes and  interest,  and make substantial  distributions  before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4%
excise tax on the under-distributed amounts.
A dividend  paid to  shareholders  by a Fund in January  is  generally  deemed to have been  paid by a Fund  on  December  31 of the  preceding  year,  if the  dividend  was declared  and  payable to  shareholders  of record on a date in  October,  November or
December of that preceding  year.  Each Fund intends  generally to make  distributions sufficient  to  avoid  imposition  of the 4%  excise  tax,  although  there  can be no assurance that it will be able to do so.

Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held by a Fund for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid).
Distributions from capital gains are generally made after applying any available capital loss carryovers.  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment
Plan.  Any gain resulting from the sale of exchange of Fund Shares generally will be taxable as capital gains.  Long-term capital gain rates have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and
15% rate brackets - through December 31, 2008.  For taxable years beginning on or before December 31, 2008, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gains.  In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation
(whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the Unites States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to a Fund's Shares.  Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment.  If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income.  For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year.  A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such excess distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing the shareholder's basis in the relevant Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by a shareholder of his or her Shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital). Dividends and distributions on a Fund's Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment.  Such distributions are likely to occur in respect of shares purchased at a time when a Fund's NAV reflects gains that are either unrealized, or realized but not distributed.

Exempt-interest  dividends. A Fund will be qualified to pay exempt-interest  dividends to its  shareholders  only if,  at the close of each  quarter  of the  Fund's  taxable year,  at least 50% of the total value of the Fund's  assets  consists of  obligations the interest on which is exempt from federal income tax.  Distributions  that the Fund properly  designates as exempt-interest  dividends are treated as interest  excludable from  shareholders'  gross  income for federal  income tax purposes but may be taxable for federal AMT  purposes  and for state and local  purposes  (see  below).  If a Fund intends  to pay  only  exempt-interest  dividends,  the  Fund  may be  limited  in its ability to engage in such  taxable  transactions  as forward  commitments,  repurchase
agreements,   financial   futures,   and  options  contracts  on  financial   futures,
tax-exempt  bond  indices,   and  other  assets.  Part  or  all  of  the  interest  on
indebtedness,  if any,  incurred or  continued by a  shareholder  to purchase or carry
Shares of a Fund paying  exempt-interest  dividends is not deductible.  The portion of interest  that is not  deductible  is equal to the total  interest  paid or accrued on the  indebtedness,  multiplied  by the  percentage  of the Fund's total  distributions
(not  including   distributions   from  net  long-term  capital  gains)  paid  to  the
shareholder  that are  exempt-interest  dividends.  Under  rules used by the  Internal
Revenue  Service to determine when borrowed funds are considered  used for the purpose
of  purchasing  or  carrying   particular  assets,  the  purchase  of  Shares  may  be
considered  to have been made with  borrowed  funds  even  though  such  funds are not directly traceable to the purchase of Shares. In general,  exempt-interest  dividends, if any,  attributable  to interest  received  on certain  private  activity  bonds and certain  industrial  development  bonds will not be tax-exempt to any shareholders who are "substantial  users" of the facilities  financed by such bonds or who are "related persons"  of such  substantial  users  (within  the  meaning of Section  147(a) of the
Code).  Recipients of certain  Social  Security and Railroad  Retirement  benefits may have to take into account  exempt-interest  dividends from the Fund in determining the taxability  of such  benefits.  Shareholders  should  consult  their  own tax  advisor regarding  the  potential  effect on them (if any) of any  investment  in the Fund.  A
Fund  which is  qualified  to pay  exempt-interest  dividends  will  inform  investors within  60  days  of the  Fund's  fiscal  year  end of the  percentage  of its  income distributions  designated as tax-exempt.  The  percentage is applied  uniformly to all
distributions   made  during  the  year.  The  percentage  of  income   designated  as
tax-exempt for any particular  distribution  may be  substantially  different from the percentage of a Fund's  income that was  tax-exempt  during the period  covered by the distribution.  The exemption  from federal  income tax for  exempt-interest  dividends does not  necessarily  result in  exemption  for such  dividends  under the  income or other tax laws of any state or local  authority,  except as otherwise  provided herein
(see below).  You are advised to consult  with your tax advisor  about state and local tax matters.

Hedging  transactions.  Certain investment and hedging activities of a Fund, including transactions in options,  futures contracts,  straddles,  forward  contracts,  foreign currencies,  foreign  securities,  or other similar  transactions,  will be subject to
special  tax  rules  (including  sale,   mark-to-market,   straddle,   wash  sale  and
short-sale  rules).  In a given case,  these rules may accelerate  income to the Fund, defer  losses to the Fund,  cause  adjustments  in the  holding  periods of the Fund's assets,  convert  long-term  capital  gains into  short-term  capital gains or convert short-term  capital losses into long-term capital losses.  These rules could therefore affect the amount,  timing,  and character of the Fund's income and  distributions  to shareholders.  Income earned as a result of these transactions would, in general,  not be eligible for the dividends  received  deduction or for treatment as exempt-interest dividends  when  distributed  to  shareholders.  Each Fund will  endeavor  to make any available  elections  pertaining to such  transactions  in a manner  believed to be in the best interests of the Fund.

Certain  of a Fund's  hedging  activities  (including  its  transactions,  if any,  in
foreign  currencies  or  foreign  currency-denominated   instruments)  are  likely  to
produce a difference  between its book income and its taxable  income (or, in the case of a  tax-exempt  Fund,  the sum of its  net  tax-exempt  and  taxable  income).  If a
Fund's book income exceeds its taxable  income (or, in the case of a tax-exempt  Fund, its  tax-exempt  income) the  distribution  (if any) of such excess will be treated as
(i) a dividend to the extent of the Fund's remaining  earnings and profits  (including earnings and profits arising from tax-exempt  income),  (ii) thereafter as a return of capital to the extent of the  recipient's  basis in the shares,  and (iii)  thereafter as gain from the sale or  exchange  of a capital  asset.  If a Fund's  book  income in less than its taxable  income (or, in the case of a  tax-exempt  Fund,  the sum of its net tax-exempt and taxable income),  the Fund could be required to make  distributions exceeding  book income to qualify as a regulated  investment  company that is accorded special tax treatment.

Foreign  currency-denominated  securities and related hedging  transactions.  A Fund's
transactions  in  foreign   currency-denominated  debt  securities,   certain  foreign
currency options,  futures contracts,  and forward contracts may give rise to ordinary income or loss to the extent  such income or loss  results  from  fluctuations  in the value of the foreign currency concerned.

Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the
30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.  Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by a Fund in "passive foreign investment companies" could subject the
Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund."

A "passive foreign investment company" is any foreign corporation:  (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent.  Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.  Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or  redemption  of Shares.  The sale,  exchange or  redemption of a Fund's Shares may  give  rise to a gain or  loss.  In  general,  any  gain or loss  realized  upon a taxable  disposition  of Shares will be treated as  long-term  capital gain or loss if the Shares have been held for more than 12 months.  Otherwise  the gain or loss on the sale,  exchange  or  redemption  of a Fund's  Shares  will be  treated  as  short-term capital  gain or loss.  However,  if a  shareholder  sells Shares at a loss within six months of purchase,  any loss will be  disallowed  for Federal  income tax purposes to the extent of any  exempt-interest  dividends  received on such  Shares.  In addition, any loss (not  already  disallowed  as provided in the  preceding  sentence)  realized upon a taxable  disposition  of Shares  held for six months or less will be treated as long-term,  rather  than  short-term,  to the  extent of any  long-term  capital  gain distributions  received  by the  shareholder  with  respect  to the  Shares.  All or a portion of any loss  realized  upon a taxable  disposition  of a Fund's Shares will be disallowed  if other  Shares of the same Fund are  purchased  within 30 days before or after the  disposition.  In such a case, the basis of the newly purchased  Shares will be adjusted to reflect the disallowed loss.

Backup  Withholding.  In general,  a Fund is  required  to  withhold  and remit to the
U.S. Treasury a percentage of the proceeds of Share sales,  exchanges,  or redemptions made  by and  taxable  dividends  and  other  distributions  paid  to  any  individual
shareholder  who  fails  to  properly   furnish  the  Fund  with  a  correct  taxpayer
identification  number (TIN), who has under- reported  dividend or interest income, or who fails to certify to the Fund that he or she is a United  States  person and is not subject to such  withholding.  Pursuant  to  recently  enacted  tax  legislation,  the backup  withholding  tax rate is 28% for amounts paid through 2010.  This  legislation will  expire  and the  backup  withholding  rate will be 31% for  amounts  paid  after
December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service  recently  revised its  regulations  affecting the  application to foreign investors of the back-up  withholding and  withholding  tax rules described  above. In some  circumstances,  the new rules increase the certification and filing requirements imposed on  foreign  investors  in order to qualify  for  exemption  from the  back-up withholding  tax  rates  and for  reduced  withholding  tax  rates  under  income  tax treaties.  Foreign  investors  in the Fund  should  consult  their tax  advisors  with respect to the potential application of these new regulations.

Securities issued or purchased at a discount.  The Funds' investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Shares purchased through tax-qualified plans.  Special tax rules apply to investments though defined contribution plans and other tax-qualified plans.
Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

Unrelated  Business  Taxable  Income.  Under current law, a Fund  generally  serves to
block  unrelated   business  taxable  income  ("UBTI")  from  being  realized  by  its tax-exempt  shareholders.  Notwithstanding  the  foregoing,  a tax-exempt  shareholder could  realize  UBTI by virtue of its  investment  in the Fund if  either:  (1) a Fund invests in real estate  investment  trusts  ("REITs") that hold residual  interests in real  estate  mortgage  investment  conduits  ("REMICs");  or  (2)  shares  in a  Fund constitute  debt-financed  property in the hands of the tax-exempt  shareholder within the meaning of Code Section  514(b).  If a charitable  remainder  trust (as defined in
Code Section 664) realizes any UBTI for a taxable  year,  it will lose its  tax-exempt status for the year.
The  foregoing  is  only a  summary  of  some  of the  important  federal  income  tax considerations  generally  affecting purchases of Shares of a Fund. No attempt is made to present a detailed  explanation  of the federal  income tax  treatment of each Fund or its  shareholders,  and this discussion is not intended as a substitute for careful tax  planning.  Accordingly,  investors  are urged to consult  their tax advisors with specific reference to their own tax situation.

State Taxation

Florida.  Florida  does not  impose an income  tax on  individuals.  Thus,  individual shareholders  of the  Florida  Tax-Free  Money Fund will not be subject to any Florida state or local  income  taxes on  distributions  received  from the  Florida  Tax-Free
Money Fund.

Florida  does  impose  a state  income  tax on the  income  of  corporations,  limited liability  companies (that are subject to federal income  taxation) and certain trusts
(excluding  probate and  testamentary  trusts),  that is allocated or  apportioned  to
Florida.  For those types of  shareholders,  in determining  income subject to Florida
corporate  income  tax,  Florida  generally   "piggy-backs"   federal  taxable  income
concepts,  subject to  adjustments  that are applicable to all  corporations  and some adjustments that are applicable to certain classes of  corporations.  In regard to the
Florida  Tax-Free Money Fund, the most  significant  adjustment is for interest income from state and local  bonds  that is exempt  from tax under  Section  103 of the Code.
Provided  that the Florida  Tax-Free  Money Fund  qualifies as a regulated  investment company  under the Code and  complies  with the  requirement  that at least 50% of the value of its assets at the close of each  quarter of its  taxable  year be invested in state,  municipal or other  obligations the interest on which is exempt from tax under
Section 103 of the Code,  corporate  shareholders  of the Florida  Tax-Free Money Fund
may  receive   Section  103  interest   income  from  Florida   Tax-Free   Money  Fund
distributions.  While Section 103 interest  income is generally  excluded from taxable income for  federal  income  tax  purposes,  it is added  back to  taxable  income for
Florida  corporate  income  tax  purposes  (only 40% of such  income is added back for corporate  taxpayers  subject  to  Florida  AMT).  Consequently,  the  portion  of the
Section 103 interest  income (or 40% of that amount for  corporate  taxpayers  subject to the  Florida  AMT)  allocated  or  apportioned  to Florida of a  corporate  Florida
Tax-Free   Money  Fund   shareholder   arising  from  Florida   Tax-Free   Money  Fund
distributions is subject to Florida corporate income taxes.  Other  distributions from the Florida  Tax-Free Money Fund to corporate  shareholders,  to the extent  allocated or apportioned to Florida, may also be subject to Florida income tax.

Provided  that on January 1 of a given  year at least 90% of the NAV of the  portfolio of assets of the Florida  Tax-Free Money Fund is comprised of notes,  bonds, and other obligations issued by the State of Florida or its  municipalities,  counties and other taxing  districts,  the U.S.  Government and its agencies,  Puerto Rico,  Guam and the
Virgin  Islands,  and  other  investments  exempt  from  Florida  intangible  personal property  tax,  Shares of the  Florida  Tax-Free  Money  Fund will not be  subject  to
Florida  intangible  personal  property  taxes for that year. If the Florida  Tax-Free
Money  Fund  fails  to meet  this  90%  test,  then the  entire  value of the  Florida
Tax-Free Money Fund Shares (except for that portion of the value  attributable to U.S.
government  obligations) will be subject to the Florida  intangible  personal property tax.

Shareholders  of the Florida  Tax-Free  Money Fund should  consult  their tax advisors about  other  state and local tax  consequences  of their  investments  in the Florida
Tax-Free Money Fund.

Michigan.   Provided  that  the  Michigan  Tax-Free  Fund  qualifies  as  a  regulated investment  company  under the Code and complies  with the  requirement  that at least
50% of the value of its  assets at the close of each  quarter of its  taxable  year be invested in state,  municipal  or other  obligations  the  interest on which is exempt from tax  under  Section  103 of the Code,  individual  shareholders  of the  Michigan
Tax-Free  Fund residing in Michigan  will not be subject to Michigan  personal  income
tax  or  personal   income  taxes  imposed  by  cities  in  Michigan,   and  corporate
shareholders   will  not  be  subject  to  the  Michigan   single   business  tax,  on
distributions   received   from  the  Michigan   Tax-Free  Fund  to  the  extent  such
distributions  are attributable to interest on tax-exempt  obligations of the State of
Michigan  or  any  municipality,  political  subdivision  or  governmental  agency  or instrumentality  thereof or on obligations  issued by the  Governments of Puerto Rico, the Virgin  Islands and Guam.  Other  distributions  from the Michigan  Tax-Free Fund, including  those related to long-term and  short-term  capital  gains,  will generally not be  exempt  from  the  Michigan  personal  income  tax  or  single  business  tax.
Shareholders  of the Michigan  Tax-Free Fund should  consult their tax advisors  about other state and local tax consequences of their  investments in the Michigan  Tax-Free
Fund.

Ohio.  Under  current  Ohio law,  individuals  and  estates  that are  subject to Ohio personal  income tax or municipal or school  district income taxes in Ohio will not be subject to such taxes on  distributions  with respect to Shares of the Ohio  Municipal
Money Market Fund or the Ohio  Tax-Free Fund  (Distributions)  to the extent that such
Distributions  are properly  attributable  to interest on  obligations of the State of
Ohio,   political  or  governmental   subdivisions   thereof  as  defined  in  Section
5709.76(D)(10) of the Ohio Revised Code,  nonprofit  corporations  authorized to issue public  securities  for  or  on  behalf  of  Ohio  or a  subdivision  or  agencies  or
instrumentalities   of  Ohio  or  its  political   subdivisions  (Ohio   Obligations).
Corporations  that are subject to the Ohio corporation  franchise tax will not have to include  Distributions  in  their  tax  base  for  purposes  of  calculating  the Ohio corporation  franchise on the net income  basis to the extent that such  Distributions either  constitute  exempt-interest  dividends for federal  income tax purposes or are properly  attributable to interest on Ohio  Obligations.  However,  Shares of the Ohio
Municipal  Money  Market  Fund  and the  Ohio  Tax Free  Fund  will be  included  in a corporation's  tax base for purposes of  calculating  the Ohio  corporation  franchise tax on the net worth basis.

Distributions  that  consist of interest on  obligations  of the United  States or its territories  or possessions or of any authority,  commission,  or  instrumentality  of the United  States  ("Territorial  Obligations")  the interest on which is exempt from state  income  taxes  under the laws of the United  States  are  exempt  from the Ohio personal  income tax, and  municipal  and school  district  income  taxes in Ohio.  In addition,  net interest on  Territorial  Obligations  is excluded  from the net income base of the Ohio  corporation  franchise  tax to the extent such  interest is excluded from gross income for federal income tax purposes.

Distributions  properly  attributable  to  profit  on  the  sale,  exchange  or  other disposition of Ohio  Obligations  will not be subject to the Ohio personal income tax, or municipal or school  district  income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax.  Distributions  attributable to other  sources  generally  will  not be  exempt  from the Ohio  personal  income  tax, municipal or school  district  income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

The Ohio  Municipal  Money Market Fund and the Ohio  Tax-Free  Fund are not subject to the Ohio  personal  income tax or school  district or municipal  income taxes in Ohio.
The Ohio  Municipal  Money Market Fund and the Ohio  Tax-Free  Fund are not subject to the Ohio corporation  franchise tax or the Ohio dealers in intangibles  tax,  provided that,  if there is a sufficient  nexus  between the State of Ohio and such entity that would  enable the State to tax such entity,  the Fund timely  files the annual  report required by Section  5733.09 of the Ohio Revised Code. The Ohio Tax  Commissioner  has
waived  this annual  filing  requirement  for each tax year since 1990,  the first tax year to which such requirement applied.

This  discussion of Ohio taxes assumes that the Ohio  Municipal  Money Market Fund and the Ohio  Tax-Free  Fund will each  continue  to  qualify  as a  regulated  investment company  under  the  Internal  Revenue  Code and that at all times at least 50% of the value of the  total  assets  of each of the  Funds  consists  of Ohio  Obligations  or similar obligations of other states or their subdivisions.

Shareholders  of the Ohio  Municipal  Money  Market  Fund and the Ohio  Tax-Free  Fund
should  consult  their tax advisors  about other state and local tax  consequences  of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

                             DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

The net  investment  income  of each  class of  Shares of each  Money  Market  Fund is determined  as of  4:00  p.m.  (Eastern  Time)  each  Business  Day.  All of  the  net investment  income so  determined  normally  will be declared  as a dividend  daily to shareholders  of record of each  class as of the  close of  business  and prior to the determination of NAV.  However,  if you purchase Shares by check, ACH or SIP, you will begin  earning  dividends on the next  business day after your order has been received by the Trust.  Unless the  Business Day before a weekend or holiday is the last day of an  accounting  period,  the  dividend  declared on that day will include an amount in respect of the Fund's  income for the  subsequent  non-business  day or days. No daily dividend  will include any amount of net income in respect of a subsequent  semiannual accounting  period.  Dividends  declared  during any month will be  invested as of the close of business on the last  calendar  day of that month (or the next  Business  Day after the last  calendar  day of the month if the last  calendar day of the month is a non-business  day) in  additional  Shares of the same class of the Fund at the NAV per
Share,  normally  $1.00,  determined  as of the close of business on that day,  unless payment of the dividend in cash has been requested.

Net  income of a class of Shares  of a Money  Market  Fund  consists  of all  interest income  accrued on  portfolio  assets less all  expenses of the Fund and the class and amortized  market premium.  Amortized  market discount is included in interest income.
None  of the  Money  Market  Funds  anticipates  that  it will  normally  realize  any long-term capital gains with respect to its portfolio securities.

Normally  each class of Shares of the Money  Market  Funds  will have a  positive  net income at the time of each  determination  thereof.  Net income may be  negative if an unexpected  liability  must be  accrued  or a loss  realized.  If the net  income of a class  or  classes  of  Shares  of a Money  Market  Fund  determined  at any time is a negative  amount,  the NAV per Share of such  class or classes  will be reduced  below
$1.00  unless  one or more  of the  following  steps,  for  which  the  Trustees  have authority,  are taken: (1) reduce the number of Shares in each  shareholder's  account of the applicable  class or classes,  (2) offset each  shareholder's  pro rata portion of negative net income against the  shareholder's  accrued dividend account or against future  dividends  with  regard to the  applicable  class or  classes,  or (3) combine these  methods  in order to seek to obtain the NAV per Share of the  applicable  class or classes at $1.00.  The  Trustees  may endeavor to restore a Fund's NAV per Share to
$1.00  by  not  declaring   dividends  from  net  income  on  subsequent   days  until
restoration,  with the result  that the NAV per Share will  increase  to the extent of positive net income which is not declared as a dividend.

Should a Money Market Fund incur or  anticipate,  with respect to its  portfolio,  any
unusual   or   unexpected   significant   expense   or   loss   which   would   affect
disproportionately  the Fund's income for a particular  period,  the Trustees would at that time  consider  whether to adhere to the dividend  policy  described  above or to revise it in light of the then  prevailing  circumstances  in order to ameliorate,  to the  extent  possible,  the  disproportionate  effect of such  expense or loss on then
existing  shareholders.   Such  expenses  or  losses  may  nevertheless  result  in  a shareholder's  receiving no dividends  for the period during which the Shares are held and receiving upon redemption a price per Share lower than that which was paid.

Other Funds

Each of the Funds,  other than the Money Market  Funds,  will  declare and  distribute dividends  from net  investment  income  of each  class of  Shares,  if any,  and will distribute its net realized  capital gains,  with  respective to each class of Shares, if any, at least annually.

                               PERFORMANCE INFORMATION

From  time to time the  Trust  may  advertise  the  performance  of one or more of the
Funds.  All data is based on past  performance  and is not intended to indicate future results.  Performance  of  Trust  Shares,  as  compared  to  Investment  A  Shares  or
Investment  B  Shares,  will  normally  be  higher  because  Investment  A Shares  and
Investment B Shares are subject to distribution (12b-1) fees.

Money Market Funds

Generally,  the Money Market  Funds will  advertise  7-day yields and 7-day  effective yields.  In addition,  the Ohio Municipal  Money Market Fund and the Florida  Tax-Free
Money Fund may also advertise tax-equivalent yields.

The yield for each class of Shares of a Money  Market Fund is computed by  determining the  percentage  net  change,  excluding  capital  changes  and any income  other than investment  income,  in the  value of a  hypothetical  pre-existing  account  having a balance of one Share at the beginning of the period,  subtracting a charge  reflecting any deductions  from  shareholder  accounts,  and dividing the difference by the value of the account at the  beginning of the base period to obtain the base period  return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

The effective  yield for each class of Shares of a Fund  represents a  compounding  of the base period  return by adding 1,  raising  the sum to a power equal to 365/7,  and subtracting 1 from the result, according to the following formula:

                Effective Yield = [(Base Period Return +1) 365/7 ] -1

Tax-equivalent  yield is computed by  dividing  the portion of a Fund's  yield that is tax-exempt  by 1 minus a stated  income  tax  rate and  adding  the  quotient  to that portion, if any, of the Fund's yield that is not tax-exempt.

Based on the 7-day period ended December 31, 2003 (the "base  period"),  the yield and effective  yield  of the  Trust  Shares  of each of the  Money  Market  Funds  were as follows:
      Fund-Trust Shares                                    Yield   Effective Yield

      Florida Tax-Free Money Fund.....................      0.26%        0.26%
      Money Market Fund...............................      0.20%        0.20%
      Ohio Municipal Money Market Fund................      0.22%        0.22%
      U.S. Treasury Money Market Fund.................      0.20%        0.20%

Based on the 7-day period ended December 31, 2003 (the "base  period"),  the yield and effective  yield of the  Investment  A, B and  Interfund  Shares of the  Money  Market
Funds listed below were as follows:

      Fund-Investment A Shares                               Yield Effective Yield

      Florida Tax-Free Money Fund.....................       0.20%       0.20%
      Money Market Fund...............................       0.20%       0.20%
      Ohio Municipal Money Market Fund................       0.20%       0.20%
      U.S. Treasury Money Market Fund.................       0.20%       0.20%

      Money Market B Shares                                  Yield Effective Yield

      Money Market B Shares...........................       0.37%       0.37%

      Money Market Interfund Shares                          Yield Effective Yield

      Money Market Interfund Shares...................       0.37%       0.37%

The  tax-equivalent  yield for Trust Shares of the Florida Tax-Free Money Fund for the
7-day period ended  December 31, 2003,  was 0. 43%  (assuming a 39.6%  federal  income tax bracket).

The  tax-equivalent  yield for Investment A Shares of the Florida  Tax-Free Money Fund
for the 7-day period ended  December 31, 2003,  was 0. 33%  (assuming a 39.6%  federal income tax bracket).

The  tax-equivalent  yield for Trust  Shares of the Ohio  Municipal  Money Market Fund
for the 7-day period ended  December 31,  2003,  was 0.42%  (assuming a 39.6%  federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield for Investment A Shares of the Ohio Municipal  Money Market
Fund for the 7-day  period  ended  December  31,  2003,  was 0.38%  (assuming  a 39.6%
federal income tax bracket and a 7.5% Ohio income tax bracket).
Other Funds

Generally,  the Equity and Income Funds will  advertise  average annual total returns.
In addition,  the Ohio  Tax-Free  Fund and the Michigan  Tax-Free  Fund may  advertise thirty-day tax-equivalent yields.

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In accordance with SEC  guidelines,  the average annual total return for each class of
Shares is calculated  according to the  following  formula:  where p = a  hypothetical initial  of  $1,000;  n = number of years;  and ERV = ending  redeemable  value of the hypothetical $1,000 investment after the investment period.

In  accordance  with SEC  guidelines,  the yield for each class of Shares of an Equity or Income  Fund is computed by dividing  the net  investment  income per Share  earned during  the  period  by the  maximum  offering  price per Share on the last day of the period, according to the following formula:

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

Where a = dividends and interest  earned during the period;  b = expenses  accrued for the  period  (net  of  reimbursements);  c  =  the  average  daily  number  of  shares outstanding  during the period that were  entitled to receive  dividends;  and d = the maximum offering price per share on the last day of the period.

In accordance  with SEC  guidelines,  the  tax-equivalent  yield for each class of the
Equity and Income  Funds is  computed  by  dividing  the  portion of the yield that is tax-exempt  by 1 minus a stated  income  tax  rate and  adding  the  quotient  to that portion, if any, of the yield that is not tax-exempt.

The average  annual total returns for  Investment A Shares and  Investment B Shares of each  of the  following  Funds  (including  the  effect  of the  sales  load)  for the one-year,  five-year  and  ten-year  periods and for the life of the  respective  Fund through December 31, 2003, were as follows:
                                 Fiscal Year      Five Years    Ten Years Ended      Inception
                                    Ended      Ended 12/31/2003    12/31/2003         through
Fund Investment A Shares         12/31/2003                                          12/31/2003
---------------------------------------------------------------------------------------------------
Dividend Capture Fund
  Before Taxes                     13.65%            N/A               N/A             7.04%1
  After Taxes on Distributions     12.92%            N/A               N/A             5.28%1
  After        Taxes        on
  Distributions  and  Sale  of      9.68%            N/A               N/A             4.98%1
  Shares
Growth Fund
  Before Taxes                     12.02%          (3.31)%            7.66%            7.63%2
  After Taxes on Distributions     12.02%          (3.93)%            6.51%            6.53%2
  After        Taxes        on
  Distributions  and  Sale  of      7.81%          (2.93)%            6.20%            6.20%2
  Shares
Income Equity Fund
  Before Taxes                     13.73%          (1.05)%            7.51%            7.42%3
  After Taxes on Distributions     12.41%          (2.37)%            5.94%            5.93%3
  After        Taxes        on
  Distributions  and  Sale  of     10.18%          (1.55)%            5.65%            5.64%3
  Shares
International Equity Fund
  Before Taxes                     26.78%            N/A               N/A            (5.93)%1
  After Taxes on Distributions     26.74%            N/A               N/A           (5.95)% 1
  After        Taxes        on
  Distributions  and  Sale  of     17.47%            N/A               N/A           (5.00)% 1
  Shares
Mid Corp America Fund
  Before Taxes                     23.50%            N/A               N/A             3.84%1
  After Taxes on Distributions     23.50%            N/A               N/A             3.79%1
  After        Taxes        on
  Distributions  and  Sale  of     15.28%            N/A               N/A             3.25%1
  Shares
New Economy Fund
  Before Taxes                     26.88%            N/A               N/A             3.69%1
  After Taxes on Distributions     26.87%            N/A               N/A             3.66%1
  After        Taxes        on
  Distributions  and  Sale  of     17.48%            N/A               N/A             3.13%1
  Shares
Rotating Markets Fund
  Before Taxes                     22.83%            N/A               N/A            (2.90)%4
  After Taxes on Distributions     22.78%            N/A               N/A           (2.91)% 4
  After        Taxes        on
  Distributions  and  Sale  of     14.90%            N/A               N/A           (2.45)% 4
  Shares
Situs Small Cap Fund
  Before Taxes                     27.19%            N/A               N/A            23.16%5
  After Taxes on Distributions     27.19%            N/A               N/A            23.16%5
  After        Taxes        on
  Distributions  and  Sale  of     17.68%            N/A               N/A            19.76%5
  Shares
Fixed Income Securities Fund
  Before Taxes                     (0.53)%          3.82%             5.02%            6.18%2
  After Taxes on Distributions     (1.77)%          1.81%             2.72%            3.84%2
  After        Taxes        on
  Distributions  and  Sale  of     (0.35)%          1.97%             2.79%            3.82%2
  Shares
Intermediate Government Income Fund
  Before Taxes                     (3.68)%          4.20%             4.96%            5.51%6
  After Taxes on Distributions     (4.84)%          2.36%             2.87%            3.41%6
  After        Taxes        on
  Distributions  and  Sale  of     (2.35)%          2.42%             2.89%            3.38%6
  Shares
Michigan Tax-Free Fund
  Before Taxes                     (1.73)%          3.20%             4.15%            4.87%6
  After Taxes on Distributions     (1.81)%          3.07%             4.08%            4.80%6
  After        Taxes        on
  Distributions  and  Sale  of     (0.23)%          3.19%             4.09%            4.76%6
  Shares
Mortgage Securities Fund
  Before Taxes                      1.62%           5.39%             4.61%            5.83%7
  After Taxes on Distributions      0.46%           3.44%             2.10%            2.96%7
  After        Taxes        on
  Distributions  and  Sale  of      1.02%           3.35%             2.25%            3.09%7
  Shares
Ohio Tax-Free Fund
  Before Taxes                     (1.78)%          3.12%             3.73%            4.46%2
  After Taxes on Distributions     (1.87)%          3.04%             3.69%            4.43%2
  After        Taxes        on
  Distributions  and  Sale  of     (0.24)%          3.14%             3.73%            4.41%2
  Shares
  Short/Intermediate Fixed Income Securities
                     Fund
  Before Taxes                      1.42%           4.18%             4.87%            5.98%8
  After Taxes on Distributions      0.40%           2.24%             2.64%            3.64%8
  After        Taxes        on
  Distributions  and  Sale  of      0.91%           2.34%             2.73%            3.69%8
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3)   Performance  shown  represents  combined  performance  of the Trust Shares class from July 3, 1989 to May 14,  1997  (adjusted  to  reflect  expenses  associated with  Investment  A Shares) and the  Investment A Shares class since its May 14,
      1997 inception.
(4)   Since May 1, 2001.
(5)   Since September 30, 2002.
(6)   Performance  shown  includes  the  applicable  predecessor  FMB Fund,  effective
      April 13, 1998. Performance shown since inception date of December 2, 1991.
(7)   Since June 2, 1992.
(8)   Performance  shown  represents  combined  performance  of the Trust Shares class from July 3, 1989 to May 9, 2003 (adjusted to reflect  expenses  associated with
      Investment  A Shares) and the  Investment  A Shares  class since its May 9, 2003 inception.


                                  Fiscal Year    Five Years Ended   Ten Years Ended     Inception
                               Ended 12/31/2003     12/31/2003        12/31/2003         through
Fund Investment B Shares                                                               12/31/2003
-----------------------------------------------------------------------------------------------------
Dividend Capture Fund
  Before Taxes                      14.90%              N/A               N/A            7.81%1
  After Taxes on Distributions      14.23%              N/A               N/A            6.16%1
  After        Taxes        on
  Distributions  and  Sale  of      10.43%              N/A               N/A            5.71%1
  Shares
Growth Fund+
  Before Taxes                      13.24%            (3.10)%            7.57%           7.38%2
  After Taxes on Distributions      13.24%            (3.67)%            6.44%           6.31%2
  After        Taxes        on
  Distributions  and  Sale  of       8.61%            (2.69)%            6.16%           6.02%2
  Shares
Income Equity Fund +
  Before Taxes                      15.08%            (0.76)%            7.58%           7.30%3
  After Taxes on Distributions      13.76%            (1.99)%            6.07%           5.86%3
  After        Taxes        on
  Distributions  and  Sale  of      11.05%            (1.25)%            5.76%           5.57%3
  Shares
International Equity Fund
  Before Taxes                      28.77%              N/A               N/A           (5.40)%1
  After Taxes on Distributions      28.74%              N/A               N/A           (5.41)% 1
  After        Taxes        on
  Distributions  and  Sale  of      18.73%              N/A               N/A           (4.56)%1
  Shares
Mid Corp America Fund
  Before Taxes                      25.42%              N/A               N/A            4.54%1
  After Taxes on Distributions      25.42%              N/A               N/A            4.51%1
  After        Taxes        on
  Distributions  and  Sale  of      16.52%              N/A               N/A            3.86%1
  Shares
New Economy Fund
  Before Taxes                      29.02%              N/A               N/A            4.32%1
  After Taxes on Distributions      29.01%              N/A               N/A            4.31%1
  After        Taxes        on
  Distributions  and  Sale  of      18.88%              N/A               N/A            3.69%1
  Shares
Situs Small Cap Fund
  Before Taxes                      29.17%              N/A               N/A            25.45%4
  After Taxes on Distributions      29.16%              N/A               N/A            25.44%4
  After        Taxes        on
  Distributions  and  Sale  of      18.97%              N/A               N/A            21.72%4
  Shares
Fixed Income Securities Fund+
  Before Taxes                      (1.08)%            3.85%             4.76%           5.79%2
  After Taxes on Distributions      (2.20)%            1.95%             2.53%           3.51%2
  After        Taxes        on
  Distributions  and  Sale  of      (0.71)%            2.07%             2.62%           3.52%2
  Shares
Intermediate Government Income Fund++
  Before Taxes                      (4.26)%            4.37%             4.95%           5.41%5
  After Taxes on Distributions      (5.34)%            2.52%             2.88%           3.33%5
  After        Taxes        on
  Distributions  and  Sale  of      (2.73)%            2.56%             2.90%           3.31%5
  Shares
Michigan Tax-Free Fund+++
  Before Taxes                      (2.41)%            3.33%             4.13%           4.76%5
  After Taxes on Distributions      (2.49)%            3.19%             4.06%           4.70%5
  After        Taxes        on
  Distributions  and  Sale  of      (0.74)%            3.30%             4.08%           4.67%5
  Shares

Mortgage Securities Fund++++
  Before Taxes                       1.18%             5.57%             4.60%           5.75%6
  After Taxes on Distributions      (0.04)%            3.58%             2.09%           2.88%6
  After        Taxes        on
  Distributions  and  Sale  of       0.74%             3.49%             2.25%           3.03%6
  Shares
Ohio Tax-Free Fund+++++
  Before Taxes                      (2.44)%            3.26%             3.72%           4.34%2
  After Taxes on Distributions      (2.53)%            3.17%             3.67%           4.31%2
  After        Taxes        on
  Distributions  and  Sale  of      (0.75)%            3.27%             3.73%           4.31%2
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3)   Since  July 3, 1989.
(4)   Since September 30, 2002.
(5)   Since December 2, 1991.
(6)   Since June 2, 1992.

+ Prior to May 1, 2000 (the inception date for Investment B Shares),  performance  for
Investment B Shares  includes  performance  of  Investment A Shares,  adjusted for the
Investment B Shares 12b-1 fees and contingent deferred sales charge (CDSC).

++ Prior to May 12, 2003 (the  inception  date for  Investment B Shares),  performance for  Investment B Shares  includes  performance  of Investment A Shares,  adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++ Prior to May 19, 2003 (the inception  date for  Investment B Shares),  performance for  Investment B Shares  includes  performance  of Investment A Shares,  adjusted for the Investment B Shares 12b-1 fees and CDSC.

++++ Prior to May 13, 2003 (the inception  date for Investment B Shares),  performance for  Investment B Shares  includes  performance  of Investment A Shares,  adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++++ Prior to May 2, 2003 (the inception  date for Investment B Shares),  performance for  Investment B Shares  includes  performance  of Investment A Shares,  adjusted for the Investment B Shares 12b-1 fees and CDSC.

The average  annual total returns for Trust Shares of each of the following  Funds for the one-year,  five-year and ten-year  periods and for the life of the respective Fund through December 31, 2003, were as follows:

                             Fiscal Year Ended   Five Years Ended   Ten Years Ended      Inception
                                 12/31/2003         12/31/2003        12/31/2003          through
Fund Trust Shares                                                                       12/31/2003
-------------------------------------------------------------------------------------------------------
Dividend Capture Fund
  Before Taxes                     20.75%               N/A               N/A             9.54%1
  After       Taxes      on        19.94%               N/A               N/A             7.67% 1
  Distributions
  After       Taxes      on
  Distributions   and  Sale        14.38%               N/A               N/A             7.07% 1
  of Shares
Growth Fund
  Before Taxes                     19.15%             (1.91)%            8.57%            8.74%2
  After       Taxes      on        19.13%             (2.50)%            7.38%            7.63%2
  Distributions
  After       Taxes      on
  Distributions   and  Sale        12.46%             (1.72)%            7.01%            7.25%2
  of Shares
Income Equity Fund
  Before Taxes                     21.00%              0.38%             8.42%            8.13%2
  After       Taxes      on        19.55%             (1.05)%            6.77%            6.58%2
  Distributions
  After       Taxes      on
  Distributions   and  Sale        15.03%             (0.41)%            6.42%            6.26%2
  of Shares
International Equity Fund
  Before Taxes                     34.83%               N/A               N/A            (3.68)%1
  After       Taxes      on        34.72%               N/A               N/A            (3.73)% 1
  Distributions
  After       Taxes      on
  Distributions   and  Sale        22.78%               N/A               N/A            (3.13)%1
  of Shares
Mid Corp America Fund
  Before Taxes                     31.34%               N/A               N/A             6.34%1
  After       Taxes      on        31.34%               N/A               N/A             6.29%1
  Distributions
  After       Taxes      on
  Distributions   and  Sale        20.37%               N/A               N/A             5.40%1
  of Shares
New Economy Fund
  Before Taxes                     34.93%               N/A               N/A             6.12%1
  After       Taxes      on        34.92%               N/A               N/A             6.08%1
  Distributions
  After       Taxes      on
  Distributions   and  Sale        22.72%               N/A               N/A             5.22%1
  of Shares
Rotating Markets Fund
  Before Taxes                     25.00%               N/A               N/A            (2.10)%3
  After       Taxes      on        24.92%               N/A               N/A            (2.12)% 3
  Distributions
  After       Taxes      on
  Distributions   and  Sale        16.36%               N/A               N/A            (1.78)%3
  of Shares
Situs Small Cap Fund
  Before Taxes                     35.18%               N/A               N/A             29.45%4
  After       Taxes      on        35.17%               N/A               N/A             29.44%4
  Distributions
  After       Taxes      on
  Distributions   and  Sale        22.87%               N/A               N/A             25.15%4
  of Shares
Fixed Income Securities
Fund
  Before Taxes                     4.65%               5.10%             5.80%            6.97%2
  After       Taxes      on        3.25%               2.97%             3.38%            4.56%2
  Distributions
  After       Taxes      on
  Distributions   and  Sale        3.01%               2.99%             3.40%            4.50%2
  of Shares
                                 Intermediate Government Income Fund
  Before Taxes                     1.34%               5.49%             5.68%            6.12%5
  After       Taxes      on        0.03%               3.52%             3.50%            3.94%5
  Distributions
  After       Taxes      on
  Distributions   and  Sale        0.91%               3.45%             3.46%            3.87%5
  of Shares
Michigan Tax-Free Fund
  Before Taxes                     3.57%               4.47%             4.86%            5.47%5
  After       Taxes      on        3.48%               4.33%             4.79%            5.41%5
  Distributions
  After       Taxes      on
  Distributions   and  Sale        3.35%               4.33%             4.76%            5.32%5
  of Shares
Mortgage Securities Fund
  Before Taxes                     7.02%               6.69%             5.36%            6.52%6
  After       Taxes      on        5.65%               4.59%             2.72%            3.52%6
  Distributions
  After       Taxes      on
  Distributions   and  Sale        4.52%               4.38%             2.82%            3.61%6
  of Shares
Ohio Tax-Free Fund
  Before Taxes                     3.42%               4.40%             4.50%            5.41%7
  After       Taxes      on        3.33%               4.32%             4.45%            5.38%7
  Distributions
  After       Taxes      on
  Distributions   and  Sale        3.28%               4.29%             4.45%            5.32%7
  of Shares
                           Short/Intermediate Fixed Income Securities Fund
  Before Taxes                     3.18%               4.76%             5.28%            6.35%2
  After       Taxes      on        2.08%               2.79%             3.05%            4.00%2
  Distributions
  After       Taxes      on
  Distributions   and  Sale        2.06%               2.82%             3.08%            4.01%2
  of Shares
(1)   Since March 1, 2001.
(2)   Since July 3, 1989.
(3)   Since May 1, 2001.
(4)   Since September 30, 2002.
(5)   Performance  shown  includes  the  applicable  predecessor  FMB Fund,  effective
      March 13, 1998.  Performance shown since inception date of December 2, 1991.
(6)   Since June 2, 1992.
(7)   Since October 18, 1988.

The  tax-equivalent  yield for the  Investment A Shares of the Ohio  Tax-Free Fund for
the thirty-day  period ended  December 31, 2003,  was 4.44%  (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield for  Investment A Shares of the Michigan  Tax-Free Fund for
the thirty-day  period ended  December 31, 2003,  was 3.93%  (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

The  tax-equivalent  yield for the  Trust  Shares  of the Ohio  Tax-Free  Fund for the
thirty-day  period  ended  December  31,  2003,  was 4.91%  (assuming a 39.6%  federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield for the Trust Shares of the Michigan  Tax-Free Fund for the
thirty-day  period  ended  December  31,  2003,  was 4.38%  (assuming a 39.6%  federal income tax bracket and a 4.2% Michigan income tax bracket).
                                Tax-Equivalency Tables

           OHIO TAX-FREE FUND and OHIO MUNICIPAL MONEY MARKET FUND

The Ohio  Municipal  Money  Market Fund and the Ohio  Tax-Free  Fund,  with respect to each class of Shares  offered,  may use a tax  equivalency  table in  advertising  and sales  literature.  The interest  earned on  tax-exempt  securities  in either  Fund's portfolio  generally  remains  free from federal  regular  income tax and is free from
Ohio  personal  income  taxes.  The tables  below  provide  tax-equivalent  yields for selected  tax-exempt  yields.  Some  portion  of either  Fund's  income  may result in liability under the federal AMT and may be subject to state and local taxes.
                          TAXABLE YIELD EQUIVALENT FOR 2004
                                    STATE OF OHIO
Tax Bracket:
Federal           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal          12.972%     19.457%     30.201%     34.900%     40.500%     42.500%
& State
Single Return:      $0    -   $7,151  -  $29,051  -  $70,351  -  $146,751 -    Over
                  $7,150     $29,050     $70,350     $146,750    $319,100    $319,100
Tax-Exempt                            Taxable Yield Equivalent
Yield
0.50%             0.57%       0.62%       0.72%       0.77%       0.84%       0.87%
1.00%             1.15%       1.24%       1.43%       1.54%       1.68%       1.74%
1.50%             1.72%       1.86%       2.15%       2.30%       2.52%       2.61%
2.00%             2.30%       2.48%       2.87%       3.07%       3.36%       3.48%
2.50%             2.87%       3.10%       3.58%       3.84%       4.20%       4.35%
3.00%             3.45%       3.72%       4.30%       4.61%       5.04%       5.22%
3.50%             4.02%       4.35%       5.01%       5.38%       5.88%       6.09%
4.00%             4.60%       4.97%       5.73%       6.14%       6.72%       6.96%
4.50%             5.17%       5.59%       6.45%       6.91%       7.56%       7.83%
5.00%             5.75%       6.21%       7.16%       7.68%       8.40%       8.70%
5.50%             6.32%       6.83%       7.88%       8.45%       9.24%       9.57%
6.00%             6.89%       7.45%       8.60%       9.22%       10.08%      10.43%
6.50%             7.47%       8.07%       9.31%       9.98%       10.92%      11.30%
7.00%             8.04%       8.69%       10.03%      10.75%      11.76%      12.17%
7.50%             8.62%       9.31%       10.75%      11.52%      12.61%      13.04%
8.00%             9.19%       9.93%       11.46%      12.29%      13.45%      13.91%
8.50%             9.77%       10.55%      12.18%      13.06%      14.29%      14.78%
9.00%             10.34%      11.17%      12.89%      13.82%      15.13%      15.65%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------------

Tax Bracket:
Federal           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal          14.457%     20.201%     31.900%     34.900%     40.500%     42.500%
& State
Joint Return:       $0    -  $14,301  -  $58,101  -  $117,251 -  $178,651 -    Over
                 $14,300     $58,100     $117,250    $178,650    $319,100    $319,100
Tax-Exempt                            Taxable Yield Equivalent
Yield
0.50%             0.58%       0.63%       0.73%       0.77%       0.84%       0.87%
1.00%             1.17%       1.25%       1.47%       1.54%       1.68%       1.74%
1.50%             1.75%       1.88%       2.20%       2.30%       2.52%       2.61%
2.00%             2.34%       2.51%       2.94%       3.07%       3.36%       3.48%
2.50%             2.92%       3.13%       3.67%       3.84%       4.20%       4.35%
3.00%             3.51%       3.76%       4.41%       4.61%       5.04%       5.22%
3.50%             4.09%       4.39%       5.14%       5.38%       5.88%       6.09%
4.00%             4.68%       5.01%       5.87%       6.14%       6.72%       6.96%
4.50%             5.26%       5.64%       6.61%       6.91%       7.56%       7.83%
5.00%             5.85%       6.27%       7.34%       7.68%       8.40%       8.70%
5.50%             6.43%       6.89%       8.08%       8.45%       9.24%       9.57%
6.00%             7.01%       7.52%       8.81%       9.22%       10.08%      10.43%
6.50%             7.60%       8.15%       9.54%       9.98%       10.92%      11.30%
7.00%             8.18%       8.77%       10.28%      10.75%      11.76%      12.17%
7.50%             8.77%       9.40%       11.01%      11.52%      12.61%      13.04%
8.00%             9.35%       10.03%      11.75%      12.29%      13.45%      13.91%
8.50%             9.94%       10.65%      12.48%      13.06%      14.29%      14.78%
9.00%             10.52%      11.28%      13.22%      13.82%      15.13%      15.65%

Note:       The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------------

The charts above are for  illustrative  purposes only. They are not indicators of past or future performance.

*The  income  brackets  applicable  to the  state  of  Ohio do not  correspond  to the
Federal  taxable  income  brackets.  In addition,  Ohio taxable  income will likely be different  than Federal  taxable income because it is computed by reference to Federal
adjusted  gross  income  (AGI)  with   specifically-defined   Ohio  modifications  and
exemptions,  and does not consider many of the deductions  allowed from Federal AGI in computing  Federal taxable income.  No other state tax credits,  exemptions,  or local taxes have been taken into  account in arriving  at the  combined  marginal  tax rate.
The  income  amount  shown  is  income  subject  to  federal  income  tax  reduced  by adjustments to income,  exemptions,  and itemized deductions  (including the deduction for state and local  income  taxes).  If the  standard  deduction is taken for Federal income tax  purposes,  the  taxable  equivalent  yield  required  to equal a specified tax-exempt  yield is at least as great as that shown in the table.  It is assumed that the investor is not subject to the AMT. Where  applicable,  investors  should consider the benefit of certain  itemized  deductions  and the  benefit of personal  exemptions are limited in the case of higher income individuals.

                                MICHIGAN TAX-FREE FUND

      The Michigan Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal AMT and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                          TAXABLE YIELD EQUIVALENT FOR 2004
                                  STATE OF MICHIGAN
------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL         10.00%      15.00%      25.00%      28.00%      33.00%      35.00%

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL         13.95%      18.95%      28.95%      31.95%      36.95%      38.95%
& STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT             $0    -  $14,301  -  $58,101  -  $117,251 -  $178,651 -    OVER
RETURN:        $14,300     $58,100     $117,250    $178,650    $319,100    $319,100

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
SINGLE            $0    -   $7,151  -  $29,051  -  $70,351  -  $146,751 -    OVER
RETURN:         $7,150     $29,050     $70,350     $146,750    $319,100    $319,100

              ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT                         TAXABLE YIELD EQUIVALENT
   YIELD

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%     0.58%        062%       0.70%       0.73%       0.79%       0.82%
      1.00%     1.16%       1.23%       1.41%       1.47%       1.59%       1.64%
      1.50%     1.74%       1.85%       2.11%       2.20%       2.38%       2.46%
      2.00%     2.32%       2.47%       2.81%       2.94%       3.17%       3.28%
      2.50%     2.91%       3.08%       3.52%       3.67%       3.97%       4.10%
      3.00%     3.49%       3.70%       4.22%       4.41%       4.76%       4.91%
      3.50%     4.07%       4.32%       4.93%       5.14%       5.55%       5.73%
      4.00%     4.65%       4.94%       5.63%       5.88%       6.34%       6.55%
      4.50%     5.23%       5.55%       6.33%       6.61%       7.14%       7.37%
      5.00%     5.81%       6.17%       7.04%       7.35%       7.93%       8.19%
      5.50%     6.39%       6.79%       7.74%       8.08%       8.72%       9.01%
      6.00%     6.97%       7.40%       8.44%       8.82%       9.52%       9.83%
      6.50%     7.55%       8.02%       9.15%       9.55%       10.31%      10.65%
      7.00%     8.13%       8.64%       9.85%       10.29%      11.10%      11.47%
      7.50%     8.72%       9.25%       10.56%      11.02%      11.90%      12.29%
      8.00%     9.30%       9.87%       11.26%      11.76%      12.69%      13.10%
      8.50%     9.88%       10.49%      11.96%      12.49%      13.48%      13.92%
      9.00%     10.46%      11.10%      12.67%      13.23%      14.27%      14.74%

NOTE: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             FLORIDA TAX-FREE MONEY FUND

The Florida  Tax-Free Money Fund,  with respect to each class of Shares  offered,  may use a tax equivalency table in advertising and sales  literature.  The interest earned on  tax-exempt  securities  in this  Fund's  portfolio  generally  remains  free  from federal  regular  income  tax.  Some  portion  of this  Fund's  income  may  result in liability  under the federal AMT. The table below provides  tax-equivalent  yields for selected tax-exempt yields.

                          TAXABLE YIELD EQUIVALENT FOR 2004
                                   STATE OF FLORIDA

Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%     33.00%      35.00%
Joint Return:           $0-    $14,301-    $58,101-   $117,251-   $178,651-      Over
                   $14,300     $58,100    $117,250    $178,650    $319,100   $319,100
Single Return:          $0-     $7,151-    $29,051-    $70,351-   $146,751-      Over
              --    $7,150     $29,050     $70,350    $146,750    $319,100   $319,100

Tax-Exempt                             Taxable Yield Equivalent
Yield
0.50%                0.66%       0.69%       0.77%       0.79%       0.85%       0.87%
1.00%                1.21%       1.28%       1.43%       1.49%       1.59%       1.64%
1.50%                1.77%       1.86%       2.10%       2.18%       2.34%       2.41%
2.00%                2.32%       2.45%       2.77%       2.88%       3.09%       3.18%
2.50%                2.88%       3.04%       3.43%       3.57%       3.83%       3.95%
3.00%                3.43%       3.63%       4.10%       4.27%       4.58%       4.72%
3.50%                3.99%       4.22%       4.77%       4.96%       5.32%       5.48%
4.00%                4.54%       4.81%       5.43%       5.66%       6.07%       6.25%
4.50%                5.10%       5.39%       6.10%       6.35%       6.82%       7.02%
5.00%                5.66%       5.98%       6.77%       7.04%       7.56%       7.79%
5.50%                6.21%       6.57%       7.43%       7.74%       8.31%       8.56%
6.00%                6.77%       7.16%       8.10%       8.43%       9.06%       9.33%
6.50%                7.32%       7.75%       8.77%       9.13%       9.80%      10.10%
7.00%                7.88%       8.34%       9.43%       9.82%      10.55%      10.87%
7.50%                8.43%       8.92%      10.10%      10.52%      11.29%      11.64%
8.00%                8.99%       9.51%      10.77%      11.21%      12.04%      12.41%
8.50%                9.54%      10.10%      11.43%      11.91%      12.79%      13.18%
9.00%               10.10%      10.69%      12.10%      12.60%      13.53%      13.95%
Note:  The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness.  For Individual Filers the first $20,000 of total taxable assets are exempt.  Assets above $20,000 are taxed at $1.00 per $1,000 of value as of value as of January 1st.  For Joint Filers the first $40,000 of total taxable assets are exempt.  Assets above $40,000 are taxed at $1.00 per $1,000 of value as of
January 1st.  Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table.  In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 10 basis point incremental benefit resulting from the avoidance of this tax.
--------------------------------------------------------------------------------------------

                                FINANCIAL STATEMENTS

The audited  financial  statements  for the Funds,  for the fiscal year ended December
31, 2003, and the report of KPMG LLP,  independent  certified public accountants,  are incorporated  herein by reference to the Trust's Annual Report to  Shareholders  dated
December  31,  2003,  which  has been  previously  sent to  shareholders  of each Fund pursuant to Section  30(d) of the 1940 Act and  previously  filed with the SEC. A copy of the Annual  Report to  Shareholders  may be obtained  without  charge by contacting the Trust.

                                  INVESTMENT RATINGS

The NRSROs  that may be utilized  by the Funds with  regard to  portfolio  investments for the Funds include  Moody's,  S&P,  Fitch, and Thomson  BankWatch,  Inc. (TBW).
Set forth below is a  description  of the  relevant  ratings of each such  NRSRO.  The
NRSROs that may be utilized by the Funds and the  description of each NRSRO's  ratings is as of the date of this SAI, and may subsequently change.
Moody's Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated
A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying  issuer/obligor/guarantor  has other outstanding debt rated A by
            S&P or Moody's.

S&P Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Fitch Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Fitch Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

Moody's Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG).
(See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

TBW Short-Term Debt Ratings
TBW  assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the
Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

o     Government guarantees
o     Government or quasi-government ownership or control
o     The degree of concentration in the banking system
o     Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated
TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments.
In such cases, the ratings will be preceded by the designation LC for Local
Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 or LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 or LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 or LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external)
than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 or LC-4 - The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

ADDRESSES

HUNTINGTON FLORIDA TAX-FREE MONEY FUND
HUNTINGTON MONEY MARKET FUND
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
HUNTINGTON DIVIDEND CAPTURE FUND
HUNTINGTON GROWTH FUND
HUNTINGTON INCOME EQUITY FUND
HUNTINGTON INTERNATIONAL EQUITY FUND
HUNTINGTON MACRO 100 FUND
HUNTINGTON MID CORP AMERICA FUND
HUNTINGTON NEW ECONOMY FUND
HUNTINGTON ROTATING MARKETS FUND
HUNTINGTON SITUS SMALL CAP FUND
HUNTINGTON FIXED INCOME SECURITIES FUND
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
HUNTINGTON MICHIGAN TAX-FREE FUND
HUNTINGTON MORTGAGE SECURITIES FUND
HUNTINGTON OHIO TAX-FREE FUND
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Investment Advisor
Huntington Asset Advisors, Inc.
41 South High Street
Columbus OH  43287

Custodian and Fund Accountant
The Huntington National Bank
41 South High Street
Columbus, OH  43287
Custodian

State Street Bank and Trust Company
Two Heritage Drive
Quincy, MA  02171
Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110
Independent Auditors
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, OH  43215


Cusip 446327108               Cusip 446327546
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Cusip 446327330               Cusip 446327314

PART C.     OTHER INFORMATION.

Item 23.    Exhibits

            (a)   (i)         Conformed copy of Amended and
                              Restated Declaration of Trust of
                              the Registrant, including
                              Amendments No. 1 and 2 thereto; (1)
                  (ii)        Amendment No. 3 to Amended and
                              Restated Declaration of Trust of
                              the Registrant; (3)
                  (iii)       Amendment to Amended and Restated Declaration of Trust of the
                              Registrant; (11)
                              Conformed copy of Amendment to Amended and
                              Restated Declaration of Trust of
                              the Registrant; +
            (b)               By-Laws of the Registrant; (1)
            (c)               Copy of Specimen Certificate for Shares of Beneficial
                              Interest of the Registrant; (1)
            (d)   (i)         Conformed copy of Investment
                              Advisory Agreement dated May 12,
                              2001, between the Registrant and
                              Huntington Asset Advisors, Inc.,
                              relating to the Dividend Capture
                              Fund, International Equity Fund,
                              Mid Corp America Fund, New Economy
                              Fund, Rotating Index Fund and the
                              Situs Small Cap Fund; (11)
                (ii)          Conformed copy of Investment Advisory Agreement dated October 30,
                              2002, between the Registrant and
                              Huntington Asset Advisors, Inc.; (11)
                (iii)         Conformed copy of Schedule A to the Investment Advisory Agreement dated May 12, 2001, as Amended and
                              Restated as of August 1, 2002, as
                              Amended as of April 30, 2004 between
                              the Registrant and Huntington Asset
                              Advisors, Inc.; +
                (iv)          Form of Subadvisory Agreement dated April 30, 2004, between the
                              Registrant, Huntington Asset Advisors,
                              Inc. and Laffer Investments, Inc.; +
            (e)   (i)         Conformed copy of Distributor's
                              Contract dated December 1, 2001,
                              between the Registrant and Edgewood
                              Services Inc.; (7)
                  (ii)        Conformed copy of Exhibits A, B, C, and D to the Distributor's
                              Contract dated December 1, 2001,
                              between the Registrant and Edgewood
                              Services Inc.; +
                  (iii)       Conformed copy of Amendment to the Distributor's Contract dated
                              December 1, 2001, between the
                              Registrant and Edgewood Services
                              Inc.; (13)
                  (iv)        Conformed copy of Amendment to the Distributor's Contract dated
                              December 1, 2001, between the
                              Registrant and Edgewood Services
                              Inc.; (13)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian
                              Contract, dated January 27, 1993,
                              between the Registrant and The
                              Huntington National Bank, as
                              successor to The Huntington Trust
                              Company, N.A.; (1)
                  (ii)        Conformed copy of Amendment to
                              Schedule A to Custodian Contract
                              dated December 20, 1999; (4)
                  (iii)       Conformed copy of Custodian
                              Agreement dated March 2, 2001
                              between the Registrant and State
                              Street Bank and Trust Company; (6)
            (h)   (i)         Conformed copy of Mutual Fund
                              Services Agreement, dated March 12,
                              2002, between the Registrant and
                              Unified Funds Services, Inc.; (9)
                  (ii)        Conformed copy of Exhibits A, B, and C to the Mutual Fund
                              Services Agreement, dated March 12,
                              2002, between the Registrant and
                              Unified Funds Services, Inc.; (12)
                  (iii)       Conformed copy of Amendment, including Exhibit D to the Mutual
                              Fund Services Agreement, dated
                              March 12, 2002, between the
                              Registrant and Unified Funds
                              Services, Inc.; (13)
                  (iv)        Conformed copy of Agreement for
                              Administrative Services dated
                              December 1, 2001, between the
                              Registrant and Federated Services
                              Company; (7)
                  (v)         Conformed copy of Exhibit A to the
                              Agreement for Administrative
                              Services dated December 1, 2001,
                              between the Registrant and
                              Federated Services Company; (12)
                  (vi)        Conformed copy of
                              Sub-Administration Services
                              Agreement, dated December 1, 2001,
                              between the Registrant and The
                              Huntington National Bank;(7)
                  (vii)       Conformed copy of Administrative Services Agreement dated
                              November 1, 2000, between the
                              Registrant and The Huntington
                              National Bank; (6)
                  Conformed copy of Exhibit A to the
                              Administrative Services Agreement
                              dated November 1, 2000, between the
                              Registrant and The Huntington
                              National Bank; +
                  (viii)      Conformed copy of Financial
                              Administration and Accounting
                              Services Agreement dated December
                              1, 2001, between the Registrant and
                              The Huntington National Bank; (7)
                  (ix)        Copy of Exhibit A to Financial
                              Administration and Accounting
                              Services Agreement dated December
                              1, 2001, between the Registrant and
                              The Huntington National Bank; +
                  (x)         Conformed copy of Fund Accounting
                              Agreement dated May 1, 2002,
                              between the Registrant and BISYS
                              Fund Services Ohio, Inc.; (12)
                  (xi)        Conformed copy of Amendment to Fund Accounting Agreement dated
                              May 1, 2002, between the Registrant
                              and BISYS Fund Services Ohio, Inc.;
                              (13)
                  (xii)       Copy of Schedule A to the Fund Accounting Agreement dated May 1,
                              2002, between the Registrant and
                              BISYS Fund Services Ohio, Inc.; +
                  (xiii)      Form of Mutual Funds Sales and
                              Service Agreement, including
                              Exhibit A; (14)
            (i)               Conformed copy of Opinion of
                              Counsel as to legality of shares
                              being offered; +
            (j)   (i)         Conformed copy of Consent of
                              Independent Public Accountants; +
                  (ii)        Conformed copy of Consent of
                              Counsel; +
                  (iii)       Conformed copy of Consent of
                              Independent Auditors; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (2)
            (m)   (i)         Copy of the Distribution Plan as
                              Amended and Restated April 30,
                              2003; (13)
                  (ii)        Copy of Exhibit A to Distribution
                              Plan as Amended and Restated April
                              26, 2000, December 1, 2001, August
                              1, 2002, October 31, 2002, March
                              27, 2003, April 30, 2003 and April
                              30, 2004; +
            (n)   (i)         Conformed copy of Multiple Class Plan,
                              including Exhibit A, as Amended and
                              Restated February 11, 2004; +
            (o)   (i)         Conformed copy of Power of Attorney
                              of Charles Davis, Daniel Benhase,
                              Bryan Haft, David Carson, John
                              Shary, Thomas Westerfield, David
                              Schoedinger and William R. Wise; +
                  (ii)        Conformed copy of Power of Attorney
                              of Chief Executive Officer and Vice
                              President of the Registrant; (13)
            (p)   (i)         Copy of Code of Ethics of
                              Huntington Asset Advisors, Inc.;
                              (13)
                  (ii)        Copy of Code of Ethics of The
                              Huntington Funds; (7)
                  (iii)       Copy of Code of Ethics of Edgewood
                              Services, Inc.; (7)
                  (iv)        Copy of Code of Ethics for
                              Federated Investors, Inc.; (13)
                  (v)         Copy of Code of Ethics for Laffer
                              Investments, Inc.; (14)

Item 24.    Persons Controlled by or Under Common Control with
            the Registrant:

            None

Item 25.    Indemnification: (8)

+     All Exhibits filed electronically.

(1)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed April
      26, 1995 (File Nos. 33-11905 and 811-5010).
(2)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 20 on Form N-1A filed April
      26, 1996 (File Nos. 33-11905 and 811-5010).
(3)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 28 on Form N-1A filed March 1,
      1999 (File Nos. 33-11905 and 811-5010).
(4)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 32 on Form N-1A filed February
      25, 2000 (File Nos. 33-11905 and 811-5010).
(6)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 37 on Form N-1A filed May 1,
      2001 (File Nos. 33-11905 and 811-5010).
(7)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 38 on Form N-1A filed February
      21, 2002 (File Nos. 33-11905 and 811-5010).
(8)   Response is incorporated by reference to Registrant's
      Amendment No. 1 on Form N-14 filed February 3, 1998 (File
      Nos. 33-11905 and 811-5010).
(9)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed April
      29, 2002 (File Nos. 33-11905 and 811-5010).
(10)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 40 on Form N-1A filed July 19,
      2002 (File Nos. 33-11905 and 811-5010).
(11)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 41 on Form N-1A filed March 3,
      2003 (File Nos. 33-11905 and 811-5010).
Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 42 on Form N-1A filed April
      29, 2003 (File Nos. 33-11905 and 811-5010).
(13)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 43 on Form N-1A filed February
      2, 2004 (File Nos. 33-11905 and 811-5010).
(14)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 44 on Form N-1A filed February
      23, 2004 (File Nos. 33-11905 and 811-5010).

Item 26.    Business and Other Connections of the Investment
            Adviser:

      Huntington Asset Advisors, Inc., ("Huntington") serves as
the investment adviser to the Registrant.  Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI").
Huntington conducts a variety of trust activities.  To the
knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a
substantial nature, except that certain directors and executive officers also hold various positions with and engage business for
HBI.

                                    POSITION WITH HUNTINGTON
      NAME                          ASSET ADVISORS, INC.

      B. Randolph Bateman           President and
                                    Chief Investment Officer

      Douglas Brooks                Senior Vice President

      James J. Gibboney, Jr.        Senior Vice President

      Kirk Mentzer                  Senior Vice President

      Christopher M. Rowane         Senior Vice President

      Paul Koscik                   Vice President

      Christopher G. Cwiklinski     Vice President

      Patrick J. Fraker             Vice President

      Craig J. Hardy                Vice President

      Madelynn Matlock              Vice President

      Dr. Bernard Shinkel           Vice President

      William G. Doughty            Vice President

      Gustave Seasongood            Vice President

      Kathy Stylarek                Vice President

      Ronald J. Corn                Secretary and Chief
                                    Compliance Officer

      David Castor                  Treasurer and Chief
                                    Financial Officer

Item 27.    Principal Underwriters:

            (a)   Edgewood Services, Inc. the Distributor for shares of
                  the Registrant, acts as principal underwriter for the
                  following open-end investment companies, including
                  the Registrant: Banknorth Funds, BBH Fund, Inc., BBH
                  Trust, Excelsior Funds, Inc., Excelsior Institutional
                  Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak(R)
                  Family of Funds, Hibernia Funds, The Huntington
                  Funds, Huntington VA Funds, Marshall Funds, Inc., MTB
                  Group of Funds, The Provident Riverfront Funds, and
                  WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Charles L. Davis, Jr.         President,
Chief
5800 Corporate Drive          Edgewood Services, Inc.
Executive
Pittsburgh, PA 15237-7002
Officer

J. Christopher Donahue        Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive
--
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and rules 31a-1
through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          41 South High Street
                                    Columbus, OH  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.             5800 Corporate Drive
("Distributor")                     Pittsburgh, PA  15237-7002

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Huntington Asset Advisors, Inc.     41 South High Street
("Advisor")                         Columbus, OH  43287

The Huntington National Bank        41 South High Street
("Custodian" and "Sub-              Columbus, OH  43287
Administrator")

Unified Fund Services, Inc.         P.O. Box 6110
("Transfer Agent and                Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

BISYS Fund Services Ohio, Inc.      3435 Stelzer Road
("Sub-Fund Accountant")             Suite 1000
                                    Columbus, OH  43219

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:  Not applicable.

                            SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON
FUNDS, certifies that it meets all of the requirements for
effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of April
2004.

                       THE HUNTINGTON FUNDS

                        BY: /s/ Alicia G. Powell
                        Alicia G. Powell, Assistant Secretary
                        April 29, 2004

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                       TITLE                DATE

By: /s/ Alicia G. Powell      Attorney In Fact     April 29, 2004
Alicia G. Powell              For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                       TITLE

Daniel B. Benhase*            President
                              (Principal Executive Officer)

Charles L. Davis, Jr.*        Chief Executive Officer

Bryan C. Haft*                Treasurer
                              (Principal Financial Officer)

David R. Carson*              Assistant Treasurer

George Polatas*               Vice President

David S. Schoedinger*         Trustee

John M. Shary*                Trustee

Thomas J. Westerfield*        Trustee

William R. Wise*              Trustee

* By Power of Attorney filed herewith